EFFECTIVE DATE: MAY 1, 2005                   REGISTRATION NOS. 2-90380/811-4001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]


                        POST-EFFECTIVE AMENDMENT NO. 34

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                                                             [X]

                                AMENDMENT NO. 77


                            ------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)


                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                            JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY

                                200 PARK AVENUE


                            NEW YORK, NEW YORK 10166

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   Copies to:
                             DIANE E. AMBLER, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                         1800 MASSACHUSETTS AVENUE, NW
                              WASHINGTON, DC 20036

                            ------------------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2005 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2004 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2005.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))


FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
      1.  Cover Page................................    Cover Page
      2.  Definitions...............................    Important Terms You Should Know
      3.  Synopsis..................................    Table of Expenses
      4.  Condensed Financial Information...........    Accumulation Unit Values Table; General
                                                          Information--Advertising Performance; General
                                                          Information--Financial Statements
      5.  General Description of Registrant,
            Depositor, and Portfolio Companies......    MetLife; Metropolitan Life Separate Account E;
                                                          Your Investment Choices; General
                                                          Information--Voting Rights
      6.  Deductions and Expenses...................    Table of Expenses; Deferred Annuities--Charges;
                                                          Deferred Annuities--Early Withdrawal Charges;
                                                          Deferred Annuities--Premium and Other Taxes;
                                                          Income Annuities--Charges; Income
                                                          Annuities--Premium and Other Taxes; General
                                                          Information--Who Sells the Deferred Annuities
                                                          and Income Annuities; Appendix--Premium Tax
                                                          Table
      7.  General Description of Variable Annuity...    Variable Annuities; Deferred
                                                        Annuities--Purchase Payments (Allocation of
                                                          Purchase Payments and Limits on Purchase
                                                          Payments); Deferred Annuities--Transfers;
                                                          Income Annuities--Income Payment Types;
                                                          Income Annuity--Reallocations; General
                                                          Information--Administration (Purchase
                                                          Payments/Confirming Transactions/By Telephone
                                                          or Internet/Changes to Your Deferred Annuity
                                                          or Income Annuity/When We Can Cancel Your
                                                          Deferred Annuity or Income Annuity)
      8.  Annuity Period............................    Important Terms You Should Know; Deferred
                                                          Annuities--Pay-out Options (or Income
                                                          Options); Income Annuities--Income Payment
                                                          Types/The Value of Your Income Payments
      9.  Death Benefit.............................    Deferred Annuities--Death Benefit
     10.  Purchases and Annuity Values..............    MetLife; Metropolitan Life Separate Account E;
                                                          Deferred Annuities--Purchase Payments
                                                          (Allocation of Purchase Payments and Limits
                                                          on Purchase Payments); The Value of Your
                                                          Investment; Income Annuities--Purchase
                                                          Payment; Income Annuities--Income Payment
                                                          Types; The Value of Your Income Payments;
                                                          General Information--Administration (Purchase
                                                          Payments)

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
     11.  Redemptions...............................    Deferred Annuities--Access to Your Money
                                                          (Account Reduction Loans, Systematic
                                                          Withdrawal Program for TSA Deferred
                                                          Annuities, Systematic Withdrawal Program for
                                                          Enhanced TSA and IRA Deferred Annuities;
                                                          Systematic Withdrawal Program and Minimum
                                                          Distribution); Deferred Annuities--Early
                                                          Withdrawal Charges (When No Early Withdrawal
                                                          Charge Applies and When A Different Early
                                                          Withdrawal Charge May Apply); General
                                                          Information--When We Can Cancel Your Deferred
                                                          Annuity or Income Annuity; Appendix II for
                                                          Texas Optional Retirement Program
     12.  Taxes.....................................    Income Taxes
     13.  Legal Proceedings.........................    Legal Proceedings
     14.  Table of Contents of the Statement of
            Additional Information..................    Table of Contents of the Statement of
                                                        Additional Information
     15.  Cover Page................................    Cover Page
     16.  Table of Contents.........................    Table of Contents
     17.  General Information and History...........    Not Applicable
     18.  Services..................................    Independent Registered Public Accounting Firm;
                                                          Services; Distribution of Certificates and
                                                          Interests in the Deferred Annuities and
                                                          Income Annuities
     19.  Purchase of Securities Being Offered......    Not Applicable
     20.  Underwriters..............................    Distribution of Certificates and Interests in
                                                        the Deferred Annuities and Income Annuities;
                                                          Early Withdrawal Charge
     21.  Annuity Payments..........................    Variable Income Payments
     22.  Financial Statements......................    Financial Statements of the Separate Account;
                                                          Financial Statements of MetLife

                          Supplement Dated May 1, 2005


                                       To


                          Prospectus Dated May 1, 1995


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    VESTMET


                     Group and Individual Annuity Contracts


                 Issued by Metropolitan Life Insurance Company


This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated May 1, 1995 (the "Prospectus"). Please write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893 Attention: Annuities, telephone number (800) 638-7732, if you need another copy of the Prospectus.

The Prospectus describes individual and group VestMet Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). The Contracts are no longer offered for purchase.

TABLE OF EXPENSES

The Table of Expenses on pages VM-4 and VM-5 of the Prospectus is revised to reflect the Metropolitan Fund Annual Expenses for the fiscal year ending December 31, 2004:


                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund Operating Expenses for the
  fiscal year ending December 31, 2004 (expenses that are
  deducted from these Fund's assets include management fees
  and other expenses).......................................     0.30%      0.79%
After Waiver and/or Reimbursement of Expenses (1)...........     0.29%      0.79%



Metropolitan Fund Annual Expenses for fiscal year ending December 31, 2004 (as a percentage of average net assets) (4)



                                                         B              A+B=C                            C-D=E
                                         A        OTHER EXPENSES    TOTAL EXPENSES         D         TOTAL EXPENSES
                                     MANAGEMENT       BEFORE        BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
PORTFOLIOS                              FEES       REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
----------                           ----------   ---------------   --------------   -------------   --------------
BlackRock Money Market(1)(2)(3)(5)      0.35           0.07              0.42            0.01             0.41
BlackRock Bond Income(2)(3)(5)(1)       0.40           0.06              0.46            0.00             0.46
BlackRock Diversified(2)(3)             0.44           0.06              0.50            0.00             0.50
BlackRock Investment Trust(2)(3)        0.49           0.05              0.54            0.00             0.54
MetLife Stock Index(1)                  0.25           0.05              0.30            0.01             0.29
BlackRock Aggressive Growth(2)(3)       0.73           0.06              0.79            0.00             0.79


FOOTNOTES:


1. MetLife Advisers has agreed to waive a portion of its investment management fee until at least April 30, 2006 for the following Portfolios in the percentage amounts specified below:



PORTFOLIO                                       PERCENTAGE
---------                                       ----------
MetLife Stock Index Portfolio                   0.007% on all assets
BlackRock Bond Income Portfolio                 0.025% on assets in excess of $1 billion and
                                                less than $2 billion
BlackRock Money Market Portfolio                0.345% on the first $500 million of assets
                                                and 0.335% for the next $500 million of
                                                assets



The effect of such waiver is that performance results are increased. See the attached prospectus for the Metropolitan Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Advisers and the Metropolitan Fund.



2. Effective January 31, 2005, BlackRock Advisers, Inc. became the sub-investment manager for the State Street Research Investment Trust, State Street Research Bond Income, State Street Research Diversified, State Street

Research Money Market and State Street Research Aggressive Growth Portfolios which changed their names as shown in the following table:


PRIOR PORTFOLIO NAME                            NEW PORTFOLIO NAME
--------------------                            ---------------------------------------------
State Street Research Money Market Portfolio    BlackRock Money Market Portfolio
State Street Research Bond Income Portfolio     BlackRock Bond Income Portfolio
State Street Research Investment Trust          BlackRock Investment Trust Portfolio
Portfolio                                       BlackRock Diversified Portfolio
State Street Research Diversified Portfolio     BlackRock Aggressive Growth Portfolio
State Street Aggressive Growth Portfolio


3. Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information ("SAI") for the Metropolitan Fund.



4. Certain Metropolitan Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. The expenses information for the Fund's does not reflect these reductions or credits. See the Metropolitan Fund prospectus for more information. The tables do not reflect any voluntary waiver of investment management fees for any of the portfolios. See the SAI for more information.



5. On April 29, 2002, the State Street Research Income Portfolio of the Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund and the State Street Research Money Market Portfolio of the Metropolitan Fund was merged into the State Street Research Money Market Portfolio of the New England Zenith Fund.



EXAMPLE



You would bear directly or indirectly the following expenses on a $10,000 investment in each investment division listed below, assuming you surrender the contract, do not surrender the contract or you do not elect to annuitize and the underlying Portfolio earns a 5% annual return at the end of the applicable time period. (All early withdrawal charges have been waived by MetLife.)



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Maximum                                                        $232     $714     $1,222     $2,614
Minimum                                                        $183     $566     $  973     $2,108


PURPOSE

The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Metropolitan Fund. It assumes that there are no other transactions. The Examples are intended for illustrative purposes only; they should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges," on page VM-14, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.

WITHDRAWALS AND TRANSFERS

Substitute these paragraphs for the last four paragraphs at the end of this section:

Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). None of the Monitored Portfolios are available under the Contract. We do not believe that the portfolios available under the contract present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract owners, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other Identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.


The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the contracts.

The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.

In addition, contract owners or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment portfolio prospectuses for more details.


LEGAL PROCEEDINGS



Add this section after the last paragraph on page VM-22 of your last prospectus.



MetLife, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this prospectus, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter or to meet its obligations under the contracts.


          THIS SUPPLEMENT IS NOT VALID UNLESS PRECEDED BY THE CURRENT
            PROSPECTUS FOR THE METROPOLITAN SERIES FUND, INC., WHICH
                CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE
200 PARK AVENUE                                        TELEPHONE: (800) 638-7732
NEW YORK, NEW YORK

                          SUPPLEMENT DATED MAY 1, 2005


                            TO THE PROSPECTUS DATED


                                  MAY 1, 2004


                      METROPOLITAN LIFE SEPARATE ACCOUNT E

   PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                                200 PARK AVENUE


                            NEW YORK, NEW YORK 10166



     This supplement updates certain information in the prospectus dated May 1, 2004, describing Preference Plus(R) Account variable annuity contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI is considered part of this supplement as though it were included in the supplement. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.


     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.


     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the Met Investors Series Trust and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.



     Note: Your prospectus last year contained a description of a variable income annuity named Preference Plus(R) Income Advantage. This supplement is intended to delete all references and descriptions of that annuity contract and contains other updated material from your last prospectus.

     You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


SALOMON BROTHERS U.S. GOVERNMENT

BLACKROCK BOND INCOME


  (FORMERLY STATE STREET RESEARCH BOND INCOME)


LEHMAN BROTHERS(R) AGGREGATE BOND INDEX


PIMCO TOTAL RETURN


SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES


LORD ABBETT BOND DEBENTURE


BLACKROCK DIVERSIFIED


  (FORMERLY STATE STREET RESEARCH DIVERSIFIED)


MFS TOTAL RETURN


NEUBERGER BERMAN REAL ESTATE


AMERICAN FUNDS GROWTH-INCOME


BLACKROCK LARGE CAP VALUE


  (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE)


DAVIS VENTURE VALUE


FI VALUE LEADERS


HARRIS OAKMARK LARGE CAP VALUE


HARRIS OAKMARK FOCUSED VALUE

NEUBERGER BERMAN MID CAP VALUE

  (FORMERLY NEUBERGER BERMAN PARTNERS MID CAP VALUE)

BLACKROCK INVESTMENT TRUST

  (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST)


METLIFE STOCK INDEX


MFS INVESTORS TRUST

BLACKROCK STRATEGIC VALUE

  (FORMERLY STATE STREET RESEARCH AURORA)


FI MID CAP OPPORTUNITIES


MET/AIM MID CAP CORE EQUITY


METLIFE MID CAP STOCK INDEX


FI INTERNATIONAL STOCK


HARRIS OAKMARK INTERNATIONAL


MFS RESEARCH INTERNATIONAL


MORGAN STANLEY EAFE(R) INDEX


OPPENHEIMER GLOBAL EQUITY


  (FORMERLY SCUDDER GLOBAL EQUITY)


AMERICAN FUNDS GROWTH

BLACKROCK LEGACY LARGE CAP GROWTH

  (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH)


JANUS AGGRESSIVE GROWTH

JENNISON GROWTH

  (FORMERLY MET/PUTNAM VOYAGER)


OPPENHEIMER CAPITAL APPRECIATION


T. ROWE PRICE LARGE CAP GROWTH


LOOMIS SAYLES SMALL CAP


RUSSELL 2000(R) INDEX

BLACKROCK AGGRESSIVE GROWTH

  (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH)


T. ROWE PRICE MID-CAP GROWTH


FRANKLIN TEMPLETON SMALL CAP GROWTH


MET/AIM SMALL CAP GROWTH


T. ROWE PRICE SMALL CAP GROWTH


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

RCM GLOBAL TECHNOLOGY

  (FORMERLY PIMCO PEA INNOVATION)


                          ASSET ALLOCATION PORTFOLIOS


METLIFE CONSERVATIVE ALLOCATION


METLIFE CONSERVATIVE TO MODERATE ALLOCATION


METLIFE MODERATE ALLOCATION



METLIFE MODERATE TO AGGRESSIVE ALLOCATION


METLIFE AGGRESSIVE ALLOCATION


IMPORTANT TERMS YOU SHOULD KNOW


ANNUITY PURCHASE RATE



     Delete this term from this section in your last prospectus:


ASSUMED INVESTMENT RETURN (AIR)

     Substitute this term for the one in your last prospectus:



     Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES



    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee for Deferred Annuities.......................        None
  Surrender Fee for Deferred Annuities......................        None
  Income Annuity Contract Fee (2)...........................        $350
  Transfer Fee..............................................        None

(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities (3)..................................................     None
Separate Account Charge (as a percentage of your average account value) (4)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%

(3) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(4) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.
--------------------------------------------------------------------------------

    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund and
  American Funds Operating Expenses for the fiscal year
  ending December 31, 2004 (expenses that are deducted from
  these Funds' assets include management fees, distribution
  fees
  (12b-1 fees) and other expenses)..........................     0.30%      1.18%
After Waiver and/or Reimbursement of Expenses (5)(6)........     0.29%      1.18%

(5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING
    PERCENTAGES: 1.25 % FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO, .90 % FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO, 1.20 % FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 1.00 % FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 1.05 % FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO, .90 % FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO, 1.10 % FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND .90 % FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MSF RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FEE REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.



(6) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS E)                    1.10
MFS INVESTORS TRUST PORTFOLIO                                    1.00
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10


     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2006. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

     METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS
     INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2006 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:

                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                            -----------------------------------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                   0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                  0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                    0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
BLACKROCK BOND INCOME PORTFOLIO                                0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                               AND LESS THAN $2 BILLION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                      0.015% ON THE FIRST $50 MILLION OF ASSETS

     THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE
     INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.

                                                                            C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                  A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004       MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...................                   0.55         0.00         0.09             0.64
BlackRock Bond Income
  Portfolio (6)(7)(10)(18)....                   0.40         0.00         0.06             0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (6)...............                   0.25         0.00         0.07             0.32
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                   0.65         0.00         0.12             0.77
BlackRock Diversified Portfolio (7)(18)...       0.44         0.00         0.06             0.50
MFS Total Return Portfolio (Class E) (9)...      0.50         0.15         0.14             0.79
BlackRock Large Cap Value Portfolio (Class
  E) (6)(7)(9)(18)............                   0.70         0.15         0.23             1.08
Davis Venture Value Portfolio (7)...             0.72         0.00         0.06             0.78
FI Value Leaders Portfolio (Class
  E) (7)(9)...................                   0.66         0.15         0.08             0.89
Harris Oakmark Large Cap Value
  Portfolio (7)...............                   0.73         0.00         0.06             0.79
Harris Oakmark Focused Value
  Portfolio (7)...............                   0.73         0.00         0.05             0.78
Neuberger Berman Mid Cap Value
  Portfolio (7)...............                   0.68         0.00         0.08             0.76
BlackRock Investment Trust
  Portfolio (7)(18)...........                   0.49         0.00         0.05             0.54
MetLife Stock Index Portfolio (6)...             0.25         0.00         0.05             0.30
MFS Investors Trust Portfolio (6)(14)...         0.75         0.00         0.22             0.97
BlackRock Strategic Value
  Portfolio (7)(18)...........                   0.83         0.00         0.06             0.89
FI Mid Cap Opportunities
  Portfolio (7)(15)...........                   0.68         0.00         0.07             0.75
MetLife Mid Cap Stock Index
  Portfolio (6)...............                   0.25         0.00         0.10             0.35
FI International Stock Portfolio (7)(16)...      0.86         0.00         0.22             1.08
Morgan Stanley EAFE(R) Index
  Portfolio (6)...............                   0.30         0.00         0.29             0.59
Oppenheimer Global Equity
  Portfolio (7)(20)...........                   0.62         0.00         0.19             0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (7)(9)(18)........                   0.74         0.15         0.06             0.95
Jennison Growth Portfolio (7)(19)...             0.65         0.00         0.06             0.71
T. Rowe Price Large Cap Growth
  Portfolio (6)(7)............                   0.62         0.00         0.12             0.74
Loomis Sayles Small Cap Portfolio (6)(7)...      0.90         0.00         0.08             0.98
Russell 2000(R) Index Portfolio (6)...           0.25         0.00         0.12             0.37
BlackRock Aggressive Growth
  Portfolio (7)(18)...........                   0.73         0.00         0.06             0.79
Franklin Templeton Small Cap Growth
  Portfolio (6)(7)............                   0.90         0.00         0.25             1.15
T. Rowe Price Small Cap Growth
  Portfolio (7)...............                   0.52         0.00         0.08             0.60

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2004        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...................                    0.00           0.64
BlackRock Bond Income
  Portfolio (6)(7)(10)(18)....                    0.00           0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (6)...............                    0.01           0.31
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                    0.00           0.77
BlackRock Diversified Portfolio (7)(18)...        0.00           0.50
MFS Total Return Portfolio (Class E) (9)...       0.00           0.79
BlackRock Large Cap Value Portfolio (Class
  E) (6)(7)(9)(18)............                    0.00           1.08
Davis Venture Value Portfolio (7)...              0.00           0.78
FI Value Leaders Portfolio (Class
  E) (7)(9)...................                    0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (7)...............                    0.00           0.79
Harris Oakmark Focused Value
  Portfolio (7)...............                    0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio (7)...............                    0.00           0.76
BlackRock Investment Trust
  Portfolio (7)(18)...........                    0.00           0.54
MetLife Stock Index Portfolio (6)...              0.01           0.29
MFS Investors Trust Portfolio (6)(14)...          0.00           0.97
BlackRock Strategic Value
  Portfolio (7)(18)...........                    0.00           0.89
FI Mid Cap Opportunities
  Portfolio (7)(15)...........                    0.00           0.75
MetLife Mid Cap Stock Index
  Portfolio (6)...............                    0.01           0.34
FI International Stock Portfolio (7)(16)...       0.00           1.08
Morgan Stanley EAFE(R) Index
  Portfolio (6)...............                    0.01           0.58
Oppenheimer Global Equity
  Portfolio (7)(20)...........                    0.00           0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (7)(9)(18)........                    0.00           0.95
Jennison Growth Portfolio (7)(19)...              0.00           0.71
T. Rowe Price Large Cap Growth
  Portfolio (6)(7)............                    0.00           0.74
Loomis Sayles Small Cap Portfolio (6)(7)...       0.05           0.93
Russell 2000(R) Index Portfolio (6)...            0.01           0.36
BlackRock Aggressive Growth
  Portfolio (7)(18)...........                    0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio (6)(7)............                    0.00           1.15
T. Rowe Price Small Cap Growth
  Portfolio (7)...............                    0.00           0.60


                                                           C             A+B+C=D
                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
                                MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS        FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.25             0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.08             0.18
MetLife Moderate Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.05             0.15
MetLife Moderate to Aggressive
  Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.06             0.16
MetLife Aggressive Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.19             0.29


                                                                                                   TOTAL EXPENSES FOR
                                                          D-E=F             TOTAL EXPENSES         THE PORTFOLIO AND
                                        E            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS       REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (6)(22)...........        0.25                0.10                   0.65                     0.75
MetLife Conservative to
  Moderate Allocation
  Portfolio (6)(22)...........        0.08                0.10                   0.67                     0.77
MetLife Moderate Allocation
  Portfolio (6)(22)...........        0.05                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio (6)(22)...........        0.06                0.10                   0.72                     0.82
MetLife Aggressive Allocation
  Portfolio (6)(22)...........        0.19                0.10                   0.74                     0.84


                                                                        C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio...............     0.50      0.00         0.07             0.57
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10).....................     0.52      0.00         0.06             0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)......................     0.70      0.15         0.06             0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(17)..................     0.73      0.15         0.10             0.98
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(11)(17)..............     0.84      0.15         0.15             1.14
MFS Research International
  Portfolio (5)(7)(17).....................     0.77      0.00         0.29             1.06
Janus Aggressive Growth
  Portfolio (5)(7)(13)(17).................     0.68      0.00         0.14             0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(7)(9)(17)..................     0.60      0.15         0.10             0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(12)(17)....................     0.75      0.00         0.15             0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(7)(9)(17).........................     0.90      0.15         0.13             1.18
RCM Global Technology
  Portfolio (5)(7)(21).....................     0.90      0.00         0.01             0.91

                                                                D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2004        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (9)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio...............       0.00           0.57
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10).....................       0.00           0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)......................       0.00           0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(17)..................       0.00           0.98
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(11)(17)..............       0.00           1.14
MFS Research International
  Portfolio (5)(7)(17).....................       0.00           1.06
Janus Aggressive Growth
  Portfolio (5)(7)(13)(17).................       0.00           0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(7)(9)(17)..................       0.00           0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(12)(17)....................       0.00           0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(7)(9)(17).........................       0.00           1.18
RCM Global Technology
  Portfolio (5)(7)(21).....................       0.00           0.91


                                                                              C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004           MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...             0.29      0.25         0.02             0.56
American Funds Growth Portfolio...                    0.35      0.25         0.01             0.61
American Funds Global Small Capitalization
  Portfolio.................                          0.77      0.25         0.04             1.06

                                                                      D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2004              WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)(9)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...               0.00           0.56
American Funds Growth Portfolio...                      0.00           0.61
American Funds Global Small Capitalization
  Portfolio.................                            0.00           1.06



(7) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(8) CERTAIN METROPOLITAN FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION. THE TABLES DO NOT REFLECT ANY VOLUNTARY WAIVER OF INVESTMENT MANAGEMENT FEES FOR ANY OF THE PORTFOLIOS. SEE THE SAI FOR MORE INFORMATION.


(9) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(10) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(11) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(12) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(13) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

(14) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.

(15) PRIOR TO THE OPENING ON BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.

(16) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(17) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                           0.07
JANUS AGGRESSIVE GROWTH PORTFOLIO                                0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.05
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.02
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.12
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.04


(18) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:

                PRIOR PORTFOLIO NAME                           NEW PORTFOLIO NAME
                --------------------                           ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO       BLACKROCK AGGRESSIVE GROWTH
                                                        PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO                  BLACKROCK STRATEGIC VALUE
                                                        PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO             BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO             BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO        BLACKROCK INVESTMENT TRUST
                                                        PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO        BLACKROCK LEGACY LARGE CAP GROWTH
                                                        PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO         BLACKROCK LARGE CAP VALUE
                                                        PORTFOLIO

(19) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.

(20) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.

(21) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.


(22) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THESE PORTFOLIOS WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2005. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIOS' EXPENSES THROUGH DECEMBER 31, 2005. THE TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT FOR UNDERLYING PORTFOLIOS INCLUDES THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS (AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS. THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIO (BEFORE APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS
     ARE: 1.00% FOR THE METLIFE CONSERVATION ALLOCATION PORTFOLIO, 0.85% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 0.85% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 0.88% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 1.04% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF INVESTING IN THE PORTFOLIOS. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.

EXAMPLES


     The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).


     EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

      --   reimbursement and/or waiver of expenses was not in effect;

      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

      --   the underlying Portfolio earns a 5% annual return; and

      -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                   1          3              5              10
                                                                  YEAR      YEARS          YEARS          YEARS
----------------------------------------------------------------------------------------------------------------
Maximum.....................................................      $893      $1,245         $1,592         $2,753
Minimum.....................................................      $811      $  989         $1,143         $1,839


     EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

      --   reimbursement and/or waiver of expenses was not in effect;

      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

      --   the underlying Portfolio earns a 5% annual return; and

      -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $879         $1,202         $1,517         $2,753
Minimum...................................................      $158         $  489         $  843         $1,839

     EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

      -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

      --   reimbursement and/or waiver of expenses was not in effect;

      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

      --   the underlying Portfolio earns a 5% annual return;

      --   you bear the Income Annuity Contract Fee; and

      -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,229         $1,552         $1,867         $3,103
Minimum..................................................      $  508         $  839         $1,193         $2,189

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division
  (h)......................................... 2004      $ 16.14          $ 16.42          2,389
                                               2003        16.07            16.14          3,166
                                               2002        15.07            16.07          3,844
                                               2001        14.30            15.07          1,179

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Bond Income Division (c)............ 2004        24.52            25.29          9,471
                                               2003        23.46            24.52         15,377
                                               2002        21.93            23.46         17,570
                                               2001        20.49            21.93         18,441
                                               2000        18.65            20.49         16,397
                                               1999        19.33            18.65         18,535
                                               1998        17.89            19.33         20,060
                                               1997        16.49            17.89         16,307
                                               1996        16.12            16.49         16,604
                                               1995        13.65            16.12         15,252


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lehman Brothers(R) Aggregate Bond Index
  Division (e)................................ 2004        12.83            13.19         17,350
                                               2003        12.53            12.83         20,045
                                               2002        11.51            12.53         20,058
                                               2001        10.85            11.51         17,519
                                               2000         9.86            10.85         11,149
                                               1999        10.12             9.86          7,735
                                               1998        10.00            10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


PIMCO Total Return Division (h)............... 2004      $ 11.78          $ 12.25          6,968
                                               2003        11.41            11.78          9,778
                                               2002        10.55            11.41          8,941
                                               2001        10.00            10.55          2,743

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (h)................................ 2004        19.53            20.56          1,947
                                               2003        17.55            19.53          2,157
                                               2002        16.22            17.55          1,216
                                               2001        15.37            16.22            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (b)(d).... 2004        12.57            13.47          3,989
                                               2003        10.65            12.57          5,372
                                               2002        10.65            10.65          4,922
                                               2001        10.93            10.65          5,375
                                               2000        11.17            10.93          5,291
                                               1999         9.60            11.17          4,708
                                               1998        10.51             9.60          3,882
                                               1997        10.00            10.51          2,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Diversified Division................ 2004        27.16            29.10         31,316
                                               2003        22.81            27.16         48,133
                                               2002        26.81            22.81         53,831
                                               2001        28.98            26.81         66,375
                                               2000        29.04            28.98         72,259
                                               1999        27.05            29.04         75,126
                                               1998        22.89            27.05         73,897
                                               1997        19.22            22.89         62,604
                                               1996        17.00            19.22         52,053
                                               1995        13.55            17.00         42,712


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MFS Total Return Division (k)................. 2004      $ 10.04          $ 10.94            425


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Real Estate Division (k)..... 2004        10.00            12.86          1,211


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth-Income Division (h)..... 2004        92.67           101.01          1,516
                                               2003        70.85            92.67          1,753
                                               2002        87.85            70.85          1,163
                                               2001        86.74            87.85            404

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Large Cap Value Division (f)........ 2004        10.61            11.87          1,189
                                               2003         7.93            10.61            856
                                               2002        10.00             7.93            284

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Davis Venture Value Division (a).............. 2004        28.84            32.01          2,161
                                               2003        22.32            28.84          2,515
                                               2002        27.02            22.32          2,269
                                               2001        30.79            27.02          2,072
                                               2000        30.19            30.79            917

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


FI Value Leaders Division (f)................. 2004      $ 23.83          $ 26.73            221
                                               2003        19.04            23.83            176
                                               2002        23.06            19.04             40

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division (e)... 2004        12.18            13.41         13,378
                                               2003         9.83            12.18         18,737
                                               2002        11.60             9.83         19,479
                                               2001         9.92            11.60         16,415
                                               2000         8.93             9.92          4,947
                                               1999         9.71             8.93          3,631
                                               1998        10.00             9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (h)..... 2004        31.62            34.33          3,829
                                               2003        24.13            31.62          5,303
                                               2002        26.80            24.13          5,044
                                               2001        21.38            26.80          2,800

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Mid Cap Value Division (e)... 2004        18.29            22.20          7,073
                                               2003        13.56            18.29          9,002
                                               2002        15.20            13.56          9,180
                                               2001        15.78            15.20          9,094
                                               2000        12.46            15.78          7,506
                                               1999        10.73            12.46          2,438
                                               1998        10.00            10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


BlackRock Investment Trust Division........... 2004      $ 28.61          $ 31.33         23,745
                                               2003        22.24            28.61         42,947
                                               2002        30.49            22.24         47,435
                                               2001        37.20            30.49         57,292
                                               2000        40.14            37.20         62,971
                                               1999        34.30            40.14         64,026
                                               1998        27.10            34.30         64,053
                                               1997        21.37            27.10         60,102
                                               1996        17.71            21.37         49,644
                                               1995        13.47            17.71         38,047


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MetLife Stock Index Division.................. 2004        33.38            36.44         46,396
                                               2003        26.36            33.38         69,963
                                               2002        34.37            26.36         73,961
                                               2001        39.62            34.37         80,855
                                               2000        44.24            39.62         83,765
                                               1999        37.08            44.24         79,702
                                               1998        29.28            37.08         71,204
                                               1997        22.43            29.28         58,817
                                               1996        18.52            22.43         43,141
                                               1995        13.70            18.52         29,883


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


MFS Investors Trust Division (h).............. 2004         7.92             8.71            874
                                               2003         6.58             7.92            848
                                               2002         8.35             6.58            796
                                               2001        10.06             8.35            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
BlackRock Strategic Value Division (a)........ 2004      $ 16.17          $ 18.42         13,749
                                               2003        10.90            16.17         18,572
                                               2002        14.03            10.90         18,446
                                               2001        12.25            14.03         14,487
                                               2000        10.00            12.25          4,095
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


FI Mid Cap Opportunities Division (b)(j)...... 2004        14.83            17.17         22,357
                                               2003        11.16            14.83         38,331
                                               2002        15.91            11.16         42,962
                                               2001        25.71            15.91         52,028
                                               2000        37.86            25.71         57,546
                                               1999        17.19            37.86         44,078
                                               1998        12.69            17.19         19,031
                                               1997        10.00            12.69          7,417


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (f)...... 2004        12.11            13.69            738
                                               2003         9.70            12.11            799
                                               2002        11.41             9.70            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (a)...... 2004        11.61            13.31          6,734
                                               2003         8.71            11.61         11,376
                                               2002        10.36             8.71         10,596
                                               2001        10.62            10.36          8,080
                                               2000        10.00            10.62          5,493

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


FI International Stock Division............... 2004      $ 13.26          $ 15.48          5,447
                                               2003        10.49            13.26         11,727
                                               2002        12.87            10.49         13,031
                                               2001        16.41            12.87         13,984
                                               2000        18.49            16.41         13,980
                                               1999        16.07            18.49         13,052
                                               1998        13.28            16.07         14,330
                                               1997        13.77            13.28         15,865
                                               1996        14.19            13.77         17,780
                                               1995        14.25            14.19         17,553


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Harris Oakmark International Division (f)..... 2004        11.82            14.09          1,330
                                               2003         8.86            11.82            595
                                               2002        10.61             8.86             42


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

MFS Research International Division (h)....... 2004         9.96            11.78            873
                                               2003         7.63             9.96            973
                                               2002         8.73             7.63            830
                                               2001        10.00             8.73            409
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division (e)..... 2004         9.73            11.50          7,397
                                               2003         7.16             9.73         12,719
                                               2002         8.69             7.16         12,545
                                               2001        11.25             8.69         11,012
                                               2000        13.31            11.25          8,034
                                               1999        10.79            13.31          3,869
                                               1998        10.00            10.79            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity Division (b)........ 2004      $ 13.22          $ 15.20          5,109
                                               2003        10.26            13.22         10,017
                                               2002        12.37            10.26         10,868
                                               2001        14.93            12.37         12,091
                                               2000        15.36            14.93         11,687
                                               1999        12.43            15.36          9,323
                                               1998        10.85            12.43          7,712
                                               1997        10.00            10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


American Funds Growth Division (h)............ 2004       119.08           132.30          1,306
                                               2003        88.13           119.08          1,483
                                               2002       118.11            88.13            925
                                               2001       146.13           118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


BlackRock Legacy Large Cap Growth Division
  (k)......................................... 2004        10.08            11.06            100


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

          Year End Accumulation Unit Value


Janus Aggressive Growth Division (g)(h)....... 2004         6.82             7.33          1,095
                                               2003         5.32             6.82          1,650
                                               2002         7.76             5.32          1,511
                                               2001        10.00             7.76          1,023

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Met/Putnam Voyager Division (a)(j)............ 2004      $  4.32          $  4.48          3,425
                                               2003         3.47             4.32          6,160
                                               2002         4.95             3.47          5,946
                                               2001         7.24             4.95          5,527
                                               2000         9.82             7.24          2,555

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (e)... 2004        11.38            12.36          6,879
                                               2003         8.81            11.38         10,543
                                               2002        11.62             8.81         10,694
                                               2001        13.06            11.62         12,077
                                               2000        13.29            13.06         12,475
                                               1999        11.01            13.29          3,394
                                               1998        10.00            11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Loomis Sayles Small Cap Division (a).......... 2004        24.00            27.58            584
                                               2003        17.81            24.00            812
                                               2002        22.99            17.81            759
                                               2001        25.53            22.99            654
                                               2000        25.79            25.53            353
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Russell 2000(R) Index Division (e)............ 2004        13.69            15.92          6,555
                                               2003         9.49            13.69         10,958
                                               2002        12.08             9.49         10,366
                                               2001        12.13            12.08          9,632
                                               2000        12.76            12.13          9,113
                                               1999        10.53            12.76          5,395
                                               1998        10.00            10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth Division.......... 2004      $ 24.88          $ 27.76         13,489
                                               2003        17.89            24.88         25,244
                                               2002        25.42            17.89         27,179
                                               2001        33.76            25.42         31,091
                                               2000        37.01            33.76         33,051
                                               1999        28.12            37.01         31,947
                                               1998        25.05            28.12         38,975
                                               1997        23.77            25.05         43,359
                                               1996        22.35            23.77         43,962
                                               1995        17.47            22.35         33,899

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division (h)..... 2004         6.31             7.37          2,821
                                               2003         4.66             6.31          3,464
                                               2002         8.43             4.66          2,343
                                               2001        10.00             8.43          1,519


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division
(h)........................................... 2004         8.99             9.89          1,461
                                               2003         6.28             8.99          2,000
                                               2002         8.81             6.28          1,420
                                               2001        10.00             8.81            769
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (f)......... 2004        11.69            12.30            245
                                               2003         8.51            11.69            317
                                               2002        11.25             8.51            130


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


T. Rowe Price Small Cap Growth Division (b)... 2004      $ 12.34          $ 13.54          8,922
                                               2003         8.87            12.34         15,892
                                               2002        12.25             8.87         16,729
                                               2001        13.64            12.25         18,643
                                               2000        15.19            13.64         19,423
                                               1999        12.02            15.19         14,007
                                               1998        11.76            12.02         13,119
                                               1997        10.00            11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division (h)................................ 2004        16.52            19.72          2,515
                                               2003        10.90            16.52          2,336
                                               2002        13.63            10.90          1,291
                                               2001        15.83            13.63            549

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

RCM Global Technology Division (h)............ 2004         5.66             5.35          4,304
                                               2003         3.63             5.66          6,380
                                               2002         7.44             3.63          2,785
                                               2001        10.00             7.44          2,036
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)

----------------------------------------

(a)  Inception Date: July 5, 2000.
(b)  Inception Date: March 3, 1997.
(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)  Inception Date: November 9, 1998.
(f)  Inception date: May 1, 2002.
(g) The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003.
     Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)  Inception Date: May 1, 2001.
(i)  The investment division with the name FI Mid Cap
     Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1, 2004, is that of the Janus Mid Cap Division.
(j) The assets in this investment division were merged into Jennison Growth Division prior to opening of business on May
     2, 2005. This investment division is no longer available.
(k)  Inception Date: May 1, 2004.

                                    METLIFE



     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve individuals in approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies serve approximately 9 million customers through direct insurance operations in Argentina, Brazil, Chile, China, Hong Kong, India, Indonesia, Mexico, South Korea, Taiwan and Uruguay.



                               METROPOLITAN LIFE


                               SEPARATE ACCOUNT E


     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES

     There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

     The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.


     Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.


AN INCOME ANNUITY


     Substitute these sentences for the last sentence in this section in your last prospectus:


     The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

     The Income Annuities are no longer available.

                            YOUR INVESTMENT CHOICES


     The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Value Leaders, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MFS Total Return, BlackRock Legacy Large Cap Growth and BlackRock Large Cap Value, which are all Class E.


     The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.



     The MetLife Conservation Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



     Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio in the first group, with all those within the same investment style listed in alphabetical order. The second group of investment choices, the asset allocation portfolios, is also listed in order of risk. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


Salomon Brothers U.S. Government Portfolio                    Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity
BlackRock Bond Income Portfolio                               Seeks competitive total return primarily from investing in fixed-income securities
Lehman Brothers(R) Aggregate Bond Index Portfolio             Seeks to equal the performance of the Lehman Brothers
                                                              Aggregate Bond Index
PIMCO Total Return Portfolio                                  Seeks maximum total return, consistent with the preservation of capital and prudent investment management
Salomon Brothers Strategic Bond Opportunities Portfolio       Seeks to maximize total return consistent with preservation of capital
Lord Abbett Bond Debenture Portfolio                          Seeks high current income and the opportunity for capital
                                                              appreciation to produce a high total return
BlackRock Diversified Portfolio                               Seeks high total return while attempting to limit investment risk and preserve capital
MFS Total Return Portfolio                                    Seeks a favorable total return through investment in a
                                                              diversified portfolio
Neuberger Berman Real Estate Portfolio                        Seeks to provide total return through investment in real
                                                              estate securities, emphasizing both capital appreciation and current income
American Funds Growth-Income Portfolio                        Seeks both capital appreciation and income
BlackRock Large Cap Value Portfolio                           Seeks long-term growth of capital
Davis Venture Value Portfolio                                 Seeks growth of capital
FI Value Leaders Portfolio                                    Seeks long-term growth of capital

Harris Oakmark Large Cap Value Portfolio                      Seeks long-term capital appreciation
Harris Oakmark Focused Value Portfolio                        Seeks long-term capital appreciation
Neuberger Berman Mid Cap Value Portfolio                      Seeks capital growth
BlackRock Investment Trust Portfolio                          Seeks long-term growth of capital and income
MetLife Stock Index Portfolio                                 Seeks to equal the performance of the Standard & Poor's(R)
                                                              500 Composite Stock Price Index
MFS Investors Trust Portfolio                                 Seeks long-term growth of capital with a secondary objective to seek reasonable current income
BlackRock Strategic Value Portfolio                           Seeks high total return, consisting principally of capital appreciation
FI Mid Cap Opportunities Portfolio                            Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio                         Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio                         Seeks to equal the performance of the Standard & Poor's(R)
                                                              MidCap 400 Composite Stock Price Index
FI International Stock Portfolio                              Seeks long-term growth of capital
Harris Oakmark International Portfolio                        Seeks long-term capital appreciation
MFS Research International Portfolio                          Seeks capital appreciation
Morgan Stanley EAFE(R) Index Portfolio                        Seeks to equal the performance of the MSCI EAFE Index
Oppenheimer Global Equity Portfolio                           Seeks capital appreciation
American Funds Growth Portfolio                               Seeks capital appreciation through stocks
BlackRock Legacy Large Cap Growth Portfolio                   Seeks long-term growth of capital
Janus Aggressive Growth Portfolio                             Seeks long-term growth of capital
Jennison Growth Portfolio                                     Seeks long-term growth of capital
Oppenheimer Capital Appreciation Portfolio                    Seeks capital appreciation
T. Rowe Price Large Cap Growth Portfolio                      Seeks long-term growth of capital and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio                             Seeks long-term capital growth from investments in common
                                                              stocks or other equity securities
Russell 2000(R) Index Portfolio                               Seeks to equal the return of the Russell 2000 Index
BlackRock Aggressive Growth Portfolio                         Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth Portfolio                        Seeks to provide long-term growth of capital
Franklin Templeton Small Cap Growth Portfolio                 Seeks long-term capital growth
Met/AIM Small Cap Growth Portfolio                            Seeks long-term growth of capital
T. Rowe Price Small Cap Growth Portfolio                      Seeks long-term capital growth
American Funds Global Small Capitalization Portfolio          Seeks capital appreciation through stocks
RCM Global Technology Portfolio                               Seeks capital appreciation; no consideration is given to
                                                              income
                                               ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation Portfolio                     Seeks a high level of current income, with growth of capital a secondary objective
MetLife Conservative to Moderate Allocation Portfolio         Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income
MetLife Moderate Allocation Portfolio                         Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                                              capital
MetLife Moderate to Aggressive Allocation Portfolio           Seeks growth of capital
MetLife Aggressive Allocation Portfolio                       Seeks growth of capital


     While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.



     The degree of investment risk you assume will depend on the investment divisions you choose. We have listed the first group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order. Your second group of choices, the asset allocation portfolios, is also listed in risk order.

     Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

     * Your employer, association or other group contract holder limits the available investment divisions.

     *  We have restricted the available investment divisions.

     The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

     The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.


     The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund and American Funds.

     In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


     Information about the payments we receive or make with regard to the Portfolios can be found later in this prospectus in the section under the "Who Sells the Deferred and Income Annuities" heading.



     We select the Portfolios offered through the Contracts based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described later in this prospectus. In some cases, we have included Portfolios based on recommendations made by selling firms through which the Contracts are sold. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers/reallocations of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners/participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio.



                               DEFERRED ANNUITIES



AUTOMATED INVESTMENT STRATEGIES (Updated from your last prospectus.)



     THE EQUITY GENERATOR(SM): Substitute "BlackRock Aggressive Growth" for "State Street Research Aggressive Growth".



     THE EQUALIZER(SM): Substitute "BlackRock Aggressive Growth" for "State Street Aggressive Growth".

     THE INDEX SELECTOR(SM): Delete the second paragraph from this section of your last prospectus and insert the following paragraphs:



     In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.



     We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.



TRANSFERS



     Substitute this section for the one in your last prospectus:


     You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account.


     You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.


     For us to process a transfer, you must tell us:

     *  The percentage or dollar amount of the transfer;

     * The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

     * The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

     * Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

     Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., participants/annuitants).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract owners, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.


     The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the contracts.

     The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.

     In addition, contract owners or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.

     In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment portfolio prospectuses for more details.

     Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

  WE MAY REQUIRE YOU TO:

     *  Use our forms;

     * Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or


     * Transfer a minimum amount if the transfer is in connection with the Allocator.

FREE LOOK


     Add this paragraph to this section in your last prospectus:



     Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those contractholders who are interested in receiving more information about the exchange offer should contact their representative.



PAY-OUT OPTIONS (OR INCOME OPTIONS)



     Substitute this paragraph for the last paragraph in this section in your last prospectus:



     Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your contract in the pay-out phase. We no longer offer the Income Annuities.



MINIMUM SIZE OF YOUR INCOME PAYMENT



     This section has been moved from the "Pay-Out Options (or Income Options)" section to the end of the "Income Payment Types" section in your last prospectus.



                                INCOME ANNUITIES



     Substitute this section for the one in your last prospectus:


     Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.

     We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

     Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

    *  Non-Qualified                   *  Roth IRA                        *  SIMPLE IRA
    *  Traditional IRA                 *  SEP IRA

     If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, ROTH IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

     If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

     Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

     There are three people who are involved in payments under your Income
Annuity:


     Many times, the Owner and the Annuitant are the same person.


     * Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

     * Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

     * Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.


     You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.


     Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:


When deciding how to receive income, consider:



     *  The amount of income you need;



     *  The amount you expect to receive from other sources;



     *  The growth potential of other investments; and



     *  How long you would like your income to last.


     LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

     LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

     LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

     LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

     LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

     LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

     INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.


OPTIONAL TWO YEAR WITHDRAWAL FEATURE



     Delete this section from your last prospectus.


THE VALUE OF YOUR INCOME PAYMENTS


     Substitute this section for the one in your last prospectus:


ANNUITY UNITS

     Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR


     The AIR is stated in your contract and may range from 3% to 6%.


     Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

     The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

     This is how we calculate the Annuity Unit Value for each investment division:

     * First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

     * Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

     * Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

     *  Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATION PRIVILEGE



     Delete this section from your last prospectus and add this section:


REALLOCATIONS

     You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.

     Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

     For us to process a reallocation, you must tell us:

     *  The percentage of the income payment to be reallocated;

     * The investment divisions from which you want the income payment to be reallocated; and

     * The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

     Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., participants/annuitants).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


     Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract owners, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.


     The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the contracts.

     The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.

     In addition, contract owners or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.

     In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment portfolio prospectuses for more details.

     Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

STANDARD WITHDRAWAL FEATURE



Delete this section from your last prospectus:


CONTRACT FEE


Substitute this section for the one in your last prospectus:


     If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

     A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping.

CHARGES


     Substitute this section for the one in your last prospectus:


     There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

     *  Insurance-related charge; and

     *  Investment-related charge.

  INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

     You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.


     The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.


     General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

     The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

     We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

  INVESTMENT-RELATED CHARGE


     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



                              GENERAL INFORMATION


ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS


     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.


     Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.


     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS

     We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

     If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

  BY TELEPHONE OR INTERNET

     You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.

     For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

     We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

  AFTER YOUR DEATH

     If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

  THIRD PARTY REQUESTS

     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

  VALUATION -- SUSPENSION OF PAYMENTS

     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

     We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/ reallocation when:

     * rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

     * during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.


     We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

     YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

     CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

     AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

     For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

     We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

     We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

     We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

     Past performance is no guarantee of future results.

     We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

     We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

     Historical performance information should not be relied on as a guarantee of future performance results.

     We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.

     An illustration should not be relied upon as a guarantee of future results.

     Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY



     We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


     *  To operate the Separate Account in any form permitted by law.

     * To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

     * To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

     * To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

     * To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

     * To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

     If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS


     Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


     We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

     There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

     *  The shares for which voting instructions are received, and

     *  The shares that are voted in proportion to such voting instructions.

     However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES



     Substitute this section for the one in your last prospectus:



     All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


     The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments for Deferred Annuities and 0% to 5% for Income Annuities. The commission we pay upon annuitization of the Deferred Annuity is 0% to 4.5% of the amount applied to provide the payments.

     We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .25% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.


     Our sales representatives and their managers may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



     Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



     The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



CERTAIN PAYMENTS WE RECEIVE OR MAKE WITH REGARD TO THE PORTFOLIOS



     An investment adviser (other than our MetLife Advisers and MetLife Investors) or sub-adviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is not deducted from the Portfolios' assets and does not decrease the Portfolio's investment return. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.05%. Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliates) with increased access to persons involved in the distribution of the Contracts.



     We, and certain of our affiliated insurance companies, are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife Investors, which are formed as limited liability companies. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the management fees it receives from a Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. See the Table of Expenses for information on the investment management fees paid to the adviser and the Statement of Additional Information for the Funds for information on the investment management fees paid to the adviser and sub-advisers.



     Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from the assets of the Portfolios and paid to MetLife. These payments decrease the portfolios' investment return.



     The American Funds Global Small Capitalization Portfolio, the American Funds Growth Portfolio and the American Funds Growth-Income Portfolio make payments to MetLife under their distribution plans in consideration of services provided and expenses incurred by MetLife in distributing their shares. These payments currently equal 0.25% of the Separate Account assets invested in the particular Portfolio. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.



     We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



FINANCIAL STATEMENTS



     The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY


     Substitute the first sentence in this section for the one in your last prospectus:


     We may not cancel your Income Annuity.



                                  INCOME TAXES



     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.



     Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.


     You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

     To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

     Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

  GENERAL


     Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


     All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA or qualified plan with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.

     Under current Federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower maximum tax rate of 15% that applies to long term capital gains and qualifying dividends.

     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

     The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

     *  adding "catch-up" contributions for taxpayers age 50 and above; and

     *  adding enhanced portability features.

     You should consult your tax adviser regarding these changes.

     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

  WITHDRAWALS

     Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

     When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

     *  annuity you purchase (e.g., Non-Qualified or IRA); and

     *  pay-out option you elect.

     We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

     If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

  WITHDRAWALS BEFORE AGE 59 1/2

     If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. (In general, this does not apply to 457 annuities. However, it does apply to distributions from Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

     As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                    TYPE OF CONTRACT
                                                              -----------------------------
                                                                                     401(A)
                                                                           TRAD.     401(K)
                                                                          IRA/SEP    KEOGH
                                                                          ROTH IRA   403(A)
                                                                NON-       SIMPLE    403(B)
                                                              QUALIFIED     IRA*      457
                                                              -----------------------------
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy (SEPP)           x          x         x(1)
After you die                                                     x          x         x
After you become totally disabled (as defined in the Code)        x          x         x
To pay deductible medical expenses                                           x         x
To pay medical insurance premiums if you are unemployed                      x
For qualified higher education expenses, or                                  x
For qualified first time home purchases up to $10,000                        x
After December 31, 1999 for IRS levies                                       x         x
After separation from service if you are over age 55 at time
of separation                                                                          x
Under certain income annuities providing for substantially
equal payments over the "pay-out" period                          x

---------------

(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

(1) You must also be separated from service.

 SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

     If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

     If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

     Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.


     You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.


     If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.


     After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.

NON-QUALIFIED ANNUITIES

     * Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the contract.

     * Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

     * Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

     * When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

     * Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

     * Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

     * Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

  DIVERSIFICATION

     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

  CHANGES TO TAX RULES AND INTERPRETATIONS

     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     * Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.

     * Possible taxation as if you were the owner of your portion of the Separate Account's assets.

     * Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

     We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.

  PURCHASE PAYMENTS

     Although the Code does not limit the amount of your purchase payments, your contract may limit them.

  PARTIAL AND FULL WITHDRAWALS

     Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:

     *  First coming from earnings (and thus subject to income tax); and

     *  Then from your purchase payments (which are not subject to income tax).

     * This rule does not apply to payments made pursuant to an income pay-out option under your contract.

     * In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings.

  INCOME ANNUITY PAYMENTS

     Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:

     *  A non-taxable return of your purchase payment; and

     *  A taxable payment of earnings.

     * Caution: We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your contract.

     * Income payments and amount received on the exercise of a withdrawal or partial withdrawal option under your non-qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead by taxable under the rules for income payment or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to additional penalties and interest.

     Caution: The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or from an investment division into the Fixed Income Option.


     We will determine such excludable amount for each income payment under the contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing the number of expected income payments from the appropriate IRS table by your after-tax purchase price adjusted for any refund or guarantee feature.


     We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

     If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.

     If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

  AFTER DEATH

     The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).


     If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

     If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

     If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.

     If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

     In the case of joint owners, the above rules will be applied on the death of any owner.

     When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

     After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

INDIVIDUAL RETIREMENT ANNUITIES

  [TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]

     Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.


     * Your IRA annuity is not forfeitable and you may not transfer it to someone else.


     * You can transfer your IRA proceeds to a similar IRA or certain eligible retirement plans of an employer, without incurring Federal income taxes if certain conditions are satisfied.

     * IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

     * The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.

     * The IRS has approved the form of the Traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or SIMPLE IRA Contract issued to you may differ from the form of the Traditional IRA or SIMPLE IRA approved by the IRS because of several factors such as different riders and state insurance department requirements.


     * The Roth IRA endorsement used with the contract is based on the IRS Model Roth IRA Contract Form 5305-RB (Rev 3-02).



     For individuals under 50, your total annual purchase payments to all your Traditional and Roth IRAs for 2005 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.

TRADITIONAL IRA ANNUITIES

  PURCHASE PAYMENTS

     Generally:


     In some cases, your purchase payments may be tax deductible.


     * Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2005-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

     * Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

     * Purchase payments in excess of permitted amounts may be subject to a penalty tax.

     * Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

     * These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

     * If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

     * If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

     Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2005, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($70,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($80,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

  WITHDRAWALS AND INCOME PAYMENTS

     Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

     We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

  MINIMUM DISTRIBUTION REQUIREMENTS

     Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

     Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

     *  The year you turn age 70 1/2 or

     * Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

     Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.


     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.


     It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.

     In general, proposed regulations issued in 2002 and finalized in 2004, permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

     If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.

     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

ROTH IRA ANNUITIES

  GENERAL

     Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

  PURCHASE PAYMENTS

     Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount under the Code ($4,000 for tax years 2005-2007) including contributions to all your Traditional and Roth IRAs. This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2005 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:

                      Status                                             Income
                 ---------------                                    ---------------
                    Individual                                     $95,000--$110,000
              Married filing jointly                               $150,000--$160,000
            Married filing separately                                 $0--$10,000

      -- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

      --   You can contribute to a Roth IRA after age 70 1/2.

      -- If you exceed the purchase payment limits you may be subject to a tax penalty.

      -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).


     For individuals under 50, annual purchase payments to your IRAs, including Roth IRAs for 2005 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.


  WITHDRAWALS

     Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

     *  The withdrawal is made:

      -- At least five taxable years after your first purchase payment to a Roth IRA, and

     *  The withdrawal is made:

      --   On or after the date you reach age 59 1/2;

      --   Upon your death or disability; or

      --   For a qualified first-time home purchase (up to $10,000).

     Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

     Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

     The order in which money is withdrawn from a Roth IRA is as follows:

     (All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

     * The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

     * The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

     * The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

     * We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

  CONVERSION

     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

     If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

     Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

     Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

     If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

  AFTER DEATH

     Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age 70 1/2.

     If your spouse is your sole beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

  SIMPLE IRAs AND SEPs ANNUITIES

     The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax adviser; see the SAI for additional details.


LEGAL PROCEEDINGS



     MetLife, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this supplement, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter or to meet its obligations under the contracts.

                                    APPENDIX


PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                              NON-QUALIFIED        IRA, SIMPLE IRA
                                                              DEFERRED             AND SEP DEFERRED
                                                              ANNUITIES            ANNUITIES AND
                                                              AND INCOME           QUALIFIED INCOME
                                                              ANNUITIES            ANNUITIES(1)
California..................................................  2.35%                0.5%(2)
Maine.......................................................  2.0%                 --
Nevada......................................................  3.5%                 --
Puerto Rico.................................................  1.0%                 1.0%
South Dakota................................................  1.25%                --
West Virginia...............................................  1.0%                 1.0%
Wyoming.....................................................  1.0%                 --

---------------

     (1) Premium tax rates applicable to IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities."


     (2) With respect to Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.


PEANUTS(C) United Feature Syndicate, Inc.
(C)2005 Metropolitan Life Insurance Company

                      TABLE OF CONTENTS FOR THE STATEMENT


                           OF ADDITIONAL INFORMATION



                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
     ANNUITIES AND INCOME ANNUITIES.........................     2
EARLY WITHDRAWAL CHARGE.....................................     2
EXPERIENCE FACTOR...........................................     2
VARIABLE INCOME PAYMENTS....................................     2
INVESTMENT MANAGEMENT FEES..................................     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................     8
VOTING RIGHTS...............................................    11
ERISA.......................................................    12
TAXES.......................................................    12
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................   F-1
FINANCIAL STATEMENTS OF METLIFE.............................     1

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E

     [ ] Metropolitan Series Fund, Inc.

     [ ] Met Investors Series Trust

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                          SUPPLEMENT DATED MAY 1, 2005

                     TO THE PROSPECTUSES DATED MAY 1, 2001,

                    MAY 1, 2002, MAY 1, 2003 AND MAY 1, 2004


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                                200 PARK AVENUE


                            NEW YORK, NEW YORK 10166



     This supplement updates certain information in the prospectuses dated May 1, 2001, May 1, 2002, May 1, 2003 and May 1, 2004, describing Preference Plus(R) Account variable annuity contracts funded by Metropolitan Life Separate Account
E. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.


     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the Met Investors Series Trust, the Calvert Social Balanced Portfolio and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

     You decide how to allocate your money among the various available investment choices for the Deferred Annuity. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For your convenience, the portfolios and the funds are referred to as "Portfolios" in this Supplement.



  SALOMON BROTHERS U.S. GOVERNMENT                       FI MID CAP OPPORTUNITIES
  BLACKROCK BOND INCOME                                  MET/AIM MID CAP CORE EQUITY
    (FORMERLY STATE STREET RESEARCH BOND INCOME)         METLIFE MID CAP STOCK INDEX
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX                FI INTERNATIONAL STOCK
  PIMCO TOTAL RETURN                                     HARRIS OAKMARK INTERNATIONAL
  SALOMON BROTHERS STRATEGIC BOND   OPPORTUNITIES        MFS RESEARCH INTERNATIONAL
  LORD ABBETT BOND DEBENTURE                             MORGAN STANLEY EAFE(R) INDEX
  BLACKROCK DIVERSIFIED                                  OPPENHEIMER GLOBAL EQUITY
    (FORMERLY STATE STREET RESEARCH DIVERSIFIED)           (FORMERLY SCUDDER GLOBAL EQUITY)
  CALVERT SOCIAL BALANCED                                AMERICAN FUNDS GROWTH
  MFS TOTAL RETURN                                       BLACKROCK LEGACY LARGE CAP GROWTH
  NEUBERGER BERMAN REAL ESTATE                             (FORMERLY STATE STREET RESEARCH LARGE
  AMERICAN FUNDS GROWTH-INCOME                             CAP GROWTH)
  BLACKROCK LARGE CAP VALUE                              JANUS AGGRESSIVE GROWTH
    (FORMERLY STATE STREET RESEARCH LARGE CAP   VALUE)   JENNISON GROWTH (FORMERLY MET/PUTNAM VOYAGER)
  DAVIS VENTURE VALUE                                    OPPENHEIMER CAPITAL APPRECIATION
  FI VALUE LEADERS                                       T. ROWE PRICE LARGE CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE                         LOOMIS SAYLES SMALL CAP
  HARRIS OAKMARK FOCUSED VALUE                           RUSSELL 2000(R) INDEX
  NEUBERGER BERMAN MID CAP VALUE                         BLACKROCK AGGRESSIVE GROWTH
    (FORMERLY NEUBERGER BERMAN PARTNERS MID                (FORMERLY STATE STREET RESEARCH AGGRESSIVE
    CAP VALUE)                                             GROWTH)
  BLACKROCK INVESTMENT TRUST                             T. ROWE PRICE MID-CAP GROWTH
    (FORMERLY STATE STREET RESEARCH INVESTMENT           FRANKLIN TEMPLETON SMALL CAP GROWTH
    TRUST)                                               MET/AIM SMALL CAP GROWTH
  METLIFE STOCK INDEX                                    T. ROWE PRICE SMALL CAP GROWTH
  MFS INVESTORS TRUST                                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  BLACKROCK STRATEGIC VALUE                              RCM GLOBAL TECHNOLOGY
    (FORMERLY STATE STREET RESEARCH AURORA)                (FORMERLY PIMCO PEA INNOVATION)
                                          ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION                        METLIFE MODERATE TO AGGRESSIVE ALLOCATION
  METLIFE CONSERVATIVE TO MODERATE ALLOCATION            METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION


IMPORTANT TERMS YOU SHOULD KNOW

     These are the revised terms in this section.

ACCOUNT BALANCE (UPDATED FROM THE MAY 1, 2001 AND MAY 1, 2002 PROSPECTUSES.)

     When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE (UPDATED FROM THE MAY 1, 2001, MAY 1, 2002 AND MAY 1, 2003 PROSPECTUSES.)


     With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.



ANNUITY UNIT VALUE (UPDATED FROM THE MAY 1, 2001, MAY 1, 2002 AND MAY 1, 2003 PROSPECTUSES)


     With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR) (UPDATED FROM YOUR LAST PROSPECTUS.)



     Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.



INVESTMENT DIVISION (UPDATED FROM THE MAY 1, 2001, MAY 1, 2002 AND MAY 1, 2003 PROSPECTUSES.)


     Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds.


METLIFE DESIGNATED OFFICE (UPDATED FROM THE MAY 1, 2001, MAY 1, 2002 AND MAY 1, 2003 PROSPECTUSES.)


     The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS INCOME ANNUITIES




    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Income Annuity Contract Fee(3)............................        $350
  Transfer Fee..............................................        None



(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT/CONTRACT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%



  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.



(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.



(3) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.

--------------------------------------------------------------------------------


    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.



Annual Contract Fee (4).........................................................................     None
Separate Account Charge (as a percentage of your average account value) (5)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%



(4) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.



(5) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.

--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds fees and expenses are contained in their respective prospectuses.

                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund, the
  Calvert Fund and American Funds Operating Expenses for the
  fiscal year ending December 31, 2004 (expenses that are
  deducted from these Funds' assets include management fees,
  distribution fees (12b-1 fees) and other expenses)........     0.30%      1.18%
After Waiver and/or Reimbursement of Expenses (6)(7)........     0.29%      1.18%



(6) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), .90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), .90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND .90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MSF RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FEE REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.



(7) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS E)                    1.10
MFS INVESTORS TRUST PORTFOLIO                                    1.00
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10



     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2006. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



     METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2006 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                                        -----------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                    0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                   0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                       0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                               0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                     0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
BLACKROCK BOND INCOME PORTFOLIO                                 0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                                AND LESS THAN $2 BILLION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                       0.015% ON THE FIRST $50 MILLION OF ASSETS



     THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.

                                                                         C             A+B+C=D                          D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for the fiscal year ending December 31, 2004  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (9)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio................................      0.55      0.00         0.09             0.64             0.00           0.64
BlackRock Bond Income
  Portfolio (7)(8)(11)(20).................      0.40      0.00         0.06             0.46             0.00           0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (7)............................      0.25      0.00         0.07             0.32             0.01           0.31
Salomon Brothers Strategic Bond
  Opportunities Portfolio..................      0.65      0.00         0.12             0.77             0.00           0.77
BlackRock Diversified Portfolio (8)(20)....      0.44      0.00         0.06             0.50             0.00           0.50
MFS Total Return Portfolio (Class E) (10)...     0.50      0.15         0.14             0.79             0.00           0.79
BlackRock Large Cap Value Portfolio (Class
  E) (7)(8)(10)(20)........................      0.70      0.15         0.23             1.08             0.00           1.08
Davis Venture Value Portfolio (8)..........      0.72      0.00         0.06             0.78             0.00           0.78
FI Value Leaders Portfolio (Class
  E) (8)(10)...............................      0.66      0.15         0.08             0.89             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (8)............................      0.73      0.00         0.06             0.79             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (8)............................      0.73      0.00         0.05             0.78             0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio (8)............................      0.68      0.00         0.08             0.76             0.00           0.76
BlackRock Investment Trust
  Portfolio (8)(20)........................      0.49      0.00         0.05             0.54             0.00           0.54
MetLife Stock Index Portfolio(7)...........      0.25      0.00         0.05             0.30             0.01           0.29
MFS Investors Trust Portfolio (7)(16)......      0.75      0.00         0.22             0.97             0.00           0.97
BlackRock Strategic Value
  Portfolio (8)(20)........................      0.83      0.00         0.06             0.89             0.00           0.89
FI Mid Cap Opportunities
  Portfolio (8)(17)........................      0.68      0.00         0.07             0.75             0.00           0.75
MetLife Mid Cap Stock Index Portfolio (7)...     0.25      0.00         0.10             0.35             0.01           0.34
FI International Stock Portfolio (8)(18)...      0.86      0.00         0.22             1.08             0.00           1.08
Morgan Stanley EAFE(R) Index
  Portfolio (7)............................      0.30      0.00         0.29             0.59             0.01           0.58
Oppenheimer Global Equity
  Portfolio (8)(22)........................      0.62      0.00         0.19             0.81             0.00           0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (8)(10)(20)....................      0.74      0.15         0.06             0.95             0.00           0.95
Jennison Growth Portfolio (8)(21)..........      0.65      0.00         0.06             0.71             0.00           0.71
T. Rowe Price Large Cap Growth
  Portfolio (7)(8).........................      0.62      0.00         0.12             0.74             0.00           0.74
Loomis Sayles Small Cap Portfolio (7)(8)...      0.90      0.00         0.08             0.98             0.05           0.93
Russell 2000(R) Index Portfolio (7)........      0.25      0.00         0.12             0.37             0.01           0.36
BlackRock Aggressive Growth
  Portfolio (8)(20)........................      0.73      0.00         0.06             0.79             0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio (7)(8).........................      0.90      0.00         0.25             1.15             0.00           1.15
T. Rowe Price Small Cap Growth
  Portfolio (8)............................      0.52      0.00         0.08             0.60             0.00           0.60


                                                           C             A+B+C=D
                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
                                MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
 ASSET ALLOCATION PORTFOLIOS       FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.25             0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.08             0.18
MetLife Moderate Allocation
  Portfolio (6)(24)...........     0.10      0.00         0.05             0.15
MetLife Moderate to Aggressive
  Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.06             0.16
MetLife Aggressive Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.19             0.29

                                                                                                   TOTAL EXPENSES FOR
                                                          D-E=F             TOTAL EXPENSES         THE PORTFOLIO AND
                                        E            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
 ASSET ALLOCATION PORTFOLIOS      REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (7)(24)...........        0.25                0.10                   0.65                     0.75
MetLife Conservative to
  Moderate Allocation
  Portfolio (7)(24)...........        0.08                0.10                   0.67                     0.77
MetLife Moderate Allocation
  Portfolio (6)(24)...........        0.05                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio (7)(24)...........        0.06                0.10                   0.72                     0.82
MetLife Aggressive Allocation
  Portfolio (7)(24)...........        0.19                0.10                   0.74                     0.84


                                                                      B              A+B=C
CALVERT FUND ANNUAL EXPENSES                         A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (12)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............       0.70             0.21             0.91

                                                                  C-D=E
CALVERT FUND ANNUAL EXPENSES                                  TOTAL EXPENSES
for fiscal year ending December 31, 2004             D            AFTER
(as a percentage of average net assets) (12)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............       0.00           0.91



                                                                       C             A+B+C=D                          D-E=F
MET INVESTORS FUND ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for fiscal year ending December 31, 2004    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)        FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio..............     0.50      0.00         0.07             0.57             0.00           0.57
Lord Abbett Bond Debenture
  Portfolio (6)(8)(11)....................     0.52      0.00         0.06             0.58             0.00           0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (6)(8)(10)....................     0.70      0.15         0.06             0.91             0.00           0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (6)(8)(10)(19)................     0.73      0.15         0.10             0.98             0.00           0.98
Harris Oakmark International Portfolio
  (Class E) (6)(8)(10)(13)(19)............     0.84      0.15         0.15             1.14             0.00           1.14
MFS Research International
  Portfolio (6)(8)(19)....................     0.77      0.00         0.29             1.06             0.00           1.06
Janus Aggressive Growth
  Portfolio (6)(8)(15)(19)................     0.68      0.00         0.14             0.82             0.00           0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (6)(8)(10)(19)................     0.60      0.15         0.10             0.85             0.00           0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (6)(14)(19)...................     0.75      0.00         0.15             0.90             0.00           0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (6)(8)(10)(19).......................     0.90      0.15         0.13             1.18             0.00           1.18
RCM Global Technology
  Portfolio (6)(8)(23)....................     0.90      0.00         0.01             0.91             0.00           0.91


                                                                               C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                  A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004            MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)(9)(10)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...              0.29      0.25         0.02             0.56
American Funds Growth Portfolio...                     0.35      0.25         0.01             0.61
American Funds Global Small Capitalization
  Portfolio...........                                 0.77      0.25         0.04             1.06

                                                                       D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                    E        TOTAL EXPENSES
for fiscal year ending December 31, 2004               WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)(9)(10)  REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...                0.00           0.56
American Funds Growth Portfolio...                       0.00           0.61
American Funds Global Small Capitalization
  Portfolio...........                                   0.00           1.06

(8) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(9) CERTAIN METROPOLITAN FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION. THE TABLES DO NOT REFLECT ANY VOLUNTARY WAIVER OF INVESTMENT MANAGEMENT FEES FOR ANY OF THE PORTFOLIOS. SEE THE SAI FOR MORE INFORMATION.



(10) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.



(11) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



(12) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
     ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.



(13) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.



(14) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.



(15) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.



(16) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



(17) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



(18) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.



(19) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.02
JANUS AGGRESSIVE GROWTH PORTFOLIO                                0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.05
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.12
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.04
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                           0.07



(20) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:



           PRIOR PORTFOLIO NAME                         NEW PORTFOLIO NAME
           --------------------                         ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH
  PORTFOLIO                                 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO      BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME
  PORTFOLIO                                 BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO                                 BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO                                 BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH      BLACKROCK LEGACY LARGE CAP GROWTH
  PORTFOLIO                                 PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO                                 BLACKROCK LARGE CAP VALUE PORTFOLIO

(21) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.



(22) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



(23) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



(24) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THESE PORTFOLIOS WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2005. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIOS' EXPENSES THROUGH DECEMBER 31, 2005. THE TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT FOR UNDERLYING PORTFOLIOS INCLUDES THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS (AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS. THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIO'S (BEFORE APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS ARE: 1.00% FOR THE METLIFE CONSERVATION ALLOCATION PORTFOLIO, 0.85% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 0.85% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 0.88% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 1.04% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF INVESTING IN THE PORTFOLIOS. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.

EXAMPLES



     The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).



     EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);



      --   reimbursement and/or waiver of expenses was not in effect;



      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



      --   the underlying Portfolio earns a 5% annual return; and



      -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.



                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $893         $1,245         $1,582         $2,753
Minimum...................................................      $811         $  989         $1,143         $1,839



     EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);



      --   reimbursement and/or waiver of expenses was not in effect;



      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



      --   the underlying Portfolio earns a 5% annual return; and



      -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)



                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $246         $756          $1,292         $2,753
Minimum....................................................      $158         $489          $  843         $1,839



     EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



      -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

      --   reimbursement and/or waiver of expenses was not in effect;



      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



      --   the underlying Portfolio earns a 5% annual return;



      --   you bear the Income Annuity Contract Fee; and



      -- you purchase an Income Annuity or you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)



                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $596         $1,106         $1,642         $3,103
Minimum...................................................      $508         $  839         $1,193         $2,189

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION



(For an accumulation unit outstanding throughout the period)



    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division (h)....... 2004      $ 16.14          $ 16.42            609
                                                     2003        16.07            16.14          3,166
                                                     2002        15.07            16.07          3,844
                                                     2001        14.30            15.07          1,179

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Bond Income Division (c).................. 2004        24.52            25.29          4,001
                                                     2003        23.46            24.52         15,377
                                                     2002        21.93            23.46         17,570
                                                     2001        20.49            21.93         18,441
                                                     2000        18.65            20.49         16,397
                                                     1999        19.33            18.65         18,535
                                                     1998        17.89            19.33         20,060
                                                     1997        16.49            17.89         16,307
                                                     1996        16.12            16.49         16,604
                                                     1995        13.65            16.12         15,252


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division
  (e)............................................... 2004      $ 12.83          $ 13.19          5,174
                                                     2003        12.53            12.83         20,045
                                                     2002        11.51            12.53         20,058
                                                     2001        10.85            11.51         17,519
                                                     2000         9.86            10.85         11,149
                                                     1999        10.12             9.86          7,735
                                                     1998        10.00            10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO Total Return Division (h)..................... 2004        11.78            12.25          2,770
                                                     2003        11.41            11.78          9,778
                                                     2002        10.55            11.41          8,941
                                                     2001        10.00            10.55          2,743

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (h)...................................... 2004        19.53            20.56            468
                                                     2003        17.55            19.53          2,157
                                                     2002        16.22            17.55          1,216
                                                     2001        15.37            16.22            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (d)............. 2004        12.57            13.47          1,253
                                                     2003        10.65            12.57          5,372
                                                     2002        10.65            10.65          4,922
                                                     2001        10.93            10.65          5,375
                                                     2000        11.17            10.93          5,291
                                                     1999         9.60            11.17          4,708
                                                     1998        10.51             9.60          3,882
                                                     1997        10.00            10.51          2,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
BlackRock Diversified Division...................... 2004      $ 27.16          $ 29.10         11,176
                                                     2003        22.81            27.16         48,133
                                                     2002        26.81            22.81         53,831
                                                     2001        28.98            26.81         66,375
                                                     2000        29.04            28.98         75,259
                                                     1999        27.05            29.04         75,126
                                                     1998        22.89            27.05         73,897
                                                     1997        19.22            22.89         62,604
                                                     1996        17.00            19.22         52,053
                                                     1995        13.55            17.00         42,712


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Calvert Social Balanced Division.................... 2004        25.35            27.11          1,526
                                                     2003        21.51            25.35          1,516
                                                     2002        24.80            21.51          1,499
                                                     2001        26.99            24.80          1,564
                                                     2000        28.21            26.99          1,527
                                                     1999        25.45            28.21          1,453
                                                     1998        22.16            25.45          1,367
                                                     1997        18.68            22.16          1,181
                                                     1996        16.80            18.68            995
                                                     1995        13.11            16.80            787


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Total Return Division (k)....................... 2004        10.04            10.94            116


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Real Estate Division (k)........... 2004        10.00            12.86            251


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Division (h)........... 2004      $ 92.67          $101.01            713
                                                     2003        70.85            92.67          1,753
                                                     2002        87.85            70.85          1,163
                                                     2001        86.74            87.85            404

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Large Cap Value Division (f).............. 2004        10.61            11.87            298
                                                     2003         7.93            10.61            856
                                                     2002        10.00             7.93            284

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Davis Venture Value Division (a).................... 2004        28.84            32.01            890
                                                     2003        22.32            28.84          2,515
                                                     2002        27.02            22.32          2,269
                                                     2001        30.79            27.02          2,072
                                                     2000        30.19            30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI Value Leaders Division (f)....................... 2004        23.83            26.73             73
                                                     2003        19.04            23.83            176
                                                     2002        23.06            19.04             40

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division (e)......... 2004        12.18            13.41          4,634
                                                     2003         9.83            12.18         18,737
                                                     2002        11.60             9.83         19,479
                                                     2001         9.92            11.60         16,415
                                                     2000         8.93             9.92          4,947
                                                     1999         9.71             8.93          3,631
                                                     1998        10.00             9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value Division (h)........... 2004      $ 31.62          $ 34.33          1,519
                                                     2003        24.13            31.62          5,303
                                                     2002        26.80            24.13          5,044
                                                     2001        21.38            26.80          2,800

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Mid Cap Value Division (e)......... 2004        18.29            22.20          3,239
                                                     2003        13.56            18.29          9,002
                                                     2002        15.20            13.56          9,180
                                                     2001        15.78            15.20          9,094
                                                     2000        12.46            15.78          7,506
                                                     1999        10.73            12.46          2,438
                                                     1998        10.00            10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Investment Trust Division................. 2004        28.61            31.33         14,129
                                                     2003        22.24            28.61         42,947
                                                     2002        30.49            22.24         47,435
                                                     2001        37.20            30.49         57,292
                                                     2000        40.14            37.20         62,971
                                                     1999        34.30            40.14         64,026
                                                     1998        27.10            34.30         64,053
                                                     1997        21.37            27.10         60,102
                                                     1996        17.71            21.37         49,644
                                                     1995        13.47            17.71         38,047


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
MetLife Stock Index Division........................ 2004      $ 33.38          $ 36.44         20,615
                                                     2003        26.36            33.38         69,963
                                                     2002        34.37            26.36         73,961
                                                     2001        39.62            34.37         80,855
                                                     2000        44.24            39.62         83,765
                                                     1999        37.08            44.24         79,702
                                                     1998        29.28            37.08         71,204
                                                     1997        22.43            29.28         58,817
                                                     1996        18.52            22.43         43,141
                                                     1995        13.70            18.52         29,883


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Investors Trust Division (h).................... 2004         7.92             8.71            258
                                                     2003         6.58             7.92            848
                                                     2002         8.35             6.58            796
                                                     2001        10.06             8.35            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Strategic Value Division (a).............. 2004        16.17            18.42          4,727
                                                     2003        10.90            16.17         18,572
                                                     2002        14.03            10.90         18,446
                                                     2001        12.25            14.03         14,487
                                                     2000        10.00            12.25          4,095


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI Mid Cap Opportunities Division (b)(j)............ 2004        14.83            17.17         11,691
                                                     2003        11.16            14.83         38,331
                                                     2002        15.91            11.16         42,962
                                                     2001        25.71            15.91         52,028
                                                     2000        37.86            25.71         57,546
                                                     1999        17.19            37.86         44,078
                                                     1998        12.69            17.19         19,031
                                                     1997        10.00            12.69          7,417


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity Division (f)............ 2004      $ 12.11          $ 13.69            232
                                                     2003         9.70            12.11            799
                                                     2002        11.41             9.70            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (a)............ 2004        11.61            13.31          2,807
                                                     2003         8.71            11.61         11,376
                                                     2002        10.36             8.71         10,596
                                                     2001        10.62            10.36          8,080
                                                     2000        10.00            10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI International Stock Division..................... 2004        13.26            15.48          5,134
                                                     2003        10.49            13.26         11,727
                                                     2002        12.87            10.49         13,031
                                                     2001        16.41            12.87         13,984
                                                     2000        18.49            16.41         13,980
                                                     1999        16.07            18.49         13,052
                                                     1998        13.28            16.07         14,330
                                                     1997        13.77            13.28         15,865
                                                     1996        14.19            13.77         17,780
                                                     1995        14.25            14.19         17,553


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark International Division (f)........... 2004        11.82            14.09            464
                                                     2003         8.86            11.82            595
                                                     2002        10.61             8.86             42

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
MFS Research International Division (h)............. 2004      $  9.96          $ 11.78            408
                                                     2003         7.63             9.96            973
                                                     2002         8.73             7.63            830
                                                     2001        10.00             8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (e)........... 2004         9.73            11.50          3,308
                                                     2003         7.16             9.73         12,719
                                                     2002         8.69             7.16         12,545
                                                     2001        11.25             8.69         11,012
                                                     2000        13.31            11.25          8,034
                                                     1999        10.79            13.31          3,869
                                                     1998        10.00            10.79            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Oppenheimer Global Equity Division (b).............. 2004        13.22            15.20          3,954
                                                     2003        10.26            13.22         10,017
                                                     2002        12.37            10.26         10,868
                                                     2001        14.93            12.37         12,091
                                                     2000        15.36            14.93         11,687
                                                     1999        12.43            15.36          9,323
                                                     1998        10.85            12.43          7,712
                                                     1997        10.00            10.85          4,826


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth Division (h).................. 2004       119.08           132.30            537
                                                     2003        88.13           119.08          1,483
                                                     2002       118.11            88.13            925
                                                     2001       146.13           118.11            383

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth Division (k)...... 2004      $ 10.08          $ 11.06             31


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Aggressive Growth Division (g)(h)............. 2004         6.82             7.33            480
                                                     2003         5.32             6.82          1,650
                                                     2002         7.76             5.32          1,511
                                                     2001        10.00             7.76          1,023

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Met/Putnam Voyager Division (a)(i).................. 2004         4.32             4.48          2,022
                                                     2003         3.47             4.32          6,160
                                                     2002         4.95             3.47          5,946
                                                     2001         7.24             4.95          5,527
                                                     2000         9.82             7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (e)......... 2004        11.38            12.36          2,843
                                                     2003         8.81            11.38         10,543
                                                     2002        11.62             8.81         10,694
                                                     2001        13.06            11.62         12,077
                                                     2000        13.29            13.06         12,475
                                                     1999        11.01            13.29          3,394
                                                     1998        10.00            11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Division (a)................ 2004      $ 24.00          $ 27.58            244
                                                     2003        17.81            24.00            812
                                                     2002        22.99            17.81            759
                                                     2001        25.53            22.99            654
                                                     2000        25.79            25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Russell 2000(R) Index Division (e).................. 2004        13.69            15.92          2,898
                                                     2003         9.49            13.69         10,958
                                                     2002        12.08             9.49         10,366
                                                     2001        12.13            12.08          9,632
                                                     2000        12.76            12.13          9,113
                                                     1999        10.53            12.76          5,395
                                                     1998        10.00            10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Aggressive Growth Division................ 2004        24.88            27.76          8,978
                                                     2003        17.89            24.88         25,244
                                                     2002        25.42            17.89         27,179
                                                     2001        33.76            25.42         31,091
                                                     2000        37.01            33.76         33,051
                                                     1999        28.12            37.01         31,947
                                                     1998        25.05            28.12         38,975
                                                     1997        23.77            25.05         43,359
                                                     1996        22.35            23.77         43,962
                                                     1995        17.47            22.35         33,899


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division (h)........... 2004         6.31             7.37          1,203
                                                     2003         4.66             6.31          3,464
                                                     2002         8.43             4.66          2,343
                                                     2001        10.00             8.43          1,519
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Growth Division (h).... 2004      $  8.99          $  9.89            474
                                                     2003         6.28             8.99          2,000
                                                     2002         8.81             6.28          1,420
                                                     2001        10.00             8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (f)............... 2004        11.69            12.30             79
                                                     2003         8.51            11.69            317
                                                     2002        11.25             8.51            130

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (b)......... 2004        12.34            13.54          5,186
                                                     2003         8.87            12.34         15,892
                                                     2002        12.25             8.87         16,729
                                                     2001        13.64            12.25         18,643
                                                     2000        15.19            13.64         19,423
                                                     1999        12.02            15.19         14,007
                                                     1998        11.76            12.02         13,119
                                                     1997        10.00            11.76          6,932


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Global Small Capitalization Division
  (h)............................................... 2004        16.52            19.72            941
                                                     2003        10.90            16.52          2,336
                                                     2002        13.63            10.90          1,291
                                                     2001        15.83            13.63            549

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


RCM Global Technology Division (h).................. 2004         5.66             5.35          1,202
                                                     2003         3.63             5.66          6,380
                                                     2002         7.44             3.63          2,785
                                                     2001        10.00             7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


----------------------------------------


(a)  Inception Date: July 5, 2000.
(b)  Inception Date: March 3, 1997.
(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)  Inception Date: November 9, 1998.
(f)  Inception date: May 1, 2002.
(g) The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003.
     Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)  Inception Date: May 1, 2001.
(i) The assets in this investment division merged into the Jennison Growth Division prior to the opening of business on May 2, 2005. This investment division is no longer available.
(j)  The investment division with the name FI Mid Cap
     Opportunities was merged into the Janus Mid Cap Division, prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(k)  Inception Date: May 1, 2004.

                                    METLIFE


     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife, was formed under laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve individuals in approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies serve approximately 9 million customers through direct insurance operations in Argentina, Brazil, Chile, China, Hong Kong, India, Indonesia, Mexico, South Korea, Thailand and Uruguay.


                               METROPOLITAN LIFE
                               SEPARATE ACCOUNT E

     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES (Updated from May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses.)


     1. Substitute this sentence for the second sentence in this section:

     These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose.

     2. Substitute this sentence for the fourth sentence in this section:

     Since the investment performance is not guaranteed, your money or income payment amount is at risk.


AN INCOME ANNUITY (Updated from May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses.)


     1. Substitute these sentences for the second and third sentences in this section:

     You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse).

     2. Substitute this sentence for the sixth sentence in this section:

     The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and amount of your purchase payment.

                            YOUR INVESTMENT CHOICES

     The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Supplement. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Value Leaders Met/AIM Small Cap Growth, Harris Oakmark International, Neuberger Berman Real Estate, MFS Total Return, BlackRock Legacy Large Cap Growth (formerly State Street Research Large Cap Growth), Met/AIM Mid Cap Core Equity, Oppenheimer Capital Appreciation and BlackRock Large Cap Value (formerly State Street Research Large Cap Value) which are all Class E.



     The MetLife Conservation Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



     Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio with all those within the same investment style listed in alphabetical order. The second group of investment choices, the asset allocation portfolios, is also listed in order of risk. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.






Salomon Brothers U.S. Government Portfolio                Seeks to maximize total return consistent with
                                                          preservation of capital and maintenance of liquidity
BlackRock Bond Income Portfolio                           Seeks competitive total return primarily from investing
                                                          in fixed-income securities
Lehman Brothers(R) Aggregate Bond Index Portfolio         Seeks to equal the performance of the Lehman Brothers
                                                          Aggregate Bond Index
PIMCO Total Return Portfolio                              Seeks maximum total return, consistent with the
                                                          preservation of capital and prudent investment
                                                          management
Salomon Brothers Strategic Bond Opportunities Portfolio   Seeks to maximize total return consistent with
                                                          preservation of capital
Lord Abbett Bond Debenture Portfolio                      Seeks high current income and the opportunity for
                                                          capital appreciation to produce a high total return
BlackRock Diversified Portfolio                           Seeks high total return while attempting to limit
                                                          investment risk and preserve capital
Calvert Social Balanced Portfolio                         Seeks to achieve a competitive total return
MFS Total Return Portfolio                                Seeks a favorable total return through investment in a
                                                          diversified portfolio
Neuberger Berman Real Estate Portfolio                    Seeks to provide total return through investment in real
                                                          estate securities, emphasizing both capital appreciation
                                                          and current income
American Funds Growth-Income Portfolio                    Seeks both capital appreciation and income
BlackRock Large Cap Value Portfolio                       Seeks long-term growth of capital
Davis Venture Value Portfolio                             Seeks growth of capital

FI Value Leaders Portfolio                                Seeks long-term growth of capital
Harris Oakmark Large Cap Value Portfolio                  Seeks long-term capital appreciation
Harris Oakmark Focused Value Portfolio                    Seeks long-term capital appreciation
Neuberger Berman Mid Cap Value Portfolio                  Seeks capital growth
BlackRock Investment Trust Portfolio                      Seeks long-term growth of capital and income
MetLife Stock Index Portfolio                             Seeks to equal the performance of the Standard &
                                                          Poor's(R) 500 Composite Stock Price Index
MFS Investors Trust Portfolio                             Seeks long-term growth of capital with a secondary
                                                          objective to seek reasonable current income
BlackRock Strategic Value Portfolio                       Seeks high total return, consisting principally of
                                                          capital appreciation
FI Mid Cap Opportunities Portfolio                        Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio                     Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio                     Seeks to equal the performance of the Standard &
                                                          Poor's(R) MidCap 400 Composite Stock Price Index
FI International Stock Portfolio                          Seeks long-term growth of capital
Harris Oakmark International Portfolio                    Seeks long-term capital appreciation
MFS Research International Portfolio                      Seeks capital appreciation
Morgan Stanley EAFE(R) Index Portfolio                    Seeks to equal the performance of the MSCI EAFE Index
Oppenheimer Global Equity Portfolio                       Seeks capital appreciation
American Funds Growth Portfolio                           Seeks capital appreciation through stocks
BlackRock Legacy Large Cap Growth Portfolio               Seeks long-term growth of capital
Janus Aggressive Growth Portfolio                         Seeks long-term growth of capital
Jennison Growth Portfolio                                 Seeks long-term growth of capital
Oppenheimer Capital Appreciation Portfolio                Seeks capital appreciation
T. Rowe Price Large Cap Growth Portfolio                  Seeks long-term growth of capital and, secondarily,
                                                          dividend income
Loomis Sayles Small Cap Portfolio                         Seeks long-term capital growth from investments in
                                                          common stocks or other equity securities
Russell 2000(R) Index Portfolio                           Seeks to equal the return of the Russell 2000 Index
BlackRock Aggressive Growth Portfolio                     Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth Portfolio                    Seeks to provide long-term growth of capital
Franklin Templeton Small Cap Growth Portfolio             Seeks long-term capital growth
Met/AIM Small Cap Growth Portfolio                        Seeks long-term growth of capital
T. Rowe Price Small Cap Growth Portfolio                  Seeks long-term capital growth
American Funds Global Small Capitalization Portfolio      Seeks capital appreciation through stocks
RCM Global Technology Portfolio                           Seeks capital appreciation; no consideration is given to
                                                          income
MetLife Conservative Allocation Portfolio                 Seeks a high level of current income, with growth of
                                                          capital a secondary objective
MetLife Conservative to Moderate Allocation Portfolio     Seeks a high total return in the form of income and
                                                          growth of capital, with a greater emphasis on income
MetLife Moderate Allocation Portfolio                     Seeks a balance between a high level of current income
                                                          and growth of capital, with a greater emphasis on growth
                                                          of capital
MetLife Moderate to Aggressive Allocation Portfolio       Seeks growth of capital
MetLife Aggressive Allocation Portfolio                   Seeks growth of capital


     While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

     The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.

     The degree of investment risk you assume will depend on the investment divisions you choose.

     Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

     * Your employer, association or other group contract holder limits the available investment divisions.

     *  We have restricted the available investment divisions.

     The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.

     The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

     The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds.

     In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


     Information about the payments we receive or make with regard to the Portfolios can be found later in this prospectus in the section under the "Who Sells the Deferred Annuities and Income Annuities" heading.



     We select the Portfolios offered through the Contracts based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described later in this prospectus. In some cases, we have included Portfolios based on recommendations made by selling firms through which the Contracts are sold. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers/reallocations of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners/participants. We do not provide investment advice and does not recommend or endorse any particular Portfolio.

                               DEFERRED ANNUITIES

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

     Add this sentence to this section of the May 1, 2001 prospectus:

     We are not a party to your employer's retirement plan.


AUTOMATED INVESTMENT STRATEGIES (UPDATED FROM YOUR LAST PROSPECTUS.)



     The Equity Generator(SM)



     Substitute "BlackRock Aggressive Growth" for "State Street Research Aggressive Growth".



     The Equalizer(SM)



     Substitute "BlackRock Aggressive Growth" for "State Street Research Aggressive Growth".



     The Index Selector(SM)



     Delete the second paragraph from this section of your last prospectus and insert the following paragraphs:



     In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.



     We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


PURCHASE PAYMENTS

     Substitute this section for the one in the May 1, 2001 and May 1, 2002 prospectuses:


  LIMITS ON PURCHASE PAYMENTS


     Your ability to make purchase payments may be limited by:

     *  Federal tax laws.

     * Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

     * Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except under a PEDC Deferred Annuity).

     * For Keogh, TSA, PEDC and 403(a) Deferred Annuities, if you should leave your job.

     *  Receiving systematic termination payments (described later).

TRANSFERS

     Substitute this section for the one in your last prospectus:

     You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

     *  The percentage or dollar amount of the transfer;

     * The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

     * The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

     * Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

     You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.


     Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the contracts (e.g., participants/annuitants).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract holders, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored

Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



     The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the contracts.



     The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract holders or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



     In addition, contract holders or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



     In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holders or participant/annuitant). You should read the investment portfolio prospectuses for more details.



     Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


WE MAY REQUIRE YOU TO:

     *  Use our forms;

     * Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

     * Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY


     Add this section to the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


ACCOUNT REDUCTION LOANS

     We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

CONTRACT FEE

     Add this section to the May 1, 2001 and May 1, 2002 prospectuses:

ACCOUNT REDUCTION LOAN FEES

     We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES

     Substitute this section for the one in the May 1, 2001 prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

  WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

     Delete the last paragraph from this section in the May 1, 2002 prospectus and the paragraph in this section in the May 1, 2001 prospectus (added by Supplement dated May 1, 2002) and insert the following paragraphs:

     * For participants in the Teacher Retirement System of Texas who purchase contracts on or after June 1, 2002, if you have continuously participated for 10 years. Continuously participated means your contract must be in existence for 10 years prior to the requested withdrawal.

     * If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

     * If your plan or the group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.


     Add this paragraph as the last paragraph in this sub-section in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


     *  If you retire:

          -- For certain TSA Deferred Annuities, if there is a plan and you retire according to the requirements of the plan.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY


     Substitute this paragraph for the first paragraph of this section in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


          If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

DEATH BENEFIT

     Substitute this section for the one in the May 1, 2001 and May 1, 2002 prospectuses:

          Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options, other than applying the death benefit to a pay-out option or taking a lump sum cash payment.

                                INCOME ANNUITIES

INCOME PAYMENT TYPES


     Add these sentences after the first sentence in this section in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


          You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

ALLOCATION


     Substitute this paragraph for the paragraph in this section in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


          You decide what portion of your income payment is allocated to each of the variable investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT


     Substitute this sentence for the last sentence in this section in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


          This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS


     Substitute this section for the one in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


          Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

     Substitute this section for the one in your last prospectus:


          Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the Separate Account charge (the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


          The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION


     Substitute this section for the one in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


     This is how we calculate the Annuity Unit Value for each investment division:

     * First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

     * Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

     * Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

     *  Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS

     Delete this section from your last prospectus and add this section:

REALLOCATIONS

     You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a reallocation. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

     For us to process a reallocation, you must tell us:

     *  The percentage or of the income payment to be reallocated;

     * The investment division (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and

     *  The investment division from which you want to reallocate.

     We may require that you use our forms to make reallocations.


     Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the contracts (e.g., participants/annuitants).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract holders, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



     The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the contracts.



     The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract holders or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



     In addition, contract holders or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



     In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holders or participant/annuitant). You should read the investment portfolio prospectuses for more details.



     Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.



     Your reallocation request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other reallocation requests in good order will be processed our next business day.


CHARGES


     Substitute this sentence for the first sentence in this section in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:



          There are two types of charges you pay if you allocate any of your income payment to the investment divisions:


     Substitute this section for the one in the May 1, 2001 prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK


     Add this sentence at the end of this section in the May 1, 2001, May 1, 2002 and May 1, 2003 prospectuses:


          If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

                              GENERAL INFORMATION

ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS

     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

     Generally, all your requests including all subsequent requests are effective the day we receive them at your MetLife Designated Office in good order.

     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS

     We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

     If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

  BY TELEPHONE OR INTERNET

     You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.

     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

     We have put into place reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems. We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

  AFTER YOUR DEATH

     If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

  THIRD PARTY REQUESTS

     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contracts owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

  VALUATION -- SUSPENSION OF PAYMENTS

     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations under a Deferred Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

     We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

     * rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

     * during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

     We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

     YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

     CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges;

however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

     AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

     For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions within the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date. We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

     We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

     All performance numbers are based on historical earnings. These numbers are not intended to indicate future results.

     Past performance is no guarantee of future results.

     Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     Delete from this section in the May 1, 2001 and May 1, 2002 prospectuses all references to the Zenith Fund.

     Substitute this paragraph for the third paragraph in this section in your last prospectus:

     * To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable tax treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

     Substitute this paragraph for the eighth paragraph in this section in your last prospectus:

          If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

     Delete from this section in the May 1, 2001 and May 1, 2002 prospectuses all references to the Zenith Fund.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


     All Deferred Annuities and Income Annuities are sold through our licensed sales representatives which include registered representatives of our affiliated broker-dealers. We and our affiliated broker-dealers are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are also members of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through the mail or over the Internet.


     The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we may pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

     We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.


     Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional compensation based on the sale production of the sales representatives that the manager supervises.



     Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



     The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



     We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items (as described above). We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



     From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.



CERTAIN PAYMENTS WE RECEIVE OR MAKE WITH REGARD TO THE PORTFOLIOS



     An investment adviser (other than our MetLife Advisers and Met Investors) or sub-adviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is not deducted from the Portfolios' assets and does not decrease the Portfolio's investment return. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.05%. Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliates) with increased access to persons involved in the distribution of the Contracts.



     We, and certain of our affiliated insurance companies, are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife Investors, which are formed as limited liability companies. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the management fees it receives from a Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. See the Table of Expenses for information on the investment management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the investment management fees paid to the adviser and sub-advisers.



     Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from the assets of the Portfolios and paid to MetLife. These payments decrease the portfolios' investment return.



     The American Funds Global Small Capitalization Portfolio, the American Funds Growth Portfolio and the American Funds Growth-Income Portfolio make payments to MetLife under their distribution plans in consideration of services provided and expenses incurred by MetLife in distributing their shares. These payments currently equal 0.25% of the Separate Account assets invested in the particular Portfolio. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.



     We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



FINANCIAL STATEMENTS



     The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


YOUR SPOUSE'S RIGHTS

     If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

     If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

     For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     We may not cancel your Income Annuity.

     We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

                                  INCOME TAXES

     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.

     You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information. Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

     For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Supplement. Please consult your tax adviser.

     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

     To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

     Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

  GENERAL

     Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

     Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.

     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

     The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

     *  adding "catch-up" contributions for taxpayers age 50 and above; and

     *  adding enhanced portability features.

     You should consult your tax adviser regarding these changes.

     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

  PURCHASE PAYMENTS

     Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

     Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

     There are different annual purchase payments limits for the annuities discussed in this Supplement. Purchase payments in excess of the limits may result in adverse tax consequences.


     Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.


     Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.


     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


  WITHDRAWALS AND INCOME PAYMENTS

     Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax. Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.


     If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC plans, if certain conditions are met amounts may be transferred into another PEDC plan, but only with respect to the same type of employer (i.e., amounts in a 457(b) plan may not be transferred between plans maintained by a tax-exempt employer and plans maintained by a state or local governmental employer).


     Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

  MINIMUM DISTRIBUTION REQUIREMENTS

     Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

     *  The year you turn age 70 1/2 or;

     * Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

     Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

     It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.

     If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.


     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract.


  WITHDRAWALS BEFORE AGE 59 1/2

     If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

     As indicated in the chart below, some taxable distributions prior to age
59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                TYPE OF CONTRACT
                                                              --------------------
                                                              TSA   KEOGH   403(A)
                                                              --------------------
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy, after you
have separated from service                                    x      x       x
After you die                                                  x      x       x
After you become totally disabled (as defined in the Code)     x      x       x
To pay deductible medical expenses                             x      x       x
After separation from service if you are over age 55 at time
of separation                                                  x      x       x
After December 31, 1999 for IRS levies                         x      x       x

 SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

     If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

     If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

     Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.


  ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING (EXCEPT PEDC)


     We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

     Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:

     *  A series of substantially equal payments made at least annually for:

          --   Your life or life expectancy

          --   Both you and your beneficiary's lives or life expectancies

          --   A specified period of 10 years or more

     *  Withdrawals to satisfy minimum distribution requirements

     *  Certain withdrawals on account of financial hardship

     Other exceptions to the definition of eligible rollover distribution may exist.

     For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.


     Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

  GENERAL

     TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

     Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

  WITHDRAWALS

     If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:

     * Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

     *  Is directly transferred to other sec.403(b) arrangements;

     *  Relates to amounts that are not salary reduction elective deferrals;

     * Is after you die, leave your job or become disabled (as defined by the Code); or

     * Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

     See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

  LOANS

     Some TSA contract loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

     The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

     Your contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and contract prior to taking any loan.

KEOGH ANNUITIES

  GENERAL

     Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

     See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC

  GENERAL

     PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

     PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

     PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

  WITHDRAWALS

     Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

     Generally, monies in your contract can not be "made available" to you until you:

     *  Reach age 70 1/2

     *  Leave your job

     *  Have an unforeseen emergency (as defined by the Code)

  MINIMUM DISTRIBUTION

     The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

  SPECIAL RULES

     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

403(a)

  GENERAL

     The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

     See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.


LEGAL PROCEEDINGS



     MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this supplement, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter to meet its obligations under the contracts.

                                    APPENDIX

PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                                   KEOGH AND          PEDC
                                                   TSA DEFERRED    403(A) DEFERRED    DEFERRED AND
                                                   AND INCOME      AND INCOME         INCOME
                                                   ANNUITIES       ANNUITIES          ANNUITIES(1)
California.......................................  0.5%            0.5%               2.35%
Maine............................................  --              --                 --
Nevada...........................................  --              --                 --
Puerto Rico......................................  1.0%            1.0%               1.0%
South Dakota.....................................  --              --                 --
West Virginia....................................  1.0%            1.0%               1.0%
Wyoming..........................................  --              --                 --

---------------

     (1) Premium tax rates applicable to Deferred and Income Annuities purchased under retirement plans of public employers meeting the requirements of sec.401(a) of the Code are included under the column headed "Keogh and 403(a) Deferred and Income Annuities."

                                  APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

     If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                      TABLE OF CONTENTS FOR THE STATEMENT
                           OF ADDITIONAL INFORMATION


                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED       2
     ANNUITIES AND INCOME ANNUITIES.........................
EARLY WITHDRAWAL CHARGE.....................................     2
EXPERIENCE FACTOR...........................................     2
VARIABLE INCOME PAYMENTS....................................     2
INVESTMENT MANAGEMENT FEES..................................     6
PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE               8
     ACCOUNT................................................
VOTING RIGHTS...............................................    11
ERISA.......................................................    12
TAXES.......................................................    12
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................   F-1
FINANCIAL STATEMENTS OF METLIFE.............................     1

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


     [ ] Metropolitan Life Separate Account E



     [ ] Metropolitan Series Fund, Inc.



     [ ] Met Investors Series Trust


     [ ] Calvert Social Balanced Portfolio

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                                 [METLIFE LOGO]



DEFERRED
ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

INCOME ANNUITIES
AVAILABLE:
     --  Non-Qualified

     --  Traditional IRA


     --  Roth IRA


     --  SIMPLE IRA

     --  SEP IRA

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.


                                                               MAY 1, 2005



PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS


ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY



This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). The Income Annuities are no longer available.


--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed
Income Option (not described in this Prospectus) and investment divisions available through Metropolitan
Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan
Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.



  SALOMON BROTHERS U.S. GOVERNMENT                       MET/AIM MID CAP CORE EQUITY
  BLACKROCK BOND INCOME                                  METLIFE MID CAP STOCK INDEX
    (FORMERLY STATE STREET RESEARCH BOND INCOME)         FI INTERNATIONAL STOCK
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX                HARRIS OAKMARK INTERNATIONAL
  PIMCO TOTAL RETURN                                     MFS RESEARCH INTERNATIONAL
  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES          MORGAN STANLEY EAFE(R) INDEX
  LORD ABBETT BOND DEBENTURE                             OPPENHEIMER GLOBAL EQUITY
  BLACKROCK DIVERSIFIED                                    (FORMERLY SCUDDER GLOBAL EQUITY)
    (FORMERLY STATE STREET RESEARCH DIVERSIFIED)         AMERICAN FUNDS GROWTH
  MFS TOTAL RETURN                                       BLACKROCK LEGACY LARGE CAP GROWTH
  NEUBERGER BERMAN REAL ESTATE                             (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH)
  AMERICAN FUNDS GROWTH-INCOME                           JANUS AGGRESSIVE GROWTH
  BLACKROCK LARGE CAP VALUE                              JENNISON GROWTH
    (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE)       (FORMERLY MET/PUTNAM VOYAGER)
  DAVIS VENTURE VALUE                                    OPPENHEIMER CAPITAL APPRECIATION
  FI VALUE LEADERS                                       T. ROWE PRICE LARGE CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE                         LOOMIS SAYLES SMALL CAP
  HARRIS OAKMARK FOCUSED VALUE                           RUSSELL 2000(R) INDEX
  NEUBERGER BERMAN MID CAP VALUE                         BLACKROCK AGGRESSIVE GROWTH
    (FORMERLY NEUBERGER BERMAN PARTNERS MID CAP            (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH)
    VALUE)                                               T. ROWE PRICE MID-CAP GROWTH
  BLACKROCK INVESTMENT TRUST                             FRANKLIN TEMPLETON SMALL CAP GROWTH
    (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST)    MET/AIM SMALL CAP GROWTH
  METLIFE STOCK INDEX                                    T. ROWE PRICE SMALL CAP GROWTH
  MFS INVESTORS TRUST                                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  BLACKROCK STRATEGIC VALUE                              RCM GLOBAL TECHNOLOGY
    (FORMERLY STATE STREET RESEARCH AURORA)                (FORMERLY PIMCO PEA INNOVATION)
  FI MID CAP OPPORTUNITIES
  ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION                        METLIFE MODERATE TO AGGRESSIVE ALLOCATION
  METLIFE CONSERVATIVE TO MODERATE ALLOCATION            METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION


HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-81 of this Prospectus. To view or download the SAI, go to our website www.MetLife.com. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and
American Funds prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred
Annuity or Income Annuity.

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW........... ..........  A-PPA-4
TABLE OF EXPENSES.................. .................  A-PPA-6
ACCUMULATION UNIT VALUES TABLE........... ...........  A-PPA-13
METLIFE....................... ......................  A-PPA-25
METROPOLITAN LIFE SEPARATE ACCOUNT E........ ........  A-PPA-25
VARIABLE ANNUITIES................. .................  A-PPA-25
   A Deferred Annuity................................  A-PPA-26
   An Income Annuity.................................  A-PPA-26
YOUR INVESTMENT CHOICES............... ..............  A-PPA-27
DEFERRED ANNUITIES................. .................  A-PPA-31
   The Deferred Annuity and Your Retirement Plan.....  A-PPA-31
   Automated Investment Strategies...................  A-PPA-32
   Purchase Payments.................................  A-PPA-33
      Allocation of Purchase Payments................  A-PPA-33
      Automated Purchase Payments....................  A-PPA-33
      Electronic Applications........................  A-PPA-34
      Limits on Purchase Payments....................  A-PPA-34
   The Value of Your Investment......................  A-PPA-34
   Transfers.........................................  A-PPA-35
   Access to Your Money..............................  A-PPA-38
      Systematic Withdrawal Program..................  A-PPA-38
      Minimum Distribution...........................  A-PPA-40
   Contract Fee......................................  A-PPA-40
   Charges...........................................  A-PPA-41
      Insurance-Related Charge.......................  A-PPA-41
      Investment-Related Charge......................  A-PPA-41
   Premium and Other Taxes...........................  A-PPA-41
   Early Withdrawal Charges..........................  A-PPA-42
      When No Early Withdrawal Charge Applies........  A-PPA-43
      When A Different Early Withdrawal Charge May
        Apply........................................  A-PPA-44
   Free Look.........................................  A-PPA-45
   Death Benefit.....................................  A-PPA-45
   Pay-out Options (or Income Options)...............  A-PPA-46
INCOME ANNUITIES.................. ..................  A-PPA-47
   Income Payment Types..............................  A-PPA-48
   Minimum Size of Your Purchase Payment.............  A-PPA-49
   Allocation........................................  A-PPA-50
   The Value of Your Income Payments.................  A-PPA-50


A-PPA- 2

   Reallocations..............................................  A-PPA-51
   Contract Fee...............................................  A-PPA-54
   Charges....................................................  A-PPA-54
      Insurance-Related or Separate Account Charge............  A-PPA-54
      Investment-Related Charge...............................  A-PPA-55
   Premium and Other Taxes....................................  A-PPA-55
   Free Look..................................................  A-PPA-55
GENERAL INFORMATION..................... .....................  A-PPA-56
   Administration.............................................  A-PPA-56
      Purchase Payments.......................................  A-PPA-56
      Confirming Transactions.................................  A-PPA-56
      Processing Transactions.................................  A-PPA-57
        By Telephone or Internet..............................  A-PPA-57
        After Your Death......................................  A-PPA-58
        Third Party Requests..................................  A-PPA-58
        Valuation -- Suspension of Payments...................  A-PPA-58
   Advertising Performance....................................  A-PPA-59
   Changes to Your Deferred Annuity or Income Annuity ........  A-PPA-61
   Voting Rights..............................................  A-PPA-62
   Who Sells the Deferred Annuities and Income Annuities......  A-PPA-63
        Certain Payments We Receive or Make with Regard to the
          Portfolios..........................................  A-PPA-64
   Financial Statements.......................................  A-PPA-65
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.................................................  A-PPA-65
INCOME TAXES......................... ........................  A-PPA-65
LEGAL PROCEEDING....................... ......................  A-PPA-79
APPENDIX FOR PREMIUM TAX TABLE................ ...............  A-PPA-80
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION........................ ........................  A-PPA-81


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                                                        A-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.


ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.



ANNUITY UNIT VALUE


With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)


Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.



CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

A-PPA- 4

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.


SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.


VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.


YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.

                                                                        A-PPA- 5

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES



    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee for Deferred Annuities.......................        None
  Surrender Fee for Deferred Annuities......................        None
  Income Annuity Contract Fee (2)...........................        $350
  Transfer Fee..............................................        None

(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.


(2) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities (3)......................................................     None
Separate Account Charge (as a percentage of your average account value) (4)
  General Administrative Expenses Charge............................................................     .50%
  Mortality and Expense Risk Charge.................................................................     .75%
  Total Separate Account Annual Charge......................  Current and Maximum Guaranteed Charge:    1.25%

(3) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.


(4) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.

--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund and
  American Funds Operating Expenses for the fiscal year
  ending December 31, 2004 (expenses that are deducted from
  these Funds' assets include management fees, distribution
  fees (12b-1 fees) and other expenses).....................     0.30%      1.18%
After Waiver and/or Reimbursement of Expenses (5)(6)........     0.29%      1.18%


                                 A-PPA- 6

(5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES AND NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING
    PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), .90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), .90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND .90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MSF RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FEE REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.



(6) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS E)                    1.10
MFS INVESTORS TRUST PORTFOLIO                                    1.00
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10



     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2006. The effect of such waiver and reimbursement is that performance results are increased.



     MetLife Advisers has also agreed to waive a portion of its investment management fee until at least April 30, 2006 for the following Portfolios in the percentage amounts specified below:



                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                            -----------------------------------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                   0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                  0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                    0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
BLACKROCK BOND INCOME PORTFOLIO                                0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                               AND LESS THAN $2 BILLION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                      0.015% ON THE FIRST $50 MILLION OF ASSETS



     The effect of such waiver is that performance results are increased. See the attached prospectus for the Metropolitan Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Advisers and the Metropolitan Fund.


                                       A-PPA- 7

                                                                            C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                  A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004       MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...................                   0.55         0.00         0.09             0.64
BlackRock Bond Income
  Portfolio (6)(7)(10)(18)....                   0.40         0.00         0.06             0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (6)...............                   0.25         0.00         0.07             0.32
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                   0.65         0.00         0.12             0.77
BlackRock Diversified Portfolio (7)(18)...       0.44         0.00         0.06             0.50
MFS Total Return Portfolio (Class E) (9)...      0.50         0.15         0.14             0.79
BlackRock Large Cap Value Portfolio (Class
  E) (6)(7)(9)(18)............                   0.70         0.15         0.23             1.08
Davis Venture Value Portfolio (7)...             0.72         0.00         0.06             0.78
FI Value Leaders Portfolio (Class
  E) (7)(9)...................                   0.66         0.15         0.08             0.89
Harris Oakmark Large Cap Value
  Portfolio (7)...............                   0.73         0.00         0.06             0.79
Harris Oakmark Focused Value
  Portfolio (7)...............                   0.73         0.00         0.05             0.78
Neuberger Berman Mid Cap Value
  Portfolio (7)...............                   0.68         0.00         0.08             0.76
BlackRock Investment Trust
  Portfolio (7)(18)...........                   0.49         0.00         0.05             0.54
MetLife Stock Index Portfolio (6)...             0.25         0.00         0.05             0.30
MFS Investors Trust Portfolio (6)(14)...         0.75         0.00         0.22             0.97
BlackRock Strategic Value
  Portfolio (7)(18)...........                   0.83         0.00         0.06             0.89
FI Mid Cap Opportunities
  Portfolio (7)(15)...........                   0.68         0.00         0.07             0.75
MetLife Mid Cap Stock Index
  Portfolio (6)...............                   0.25         0.00         0.10             0.35
FI International Stock Portfolio (7)(16)...      0.86         0.00         0.22             1.08
Morgan Stanley EAFE(R) Index
  Portfolio (6)...............                   0.30         0.00         0.29             0.59
Oppenheimer Global Equity
  Portfolio (7)(20)...........                   0.62         0.00         0.19             0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (7)(9)(18)........                   0.74         0.15         0.06             0.95
Jennison Growth Portfolio (7)(19)...             0.65         0.00         0.06             0.71
T. Rowe Price Large Cap Growth
  Portfolio (6)(7)............                   0.62         0.00         0.12             0.74
Loomis Sayles Small Cap Portfolio (6)(7)...      0.90         0.00         0.08             0.98
Russell 2000(R) Index Portfolio (6)...           0.25         0.00         0.12             0.37
BlackRock Aggressive Growth
  Portfolio (7)(18)...........                   0.73         0.00         0.06             0.79
Franklin Templeton Small Cap Growth
  Portfolio (6)(7)............                   0.90         0.00         0.25             1.15
T. Rowe Price Small Cap Growth
  Portfolio (7)...............                   0.52         0.00         0.08             0.60

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2004        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...................                    0.00           0.64
BlackRock Bond Income
  Portfolio (6)(7)(10)(18)....                    0.00           0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (6)...............                    0.01           0.31
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                    0.00           0.77
BlackRock Diversified Portfolio (7)(18)...        0.00           0.50
MFS Total Return Portfolio (Class E) (9)...       0.00           0.79
BlackRock Large Cap Value Portfolio (Class
  E) (6)(7)(9)(18)............                    0.00           1.08
Davis Venture Value Portfolio (7)...              0.00           0.78
FI Value Leaders Portfolio (Class
  E) (7)(9)...................                    0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (7)...............                    0.00           0.79
Harris Oakmark Focused Value
  Portfolio (7)...............                    0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio (7)...............                    0.00           0.76
BlackRock Investment Trust
  Portfolio (7)(18)...........                    0.00           0.54
MetLife Stock Index Portfolio (6)...              0.01           0.29
MFS Investors Trust Portfolio (6)(14)...          0.00           0.97
BlackRock Strategic Value
  Portfolio (7)(18)...........                    0.00           0.89
FI Mid Cap Opportunities
  Portfolio (7)(15)...........                    0.00           0.75
MetLife Mid Cap Stock Index
  Portfolio (6)...............                    0.01           0.34
FI International Stock Portfolio (7)(16)...       0.00           1.08
Morgan Stanley EAFE(R) Index
  Portfolio (6)...............                    0.01           0.58
Oppenheimer Global Equity
  Portfolio (7)(20)...........                    0.00           0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (7)(9)(18)........                    0.00           0.95
Jennison Growth Portfolio (7)(19)...              0.00           0.71
T. Rowe Price Large Cap Growth
  Portfolio (6)(7)............                    0.00           0.74
Loomis Sayles Small Cap Portfolio (6)(7)...       0.05           0.93
Russell 2000(R) Index Portfolio (6)...            0.01           0.36
BlackRock Aggressive Growth
  Portfolio (7)(18)...........                    0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio (6)(7)............                    0.00           1.15
T. Rowe Price Small Cap Growth
  Portfolio (7)...............                    0.00           0.60


                                 A-PPA- 8


                                                           C             A+B+C=D
                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
                                MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS        FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.25             0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.08             0.18
MetLife Moderate Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.05             0.15
MetLife Moderate to Aggressive
  Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.06             0.16
MetLife Aggressive Allocation
  Portfolio (6)(22)...........     0.10      0.00         0.19             0.29


                                                                                                   TOTAL EXPENSES FOR
                                                          D-E=F             TOTAL EXPENSES         THE PORTFOLIO AND
                                        E            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS       REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (6)(22)...........        0.25                0.10                   0.65                     0.75
MetLife Conservative to
  Moderate Allocation
  Portfolio (6)(22)...........        0.08                0.10                   0.67                     0.77
MetLife Moderate Allocation
  Portfolio (6)(22)...........        0.05                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio (6)(22)...........        0.06                0.10                   0.72                     0.82
MetLife Aggressive Allocation
  Portfolio (6)(22)...........        0.19                0.10                   0.74                     0.84


                                                                        C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio...............     0.50      0.00         0.07             0.57
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10).....................     0.52      0.00         0.06             0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)......................     0.70      0.15         0.06             0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(17)..................     0.73      0.15         0.10             0.98
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(11)(17)..............     0.84      0.15         0.15             1.14
MFS Research International
  Portfolio (5)(7)(17).....................     0.77      0.00         0.29             1.06
Janus Aggressive Growth
  Portfolio (5)(7)(13)(17).................     0.68      0.00         0.14             0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(7)(9)(17)..................     0.60      0.15         0.10             0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(12)(17)....................     0.75      0.00         0.15             0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(7)(9)(17).........................     0.90      0.15         0.13             1.18
RCM Global Technology
  Portfolio (5)(7)(21).....................     0.90      0.00         0.01             0.91

                                                                D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2004        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio...............       0.00           0.57
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10).....................       0.00           0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)......................       0.00           0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(17)..................       0.00           0.98
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(11)(17)..............       0.00           1.14
MFS Research International
  Portfolio (5)(7)(17).....................       0.00           1.06
Janus Aggressive Growth
  Portfolio (5)(7)(13)(17).................       0.00           0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(7)(9)(17)..................       0.00           0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(12)(17)....................       0.00           0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(7)(9)(17).........................       0.00           1.18
RCM Global Technology
  Portfolio (5)(7)(21).....................       0.00           0.91


                                                                              C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004           MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...             0.29      0.25         0.02             0.56
American Funds Growth Portfolio...                    0.35      0.25         0.01             0.61
American Funds Global Small Capitalization
  Portfolio.................                          0.77      0.25         0.04             1.06

                                                                      D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2004              WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)(9)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...               0.00           0.56
American Funds Growth Portfolio...                      0.00           0.61
American Funds Global Small Capitalization
  Portfolio.................                            0.00           1.06



(7) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(8) CERTAIN METROPOLITAN FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION. THE TABLES DO NOT REFLECT ANY VOLUNTARY WAIVER OF INVESTMENT MANAGEMENT FEES FOR ANY OF THE PORTFOLIOS. SEE THE SAI FOR MORE INFORMATION.



(9) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


                                       A-PPA- 9

(10) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.


(11) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(12) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(13) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

(14) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.

(15) PRIOR TO THE OPENING ON BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.

(16) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(17) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                           0.07
JANUS AGGRESSIVE GROWTH PORTFOLIO                                0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.05
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.02
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.12
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.04



(18) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:



           PRIOR PORTFOLIO NAME                         NEW PORTFOLIO NAME
           --------------------                         ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH
  PORTFOLIO                                 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO      BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME
  PORTFOLIO                                 BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO                                 BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO                                 BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH      BLACKROCK LEGACY LARGE CAP GROWTH
  PORTFOLIO                                 PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO                                 BLACKROCK LARGE CAP VALUE PORTFOLIO



(19) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.



(20) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



(21) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



(22) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THESE PORTFOLIOS WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2005. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIOS' EXPENSES THROUGH DECEMBER 31, 2005. THE TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT FOR UNDERLYING PORTFOLIOS INCLUDES THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS (AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS. THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS
     ARE: 1.00% FOR THE METLIFE CONSERVATION ALLOCATION PORTFOLIO, 0.85% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 0.85% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 0.88% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 1.04% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF INVESTING IN THE PORTFOLIOS. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.


                                 A-PPA- 10

EXAMPLES


The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).


EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                   1          3              5              10
                                                                  YEAR      YEARS          YEARS          YEARS
----------------------------------------------------------------------------------------------------------------
Maximum.....................................................      $893      $1,245         $1,592         $2,753
Minimum.....................................................      $811      $  989         $1,143         $1,839


EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $879         $1,202         $1,517         $1,839
Minimum...................................................      $158         $  489         $  843         $1,839


                                      A-PPA- 11

EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return;

 --   you bear the Income Annuity Contract Fee; and

 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,229         $1,552         $1,867         $3,103
Minimum..................................................      $  508         $  839         $1,193         $2,189


                                 A-PPA- 12

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)
    These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Division(h)................................. 2004      $ 16.14          $ 16.42          2,389
                                               2003        16.07            16.14          3,166
                                               2002        15.07            16.07          3,844
                                               2001        14.30            15.07          1,179

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Bond Income Division(c)............. 2004        24.52            25.29          9,471
                                               2003        23.46            24.52         15,377
                                               2002        21.93            23.46         17,570
                                               2001        20.49            21.93         18,441
                                               2000        18.65            20.49         16,397
                                               1999        19.33            18.65         18,535
                                               1998        17.89            19.33         20,060
                                               1997        16.49            17.89         16,307
                                               1996        16.12            16.49         16,604
                                               1995        13.65            16.12         15,252


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lehman Brothers(R) Aggregate Bond Index
  Division(e)................................. 2004        12.83            13.19         17,350
                                               2003        12.53            12.83         20,045
                                               2002        11.51            12.53         20,058
                                               2001        10.85            11.51         17,519
                                               2000         9.86            10.85         11,149
                                               1999        10.12             9.86          7,735
                                               1998        10.00            10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 13

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


PIMCO Total Return Division(h)................ 2004      $ 11.78          $ 12.25          6,968
                                               2003        11.41            11.78          9,778
                                               2002        10.55            11.41          8,941
                                               2001        10.00            10.55          2,743

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division(h)................................. 2004        19.53            20.56          1,947
                                               2003        17.55            19.53          2,157
                                               2002        16.22            17.55          1,216
                                               2001        15.37            16.22            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division(b)(d)..... 2004        12.57            13.47          3,989
                                               2003        10.65            12.57          5,372
                                               2002        10.65            10.65          4,922
                                               2001        10.93            10.65          5,375
                                               2000        11.17            10.93          5,291
                                               1999         9.60            11.17          4,708
                                               1998        10.51             9.60          3,882
                                               1997        10.00            10.51          2,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


BlackRock Diversified Division................ 2004      $ 27.16          $ 29.10         31,316
                                               2003        22.81            27.16         48,133
                                               2002        26.81            22.81         53,831
                                               2001        28.98            26.81         66,375
                                               2000        29.04            28.98         72,259
                                               1999        27.05            29.04         75,126
                                               1998        22.89            27.05         73,897
                                               1997        19.22            22.89         62,604
                                               1996        17.00            19.22         52,053
                                               1995        13.55            17.00         42,712


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Total Return Division(k).................. 2004        10.04            10.94            425


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Real Estate Division(k)...... 2004        10.00            12.86          1,211


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth-Income Division(h)...... 2004        92.67           101.01          1,516
                                               2003        70.85            92.67          1,753
                                               2002        87.85            70.85          1,163
                                               2001        86.74            87.85            404

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Large Cap Value Division(f)......... 2004        10.61            11.87          1,189
                                               2003         7.93            10.61            856
                                               2002        10.00             7.93            284

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Davis Venture Value Division(a)............... 2004      $ 28.84          $ 32.01          2,161
                                               2003        22.32            28.84          2,515
                                               2002        27.02            22.32          2,269
                                               2001        30.79            27.02          2,072
                                               2000        30.19            30.79            917

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


FI Value Leaders Division(f).................. 2004        23.83            26.73            221
                                               2003        19.04            23.83            176
                                               2002        23.06            19.04             40

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division(e).... 2004        12.18            13.41         13,378
                                               2003         9.83            12.18         18,737
                                               2002        11.60             9.83         19,479
                                               2001         9.92            11.60         16,415
                                               2000         8.93             9.92          4,947
                                               1999         9.71             8.93          3,631
                                               1998        10.00             9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division(h)...... 2004        31.62            34.33          3,829
                                               2003        24.13            31.62          5,303
                                               2002        26.80            24.13          5,044
                                               2001        21.38            26.80          2,800

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Neuberger Berman Mid Cap Value Division(e).... 2004      $ 18.29          $ 22.20          7,073
                                               2003        13.56            18.29          9,002
                                               2002        15.20            13.56          9,180
                                               2001        15.78            15.20          9,094
                                               2000        12.46            15.78          7,506
                                               1999        10.73            12.46          2,438
                                               1998        10.00            10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Investment Trust Division........... 2004        28.61            31.33         23,745
                                               2003        22.24            28.61         42,947
                                               2002        30.49            22.24         47,435
                                               2001        37.20            30.49         57,292
                                               2000        40.14            37.20         62,971
                                               1999        34.30            40.14         64,026
                                               1998        27.10            34.30         64,053
                                               1997        21.37            27.10         60,102
                                               1996        17.71            21.37         49,644
                                               1995        13.47            17.71         38,047


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MetLife Stock Index Division.................. 2004        33.38            36.44         46,396
                                               2003        26.36            33.38         69,963
                                               2002        34.37            26.36         73,961
                                               2001        39.62            34.37         80,855
                                               2000        44.24            39.62         83,765
                                               1999        37.08            44.24         79,702
                                               1998        29.28            37.08         71,204
                                               1997        22.43            29.28         58,817
                                               1996        18.52            22.43         43,141
                                               1995        13.70            18.52         29,883


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value



                                      A-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MFS Investors Trust Division(h)............... 2004      $  7.92          $  8.71            874
                                               2003         6.58             7.92            848
                                               2002         8.35             6.58            796
                                               2001        10.06             8.35            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

BlackRock Strategic Value Division(a)......... 2004        16.17            18.42         13,749
                                               2003        10.90            16.17         18,572
                                               2002        14.03            10.90         18,446
                                               2001        12.25            14.03         14,487
                                               2000        10.00            12.25          4,095
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


FI Mid Cap Opportunities Division(b)(j)....... 2004        14.83            17.17         22,357
                                               2003        11.16            14.83         38,331
                                               2002        15.91            11.16         42,962
                                               2001        25.71            15.91         52,028
                                               2000        37.86            25.71         57,546
                                               1999        17.19            37.86         44,078
                                               1998        12.69            17.19         19,031
                                               1997        10.00            12.69          7,417


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division(f)....... 2004        12.11            13.69            738
                                               2003         9.70            12.11            799
                                               2002        11.41             9.70            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                 A-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MetLife Mid Cap Stock Index Division(a)....... 2004      $ 11.61          $ 13.31          6,734
                                               2003         8.71            11.61         11,376
                                               2002        10.36             8.71         10,596
                                               2001        10.62            10.36          8,080
                                               2000        10.00            10.62          5,493

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


FI International Stock Division............... 2004        13.26            15.48          5,447
                                               2003        10.49            13.26         11,727
                                               2002        12.87            10.49         13,031
                                               2001        16.41            12.87         13,984
                                               2000        18.49            16.41         13,980
                                               1999        16.07            18.49         13,052
                                               1998        13.28            16.07         14,330
                                               1997        13.77            13.28         15,865
                                               1996        14.19            13.77         17,780
                                               1995        14.25            14.19         17,553


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Harris Oakmark International Division(f)...... 2004        11.82            14.09          1,330
                                               2003         8.86            11.82            595
                                               2002        10.61             8.86             42


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

MFS Research International Division(h)........ 2004         9.96            11.78            873
                                               2003         7.63             9.96            973
                                               2002         8.73             7.63            830
                                               2001        10.00             8.73            409
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                      A-PPA- 19

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Morgan Stanley EAFE(R) Index Division(e)...... 2004      $  9.73          $ 11.50          7,397
                                               2003         7.16             9.73         12,719
                                               2002         8.69             7.16         12,545
                                               2001        11.25             8.69         11,012
                                               2000        13.31            11.25          8,034
                                               1999        10.79            13.31          3,869
                                               1998        10.00            10.79            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Oppenheimer Global Equity Division(b)......... 2004        13.22            15.20          5,109
                                               2003        10.26            13.22         10,017
                                               2002        12.37            10.26         10,868
                                               2001        14.93            12.37         12,091
                                               2000        15.36            14.93         11,687
                                               1999        12.43            15.36          9,323
                                               1998        10.85            12.43          7,712
                                               1997        10.00            10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


American Funds Growth Division(h)............. 2004       119.08           132.30          1,306
                                               2003        88.13           119.08          1,483
                                               2002       118.11            88.13            925
                                               2001       146.13           118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


BlackRock Legacy Large Cap Growth
  Division(k)................................. 2004        10.08            11.06            100


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 20

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Janus Aggressive Growth Division(g)(h)........ 2004      $  6.82          $  7.33          1,095
                                               2003         5.32             6.82          1,650
                                               2002         7.76             5.32          1,511
                                               2001        10.00             7.76          1,023

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Met/Putnam Voyager Division(a)(j)............. 2004         4.32             4.48          3,425
                                               2003         3.47             4.32          6,160
                                               2002         4.95             3.47          5,946
                                               2001         7.24             4.95          5,527
                                               2000         9.82             7.24          2,555

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division(e).... 2004        11.38            12.36          6,879
                                               2003         8.81            11.38         10,543
                                               2002        11.62             8.81         10,694
                                               2001        13.06            11.62         12,077
                                               2000        13.29            13.06         12,475
                                               1999        11.01            13.29          3,394
                                               1998        10.00            11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Loomis Sayles Small Cap Division(a)........... 2004        24.00            27.58            584
                                               2003        17.81            24.00            812
                                               2002        22.99            17.81            759
                                               2001        25.53            22.99            654
                                               2000        25.79            25.53            353
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 21

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Division(e)............. 2004      $ 13.69          $ 15.92          6,555
                                               2003         9.49            13.69         10,958
                                               2002        12.08             9.49         10,366
                                               2001        12.13            12.08          9,632
                                               2000        12.76            12.13          9,113
                                               1999        10.53            12.76          5,395
                                               1998        10.00            10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

BlackRock Aggressive Growth Division.......... 2004        24.88            27.76         13,489
                                               2003        17.89            24.88         25,244
                                               2002        25.42            17.89         27,179
                                               2001        33.76            25.42         31,091
                                               2000        37.01            33.76         33,051
                                               1999        28.12            37.01         31,947
                                               1998        25.05            28.12         38,975
                                               1997        23.77            25.05         43,359
                                               1996        22.35            23.77         43,962
                                               1995        17.47            22.35         33,899

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division(h)...... 2004         6.31             7.37          2,821
                                               2003         4.66             6.31          3,464
                                               2002         8.43             4.66          2,343
                                               2001        10.00             8.43          1,519

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth
Division(h)................................... 2004         8.99             9.89          1,461
                                               2003         6.28             8.99          2,000
                                               2002         8.81             6.28          1,420
                                               2001        10.00             8.81            769
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 22

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Met/AIM Small Cap Growth Division(f).......... 2004      $ 11.69          $ 12.30            245
                                               2003         8.51            11.69            317
                                               2002        11.25             8.51            130

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division(b).... 2004        12.34            13.54          8,922
                                               2003         8.87            12.34         15,892
                                               2002        12.25             8.87         16,729
                                               2001        13.64            12.25         18,643
                                               2000        15.19            13.64         19,423
                                               1999        12.02            15.19         14,007
                                               1998        11.76            12.02         13,119
                                               1997        10.00            11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division(h)................................. 2004        16.52            19.72          2,515
                                               2003        10.90            16.52          2,336
                                               2002        13.63            10.90          1,291
                                               2001        15.83            13.63            549

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 23

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
RCM Global Technology Division(h)............. 2004      $  5.66          $  5.35          4,304
                                               2003         3.63             5.66          6,380
                                               2002         7.44             3.63          2,785
                                               2001        10.00             7.44          2,036
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


----------------------------------------

(a)Inception Date: July 5, 2000.
(b)Inception Date: March 3, 1997.
(c)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)Inception Date: November 9, 1998.
(f)Inception date: May 1, 2002.
(g)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)Inception Date: May 1, 2001.

(i)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1, 2004, is that of the Janus Mid Cap Division.


(j)The assets in this investment division were merged into Jennison Growth Division prior to opening of business on May 2, 2005. This investment division is no longer available.


(k)Inception Date: May 1, 2004.


                                 A-PPA- 24

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve individuals in approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies serve approximately 9 million customers through direct insurance operations in Argentina, Brazil, Chile, China, Hong Kong, India, Indonesia, Mexico, South Korea, Taiwan and Uruguay.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the

Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.
                                                                       A-PPA- 25
investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity such as the availability of a guaranteed income for life or the death benefit.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as payment options, including our guarantee of income for your lifetime, they are "annuities."

AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.


The Income Annuities are no longer available.


   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
A-PPA- 26

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Value Leaders, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MFS Total Return, BlackRock Legacy Large Cap Growth and BlackRock Large Cap Value, which are all Class E.



The MetLife Conservation Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio in the first group, with all those within the same investment style listed in alphabetical order. The second group of investment choices, the asset allocation portfolios, is also listed in order of risk. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides.



The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

                                                                       A-PPA- 27

Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

A-PPA- 28

Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Salomon Brothers Strategic Bond        Seeks to maximize total return
  Opportunities Portfolio              consistent with preservation of
                                       capital
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
  Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital
Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
                        ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation        Seeks a high level of current income,
  Portfolio                            with growth of capital a secondary
                                       objective
MetLife Conservative to Moderate       Seeks a high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio


While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.


The degree of investment risk you assume will depend on the investment divisions you choose. We have listed the first group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order. The second group of choices, the asset allocation portfolios, is also listed in order of risk.

                                                                       A-PPA- 29

Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.


The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


Information about the payments we receive or make with regard to the Portfolios can be found later in this prospectus in the section under


A-PPA- 30
the "Who Sells the Deferred Annuities and Income Annuities" heading.



We select the Portfolios offered through the Contracts based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described later in this prospectus. In some cases, we have included Portfolios based on recommendations made by selling firms through which the Contracts are sold. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers/reallocations of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners/participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio.


DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   Non-Qualified

    *   Traditional IRAs (Individual Retirement Annuities)

    *   Roth IRAs (Roth Individual Retirement Annuities)

    * SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

    *   SEPs (Simplified Employee Pensions)

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining

These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).
                                                                       A-PPA- 31
what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.


THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.



THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
            Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
A-PPA- 32

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.



We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.


AUTOMATED PURCHASE PAYMENTS

If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                       A-PPA- 33

ELECTRONIC APPLICATIONS

When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

We may do this if:

* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and

* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

    If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws;

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchasepayments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

A-PPA- 34

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's


You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
                                                                       A-PPA- 35
shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., participants/annuitants).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract owners, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to


A-PPA- 36
or from any Monitored Portfolios or other identified portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract owners or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity


                                                                       A-PPA- 37
relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment portfolio prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or

       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

     We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request.

A-PPA- 38
annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.


CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request that the payment date be the 20th day of the month.
                                                                       A-PPA- 39

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal
 Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
A-PPA- 40

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.

MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

                                                                       A-PPA- 41

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

      We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
A-PPA- 42

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that equals the "step up" portion of the death benefit.

* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
                                                                       A-PPA- 43

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under

 Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
A-PPA- 44
          the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.


Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those contractholders who are interested in receiving more information about the exchange offer should contact their representative.


DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the

                                                                       A-PPA- 45
contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;
*   A fixed dollar payment or a variable payment; and
*   A refund feature.

 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.

 If you annuitize your Deferred Annuity and should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

A-PPA- 46

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.



Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your contract in the pay-out phase. We no longer offer the Income Annuities.


INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.



We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.


Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:


*  Non-Qualified         *  Roth IRA            *  SIMPLE IRA
*  Traditional IRA       *  SEP IRA



If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, ROTH IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer


                                                                       A-PPA- 47
from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.


If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.


INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.


Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.


                    Many times, the Owner and the Annuitant are the same person.


      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;


- The growth potential of other investments; and


- How long you would like your income to last.

A-PPA- 48

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.



LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.



LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.



INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT



Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This


                                                                       A-PPA- 49
means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION

You decide what portion of your income payment is allocated to each of the variable investment divisions.


THE VALUE OF YOUR INCOME PAYMENTS


ANNUITY UNITS



Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.



AIR




Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a

                 The AIR is stated in your contract and may range from 3% to 6%. A-PPA- 50 higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


VALUATION


This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS



You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.


Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

For us to process a reallocation, you must tell us:

*   The percentage of the income payment to be reallocated;


* The investment divisions from which you want the income payment to be reallocated; and



* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.



Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the


                                                                       A-PPA- 51
reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., participants/annuitants).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract owners, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse


A-PPA- 52
upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract owners or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.


                                                                       A-PPA- 53

In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment portfolio prospectuses for more details.



Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.


CONTRACT FEE


If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.



A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping.


CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value. A-PPA- 54

INVESTMENT-RELATED CHARGE



This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.

                                                                       A-PPA- 55

GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and

         Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
A-PPA- 56
automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/ reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

                                                                       A-PPA- 57

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

A-PPA- 58

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/ Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.


AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income


                                                                       A-PPA- 59

Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

A-PPA- 60

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

                                                                       A-PPA- 61

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

A-PPA- 62

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments for Deferred Annuities and 0% to 5% for Income Annuities. The commission we pay upon annuitization of the Deferred Annuity is 0% to 4.5% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .25% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.



Our sales representatives and their managers may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


                                                                       A-PPA- 63

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



CERTAIN PAYMENTS WE RECEIVE OR MAKE WITH REGARD TO THE PORTFOLIOS



An investment adviser (other than our MetLife Advisers and MetLife Investors) or sub-adviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is not deducted from the Portfolios' assets and does not decrease the Portfolio's investment return. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.05%. Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliates) with increased access to persons involved in the distribution of the Contracts.



We, and certain of our affiliated insurance companies, are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife Investors, which are formed as limited liability companies. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the management fees it receives from a Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. See the Table of Expenses for information on the investment management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the investment management fees paid to the adviser and sub-advisers.



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from the assets of the Portfolios and paid to MetLife. These payments decrease the portfolios' investment return.



The American Funds Global Small Capitalization Portfolio, American Funds Growth Portfolio and the American Funds Growth-Income Portfolio make payments to MetLife under their distribution plans in consideration of services provided and expenses incurred by MetLife


A-PPA- 64
in distributing their shares. These payments currently equal 0.25% of the Separate Account assets invested in the particular Portfolio. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



FINANCIAL STATEMENTS


The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.


INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.
                                                                       A-PPA- 65

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA or qualified plan with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.


Under current Federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower maximum tax rate of 15% that applies to long term capital gains and qualifying dividends.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value


A-PPA- 66
of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

                                                                       A-PPA- 67

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. (In general, this does not apply to 457 annuities. However, it does apply to distributions from Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                        Type of Contract
                               -----------------------------------
                                                            401(a)
                                               Trad.        401(k)
                                              IRA/SEP       Keogh
                                              ROTH IRA      403(a)
                                 Non-          SIMPLE       403(b)
                               Qualified        IRA*         457
                               ---------      --------      ------
In a series of
  substantially equal
  payments made annually
  (or more frequently)
  for life or life
  expectancy (SEPP)                x             x            x(1)
After you die                      x             x            x
After you become totally
disabled (as defined in
the Code)                          x             x            x
To pay deductible medical
expenses                                         x            x
To pay medical insurance
premiums if you are
unemployed                                       x
For qualified higher
education expenses, or                           x
For qualified first time
home purchases up to
$10,000                                          x
After December 31, 1999
for IRS levies                                   x            x
After separation from
service if you are over
age 55 at time of
separation                                                    x
Under certain income
annuities providing for
substantially equal
payments over the
"pay-out" period                   x
(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.
(1) You must also be separated from service.

A-PPA- 68

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the contract.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.
* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
                                                                       A-PPA- 69
    purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.

A-PPA- 70

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* This rule does not apply to payments made pursuant to an income pay-out option under your contract.

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings.


INCOME ANNUITY PAYMENTS


Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payment; and

*   A taxable payment of earnings.


* Caution: We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your contract.



* Income payments and amount received on the exercise of a withdrawal or partial withdrawal option under your non-qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead by taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to additional penalties and interest.


                                                                       A-PPA- 71

Caution: The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or from an investment division into the Fixed Income Option.



We will determine such excludable amount for each income payment under the contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing the number of expected income payments from the appropriate IRS table by your after-tax purchase price adjusted for any refund or guarantee feature.



We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.



If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.


AFTER DEATH

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).


If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

A-PPA- 72

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.


INDIVIDUAL RETIREMENT ANNUITIES


[TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.


* Your IRA annuity is not forfeitable and you may not transfer it to someone else.


* You can transfer your IRA proceeds to a similar IRA or certain eligible retirement plans of an employer, without incurring Federal income taxes if certain conditions are satisfied.

* IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.


* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.



* The IRS has approved the form of the Traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or SIMPLE IRA Contract issued to you may differ from the form of the Traditional IRA or SIMPLE IRA approved by the IRS because


For individuals under 50, your total annual purchase payments to all your Traditional and Roth IRAs for 2005 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.

                                                                       A-PPA- 73
    of several factors such as different riders and state insurance department requirements.



* The Roth IRA endorsement used with the Contract is based on the IRA Model Roth IRA Contract Form 5305-RB (Rev 3-02).


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2005-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.


* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

* Purchase payments in excess of permitted amounts may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.


Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2005, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($70,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over


                    In some cases, your purchase payments may be tax deductible.

A-PPA- 74

$60,000 ($80,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.


WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The


                                                                       A-PPA- 75
new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.


It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.


In general, proposed regulations issued in 2002 and finalized in 2004, permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.


If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.


If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

 If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

A-PPA- 76

PURCHASE PAYMENTS


Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount under the Code ($4,000 for tax years 2005-2007) including contributions to all your Traditional and Roth IRAs. This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2005 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:


           Status                        Income
        ------------                  ------------
         Individual                 $95,000--$110,000
   Married filing jointly          $150,000--$160,000
  Married filing separately            $0--$10,000

- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

-  You can contribute to a Roth IRA after age 70 1/2.

- If you exceed the purchase payment limits you may be subject to a tax penalty.

- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is made:

- At least five taxable years after your first purchase payment to a Roth IRA, and

*   The withdrawal is made:

-  On or after the date you reach age 59 1/2;

-  Upon your death or disability; or

-  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable


For individuals under 50, annual purchase payments to your IRAs, including Roth IRAs for 2005 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.


                                                                       A-PPA- 77
converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

If you are married but file separately, you may not convert an existing IRA into a Roth IRA.
A-PPA- 78

AFTER DEATH

Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

SIMPLE IRAs AND SEPs ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax adviser; see the SAI for additional details.


LEGAL PROCEEDINGS



MetLife, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this prospectus, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter or to meet its obligations under the contracts.


                                                                       A-PPA- 79

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                    IRA, SIMPLE IRA
                               Non-Qualified        and SEP Deferred
                               Deferred Annuities   Annuities and
                               and Income           Qualified Income
                               Annuities            Annuities(1)
California...................  2.35%                0.5%(2)
Maine........................  2.0%                 --
Nevada.......................  3.5%                 --
Puerto Rico..................  1.0%                 1.0%
South Dakota.................  1.25%                --
West Virginia................  1.0%                 1.0%
Wyoming......................  1.0%                 --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) United Feature Syndicate, Inc.

(C)2005 Metropolitan Life Insurance Company



A-PPA- 80

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM... ...     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........     1


                                                                       A-PPA- 81

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[ ] Metropolitan Life Separate Account E



[ ] Metropolitan Series Fund, Inc.



[ ] Met Investors Series Trust


[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

                                                               MAY 1, 2005


PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices for the Deferred
Annuity. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed
Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors
Series Trust ("Met Investors Fund") and funds of the
American Funds Insurance Series ("American Funds").
For your convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  SALOMON BROTHERS U.S. GOVERNMENT           FI MID CAP OPPORTUNITIES
  BLACKROCK BOND INCOME                      MET/AIM MID CAP CORE EQUITY
    (FORMERLY STATE STREET RESEARCH BOND     METLIFE MID CAP STOCK INDEX
  INCOME)                                    FI INTERNATIONAL STOCK
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    HARRIS OAKMARK INTERNATIONAL
  PIMCO TOTAL RETURN                         MFS RESEARCH INTERNATIONAL
  SALOMON BROTHERS STRATEGIC BOND            MORGAN STANLEY EAFE(R) INDEX
    OPPORTUNITIES                            OPPENHEIMER GLOBAL EQUITY
  LORD ABBETT BOND DEBENTURE                   (FORMERLY SCUDDER GLOBAL EQUITY)
  BLACKROCK DIVERSIFIED                      AMERICAN FUNDS GROWTH
    (FORMERLY STATE STREET RESEARCH          BLACKROCK LEGACY LARGE CAP GROWTH
  DIVERSIFIED)                                 (FORMERLY STATE STREET RESEARCH LARGE
  CALVERT SOCIAL BALANCED                      CAP GROWTH)
  MFS TOTAL RETURN                           JANUS AGGRESSIVE GROWTH
  NEUBERGER BERMAN REAL ESTATE               JENNISON GROWTH (FORMERLY MET/PUTNAM
  AMERICAN FUNDS GROWTH-INCOME               VOYAGER)
  BLACKROCK LARGE CAP VALUE                  OPPENHEIMER CAPITAL APPRECIATION
    (FORMERLY STATE STREET RESEARCH LARGE    T. ROWE PRICE LARGE CAP GROWTH
  CAP   VALUE)                               LOOMIS SAYLES SMALL CAP
  DAVIS VENTURE VALUE                        RUSSELL 2000(R) INDEX
  FI VALUE LEADERS                           BLACKROCK AGGRESSIVE GROWTH
  HARRIS OAKMARK LARGE CAP VALUE               (FORMERLY STATE STREET RESEARCH
  HARRIS OAKMARK FOCUSED VALUE               AGGRESSIVE
  NEUBERGER BERMAN MID CAP VALUE               GROWTH)
    (FORMERLY NEUBERGER BERMAN PARTNERS MID  T. ROWE PRICE MID-CAP GROWTH
    CAP VALUE)                               FRANKLIN TEMPLETON SMALL CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 MET/AIM SMALL CAP GROWTH
    (FORMERLY STATE STREET RESEARCH          T. ROWE PRICE SMALL CAP GROWTH
  INVESTMENT   TRUST)                        AMERICAN FUNDS GLOBAL SMALL
  METLIFE STOCK INDEX                        CAPITALIZATION
  MFS INVESTORS TRUST                        RCM GLOBAL TECHNOLOGY
  BLACKROCK STRATEGIC VALUE                    (FORMERLY PIMCO PEA INNOVATION)
    (FORMERLY STATE STREET RESEARCH AURORA)
                             ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE           ALLOCATION
  ALLOCATION                                 METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION




HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E, which you should know before investing.
Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page B-PPA-81 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund,
American Funds and, if applicable, Calvert Fund prospectuses which are attached to the back of this prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

DEFERRED
ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

INCOME ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW.......................  B-PPA-4
TABLE OF EXPENSES.....................................  B-PPA-7
ACCUMULATION UNIT VALUES TABLE........................  B-PPA-15
METLIFE...............................................  B-PPA-27
METROPOLITAN LIFE SEPARATE ACCOUNT E..................  B-PPA-27
VARIABLE ANNUITIES....................................  B-PPA-27
   A Deferred Annuity.................................  B-PPA-28
   An Income Annuity..................................  B-PPA-28
YOUR INVESTMENT CHOICES...............................  B-PPA-29
DEFERRED ANNUITIES....................................  B-PPA-33
   The Deferred Annuity and Your Retirement Plan......  B-PPA-33
   Automated Investment Strategies....................  B-PPA-34
   Purchase Payments..................................  B-PPA-35
      Allocation of Purchase Payments.................  B-PPA-35
      Limits on Purchase Payments.....................  B-PPA-36
   The Value of Your Investment.......................  B-PPA-36
   Transfers..........................................  B-PPA-37
   Access to Your Money...............................  B-PPA-40
      Account Reduction Loans.........................  B-PPA-40
      Systematic Withdrawal Program for TSA Deferred
        Annuities.....................................  B-PPA-41
      Minimum Distribution............................  B-PPA-42
   Contract Fee.......................................  B-PPA-43
   Account Reduction Loan Fees........................  B-PPA-43
   Charges............................................  B-PPA-43
      Insurance-Related Charge........................  B-PPA-43
      Investment-Related Charge.......................  B-PPA-44
   Premium and Other Taxes............................  B-PPA-44
   Early Withdrawal Charges...........................  B-PPA-45
      When No Early Withdrawal Charge Applies.........  B-PPA-46
      When A Different Early Withdrawal Charge May
        Apply.........................................  B-PPA-49
   Free Look..........................................  B-PPA-50
   Death Benefit......................................  B-PPA-50
   Pay-out Options (or Income Options)................  B-PPA-51
INCOME ANNUITIES......................................  B-PPA-52
   Income Payment Types...............................  B-PPA-52
   Allocation.........................................  B-PPA-54
   Minimum Size of Your Income Payment................  B-PPA-54
   The Value of Your Income Payments..................  B-PPA-54
   Reallocations......................................  B-PPA-56


B-PPA- 2

   Contract Fee.......................................  B-PPA-58
   Charges............................................  B-PPA-59
      Insurance-Related or Separate Account Charge....  B-PPA-59
      Investment-Related Charge.......................  B-PPA-59
   Premium and Other Taxes............................  B-PPA-59
   Free Look..........................................  B-PPA-60
GENERAL INFORMATION...................................  B-PPA-61
   Administration.....................................  B-PPA-61
      Purchase Payments...............................  B-PPA-61
      Confirming Transactions.........................  B-PPA-61
      Processing Transactions.........................  B-PPA-62
        By Telephone or Internet......................  B-PPA-62
        After Your Death..............................  B-PPA-63
        Third Party Requests..........................  B-PPA-63
        Valuation -- Suspension of Payments...........  B-PPA-63
   Advertising Performance............................  B-PPA-64
   Changes to Your Deferred Annuity or Income
      Annuity.........................................  B-PPA-65
   Voting Rights......................................  B-PPA-66
   Who Sells the Deferred Annuities and Income
      Annuities.......................................  B-PPA-67
        Certain Payments We Receive or Make with
          Regard to the Portfolios....................  B-PPA-69
   Financial Statements...............................  B-PPA-70
   Your Spouse's Rights...............................  B-PPA-70
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  B-PPA-70
INCOME TAXES..........................................  B-PPA-71
LEGAL PROCEEDINGS.....................................  B-PPA-78
APPENDIX FOR PREMIUM TAX TABLE........................  B-PPA-79
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM.....  B-PPA-80
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION.........................................  B-PPA-81


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses or supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        B-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.


ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)


Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.



CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

B-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 months after the Deferred Annuity is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.


SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

                                                                        B-PPA- 5

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.


YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, or, the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC contracts, "you" means the trustee. For Keogh contracts, "you" means the trustee of the Keogh plan. Under PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

B-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS INCOME ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Income Annuity Contract Fee(3)............................        $350
  Transfer Fee..............................................        None

(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT/CONTRACT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

(3) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (4).........................................................................     None
Separate Account Charge (as a percentage of your average account value) (5)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%

(4) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(5) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds fees and expenses are contained in their respective prospectuses.


                                       B-PPA- 7

                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund, the
  Calvert Fund and American Funds Operating Expenses for the
  fiscal year ending December 31, 2004 (expenses that are
  deducted from these Funds' assets include management fees,
  distribution fees (12b-1 fees) and other expenses)........     0.30%      1.18%
After Waiver and/or Reimbursement of Expenses (6)(7)........     0.29%      1.18%



(6) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES AND NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), .90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), .90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND .90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MSF RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FOR REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.



(7) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS E)                    1.10
MFS INVESTORS TRUST PORTFOLIO                                    1.00
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10



     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2006. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



     METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2006 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                     PORTFOLIO                                    WAIVED PERCENTAGE
                     ---------                                    -----------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                            0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                           0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                               0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                       0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                      0.007% ON ALL ASSETS
BLACKROCK BOND INCOME PORTFOLIO                         0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                        AND LESS THAN $2 BILLION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO               0.015% ON THE FIRST $50 MILLION OF ASSETS



     THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.


                                 B-PPA- 8

                                                                         C             A+B+C=D                          D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for the fiscal year ending December 31, 2004  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (9)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio................................      0.55      0.00         0.09             0.64             0.00           0.64
BlackRock Bond Income
  Portfolio (7)(8)(11)(20).................      0.40      0.00         0.06             0.46             0.00           0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (7)............................      0.25      0.00         0.07             0.32             0.01           0.31
Salomon Brothers Strategic Bond
  Opportunities Portfolio..................      0.65      0.00         0.12             0.77             0.00           0.77
BlackRock Diversified Portfolio (8)(20)....      0.44      0.00         0.06             0.50             0.00           0.50
MFS Total Return Portfolio (Class E) (10)...     0.50      0.15         0.14             0.79             0.00           0.79
BlackRock Large Cap Value Portfolio (Class
  E) (7)(8)(10)(20)........................      0.70      0.15         0.23             1.08             0.00           1.08
Davis Venture Value Portfolio (8)..........      0.72      0.00         0.06             0.78             0.00           0.78
FI Value Leaders Portfolio (Class
  E) (8)(10)...............................      0.66      0.15         0.08             0.89             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (8)............................      0.73      0.00         0.06             0.79             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (8)............................      0.73      0.00         0.05             0.78             0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio (8)............................      0.68      0.00         0.08             0.76             0.00           0.76
BlackRock Investment Trust
  Portfolio (8)(20)........................      0.49      0.00         0.05             0.54             0.00           0.54
MetLife Stock Index Portfolio(7)...........      0.25      0.00         0.05             0.30             0.01           0.29
MFS Investors Trust Portfolio (7)(16)......      0.75      0.00         0.22             0.97             0.00           0.97
BlackRock Strategic Value
  Portfolio (8)(20)........................      0.83      0.00         0.06             0.89             0.00           0.89
FI Mid Cap Opportunities
  Portfolio (8)(17)........................      0.68      0.00         0.07             0.75             0.00           0.75
MetLife Mid Cap Stock Index Portfolio (7)...     0.25      0.00         0.10             0.35             0.01           0.34
FI International Stock Portfolio (8)(18)...      0.86      0.00         0.22             1.08             0.00           1.08
Morgan Stanley EAFE(R) Index
  Portfolio (7)............................      0.30      0.00         0.29             0.59             0.01           0.58
Oppenheimer Global Equity
  Portfolio (8)(22)........................      0.62      0.00         0.19             0.81             0.00           0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (8)(10)(20)....................      0.74      0.15         0.06             0.95             0.00           0.95
Jennison Growth Portfolio (8)(21)..........      0.65      0.00         0.06             0.71             0.00           0.71
T. Rowe Price Large Cap Growth
  Portfolio (7)(8).........................      0.62      0.00         0.12             0.74             0.00           0.74
Loomis Sayles Small Cap Portfolio (7)(8)...      0.90      0.00         0.08             0.98             0.05           0.93
Russell 2000(R) Index Portfolio (7)........      0.25      0.00         0.12             0.37             0.01           0.36
BlackRock Aggressive Growth
  Portfolio (8)(20)........................      0.73      0.00         0.06             0.79             0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio (7)(8).........................      0.90      0.00         0.25             1.15             0.00           1.15
T. Rowe Price Small Cap Growth
  Portfolio (8)............................      0.52      0.00         0.08             0.60             0.00           0.60


                                       B-PPA- 9


                                                           C             A+B+C=D
                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
                                MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
 ASSET ALLOCATION PORTFOLIOS       FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.25             0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.08             0.18
MetLife Moderate Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.05             0.15
MetLife Moderate to Aggressive
  Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.06             0.16
MetLife Aggressive Allocation
  Portfolio (7)(24)...........     0.10      0.00         0.19             0.29

                                                                                                   TOTAL EXPENSES FOR
                                                          D-E=F             TOTAL EXPENSES         THE PORTFOLIO AND
                                        E            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
 ASSET ALLOCATION PORTFOLIOS      REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (7)(24)...........        0.25                0.10                   0.65                     0.75
MetLife Conservative to
  Moderate Allocation
  Portfolio (7)(24)...........        0.08                0.10                   0.67                     0.77
MetLife Moderate Allocation
  Portfolio (7)(24)...........        0.05                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio (7)(24)...........        0.06                0.10                   0.72                     0.82
MetLife Aggressive Allocation
  Portfolio (7)(24)...........        0.19                0.10                   0.74                     0.84


                                                                      B              A+B=C
CALVERT FUND ANNUAL EXPENSES                         A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (12)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............       0.70             0.21             0.91

                                                                  C-D=E
CALVERT FUND ANNUAL EXPENSES                                  TOTAL EXPENSES
for fiscal year ending December 31, 2004             D            AFTER
(as a percentage of average net assets) (12)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............       0.00           0.91



                                                                       C             A+B+C=D                          D-E=F
MET INVESTORS FUND ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for fiscal year ending December 31, 2004    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)        FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio..............     0.50      0.00         0.07             0.57             0.00           0.57
Lord Abbett Bond Debenture
  Portfolio (6)(8)(11)....................     0.52      0.00         0.06             0.58             0.00           0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (6)(8)(10)....................     0.70      0.15         0.06             0.91             0.00           0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (6)(8)(10)(19)................     0.73      0.15         0.10             0.98             0.00           0.98
Harris Oakmark International Portfolio
  (Class E) (6)(8)(10)(13)(19)............     0.84      0.15         0.15             1.14             0.00           1.14
MFS Research International
  Portfolio (6)(8)(19)....................     0.77      0.00         0.29             1.06             0.00           1.06
Janus Aggressive Growth
  Portfolio (6)(8)(15)(19)................     0.68      0.00         0.14             0.82             0.00           0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (6)(8)(10)(19)................     0.60      0.15         0.10             0.85             0.00           0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (6)(14)(19)...................     0.75      0.00         0.15             0.90             0.00           0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (6)(8)(10)(19).......................     0.90      0.15         0.13             1.18             0.00           1.18
RCM Global Technology
  Portfolio (6)(8)(23)....................     0.90      0.00         0.01             0.91             0.00           0.91


                                                                               C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                  A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004            MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)(9)(10)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...              0.29      0.25         0.02             0.56
American Funds Growth Portfolio...                     0.35      0.25         0.01             0.61
American Funds Global Small Capitalization
  Portfolio...........                                 0.77      0.25         0.04             1.06

                                                                       D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                    E        TOTAL EXPENSES
for fiscal year ending December 31, 2004               WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)(9)(10)  REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...                0.00           0.56
American Funds Growth Portfolio...                       0.00           0.61
American Funds Global Small Capitalization
  Portfolio...........                                   0.00           1.06


                                 B-PPA- 10

(8) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.


(9) CERTAIN METROPOLITAN FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION. THE TABLES DO NOT REFLECT ANY VOLUNTARY WAIVER OF INVESTMENT MANAGEMENT FEES FOR ANY OF THE PORTFOLIOS. SEE THE SAI FOR MORE INFORMATION.


(10) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(11) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(12) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
     ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.

(13) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(14) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(15) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

(16) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.

(17) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.

(18) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(19) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.02
JANUS AGGRESSIVE GROWTH PORTFOLIO                                0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.05
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.12
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.04
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                           0.07



(20) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:



           PRIOR PORTFOLIO NAME                         NEW PORTFOLIO NAME
           --------------------                         ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH
  PORTFOLIO                                 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO      BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME
  PORTFOLIO                                 BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO                                 BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO                                 BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH      BLACKROCK LEGACY LARGE CAP GROWTH
  PORTFOLIO                                 PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO                                 BLACKROCK LARGE CAP VALUE PORTFOLIO


                                      B-PPA- 11

(21) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.



(22) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



(23) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



(24) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THESE PORTFOLIOS WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2005. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIOS' EXPENSES THROUGH DECEMBER 31, 2005. THE TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT FOR UNDERLYING PORTFOLIOS INCLUDES THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS (AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS. THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS
     ARE: 1.00% FOR THE METLIFE CONSERVATION ALLOCATION PORTFOLIO, 0.85% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 0.85% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 0.88% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 1.04% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF INVESTING IN THE PORTFOLIOS. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.


                                 B-PPA- 12

EXAMPLES

The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $893         $1,245         $1,582         $2,753
Minimum...................................................      $811         $  989         $1,143         $1,839


EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $246         $756          $1,292         $2,753
Minimum....................................................      $158         $489          $  843         $1,839


                                      B-PPA- 13

EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return;

 --   you bear the Income Annuity Contract Fee; and

 -- you purchase an Income Annuity or you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $596         $1,106         $1,642         $3,103
Minimum...................................................      $508         $  839         $1,193         $2,189


                                 B-PPA- 14

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division (h)....... 2004      $ 16.14          $ 16.42            609
                                                     2003        16.07            16.14          3,166
                                                     2002        15.07            16.07          3,844
                                                     2001        14.30            15.07          1,179

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Bond Income Division (c).................. 2004        24.52            25.29          4,001
                                                     2003        23.46            24.52         15,377
                                                     2002        21.93            23.46         17,570
                                                     2001        20.49            21.93         18,441
                                                     2000        18.65            20.49         16,397
                                                     1999        19.33            18.65         18,535
                                                     1998        17.89            19.33         20,060
                                                     1997        16.49            17.89         16,307
                                                     1996        16.12            16.49         16,604
                                                     1995        13.65            16.12         15,252


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]
                                      B-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division
  (e)............................................... 2004      $ 12.83          $ 13.19          5,174
                                                     2003        12.53            12.83         20,045
                                                     2002        11.51            12.53         20,058
                                                     2001        10.85            11.51         17,519
                                                     2000         9.86            10.85         11,149
                                                     1999        10.12             9.86          7,735
                                                     1998        10.00            10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO Total Return Division (h)..................... 2004        11.78            12.25          2,770
                                                     2003        11.41            11.78          9,778
                                                     2002        10.55            11.41          8,941
                                                     2001        10.00            10.55          2,743

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (h)...................................... 2004        19.53            20.56            468
                                                     2003        17.55            19.53          2,157
                                                     2002        16.22            17.55          1,216
                                                     2001        15.37            16.22            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (d)............. 2004        12.57            13.47          1,253
                                                     2003        10.65            12.57          5,372
                                                     2002        10.65            10.65          4,922
                                                     2001        10.93            10.65          5,375
                                                     2000        11.17            10.93          5,291
                                                     1999         9.60            11.17          4,708
                                                     1998        10.51             9.60          3,882
                                                     1997        10.00            10.51          2,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                 B-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
BlackRock Diversified Division...................... 2004      $ 27.16          $ 29.10         11,176
                                                     2003        22.81            27.16         48,133
                                                     2002        26.81            22.81         53,831
                                                     2001        28.98            26.81         66,375
                                                     2000        29.04            28.98         75,259
                                                     1999        27.05            29.04         75,126
                                                     1998        22.89            27.05         73,897
                                                     1997        19.22            22.89         62,604
                                                     1996        17.00            19.22         52,053
                                                     1995        13.55            17.00         42,712


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Calvert Social Balanced Division.................... 2004        25.35            27.11          1,526
                                                     2003        21.51            25.35          1,516
                                                     2002        24.80            21.51          1,499
                                                     2001        26.99            24.80          1,564
                                                     2000        28.21            26.99          1,527
                                                     1999        25.45            28.21          1,453
                                                     1998        22.16            25.45          1,367
                                                     1997        18.68            22.16          1,181
                                                     1996        16.80            18.68            995
                                                     1995        13.11            16.80            787


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Total Return Division (k)....................... 2004        10.04            10.94            116


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Real Estate Division (k)........... 2004        10.00            12.86            251


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                      B-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Division (h)........... 2004      $ 92.67          $101.01            713
                                                     2003        70.85            92.67          1,753
                                                     2002        87.85            70.85          1,163
                                                     2001        86.74            87.85            404

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Large Cap Value Division (f).............. 2004        10.61            11.87            298
                                                     2003         7.93            10.61            856
                                                     2002        10.00             7.93            284

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Davis Venture Value Division (a).................... 2004        28.84            32.01            890
                                                     2003        22.32            28.84          2,515
                                                     2002        27.02            22.32          2,269
                                                     2001        30.79            27.02          2,072
                                                     2000        30.19            30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI Value Leaders Division (f)....................... 2004        23.83            26.73             73
                                                     2003        19.04            23.83            176
                                                     2002        23.06            19.04             40

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division (e)......... 2004        12.18            13.41          4,634
                                                     2003         9.83            12.18         18,737
                                                     2002        11.60             9.83         19,479
                                                     2001         9.92            11.60         16,415
                                                     2000         8.93             9.92          4,947
                                                     1999         9.71             8.93          3,631
                                                     1998        10.00             9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                 B-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value Division (h)........... 2004      $ 31.62          $ 34.33          1,519
                                                     2003        24.13            31.62          5,303
                                                     2002        26.80            24.13          5,044
                                                     2001        21.38            26.80          2,800

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Mid Cap Value Division (e)......... 2004        18.29            22.20          3,239
                                                     2003        13.56            18.29          9,002
                                                     2002        15.20            13.56          9,180
                                                     2001        15.78            15.20          9,094
                                                     2000        12.46            15.78          7,506
                                                     1999        10.73            12.46          2,438
                                                     1998        10.00            10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Investment Trust Division................. 2004        28.61            31.33         14,129
                                                     2003        22.24            28.61         42,947
                                                     2002        30.49            22.24         47,435
                                                     2001        37.20            30.49         57,292
                                                     2000        40.14            37.20         62,971
                                                     1999        34.30            40.14         64,026
                                                     1998        27.10            34.30         64,053
                                                     1997        21.37            27.10         60,102
                                                     1996        17.71            21.37         49,644
                                                     1995        13.47            17.71         38,047


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                      B-PPA- 19

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
MetLife Stock Index Division........................ 2004      $ 33.38          $ 36.44         20,615
                                                     2003        26.36            33.38         69,963
                                                     2002        34.37            26.36         73,961
                                                     2001        39.62            34.37         80,855
                                                     2000        44.24            39.62         83,765
                                                     1999        37.08            44.24         79,702
                                                     1998        29.28            37.08         71,204
                                                     1997        22.43            29.28         58,817
                                                     1996        18.52            22.43         43,141
                                                     1995        13.70            18.52         29,883


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Investors Trust Division (h).................... 2004         7.92             8.71            258
                                                     2003         6.58             7.92            848
                                                     2002         8.35             6.58            796
                                                     2001        10.06             8.35            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Strategic Value Division (a).............. 2004        16.17            18.42          4,727
                                                     2003        10.90            16.17         18,572
                                                     2002        14.03            10.90         18,446
                                                     2001        12.25            14.03         14,487
                                                     2000        10.00            12.25          4,095


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI Mid Cap Opportunities Division (b)(j)............ 2004        14.83            17.17         11,691
                                                     2003        11.16            14.83         38,331
                                                     2002        15.91            11.16         42,962
                                                     2001        25.71            15.91         52,028
                                                     2000        37.86            25.71         57,546
                                                     1999        17.19            37.86         44,078
                                                     1998        12.69            17.19         19,031
                                                     1997        10.00            12.69          7,417


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                 B-PPA- 20

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity Division (f)............ 2004      $ 12.11          $ 13.69            232
                                                     2003         9.70            12.11            799
                                                     2002        11.41             9.70            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (a)............ 2004        11.61            13.31          2,807
                                                     2003         8.71            11.61         11,376
                                                     2002        10.36             8.71         10,596
                                                     2001        10.62            10.36          8,080
                                                     2000        10.00            10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI International Stock Division..................... 2004        13.26            15.48          5,134
                                                     2003        10.49            13.26         11,727
                                                     2002        12.87            10.49         13,031
                                                     2001        16.41            12.87         13,984
                                                     2000        18.49            16.41         13,980
                                                     1999        16.07            18.49         13,052
                                                     1998        13.28            16.07         14,330
                                                     1997        13.77            13.28         15,865
                                                     1996        14.19            13.77         17,780
                                                     1995        14.25            14.19         17,553


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark International Division (f)........... 2004        11.82            14.09            464
                                                     2003         8.86            11.82            595
                                                     2002        10.61             8.86             42

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                      B-PPA- 21

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
MFS Research International Division (h)............. 2004      $  9.96          $ 11.78            408
                                                     2003         7.63             9.96            973
                                                     2002         8.73             7.63            830
                                                     2001        10.00             8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (e)........... 2004         9.73            11.50          3,308
                                                     2003         7.16             9.73         12,719
                                                     2002         8.69             7.16         12,545
                                                     2001        11.25             8.69         11,012
                                                     2000        13.31            11.25          8,034
                                                     1999        10.79            13.31          3,869
                                                     1998        10.00            10.79            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Oppenheimer Global Equity Division (b).............. 2004        13.22            15.20          3,954
                                                     2003        10.26            13.22         10,017
                                                     2002        12.37            10.26         10,868
                                                     2001        14.93            12.37         12,091
                                                     2000        15.36            14.93         11,687
                                                     1999        12.43            15.36          9,323
                                                     1998        10.85            12.43          7,712
                                                     1997        10.00            10.85          4,826


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth Division (h).................. 2004       119.08           132.30            537
                                                     2003        88.13           119.08          1,483
                                                     2002       118.11            88.13            925
                                                     2001       146.13           118.11            383

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                 B-PPA- 22

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

BlackRock Legacy Large Cap Growth Division (k)...... 2004      $ 10.08          $ 11.06             31


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Aggressive Growth Division (g)(h)............. 2004         6.82             7.33            480
                                                     2003         5.32             6.82          1,650
                                                     2002         7.76             5.32          1,511
                                                     2001        10.00             7.76          1,023

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Met/Putnam Voyager Division (a)(i).................. 2004         4.32             4.48          2,022
                                                     2003         3.47             4.32          6,160
                                                     2002         4.95             3.47          5,946
                                                     2001         7.24             4.95          5,527
                                                     2000         9.82             7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (e)......... 2004        11.38            12.36          2,843
                                                     2003         8.81            11.38         10,543
                                                     2002        11.62             8.81         10,694
                                                     2001        13.06            11.62         12,077
                                                     2000        13.29            13.06         12,475
                                                     1999        11.01            13.29          3,394
                                                     1998        10.00            11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                      B-PPA- 23

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Division (a)................ 2004      $ 24.00          $ 27.58            244
                                                     2003        17.81            24.00            812
                                                     2002        22.99            17.81            759
                                                     2001        25.53            22.99            654
                                                     2000        25.79            25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Russell 2000(R) Index Division (e).................. 2004        13.69            15.92          2,898
                                                     2003         9.49            13.69         10,958
                                                     2002        12.08             9.49         10,366
                                                     2001        12.13            12.08          9,632
                                                     2000        12.76            12.13          9,113
                                                     1999        10.53            12.76          5,395
                                                     1998        10.00            10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


BlackRock Aggressive Growth Division................ 2004        24.88            27.76          8,978
                                                     2003        17.89            24.88         25,244
                                                     2002        25.42            17.89         27,179
                                                     2001        33.76            25.42         31,091
                                                     2000        37.01            33.76         33,051
                                                     1999        28.12            37.01         31,947
                                                     1998        25.05            28.12         38,975
                                                     1997        23.77            25.05         43,359
                                                     1996        22.35            23.77         43,962
                                                     1995        17.47            22.35         33,899


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division (h)........... 2004         6.31             7.37          1,203
                                                     2003         4.66             6.31          3,464
                                                     2002         8.43             4.66          2,343
                                                     2001        10.00             8.43          1,519
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



                                 B-PPA- 24

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Growth Division (h).... 2004      $  8.99          $  9.89            474
                                                     2003         6.28             8.99          2,000
                                                     2002         8.81             6.28          1,420
                                                     2001        10.00             8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (f)............... 2004        11.69            12.30             79
                                                     2003         8.51            11.69            317
                                                     2002        11.25             8.51            130

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (b)......... 2004        12.34            13.54          5,186
                                                     2003         8.87            12.34         15,892
                                                     2002        12.25             8.87         16,729
                                                     2001        13.64            12.25         18,643
                                                     2000        15.19            13.64         19,423
                                                     1999        12.02            15.19         14,007
                                                     1998        11.76            12.02         13,119
                                                     1997        10.00            11.76          6,932


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Global Small Capitalization Division
  (h)............................................... 2004        16.52            19.72            941
                                                     2003        10.90            16.52          2,336
                                                     2002        13.63            10.90          1,291
                                                     2001        15.83            13.63            549

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


RCM Global Technology Division (h).................. 2004         5.66             5.35          1,202
                                                     2003         3.63             5.66          6,380
                                                     2002         7.44             3.63          2,785
                                                     2001        10.00             7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 25

(For an accumulation unit outstanding throughout the period)

----------------------------------------


(a)  Inception Date: July 5, 2000.
(b)  Inception Date: March 3, 1997.
(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)  Inception Date: November 9, 1998.
(f)  Inception date: May 1, 2002.
(g) The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003.
     Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)  Inception Date: May 1, 2001.
(i) The assets in this investment division merged into the Jennison Growth Division prior to the opening of business on May 2, 2005. This investment division is no longer available.
(j)  The investment division with the name FI Mid Cap
     Opportunities was merged into the Janus Mid Cap Division, prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(k)  Inception Date: May 1, 2004.


                                 B-PPA- 26

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife, was formed under laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve individuals in approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies serve approximately 9 million customers through direct insurance operations in Argentina, Brazil, Chile, China, Hong Kong, India, Indonesia, Mexico, South Korea, Taiwan and Uruguay.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income



[SNOOPY AND WOODSTOCK GRAPHIC]
                                                                       B-PPA- 27
payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.


Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.

                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
B-PPA- 28

YOUR INVESTMENT CHOICES


The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Value Leaders, Met/AIM Small Cap Growth, Harris Oakmark International, Neuberger Berman Real Estate, MFS Total Return, BlackRock Legacy Large Cap Growth (formerly State Street Research Large Cap Growth), Met/AIM Mid Cap Core Equity, Oppenheimer Capital Appreciation and BlackRock Large Cap Value (formerly State Street Research Large Cap Value), which are all Class E.



The MetLife Conservation Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio in the first group, with all those within the same investment style listed in alphabetical order. The second group of investment choices, the asset allocation portfolios, is also listed in order of risk. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment


The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.


The degree of investment risk you assume will depend on the investment divisions you choose. We have listed the first group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order. The second group of choices, the asset allocation portfolios, is also listed in order of risk.


While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
                                                                       B-PPA- 29
decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.

                         [SNOOPY READING MENU GRAPHIC]

Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Salomon Brothers Strategic Bond        Seeks to maximize total return
  Opportunities Portfolio              consistent with preservation of
                                       capital
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
Calvert Social Balanced Portfolio      Seeks to achieve a competitive total
                                       return
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation

B-PPA- 30

FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
  Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital
Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
                        ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation        Seeks a high level of current income,
  Portfolio                            with growth of capital a secondary
                                       objective
MetLife Conservative to Moderate       Seeks a high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios

                                                                       B-PPA- 31
of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


Information about the payments we receive or make with regard to the Portfolios can be found later in this prospectus in the section under the "Who Sells the Deferred Annuities and Income Annuities" heading.



We select the Portfolios offered through the Contracts based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described later in this prospectus. In some cases, we have included Portfolios based on recommendations made by selling firms through which the Contracts are sold. We review the


B-PPA- 32

Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers/reallocations of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners/participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio.


DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   TSA (Tax Sheltered Annuity)

    *   PEDC (Public Employee Deferred Compensation)

    *   Keogh (Keogh plans under sec.401)

    *   403(a) (Qualified Annuity plans under sec.403(a))

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

[LINUS BUILDING SAND CASTLE GRAPHIC]

These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).

                                                                       B-PPA- 33

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charge. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated contracts. As with any investment program, no strategy can guarantee a gain - you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.


THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.




THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.

                                                                  [SAFE GRAPHIC]

                                                                 [SCALE GRAPHIC]

                                                             [PIE CHART GRAPHIC]


                                                                 [GLOBE GRAPHIC]
B-PPA- 34
percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.



We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.


[HOUR GLASS GRAPHIC]

You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.

                                                                       B-PPA- 35

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except under a PEDC Deferred Annuity).

* For Keogh, TSA, PEDC and 403(a) Deferred Annuities, if you should leave your job.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 36

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of



[MARCIE WITH A CALCULATOR]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
                                                                       B-PPA- 37
the portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the contracts (e.g., participants/annuitants).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/ AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract holders, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will


B-PPA- 38
receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract holders or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract holders or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract


                                                                       B-PPA- 39
holders or participant/annuitant). You should read the investment portfolio prospectuses for more details.



Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


If you are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then you must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.
ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group

       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.


                                            [CHARLIE BROWN IN MONEY JAR GRAPHIC]
B-PPA- 40
arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES

If we agree and if approved in your state for TSA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.
CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that

We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. Tax law generally prohibits withdrawals from TSA Deferred Annuities before you reach age 59 1/2.
If you elect to receive payments through this program, you must either be over 59 1/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
                                                                       B-PPA- 41
percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION
In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout

  If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th of the prior month.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal
 Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

B-PPA- 42
the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE

There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.

*   There is no contract fee for certain TSA Deferred Annuities.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE


You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be


The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.
MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
                                                                       B-PPA- 43
obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

B-PPA- 44

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                       During Purchase Payment/Contract Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

[WOODSTOCK TYPING GRAPHIC]

You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

                                                                       B-PPA- 45

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% (20% for the unallocated Keogh and certain TSA Deferred Annuities) of your Account Balance each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will you have to pay early withdrawal charges. If you have a Keogh Deferred Annuity, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if you retire or leave your job according to the requirements of the Texas Optional Retirement Program, you may withdraw your total Account Balance without an early withdrawal charge when the Account Balance is paid in annual installments

 Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.


                                        [FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
B-PPA- 46
    based on the following percentages of your Account Balance for that year's withdrawal:

                                  Contract Year
         Year                     1*      2      3       4         5
         Percentage               20%    25%    33 1/3% 50%    remainder
         * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 and if your plan document defines disability, your plan's definition governs.

*   If you retire:

     -- For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and you retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts).

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For certain TSA Deferred Annuities without a plan, if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, if you have continuously participated for at least 7 years.

     --   For the PEDC Deferred Annuity, if you retire.

     -- For certain TSA Deferred Annuities, if you retired before the contract was purchased (including money transferred from

                                                                       B-PPA- 47
          other investment vehicles on a tax free basis plus earnings on that money).

     -- For certain TSA Deferred Annuities, if there is a plan and you retire according to the requirements of the plan.

*   If you leave your job:

     -- For the unallocated Keogh Deferred Annuity, however if you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For the TSA and 403(a) Deferred Annuities, only if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, only if you have continuously participated for at least 7 years.

     -- For PEDC, if you leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement you participate.

     -- For certain TSA Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity.

     -- For certain TSA Deferred Annuities, if you left your job before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

* For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if you suffer from an unforeseen hardship.

* For Keogh Deferred Annuities, if you make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For participants in the Teacher Retirement System of Texas who purchase contracts on or after June 1, 2002, if you have continuously participated for 10 years. Continuously participated means your contract must be in existence for 10 years prior to the requested withdrawal.

B-PPA- 48

* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* If your plan or the group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
       Year                     1     2     3     4     5    6 and Beyond
       Percentage              5%    4%    3%    2%    1%         0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                                 After the Transfer
         Year                     1     2     3     4     5    6 and Beyond
         Percentage              5%    4%    3%    2%    1%         0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under

[WOODSTOCK GRAPHIC]
                                                                       B-PPA- 49
          the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under a Keogh Deferred Annuity the death benefit is paid to the plan's trustee. If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.
We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your

                                                        [MARCIE READING GRAPHIC]
           There is no death benefit for the unallocated Keogh Deferred Annuity. B-PPA- 50 beneficiary to have other options, other than applying the death benefit to a pay-out option or taking a lump sum cash payment.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment; and

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

The pay-out phase is often referred to as either "annuitizing" your contract or an income annuity.

Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
                                                                       B-PPA- 51

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "payout" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*   TSA

*   PEDC

*   Keogh

*   403(a)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.


      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

                                                                         [SNOOPY
                                                                      SUNBATHING
                                                                        GRAPHIC]
B-PPA- 52

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one

Many times the Owner and the Annuitant are the same person.
[SNOOPY ON BEACH GRAPHIC]
When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and


- How long you would like your income to last.
                                                                       B-PPA- 53
annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide what portion of your income payment is allocated to each of the variable investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment

  Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.


                                            [SNOOPY WITH ADDING MACHINE GRAPHIC]
B-PPA- 54
division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the Separate Account charge (the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;
* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
*   Finally, we multiply the previous Annuity Unit Value by this result.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

[WOODSTOCK AND MONEY GRAPHIC]
                                                                       B-PPA- 55

REALLOCATIONS
You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a reallocation. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a reallocation, you must tell us:

*   The percentage or of the income payment to be reallocated;

* The investment division (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and


*   The investment division from which you want to reallocate.

We may require that you use our forms to make reallocations.

Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/ AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor realloca-

                                                        Once you reallocate your
                                                         income payment into the
                                                         Fixed Income Option you
                                                     may not later reallocate it
                                                    into an investment division.
B-PPA- 56
tion/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract holders, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the contracts.


                                                                       B-PPA- 57

The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract holders or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.


In addition, contract holders or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract holders or participants/ annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the investment portfolio prospectuses for more details.

Your reallocation request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other reallocation requests in good order will be processed our next business day.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

B-PPA- 58

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
                                                                       B-PPA- 59
certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

                                                          [LUCY READING GRAPHIC]
B-PPA- 60

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.
Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis,

Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.

[CHARLIE BROWN WITH LETTER GRAPHIC]
                                                                       B-PPA- 61
such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
B-PPA- 62

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency

                                                                       B-PPA- 63
    exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
B-PPA- 64
have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met

                                                                       B-PPA- 65

    Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuities, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuities, we will provide you with the number of copies of voting instruction soliciting material that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest

B-PPA- 66
in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote each Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives which include registered representatives of our affiliated broker-dealers. We and our affiliated broker-dealers are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are also members of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we may pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.

Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is


[SNOOPY AND WOODSTOCK SHAKE HANDS GRAPHIC]
                                                                       B-PPA- 67
based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



The receipt of this cash and non-cash compensation may provide sale representatives and their managers with an incentive to favor the sale of proprietary products.



We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the


B-PPA- 68

Account Balances their members hold in the contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.



CERTAIN PAYMENTS WE RECEIVE OR MAKE WITH REGARD TO THE PORTFOLIOS



An investment adviser (other than our MetLife Advisers and MetLife Investors) or sub-adviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is not deducted from the Portfolios' assets and does not decrease the Portfolio's investment return. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.05%. Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliates) with increased access to persons involved in the distribution of the Contracts.



We, and certain of our affiliated insurance companies, are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife Investors, which are formed as limited liability companies. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the management fees it receives from a Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. See the Table of Expenses for information on the investment management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the investment management fees paid to the adviser and sub-advisers.



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from the assets of the Portfolios and paid to MetLife. These payments decrease the portfolios' investment return.



The American Funds Global Small Capitalization Portfolio, American Funds Growth Portfolio and the American Funds Growth-Income Portfolio make payments to MetLife under their distribution plans in consideration of services provided and expenses incurred by MetLife in distributing their shares. These payments currently equal 0.25% of the Separate Account assets invested in the particular Portfolio. The


                                                                       B-PPA- 69

Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.


FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

           Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.
B-PPA- 70

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information.

For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

GENERAL

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.
The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

[PIGGY BANK GRAPHIC]
                                                                       B-PPA- 71

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.


Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.


Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.



Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or


           Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.
B-PPA- 72
residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


WITHDRAWALS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.


If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC plans, if certain conditions are met amounts may be transferred into another PEDC plan, but only with respect to the same type of employer (i.e., amounts in a 457(b) plan may not be transferred between plans maintained by a tax-exempt employer and plans maintained by a state or local governmental employer).


Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.
                                                                       B-PPA- 73

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.


WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                          Type of Contract
                                    -----------------------------
                                    TSA         Keogh      403(a)
                                    ---         -----      ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy, after you have
separated from service               x            x          x
After you die                        x            x          x
After you become totally disabled
(as defined in the Code)             x            x          x
To pay deductible medical expenses   x            x          x
After separation from service if
you are over age 55 at time of
separation                           x            x          x
After December 31, 1999 for IRS
levies                               x            x          x

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)
If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning

                                                  [SNOOPY WITH TAX BILL GRAPHIC]
B-PPA- 74

SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING (EXCEPT PEDC)

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.


Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

                                                                       B-PPA- 75

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

WITHDRAWALS

If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

*   Is directly transferred to other sec.403(b) arrangements;

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you die, leave your job or become disabled (as defined by the Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

Some TSA contract loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the

 You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 76
aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and contract prior to taking any loan.

KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC

GENERAL

PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your contract can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)

MINIMUM DISTRIBUTION

The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

                                                                       B-PPA- 77

SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.


LEGAL PROCEEDINGS



MetLife, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this prospectus, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter or to meet its obligations under the contracts.


B-PPA- 78

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                          Keogh and         PEDC
                           TSA Deferred   403(a) Deferred   Deferred and
                           and Income     and Income        Income
                           Annuities      Annuities         Annuities(1)
California...............  0.5%           0.5%              2.35%
Maine....................  --             --                --
Nevada...................  --             --                --
Puerto Rico..............  1.0%           1.0%              1.0%
South Dakota.............  --             --                --
West Virginia............  1.0%           1.0%              1.0%
Wyoming..................  --             --                --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH AND 403(a) DEFERRED AND INCOME ANNUITIES."

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2005 METROPOLITAN LIFE INSURANCE COMPANY

[LUCY'S TAXES GRAPHICS]
                                                                       B-PPA- 79

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

B-PPA- 80

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE..........................................     1
TABLE OF CONTENTS...................................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......     2
SERVICES............................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES........     2
EARLY WITHDRAWAL CHARGE.............................     2
EXPERIENCE FACTOR...................................     2
VARIABLE INCOME PAYMENTS............................     2
INVESTMENT MANAGEMENT FEES..........................     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT...............     8
VOTING RIGHTS.......................................    11
ERISA...............................................    12
TAXES...............................................    12
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT........   F-1
FINANCIAL STATEMENTS OF METLIFE.....................     1



[PEANUTS GANG GRAPHIC]

                                                                       B-PPA- 81

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                                                              MAY 1, 2005



PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY



This Prospectus describes group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Income Annuity.

--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option
(not described in this Prospectus) and investment divisions available through Metropolitan Life Separate
Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series
Fund, Inc. ("Metropolitan Fund"), portfolios of the
Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.



  SALOMON BROTHERS U.S. GOVERNMENT           MET/AIM MID CAP CORE EQUITY
  BLACKROCK BOND INCOME                      METLIFE MID CAP STOCK INDEX
    (FORMERLY STATE STREET RESEARCH BOND     FI INTERNATIONAL STOCK
  INCOME)                                    HARRIS OAKMARK INTERNATIONAL
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    MFS RESEARCH INTERNATIONAL
  PIMCO TOTAL RETURN                         MORGAN STANLEY EAFE(R) INDEX
  SALOMON BROTHERS STRATEGIC BOND            OPPENHEIMER GLOBAL EQUITY
  OPPORTUNITIES                                (FORMERLY SCUDDER GLOBAL EQUITY)
  LORD ABBETT BOND DEBENTURE                 AMERICAN FUNDS GROWTH
  BLACKROCK DIVERSIFIED                      BLACKROCK LEGACY LARGE CAP GROWTH
    (FORMERLY STATE STREET RESEARCH            (FORMERLY STATE STREET RESEARCH LARGE
  DIVERSIFIED)                               CAP GROWTH)
  MFS TOTAL RETURN                           JANUS AGGRESSIVE GROWTH
  NEUBERGER BERMAN REAL ESTATE               JENNISON GROWTH
  AMERICAN FUNDS GROWTH-INCOME                 (FORMERLY MET/PUTNAM VOYAGER)
  BLACKROCK LARGE CAP VALUE                  OPPENHEIMER CAPITAL APPRECIATION
    (FORMERLY STATE STREET RESEARCH LARGE    T. ROWE PRICE LARGE CAP GROWTH
  CAP VALUE)                                 LOOMIS SAYLES SMALL CAP
  DAVIS VENTURE VALUE                        RUSSELL 2000(R) INDEX
  FI VALUE LEADERS                           BLACKROCK AGGRESSIVE GROWTH
  HARRIS OAKMARK LARGE CAP VALUE               (FORMERLY STATE STREET RESEARCH
  HARRIS OAKMARK FOCUSED VALUE               AGGRESSIVE GROWTH)
  NEUBERGER BERMAN MID CAP VALUE             T. ROWE PRICE MID-CAP GROWTH
    (FORMERLY NEUBERGER BERMAN PARTNERS MID  FRANKLIN TEMPLETON SMALL CAP GROWTH
  CAP VALUE)                                 MET/AIM SMALL CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 T. ROWE PRICE SMALL CAP GROWTH
    (FORMERLY STATE STREET RESEARCH          AMERICAN FUNDS GLOBAL SMALL
  INVESTMENT TRUST)                          CAPITALIZATION
  METLIFE STOCK INDEX                        RCM GLOBAL TECHNOLOGY
  MFS INVESTORS TRUST                          (FORMERLY PIMCO PEA INNOVATION)
  BLACKROCK STRATEGIC VALUE
    (FORMERLY STATE STREET RESEARCH AURORA)
  FI MID CAP OPPORTUNITIES
  ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE           ALLOCATION
  ALLOCATION                                 METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION



HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The
Table of Contents of the SAI appears on
page C-PPA-84 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]


The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and
American Funds prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred
Annuity or Income Annuity.



DEFERRED ANNUITIES AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

INCOME ANNUITIES AVAILABLE:
     --  Non-Qualified

     --  Traditional IRA


     --  Roth IRA

     --  Unallocated Keogh

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS




IMPORTANT TERMS YOU SHOULD KNOW........... ...........  C-PPA-4
TABLE OF EXPENSES.................. ..................  C-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  C-PPA-14
METLIFE....................... .......................  C-PPA-25
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  C-PPA-25
VARIABLE ANNUITIES.................. .................  C-PPA-25
   A Deferred Annuity.................................  C-PPA-26
   An Income Annuity..................................  C-PPA-26
YOUR INVESTMENT CHOICES............... ...............  C-PPA-27
DEFERRED ANNUITIES.................. .................  C-PPA-31
   The Deferred Annuity and Your Retirement Plan......  C-PPA-31
   Automated Investment Strategies....................  C-PPA-32
   Purchase Payments..................................  C-PPA-33
      Allocation of Purchase Payments.................  C-PPA-33
      Automated Purchase Payments.....................  C-PPA-34
      Limits on Purchase Payments.....................  C-PPA-34
   The Value of Your Investment.......................  C-PPA-34
   Transfers..........................................  C-PPA-35
   Access to Your Money...............................  C-PPA-38
      Systematic Withdrawal Program...................  C-PPA-38
      Minimum Distribution............................  C-PPA-40
   Contract Fee.......................................  C-PPA-40
   Charges............................................  C-PPA-40
      Insurance-Related Charge........................  C-PPA-40
      Investment-Related Charge.......................  C-PPA-41
   Premium and Other Taxes............................  C-PPA-41
   Early Withdrawal Charges...........................  C-PPA-42
      When No Early Withdrawal Charge Applies.........  C-PPA-43
      When A Different Early Withdrawal Charge May
        Apply.........................................  C-PPA-45
   Free Look..........................................  C-PPA-46
   Death Benefit......................................  C-PPA-46
   Pay-out Options (or Income Options)................  C-PPA-47
INCOME ANNUITIES................... ..................  C-PPA-48
   Income Payment Types...............................  C-PPA-49
   Minimum Size of your Income Payment................  C-PPA-51
   The Value of Your Income Payments..................  C-PPA-51
   Reallocations......................................  C-PPA-52
   Contract Fee.......................................  C-PPA-55


C-PPA- 2

   Charges......................................................  C-PPA-55
      Insurance-Related or Separate Account Charge..............  C-PPA-55
      Investment-Related Charge.................................  C-PPA-56
   Premium and Other Taxes......................................  C-PPA-56
   Free Look....................................................  C-PPA-56
GENERAL INFORMATION...................... ......................  C-PPA-57
   Administration...............................................  C-PPA-57
      Purchase Payments.........................................  C-PPA-57
      Confirming Transactions...................................  C-PPA-57
      Processing Transactions...................................  C-PPA-58
        By Telephone or Internet................................  C-PPA-58
        After Your Death........................................  C-PPA-59
        Third Party Requests....................................  C-PPA-59
        Valuation -- Suspension of Payments.....................  C-PPA-59
   Advertising Performance......................................  C-PPA-60
   Changes to Your Deferred Annuity or Income Annuity ..........  C-PPA-62
   Voting Rights................................................  C-PPA-63
   Who Sells the Deferred Annuities and Income Annuities .......  C-PPA-64
        Certain Payments We Receive or Make with Regard to the
          Portfolios............................................  C-PPA-65
   Financial Statements.........................................  C-PPA-66
   Your Spouse's Rights.........................................  C-PPA-66
   When We Can Cancel Your Deferred Annuity or Income Annuity...  C-PPA-66
INCOME TAXES.......................... .........................  C-PPA-67
LEGAL PROCEEDINGS....................... .......................  C-PPA-82
APPENDIX FOR PREMIUM TAX TABLE................. ................  C-PPA-83
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION......................... .........................  C-PPA-84


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]


                                                                        C-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW
ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE


With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)


Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.


CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]


C-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE


The MetLife Designated Office is the MetLife office that will generally handle the administration of your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.



                                                                        C-PPA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.


C-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES





The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES


  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee for Deferred Annuities.......................        None
  Surrender Fee for Deferred Annuities......................        None
  Income Annuity Contract Fee...............................        None
  Transfer Fee..............................................        None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE
  PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
  SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%


THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


Annual Contract Fee for Deferred Annuities (2)..............    None
Separate Account Charge (as a percentage of your average
  account value) (3)
  General Administrative Expenses Charge....................    .20%
  Mortality and Expense Risk Charge.........................    .75%
  Total Separate Account Annual Charge... Maximum Guaranteed
     Charge:                                                    .95%



2 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT.
  THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.



3 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL
  NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITY. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American Funds  Minimum   Maximum
  Operating Expenses for the fiscal year ending December 31, 2004
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses)..................................................        0.30%     1.18%
  After Waiver and/or Reimbursement of Expenses (4)(5)..........        0.29%     1.18%



4 MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE
  ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES,



                                                                        C-PPA- 7

BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), .90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), .90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND .90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. DUE TO A WAIVER NOT SHOWN IN THE TABLE, THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO ACTUAL TOTAL NET EXPENSES WERE 0.68% FOR THE YEAR ENDED DECEMBER 31, 2004. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MSF RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FEE REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.



5 PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS")
  HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS E)                    0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10



     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2006. The effect of such waiver and reimbursement is that performance results are increased.



     MetLife Advisers has also agreed to waive a portion of its investment management fee until at least April 30, 2006 for the following Portfolios in the percentage amounts specified below:



                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                            -----------------------------------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                   0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                  0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                    0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
BLACKROCK BOND INCOME PORTFOLIO                                0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                               AND LESS THAN $2 BILLION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                      0.015% ON THE FIRST $50 MILLION OF ASSETS



     The effect of such waiver is that performance results are increased. See the attached prospectus for the Metropolitan Fund for more information about the agreement to waive or limit fees and to assume other expenses between MetLife Advisers and the Metropolitan Fund.



C-PPA- 8

METROPOLITAN FUND ANNUAL EXPENSES
                                                                    B              A+B=C
                                                     A        OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004        MANAGEMENT        BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(7)         FEES       REIMBURSEMENT    REIMBURSEMENT
---------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Portfolio....   0.55           0.09             0.64
BlackRock Bond Income
  Portfolio (5)(6)(9)(16).....................   0.40           0.06             0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (5)...............................   0.25           0.07             0.32
Salomon Brothers Strategic Bond Opportunities
  Portfolio...................................   0.65           0.12             0.77
BlackRock Diversified Portfolio (6)(16).......   0.44           0.06             0.50
MFS Total Return Portfolio....................   0.50           0.14             0.64
BlackRock Large Cap Value
  Portfolio (5)(6)(16)........................   0.70           0.23             0.93
Davis Venture Value Portfolio (6).............   0.72           0.06             0.78
FI Value Leaders Portfolio (6)................   0.66           0.08             0.74
Harris Oakmark Large Cap Value
  Portfolio (6)...............................   0.73           0.06             0.79
Harris Oakmark Focused Value Portfolio (6)....   0.73           0.05             0.78
Neuberger Berman Mid Cap Value
  Portfolio (6)...............................   0.68           0.08             0.76
BlackRock Investment Trust
  Portfolio (6)(16)...........................   0.49           0.05             0.54
MetLife Stock Index Portfolio (5).............   0.25           0.05             0.30
MFS Investors Trust Portfolio (5)(12).........   0.75           0.22             0.97
BlackRock Strategic Value Portfolio (6)(16)...   0.83           0.06             0.89
FI Mid Cap Opportunities Portfolio (6)(13)....   0.68           0.07             0.75
MetLife Mid Cap Stock Index Portfolio (5).....   0.25           0.10             0.35
FI International Stock Portfolio (6)(14)......   0.86           0.22             1.08
Morgan Stanley EAFE(R) Index Portfolio (5)....   0.30           0.29             0.59
Oppenheimer Global Equity Portfolio (6)(18)...   0.62           0.19             0.81
BlackRock Legacy Large Cap Growth
  Portfolio (6)(16)...........................   0.74           0.06             0.80
Jennison Growth Portfolio (6)(17).............   0.65           0.06             0.71
T. Rowe Price Large Cap Growth
  Portfolio (5)(6)............................   0.62           0.12             0.74
Loomis Sayles Small Cap Portfolio (5)(6)......   0.90           0.08             0.98
Russell 2000(R) Index Portfolio (5)...........   0.25           0.12             0.37
BlackRock Aggressive Growth
  Portfolio (6)(16)...........................   0.73           0.06             0.79
Franklin Templeton Small Cap Growth
  Portfolio (5)(6)............................   0.90           0.25             1.15
T. Rowe Price Small Cap Growth
  Portfolio (6)...............................   0.52           0.08             0.60

METROPOLITAN FUND ANNUAL EXPENSES
                                                                   C-D=E
                                                      D        TOTAL EXPENSES
for fiscal year ending December 31, 2004           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(7)      REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
Salomon Brothers U.S. Government Portfolio....    0.00           0.64
BlackRock Bond Income
  Portfolio (5)(6)(9)(16).....................    0.00           0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (5)...............................    0.01           0.31
Salomon Brothers Strategic Bond Opportunities
  Portfolio...................................    0.00           0.77
BlackRock Diversified Portfolio (6)(16).......    0.00           0.50
MFS Total Return Portfolio....................    0.00           0.64
BlackRock Large Cap Value
  Portfolio (5)(6)(16)........................    0.00           0.93
Davis Venture Value Portfolio (6).............    0.00           0.78
FI Value Leaders Portfolio (6)................    0.00           0.74
Harris Oakmark Large Cap Value
  Portfolio (6)...............................    0.00           0.79
Harris Oakmark Focused Value Portfolio (6)....    0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio (6)...............................    0.00           0.76
BlackRock Investment Trust
  Portfolio (6)(16)...........................    0.00           0.54
MetLife Stock Index Portfolio (5).............    0.01           0.29
MFS Investors Trust Portfolio (5)(12).........    0.00           0.97
BlackRock Strategic Value Portfolio (6)(16)...    0.00           0.89
FI Mid Cap Opportunities Portfolio (6)(13)....    0.00           0.75
MetLife Mid Cap Stock Index Portfolio (5).....    0.01           0.34
FI International Stock Portfolio (6)(14)......    0.00           1.08
Morgan Stanley EAFE(R) Index Portfolio (5)....    0.01           0.58
Oppenheimer Global Equity Portfolio (6)(18)...    0.00           0.81
BlackRock Legacy Large Cap Growth
  Portfolio (6)(16)...........................    0.00           0.80
Jennison Growth Portfolio (6)(17).............    0.00           0.71
T. Rowe Price Large Cap Growth
  Portfolio (5)(6)............................    0.00           0.74
Loomis Sayles Small Cap Portfolio (5)(6)......    0.05           0.93
Russell 2000(R) Index Portfolio (5)...........    0.01           0.36
BlackRock Aggressive Growth
  Portfolio (6)(16)...........................    0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio (5)(6)............................    0.00           1.15
T. Rowe Price Small Cap Growth
  Portfolio (6)...............................    0.00           0.60



                                                           C             A+B+C=D
                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
                                MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS        FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (5)(20)...........     0.10      0.00         0.25             0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (5)(20)...........     0.10      0.00         0.08             0.18
MetLife Moderate Allocation
  Portfolio (5)(20)...........     0.10      0.00         0.05             0.15
MetLife Moderate to Aggressive
  Allocation
  Portfolio (5)(20)...........     0.10      0.00         0.06             0.16
MetLife Aggressive Allocation
  Portfolio (5)(20)...........     0.10      0.00         0.19             0.29


                                                                                                   TOTAL EXPENSES FOR
                                                          D-E=F             TOTAL EXPENSES         THE PORTFOLIO AND
                                        E            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS       REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (5)(20)...........        0.25                0.10                   0.65                     0.75
MetLife Conservative to
  Moderate Allocation
  Portfolio (5)(20)...........        0.08                0.10                   0.67                     0.77
MetLife Moderate Allocation
  Portfolio (5)(20)...........        0.05                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio (5)(20)...........        0.06                0.10                   0.72                     0.82
MetLife Aggressive Allocation
  Portfolio (5)(20)...........        0.19                0.10                   0.74                     0.84



                                                                        C-PPA- 9

MET INVESTORS FUND ANNUAL EXPENSES
                                                              B              A+B=C
                                               A        OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004  MANAGEMENT        BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)      FEES       REIMBURSEMENT    REIMBURSEMENT
---------------------------------------------------------------------------------------
PIMCO Total Return Portfolio.......          0.50            0.07             0.57
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)..............          0.52            0.06             0.58
Neuberger Berman Real Estate
  Portfolio (4)(6)(16).............          0.70            0.14             0.84
Met/AIM Mid Cap Core Equity
  Portfolio (4)(6)(15).............          0.73            0.12             0.85
Harris Oakmark International
  Portfolio (4)(6)(15).............          0.84            0.20             1.04
MFS Research International
  Portfolio (4)(6)(15).............          0.77            0.29             1.06
Janus Aggressive Growth
  Portfolio (4)(6)(11)(15).........          0.68            0.14             0.82
Oppenheimer Capital Appreciation
  Portfolio (4)(6).................          0.60            0.09             0.69
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(10)(15)............          0.75            0.15             0.90
Met/AIM Small Cap Growth
  Portfolio (4)(6)(15).............          0.90            0.13             1.03
RCM Global Technology
  Portfolio (4)(6)(19).............          0.90            0.01             0.91

MET INVESTORS FUND ANNUAL EXPENSES
                                                             C-D=E
                                                D        TOTAL EXPENSES
for fiscal year ending December 31, 2004     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)   REIMBURSEMENT  REIMBURSEMENT
----------------------------------------  -----------------------------
PIMCO Total Return Portfolio.......            0.00           0.57
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)..............            0.00           0.58
Neuberger Berman Real Estate
  Portfolio (4)(6)(16).............            0.00           0.84
Met/AIM Mid Cap Core Equity
  Portfolio (4)(6)(15).............            0.00           0.85
Harris Oakmark International
  Portfolio (4)(6)(15).............            0.00           1.04
MFS Research International
  Portfolio (4)(6)(15).............            0.00           1.06
Janus Aggressive Growth
  Portfolio (4)(6)(11)(15).........            0.00           0.82
Oppenheimer Capital Appreciation
  Portfolio (4)(6).................            0.00           0.69
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(10)(15)............            0.00           0.90
Met/AIM Small Cap Growth
  Portfolio (4)(6)(15).............            0.00           1.03
RCM Global Technology
  Portfolio (4)(6)(19).............            0.00           0.91


                                                                              C
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 A          B     OTHER EXPENSES
for fiscal year ending December 31, 2004           MANAGEMENT   12b-1       BEFORE
(as a percentage of average net assets) (6)(7)(8)     FEES      FEES    REIMBURSEMENT
--------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...             0.29      0.25         0.02
American Funds Growth Portfolio...                    0.35      0.25         0.01
American Funds Global Small Capitalization
  Portfolio....................                       0.77      0.25         0.04

                                                      A+B+C=D                          D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES             TOTAL EXPENSES         E        TOTAL EXPENSES
for fiscal year ending December 31, 2004           BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (6)(7)(8)  REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------------  ----------------------------------------------
American Funds Growth-Income Portfolio...               0.56             0.00           0.56
American Funds Growth Portfolio...                      0.61             0.00           0.61
American Funds Global Small Capitalization
  Portfolio....................                         1.06             0.00           1.06



 6 EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO
   CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



 7 CERTAIN METROPOLITAN FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN
   PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION. THE TABLES DO NOT REFLECT ANY VOLUNTARY WAIVER OF INVESTMENT MANAGEMENT FEES FOR ANY OF THE PORTFOLIOS. SEE THE SAI FOR MORE INFORMATION.



 8 THE AMERICAN FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1
   OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN THE FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS 2 SHARES OF THE AMERICAN FUNDS.



 9 ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE
   METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



10 ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.



11 ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN
   FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.



12 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH
   MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



13 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP
   OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



14 ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME
   THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK
   PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK
   PORTFOLIO.



C-PPA- 10

15 FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF
   THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                           0.07
JANUS AGGRESSIVE GROWTH PORTFOLIO                                0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.01
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.01
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.12



16 EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:



           PRIOR PORTFOLIO NAME                         NEW PORTFOLIO NAME
           --------------------                         ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH
  PORTFOLIO                                 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO      BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME
  PORTFOLIO                                 BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO                                 BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO                                 BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH      BLACKROCK LEGACY LARGE CAP GROWTH
  PORTFOLIO                                 PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO                                 BLACKROCK LARGE CAP VALUE PORTFOLIO



17 PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM
   VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE
   JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.



18 ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT
   MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



19 ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
   SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



20 THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST
   SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THESE PORTFOLIOS WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2005. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIOS' EXPENSES THROUGH DECEMBER 31, 2005. THE TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT FOR UNDERLYING PORTFOLIOS INCLUDES THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS (AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS. THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS ARE: 1.00% FOR THE METLIFE CONSERVATION ALLOCATION PORTFOLIO, 0.85% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 0.85% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 0.88% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 1.04% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF INVESTING IN THE PORTFOLIOS. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.


EXAMPLES



The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).


                                                                       C-PPA- 11

EXAMPLE 1.


This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;


     --   there is a maximum Separate Account charge of 0.95%;


     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $865         $1,159         $1,442         $2,451
Minimum...................................................      $783         $  896         $  985         $1,507


EXAMPLE 2.


This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract year;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;


     --   there is a Maximum Separate Account charge of 0.95%;


     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $795         $1,109         $1,426         $2,451
Minimum...................................................      $713         $  854         $  985         $1,507



C-PPA- 12

EXAMPLE 3.


This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;


     --   there is a maximum Separate Account charge of 0.95%;


     --   the underlying Portfolio earns a 5% annual return; and

     -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $216         $666          $1,142         $2,451
Minimum....................................................      $127         $396          $  685         $1,507



                                                                       C-PPA- 13

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division
  (e)......................................... 2004      $ 16.58          $ 16.92             26
                                               2003        16.46            16.58             44
                                               2002        15.40            16.46             34
                                               2001        14.56            15.40             32

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Bond Income Division (c)............ 2004        45.73            47.31             74
                                               2003        43.61            45.73            127
                                               2002        40.64            43.61            100
                                               2001        37.87            40.64             98
                                               2000        34.38            37.87            106
                                               1999        35.52            34.38            114
                                               1998        32.77            35.52            161
                                               1997        30.13            32.77            139
                                               1996        29.36            30.13            128
                                               1995        24.79            29.36            123


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]


C-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Division
  (d)......................................... 2004      $ 13.02          $ 13.43            122
                                               2003        12.69            13.02            164
                                               2002        11.62            12.69            131
                                               2001        10.92            11.62            134
                                               2000         9.89            10.92             65
                                               1999        10.12             9.89             61
                                               1998        10.00            10.12             11

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


PIMCO Total Return Division (e)............... 2004        11.88            12.38             49
                                               2003        11.47            11.88            119
                                               2002        10.57            11.47             49
                                               2001        10.00            10.57             11

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (e)................................ 2004        20.06            21.19             12
                                               2003        17.99            20.06             16
                                               2002        16.56            17.99              9
                                               2001        15.65            16.56              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (b)(f).... 2004        12.83            13.78             19
                                               2003        10.84            12.83             41
                                               2002        10.80            10.84             19
                                               2001        11.05            10.80             38
                                               2000        11.26            11.05             33
                                               1999         9.65            11.26             35
                                               1998        10.53             9.65             33
                                               1997        10.00            10.53             15


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




                                                                       C-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
BlackRock Diversified Division................ 2004      $ 40.55          $ 43.58            241
                                               2003        33.95            40.55            403
                                               2002        39.79            33.95            278
                                               2001        42.89            39.79            295
                                               2000        42.85            42.89            354
                                               1999        39.79            42.85            365
                                               1998        33.57            39.79            415
                                               1997        28.11            33.57            390
                                               1996        24.78            28.11            371
                                               1995        19.69            24.78            346


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

MFS Total Return Division (k)................. 2004        33.31            36.39              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Real Estate Division (k)..... 2004        10.00            12.89              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth-Income Division (e)..... 2004        98.30           107.48              6
                                               2003        74.94            98.30             13
                                               2002        92.64            74.94              4
                                               2001        91.20            92.64              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Large Cap Value Division (k)........ 2004        10.81            11.18              4


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




C-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Davis Venture Value Division (a).............. 2004      $ 29.64          $ 32.99             21
                                               2003        22.86            29.64             35
                                               2002        27.60            22.86             19
                                               2001        31.36            27.60             17
                                               2000        30.70            31.36              4

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


FI Value Leaders Division (k)................. 2004        24.60            27.67              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division (d)... 2004        12.37            13.65             82
                                               2003         9.95            12.37            152
                                               2002        11.70             9.95             92
                                               2001         9.98            11.70            100
                                               2000         8.96             9.98             12
                                               1999         9.72             8.96             15
                                               1998        10.00             9.72              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (e)..... 2004        32.63            35.54             27
                                               2003        24.83            32.63             56
                                               2002        27.50            24.83             33
                                               2001        21.87            27.50             24

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Mid Cap Value Division (d)... 2004        18.57            22.61             90
                                               2003        13.73            18.57            116
                                               2002        15.34            13.73             76
                                               2001        15.88            15.34             41
                                               2000        12.50            15.88             33
                                               1999        10.73            12.50              8
                                               1998        10.00            10.73              5


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




                                                                       C-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
BlackRock Investment Trust Division........... 2004      $ 64.50          $ 70.82            258
                                               2003        49.99            64.50            464
                                               2002        68.31            49.99            309
                                               2001        83.10            68.31            327
                                               2000        89.41            83.10            396
                                               1999        76.19            89.41            399
                                               1998        60.00            76.19            445
                                               1997        47.19            60.00            443
                                               1996        38.99            47.19            402
                                               1995        29.57            38.99            334


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

MetLife Stock Index Division.................. 2004        37.72            41.30            644
                                               2003        29.70            37.72          1,160
                                               2002        38.60            29.70            702
                                               2001        44.36            38.60            706
                                               2000        49.39            44.36            793
                                               1999        41.28            49.39            733
                                               1998        32.50            41.28            748
                                               1997        24.83            32.50            701
                                               1996        20.44            24.83            629
                                               1995        15.07            20.44            518

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Investors Trust Division (e).............. 2004         8.03             8.86              6
                                               2003         6.65             8.03              7
                                               2002         8.42             6.65              3
                                               2001        10.11             8.42              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




C-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
BlackRock Strategic Value Division (a)........ 2004      $ 16.34          $ 18.67            109
                                               2003        10.98            16.34            184
                                               2002        14.09            10.98            122
                                               2001        12.27            14.09             91
                                               2000        10.00            12.27             30

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


FI Mid Cap Opportunities Division (b)(j)...... 2004        15.14            17.57            148
                                               2003        11.36            15.14            539
                                               2002        16.14            11.36            177
                                               2001        26.00            16.14            211
                                               2000        38.18            26.00            294
                                               1999        17.29            38.18            239
                                               1998        12.72            17.29            100
                                               1997        10.00            12.72             54


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (k)...... 2004        12.75            10.95              7


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (a)...... 2004        11.73            13.49             80
                                               2003         8.78            11.73            114
                                               2002        10.41             8.78             96
                                               2001        10.64            10.41             63
                                               2000        10.00            10.64             20

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]
          Year End Accumulation Unit Value




                                                                       C-PPA- 19

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
FI International Stock Division............... 2004      $ 13.76          $ 16.11            201
                                               2003        10.85            13.76            328
                                               2002        13.28            10.85            228
                                               2001        16.88            13.28            262
                                               2000        18.96            16.88            284
                                               1999        16.43            18.96            272
                                               1998        13.54            16.43            318
                                               1997        13.99            13.54            324
                                               1996        14.38            13.99            368
                                               1995        14.40            14.38            396


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark International Division (k)..... 2004        12.21            11.70             14


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Research International Division (e)....... 2004        10.04            11.91              3
                                               2003         7.67            10.04             12
                                               2002         8.75             7.67              2
                                               2001        10.00             8.75              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (d)..... 2004         9.88            11.71             70
                                               2003         7.25             9.88            145
                                               2002         8.77             7.25             80
                                               2001        11.32             8.77             78
                                               2000        13.36            11.32             63
                                               1999        10.80            13.36             50
                                               1998        10.00            10.80             13


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




C-PPA- 20

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity Division (b)........ 2004      $ 13.49          $ 15.56             36
                                               2003        10.44            13.49            115
                                               2002        12.55            10.44             39
                                               2001        15.10            12.55             50
                                               2000        15.49            15.10             64
                                               1999        12.49            15.49             64
                                               1998        10.88            12.49             88
                                               1997        10.00            10.88             62


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth Division (e)............ 2004       126.32           140.77              8
                                               2003        93.21           126.32             17
                                               2002       124.56            93.21              3
                                               2001       153.64           124.56              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Legacy Large Cap Growth Division
  (k)......................................... 2004        10.08            11.10              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Janus Aggressive Growth Division (e)(h)....... 2004         6.88             7.42             19
                                               2003         5.34             6.88             40
                                               2002         7.77             5.34             11
                                               2001        10.00             7.77              8

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Met/Putnam Voyager Division (a)(i)............ 2004         4.37             4.54             16
                                               2003         3.50             4.37            106
                                               2002         4.97             3.50             22
                                               2001         7.25             4.97             36
                                               2000         9.82             7.25              5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




                                                                       C-PPA- 21

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Division (d)... 2004      $ 11.56          $ 12.58             62
                                               2003         8.92            11.56            135
                                               2002        11.73             8.92             54
                                               2001        13.14            11.73             58
                                               2000        13.33            13.14             78
                                               1999        11.01            13.33             29
                                               1998        10.00            11.01              3


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Loomis Sayles Small Cap Division (a).......... 2004        24.70            28.47              8
                                               2003        18.27            24.70             11
                                               2002        23.52            18.27              5
                                               2001        26.04            23.52              7
                                               2000        26.26            26.04              3

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Russell 2000(R) Index Division (d)............ 2004        13.90            16.22             69
                                               2003         9.61            13.90            141
                                               2002        12.19             9.61             51
                                               2001        12.20            12.19             48
                                               2000        12.81            12.20             59
                                               1999        10.53            12.81             37
                                               1998        10.00            10.53             16


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


BlackRock Aggressive Growth Division.......... 2004        38.45            43.03            198
                                               2003        27.57            38.45            413
                                               2002        39.05            27.57            227
                                               2001        51.71            39.05            238
                                               2000        56.52            51.71            266
                                               1999        42.82            56.52            265
                                               1998        38.02            42.82            321
                                               1997        35.98            38.02            340
                                               1996        33.72            35.98            341
                                               1995        26.29            33.72            254


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




C-PPA- 22

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Division (e)..... 2004      $  6.36          $  7.45             32
                                               2003         4.68             6.36             52
                                               2002         8.44             4.68              5
                                               2001        10.00             8.44              5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division
  (e)......................................... 2004         9.06            10.00             12
                                               2003         6.31             9.06             24
                                               2002         8.82             6.31             15
                                               2001        10.00             8.82              7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (k)......... 2004        11.55            10.86              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (b)... 2004        12.60            13.86             73
                                               2003         9.03            12.60            239
                                               2002        12.43             9.03            105
                                               2001        13.79            12.43             98
                                               2000        15.32            13.79            110
                                               1999        12.08            15.32             75
                                               1998        11.79            12.08             94
                                               1997        10.00            11.79             85


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division (e)................................ 2004        16.80            20.12             27
                                               2003        11.05            16.80             23
                                               2002        13.78            11.05              3
                                               2001        15.96            13.78              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value




                                                                       C-PPA- 23

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
RCM Global Technology Division (e)............ 2004      $  5.71          $  5.41             17
                                               2003         3.65             5.71             58
                                               2002         7.46             3.65             13
                                               2001        10.00             7.46              5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value



----------------------------------------
(a)  Inception Date: July 5, 2000.

(b)  Inception Date: March 3, 1997.

(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.

(d)  Inception Date: November 9, 1998.

(e)  Inception Date: May 1, 2001.

(f) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.

(g)  Inception date: May 1, 2002.

(h) The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.


(i) The assets in this investment division merged into the Jennison Growth Division prior to the opening of business on May 3, 2004. This investment division is no longer available.



(j) The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1, 2005, is that of the Janus Mid Cap Division.



(k)  Inception Date: May 1, 2004.



C-PPA- 24

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve individuals in approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies serve approximately 9 million customers through direct insurance operations in Argentina, Brazil, Chile, China, Hong Kong, India, Indonesia, Mexico, South Korea, Taiwan and Uruguay.


METROPOLITAN LIFE
SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the



[SNOOPY AND WOODSTOCK PICTURE]
                                                                       C-PPA- 25
investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life or the death benefit.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.



                          [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
       The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.

C-PPA- 26

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.


The MetLife Conservation Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio in the first group, with all those within the same investment style listed in alphabetical order. The second group of investment choices, the asset allocation portfolios, is also listed in order of risk. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



The degree of investment risk you assume will depend on the investment divisions you choose. We have listed the first group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order. The second group of choices, the asset allocation portfolios, is also listed in order of risk.


The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.

While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
                                                                       C-PPA- 27

                         [SNOOPY READING MENU GRAPHIC]


Salomon Brothers U.S. Government       Seeks to maximize total return
Portfolio                              consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Salomon Brothers Strategic Bond        Seeks to maximize total return
  Opportunities Portfolio              consistent with preservation of
                                       capital
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's 500(R) Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital


C-PPA- 28

Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital
Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
Asset Allocation Portfolios
MetLife Conservative Allocation        Seeks a high level of current income,
  Portfolio                            with growth of capital a secondary
                                       objective
MetLife Conservative to Moderate       Seeks a high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio



Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The Deferred Annuity contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:


* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and insurance policies.

                                                                       C-PPA- 29

The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund or American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


Information about the payments we receive or make with regard to the Portfolios can be found later in this prospectus in the section under the "Who Sells the Deferred Annuities and Income Annuities" heading.



We select the Portfolios offered through the Contracts based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described later in this prospectus. In some cases, we have included Portfolios based on recommendations made by selling firms through which the Contracts are sold. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers/reallocations of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners/participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio.


C-PPA- 30

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified           * Roth IRAs (Roth
* Traditional IRA           Individual Retirement
  (Individual Retirement    Annuities)
  Annuities)              * Unallocated Keogh

[LINUS BUILDING SAND CASTLE GRAPHIC]

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected.

                                                                       C-PPA- 31

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. However, the investment strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any earnings.


THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.



THE REBALANCER(R) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
          Also, these strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
                                                                  [SAFE GRAPHIC]
                                                                 [SCALE GRAPHIC]
                                                             [PIE CHART GRAPHIC]

                                                                 [GLOBE GRAPHIC]
C-PPA- 32

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.



We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.


If you choose to make an allocation to the asset allocation divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation investment divisions. After the initial purchase payment has been made, you may allocate subsequent purchase payments or make transfers from any asset allocation investment division to any investment choice or to one or more of the asset allocation investment divisions.


[HOUR GLASS GRAPHIC]
You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                       C-PPA- 33

AUTOMATED PURCHASE PAYMENTS

If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

* For the unallocated Keogh Deferred Annuity, a withdrawal should you leave your job.

* For certain Deferred Annuities, you may no longer make purchase payments if you retire.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT

Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

C-PPA- 34

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525. ($500 x 1.05 = $525)

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high


[MARCY ADDING GRAPHIC]

You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
                                                                       C-PPA- 35
cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., participants/annuitants).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract owners, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your


C-PPA- 36

Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract owners or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and


                                                                       C-PPA- 37
procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owners or participant/annuitant). You should read the investment portfolio prospectuses for more details.



Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.
Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


SYSTEMATIC WITHDRAWAL PROGRAM
If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we




             [CHARLIE BROWN IN MONEY JAR GRAPHIC]
     We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or the investment divisions you select either pro rata or in the proportions you request.

                     [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
C-PPA- 38
recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision

If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th day of the month.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

                                                                       C-PPA- 39

(discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges every time we calculate the Accumulation
                                                                     Unit Value.

  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

                                                      [WOODSTOCK TYPING GRAPHIC]
C-PPA- 40
than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                                                                       C-PPA- 41

EARLY WITHDRAWAL CHARGES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year



    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

      We do not include your earnings when calculating early withdrawal charges.
        However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

C-PPA- 42

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

     --   Unallocated Keogh Deferred Annuity, 20%.

     -- Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

[FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
                                                                       C-PPA- 43

* Except for the unallocated Keogh Deferred Annuity, if your contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

                       Contract Year
     1*          2          3          4            5
     20%        25%      33 1/3%      50%       remainder



  * Less that Contract Year's withdrawals

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

*   If you retire:

     -- For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

     --   For certain IRA Deferred Annuities, if you retire from the employer.

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

C-PPA- 44

*   If you leave your job:

     -- For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

     -- For certain IRA Deferred Annuities, if you leave your job with the employer.

     -- If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the contract.

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.

* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transferred are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Transferred amounts on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the

[WOODSTOCK GRAPHIC]
                                                                       C-PPA- 45
          withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail or your age. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

                                                         [MARCY READING GRAPHIC]
C-PPA- 46

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documents in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in all states.

                                                                       C-PPA- 47

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment; and

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.


Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your contract in the pay-out phase. We no longer offer the Income Annuities.




INCOME ANNUITIES


Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

C-PPA- 48

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.



Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:



*  Non-Qualified              *  Roth IRAs
*  Unallocated Keogh          *  Traditional IRAs



If you have accumulated amounts in any of the listed investment vehicles (for example, Traditional IRAs, ROTH IRAs, Keoghs, 401(k)s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.



If your retirement plan has purchased an Income Annuity, your choice of income payment type may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.


INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies.



Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or otherwise pay the value of any remaining income


[SNOOPY SUNBATHING GRAPHIC]
Many times the Owner and the Annuitant are the same person.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

                                                                       C-PPA- 49
payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.


LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made, to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.




LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.



LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.



LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made, to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.



LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received


When deciding how to receive income, consider:

- The amount of income you need;


- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

                                                       [SNOOPY ON BEACH GRAPHIC]
C-PPA- 50
equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.


INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.


ALLOCATION


You decide what portion of your income payment is allocated to each of the variable investment divisions.


MINIMUM SIZE OF YOUR INCOME PAYMENT


Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.




THE VALUE OF YOUR INCOME PAYMENTS



ANNUITY UNITS



Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be written 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.



AIR




Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will

Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.


[WOODSTOCK WRITING CHECK GRAPHIC]
The AIR is stated in your contract and may range from 3% to 6%.
                                                                       C-PPA- 51
be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying portfolio minus the insurance-related charge (Separate Account charge) (the resulting number is the net investment return) exceeds the AIR (for the time period between payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying portfolio minus the insurance-related charge (Separate Account charge) (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.


VALUATION


This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;


* Next, we subtract the daily equivalent of your insurance-related charge (Separate Account charge) (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;


* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


*   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS



You can reallocate among the investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate amounts from the Fixed Income Option to the investment divisions. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).


There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate your income payments.

                                                   [WOODSTOCK AND MONEY GRAPHIC]
C-PPA- 52

For us to process a reallocation, you must tell us:

     --   The percentage of the income payment to be reallocated;

     -- The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and


     -- The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.



Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., participants/annuitants).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis.


                                                                       C-PPA- 53

We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract owners, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract owners or participants/annuitants and other persons with interests in the contracts should be aware that some


C-PPA- 54
portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment portfolio prospectuses for more details.



Reallocations will be made as of the end of a business day at the close of the Exchange if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.


CONTRACT FEE

There is no contract fee.

CHARGES

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.


General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.


The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.

                                                                       C-PPA- 55

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE



This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail or your age. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.


                                                 [LUCY READING GRAPHIC]
  You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.
C-PPA- 56

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or


Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.


                                                                       C-PPA- 57
have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations; withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to you include:

*   Account Balance


*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.


Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
C-PPA- 58

Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

                                                                       C-PPA- 59

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

     -- rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

     -- during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.


AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.


For purposes of presentation (of Non-Standard Performance), we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
C-PPA- 60
data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in annuity unit value.


Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and

                                                                       C-PPA- 61
the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of transfers/reallocations permitted).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

C-PPA- 62

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

                                                                       C-PPA- 63

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES


All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.


Our sales representatives and their managers may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other


                                            [SNOOPY AND WOODSTOCK SHAKE GRAPHIC]
C-PPA- 64
services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



CERTAIN PAYMENTS WE RECEIVE OR MAKE WITH REGARD TO THE PORTFOLIOS



An investment adviser (other than our MetLife Advisers and MetLife Investors) or sub-adviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is not deducted from the Portfolios' assets and does not decrease the Portfolio's investment return. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.05%. Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliates) with increased access to persons involved in the distribution of the Contracts.



We, and certain of our affiliated insurance companies, are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife Investors, which are formed as limited liability companies. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the management fees it receives from a Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. See the Table of Expenses for information on the investment management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the investment management fees paid to the adviser and sub-advisers.



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from the assets of the Portfolios and paid to MetLife. These payments decrease the portfolios' investment return.


                                                                       C-PPA- 65

The American Funds Global Small Capitalization Portfolio, the American Funds Growth Portfolio and the American Funds Growth-Income Portfolio make payments to MetLife under their distribution plans in consideration of services provided and expenses incurred by MetLife in distributing their shares. These payments currently equal 0.25% of the Separate Account assets invested in the particular Portfolio. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.


FINANCIAL STATEMENTS


The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED
ANNUITY OR INCOME ANNUITY


We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh

Simply stated, Federal income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.
C-PPA- 66

Deferred Annuity if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.

If we do cancel your Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term gains and qualifying dividends. To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

[PIGGY BANK GRAPHIC]
                                                                       C-PPA- 67

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRA's, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as the availability of a guaranteed income for life.



Under current Federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower maximum tax rate of 15% that applies to long term capital gains and qualifying dividends.




FEDERAL ESTATE TAXES: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.




GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.




ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS: The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens


C-PPA- 68
or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.



WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA), and

*   pay-out option you elect.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.



We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

                                                                       C-PPA- 69

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                Type of Contract
                               ---------------------------------------------------
                                                               401(a)
                                                               401(k)
                                  Non            Trad.         Keogh          Roth
                               Qualified          IRA          403(a)         IRA
                               ---------         -----         ------         ----
In a series of
substantially equal
payments made annually
(or more frequently) for
life or life expectancy
(SEPP)                              x               x             x(1)           x
After you die                       x               x             x              x
After you become totally
disabled (as defined in
the Code)                           x               x             x              x
To pay deductible medical
expenses                                            x             x              x
To pay medical insurance
premiums if you are
unemployed                                          x                            x
To pay for qualified higher education
expenses, or                                        x                            x
For qualified first time home purchases
up to $10,000                                       x                            x
After separation from
service if you are over
age 55 at the time of
separation                                                        x
After December 31, 1999 for IRS levies              x             x              x
Under certain immediate
income annuities
providing for
substantially equal
payments over the "pay-
out" period                         x
(1) You must also be separated from service

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR
SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

                                                  [SNOOPY WITH TAX BILL GRAPHIC]
C-PPA- 70

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of the withdrawal option prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

* Your Non-Qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus lose the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal Income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company (or an affiliate) in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.

                                                                       C-PPA- 71

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract holders of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your annuity. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     -- Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.

     -- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

     -- Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the total amount of your purchase payments, your contract may have a limit.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* This rule does not apply to payments made pursuant to an income pay-out option under your contract.

                                                      [WOODSTOCK FLYING GRAPHIC]
C-PPA- 72

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings.


INCOME ANNUITY PAYMENTS


Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payment; and

*   A taxable payment of earnings.


* Caution: We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your contract.



* Income payments and amount received on the exercise of a withdrawal or partial withdrawal option under your non-qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead by taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to additional penalties and interest.



Caution: The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or from an investment division into the Fixed Income Option.



We will determine such excludable amount for each income payment under the contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing the number of expected income payments from the appropriate IRS table by your after-tax purchase price adjusted for any refund or guarantee feature.


We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments

                                                                       C-PPA- 73
under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.



If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.


AFTER DEATH

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.


  If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner he or she may elect to continue as "owner" of the contract.

C-PPA- 74

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRAS AND ROTH IRAS]

GENERAL

Generally, except for Roth IRAs, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the contract.


* Your IRA annuity is not forfeitable and you may not transfer it to someone else.


* You can transfer your IRA proceeds to a similar IRA or certain eligible retirement plans of an employer without incurring Federal income taxes if certain conditions are satisfied.


* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.



* The IRS has approved the form of the Traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or SIMPLE IRA Contract issued to you may differ from the form of the Traditional IRA or SIMPLE IRA approved by the IRS because of several factors such as different riders and state insurance department requirements.



* The Roth IRA endorsement used with the contract is based on the IRA Model Roth IRA Contract Form 5305-RB (Rev 3-02).


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS


Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional IRAs and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2005-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.


* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.



For individuals under 50, your total annual contributions to all your Traditional and Roth IRAs for 2005 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.

In some cases, your purchase payments may be tax deductible.


[LINUS WITH IRA COIN]
                                                                       C-PPA- 75

* Purchase payments in excess of permitted amounts may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.


Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2005, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($70,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($80,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70-1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.


WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

C-PPA- 76

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.

It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.


In general, proposed regulations issued in 2002 and finalized in 2004, permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations).

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

                                                                       C-PPA- 77

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS


Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($4,000 for tax years 2005-2007), including contributions to all your Traditional and Roth IRAs). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2005 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual contribution limit in 2004, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your adjusted gross income is between:


       STATUS                          INCOME
     ----------
                                    -----------
     Individual                  $95,000--$110,000
   Married filing
        jointly                  $150,000--$160,000
   Married filing
      separately                    $0--$10,000

     -- Annual purchase payment limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

     --   You can contribute to a Roth IRA after age 70 1/2.

     -- If you exceed the purchase payment limits, you may be subject to a tax penalty.

     -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is made:

     -- At least five taxable years after your first purchase payment to a Roth IRA, and


     For individuals under 50, annual contributions to your IRAs, including Roth
             IRAs, for 2005, may not exceed the lesser of $4,000 or 100% of your
                                          "compensation" as defined by the Code.


C-PPA- 78

*   The withdrawal is made:

     --   On or after you reach age 59 1/2;

     --   Upon your death or disability; or

     --   For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from an non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/ rollover) purchase payments to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount withheld is determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

Except to the extent you have non-deductible IRA purchase payments, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

                                                                       C-PPA- 79

If you mistakenly convert or otherwise wish to change your Roth IRA purchase payment to a Traditional IRA purchase payment, the tax law generally allows you to reverse your conversion provided you do so before October 15th of the year following the year of the conversion if certain conditions are met.

Unless you elect otherwise, the amount converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

AFTER DEATH

Generally, when you die we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.


KEOGH ANNUITIES


PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for these annuities under the Code. Purchase payments in excess of these limits may result in adverse tax consequences.

Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

PARTIAL AND FULL WITHDRAWALS

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA.

Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the contract. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of your plan benefit or account balance.

C-PPA- 80

Withdrawals attributable to any after-tax contributions are not subject to income tax.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing an income option.


In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



If you intend to receive your minimum distributions which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor before selecting a pay-out option.

advisor prior to purchasing the Income Annuity in connection with a defined benefit plan.

MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your "eligible rollover distribution" to a traditional IRA or another eligible retirement plan.

                                                                       C-PPA- 81

Generally, an "eligible rollover distribution" is any amount you receive from your Contract. However, it does not include distributions that are:

* A series of substantially equal periodic payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   To satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of "eligible rollover distributions" may exist.

For taxable withdrawals that are not "eligible rollover distributions" the Code requires different withholding rules which are determined at the time of payment. You may elect out of these withholding requirements.

Generally, income payments made on or after the required beginning date (as previously discussed in "Minimum Distribution Requirements") are not eligible rollover distributions. Additionally, payments under certain types of income annuities are not treated as eligible rollover distributions. We or your qualified plan administrator will notify you (or your spousal beneficiary) if an income payment or death benefit is an eligible rollover distribution.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.


LEGAL PROCEEDINGS



MetLife, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought


C-PPA- 82
and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this prospectus, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter or to meet its obligations under the contracts.


APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                         Keogh, 401(a),
                                         401(k), and
                         IRA Deferred    403(a)              Non-Qualified
                         and Income      Deferred and        Deferred and
                         Annuities(1)    Income Annuities    Income Annuities
California...........    0.5%(2)         0.5%                2.35%
Maine................    --              --                  2.0%
Nevada...............    --              --                  3.5%
Puerto Rico..........    1.0%            1.0%                1.0%
South Dakota.........    --              --                  1.25%
West Virginia........    1.0%            1.0%                1.0%
Wyoming..............    --              --                  1.0%

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2005 METROPOLITAN LIFE INSURANCE COMPANY


                                                [LUCY'S TAXES GRAPHICS]
                                                                       C-PPA- 83

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM... ...     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........     1


[PEANUTS GANG GRAPHIC]

C-PPA- 84

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the appropriate address below.


[ ] Metropolitan Life Separate Account E



[ ] Metropolitan Series Fund, Inc.



[ ] Met Investors Series Trust


[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip


Metropolitan Life Insurance Company

1600 Division Road

West Warwick, RI 02893

ENHANCED DEFERRED
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;

     --  federally insured or guaranteed; or

     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]


                                                              MAY 1, 2005


ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE
COMPANY

This Prospectus describes group Enhanced Preference Plus Account contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). This Prospectus also describes Financial Freedom Account Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Enhanced Deferred Annuity or Enhanced
Income Annuity. Your choices may include the Fixed
Interest Account (not described in this Prospectus) and investment divisions available through
Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Calvert Variable Series,
Inc. ("Calvert Fund"), portfolios of the Fidelity
Variable Insurance Products Funds ("Fidelity VIP
Funds"), portfolios of the Met Investors Series
Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds").
For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  SALOMON BROTHERS U.S. GOVERNMENT           MET/AIM MID CAP CORE EQUITY
  BLACKROCK BOND INCOME                      METLIFE MID CAP STOCK INDEX
  (FORMERLY STATE STREET RESEARCH BOND       FI INTERNATIONAL STOCK
  INCOME)                                    FIDELITY OVERSEAS
  FIDELITY INVESTMENT GRADE BOND             HARRIS OAKMARK INTERNATIONAL
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    MFS RESEARCH INTERNATIONAL
  PIMCO TOTAL RETURN                         MORGAN STANLEY EAFE(R) INDEX
  SALOMON BROTHERS STRATEGIC BOND            OPPENHEIMER GLOBAL EQUITY
  OPPORTUNITIES                              (FORMERLY SCUDDER GLOBAL EQUITY)
  LORD ABBETT BOND DEBENTURE                 AMERICAN FUNDS GROWTH
  BLACKROCK DIVERSIFIED                      BLACKROCK LEGACY LARGE CAP GROWTH
  (FORMERLY STATE STREET RESEARCH            (FORMERLY STATE STREET RESEARCH LARGE
  DIVERSIFIED)                               CAP GROWTH)
  CALVERT SOCIAL BALANCED                    FIDELITY GROWTH
  MFS TOTAL RETURN                           JANUS AGGRESSIVE GROWTH
  NEUBERGER BERMAN REAL ESTATE               JENNISON GROWTH (FORMERLY MET/PUTNAM
  AMERICAN FUNDS GROWTH-INCOME               VOYAGER)
  BLACKROCK LARGE CAP VALUE                  OPPENHEIMER CAPITAL APPRECIATION
  (FORMERLY STATE STREET RESEARCH LARGE CAP  T. ROWE PRICE LARGE CAP GROWTH
  VALUE)                                     LOOMIS SAYLES SMALL CAP
  DAVIS VENTURE VALUE                        RUSSELL 2000(R) INDEX
  FI VALUE LEADERS                           BLACKROCK AGGRESSIVE GROWTH (FORMERLY
  FIDELITY EQUITY-INCOME                     STATE STREET RESEARCH AGGRESSIVE
  HARRIS OAKMARK LARGE CAP VALUE             GROWTH)
  HARRIS OAKMARK FOCUSED VALUE               CALVERT SOCIAL MID CAP GROWTH
  NEUBERGER BERMAN MID CAP VALUE (FORMERLY   T. ROWE PRICE MID-CAP GROWTH
  NEUBERGER BERMAN PARTNERS MID CAP VALUE)   FRANKLIN TEMPLETON SMALL CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 MET/AIM SMALL CAP GROWTH
  (FORMERLY STATE STREET RESEARCH INVESTMENT T. ROWE PRICE SMALL CAP GROWTH
  TRUST)                                     AMERICAN FUNDS GLOBAL SMALL
  METLIFE STOCK INDEX                        CAPITALIZATION
  MFS INVESTORS TRUST                        RCM GLOBAL TECHNOLOGY
  BLACKROCK STRATEGIC VALUE (FORMERLY        (FORMERLY PIMCO PEA INNOVATION)
  STATE STREET RESEARCH AURORA)
  FI MID CAP OPPORTUNITIES
  ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE           ALLOCATION
  ALLOCATION                                 METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION


HOW TO LEARN MORE:



Before investing, read this Prospectus. The
Prospectus contains information about the Enhanced
Deferred Annuities, Enhanced Income Annuities and
Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information
("SAI"), dated May 1, 2005. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-116 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The
Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity
VIP Funds, Met Investors Fund and American Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Enhanced Deferred Annuity or Enhanced Income
Annuity.

FINANCIAL FREEDOM
DEFERRED ANNUITIES
AVAILABLE:
     --  TSA

     --  403(a)
     --  Non-Qualified (for certain deferred arrangements and plans)

FINANCIAL FREEDOM
INCOME ANNUITIES
AVAILABLE:
     --  TSA

     --  403(a)
     --  Non-Qualified (for certain deferred arrangements and plans)

A WORD ABOUT
INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.
                                 [METLIFE LOGO]


                                                              MAY 1, 2005


FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Financial Freedom Account contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus Account Income Annuities ("Enhanced Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Financial Freedom Deferred Annuity or
Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), portfolios of the Calvert
Variable Series, Inc. ("Calvert Fund"), portfolios of the Fidelity Variable Insurance Products Funds
("Fidelity VIP Funds"), portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  FIDELITY MONEY MARKET                      MET/AIM MID CAP CORE EQUITY
  SALOMON BROTHERS U.S. GOVERNMENT           METLIFE MID CAP STOCK INDEX
  BLACKROCK BOND INCOME                      FI INTERNATIONAL STOCK
  (FORMERLY STATE STREET RESEARCH BOND       FIDELITY OVERSEAS
  INCOME)                                    HARRIS OAKMARK INTERNATIONAL
  FIDELITY INVESTMENT GRADE BOND             MFS RESEARCH INTERNATIONAL
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    MORGAN STANLEY EAFE(R) INDEX
  PIMCO TOTAL RETURN                         OPPENHEIMER GLOBAL EQUITY
  SALOMON BROTHERS STRATEGIC BOND            (FORMERLY SCUDDER GLOBAL EQUITY)
  OPPORTUNITIES                              AMERICAN FUNDS GROWTH
  LORD ABBETT BOND DEBENTURE                 BLACKROCK LEGACY LARGE CAP GROWTH
  BLACKROCK DIVERSIFIED                      (FORMERLY STATE STREET RESEARCH LARGE
  (FORMERLY STATE STREET RESEARCH            CAP GROWTH)
  DIVERSIFIED)                               FIDELITY GROWTH
  CALVERT SOCIAL BALANCED                    JANUS AGGRESSIVE GROWTH
  MFS TOTAL RETURN                           JENNISON GROWTH
  NEUBERGER BERMAN REAL ESTATE               (FORMERLY MET/PUTNAM VOYAGER)
  AMERICAN FUNDS GROWTH-INCOME               OPPENHEIMER CAPITAL APPRECIATION
  BLACKROCK LARGE CAP VALUE                  T. ROWE PRICE LARGE CAP GROWTH
  (FORMERLY STATE STREET RESEARCH LARGE CAP  LOOMIS SAYLES SMALL CAP
  VALUE)                                     RUSSELL 2000(R) INDEX
  DAVIS VENTURE VALUE                        BLACKROCK AGGRESSIVE GROWTH
  FI VALUE LEADERS                           (FORMERLY STATE STREET RESEARCH
  FIDELITY EQUITY-INCOME                     AGGRESSIVE GROWTH)
  HARRIS OAKMARK LARGE CAP VALUE             CALVERT SOCIAL MID CAP GROWTH
  HARRIS OAKMARK FOCUSED VALUE               T. ROWE PRICE MID-CAP GROWTH
  NEUBERGER BERMAN MID CAP VALUE             FRANKLIN TEMPLETON SMALL CAP GROWTH
  (FORMERLY NEUBERGER BERMAN PARTNERS MID    MET/AIM SMALL CAP GROWTH
  CAP VALUE)                                 T. ROWE PRICE SMALL CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 AMERICAN FUNDS GLOBAL SMALL
  (FORMERLY STATE STREET RESEARCH INVESTMENT CAPITALIZATION
  TRUST)                                     RCM GLOBAL TECHNOLOGY
  METLIFE STOCK INDEX                        (FORMERLY PIMCO PEA INNOVATION)
  MFS INVESTORS TRUST
  BLACKROCK STRATEGIC VALUE
  (FORMERLY STATE STREET RESEARCH AURORA)
  FI MID CAP OPPORTUNITIES
  ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE           ALLOCATION
  ALLOCATION                                 METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION


HOW TO LEARN MORE:



Before investing, read this Prospectus. The
Prospectus contains information about the Financial
Freedom Deferred Annuities, Financial Freedom Income
Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005.
The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-116 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity VIP
Funds, Met Investors Fund and American Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Financial
Freedom Deferred Annuity or Financial Freedom Income
Annuity.

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW........... ............   FFA-4
TABLE OF EXPENSES.................. ...................   FFA-7
ACCUMULATION UNIT VALUES TABLES........... ............   FFA-20
METLIFE....................... ........................   FFA-49
METROPOLITAN LIFE SEPARATE ACCOUNT E......... .........   FFA-49
VARIABLE ANNUITIES.................. ..................   FFA-50
   A Deferred Annuity..................................   FFA-50
   An Income Annuity...................................   FFA-51
YOUR INVESTMENT CHOICES............... ................   FFA-51
DEFERRED ANNUITIES.................. ..................   FFA-56
   The Deferred Annuity and Your Retirement Plan.......   FFA-57
   Automated Investment Strategies.....................   FFA-57
   Purchase Payments...................................   FFA-59
      Allocation of Purchase Payments..................   FFA-59
      Limits on Purchase Payments......................   FFA-59
   The Value of Your Investment........................   FFA-60
   Transfers...........................................   FFA-61
   Access to Your Money................................   FFA-64
      Account Reduction Loans..........................   FFA-64
      Systematic Withdrawal Program for Enhanced TSA
        and IRA Deferred Annuities.....................   FFA-65
      Minimum Distribution.............................   FFA-66
   Contract Fee........................................   FFA-67
   Account Reduction Loan Fees.........................   FFA-67
   Charges.............................................   FFA-67
      Insurance-Related Charge.........................   FFA-67
      Investment-Related Charge........................   FFA-68
   Premium and Other Taxes.............................   FFA-68
   Early Withdrawal Charges............................   FFA-69
      When No Early Withdrawal Charge Applies..........   FFA-70
      When A Different Early Withdrawal Charge May
        Apply .........................................   FFA-72
   Free Look...........................................   FFA-73
   Death Benefit.......................................   FFA-73
   Pay-out Options (or Income Options).................   FFA-75
INCOME ANNUITIES................... ...................   FFA-76
   Income Payment Types................................   FFA-77
   Allocation..........................................   FFA-78
   Minimum Size of Your Income Payment.................   FFA-78


FFA- 2

   The Value of Your Income Payments...................   FFA-79
   Reallocations.......................................   FFA-80
   Contract Fee........................................   FFA-83
   Charges.............................................   FFA-83
      Insurance-Related Charge.........................   FFA-83
      Investment-Related Charge........................   FFA-83
   Premium and Other Taxes.............................   FFA-83
   Free Look...........................................   FFA-84
GENERAL INFORMATION................. ..................   FFA-84
   Administration......................................   FFA-84
      Purchase Payments................................   FFA-84
      Confirming Transactions..........................   FFA-85
      Processing Transactions..........................   FFA-85
        By Telephone or Internet.......................   FFA-86
        After Your Death...............................   FFA-86
        Third Party Requests...........................   FFA-87
        Valuation -- Suspension of Payments............   FFA-87
   Advertising Performance.............................   FFA-88
   Changes to Your Deferred Annuity or Income
      Annuity..........................................   FFA-89
   Voting Rights.......................................   FFA-90
   Who Sells the Deferred Annuities and Income
      Annuities .......................................   FFA-91
        Certain Payments We Receive or Make with Regard
          to the Portfolios............................   FFA-93
   Financial Statements................................   FFA-94
   Your Spouse's Rights................................   FFA-94
   When We Can Cancel Your Deferred Annuity or Income
      Annuity..........................................   FFA-94
   Special Charges That Apply If Your Retirement Plan
      Terminates Its Deferred Annuity or Takes Other
      Action ..........................................   FFA-95
INCOME TAXES..................... .....................   FFA-95
LEGAL PROCEEDINGS................... ..................  FFA-113
APPENDIX FOR PREMIUM TAX TABLE............ ............  FFA-114
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM .....  FFA-115
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION..................... ....................  FFA-116


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                          FFA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.


ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time, but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)


Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.



CONTRACT

A contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

FFA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months the Deferred Annuity is issued.


DEFERRED ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.


EARLY WITHDRAWAL CHARGE

The early withdrawal charge is the amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


INCOME ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment or transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

                                                                          FFA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.


VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for amounts allocated to the investment divisions in a variable annuity.


YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us, for PEDC, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(f) deferred compensation plans, sec.457(e)(11) severance and death benefit plans and sec.415(m) qualified governmental excess benefit arrangements, "you" means such trustee or employer.

FFA- 6

TABLE OF EXPENSES -- ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Transfer Fee..............................................        None

(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 20% (10% FOR CERTAIN ENHANCED DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES. THERE ARE NO EARLY WITHDRAWAL CHARGES APPLIED TO THE ENHANCED NON-QUALIFIED DEFERRED ANNUITIES FOR SEC.457(F) DEFERRED COMPENSATION PLANS, SEC.451 DEFERRED FEE ARRANGEMENTS, SEC.451 DEFERRED COMPENSATION PLANS AND SEC.457(3)(11) SEVERANCE AND DEATH BENEFIT PLANS.

(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (3).............................................................................     None
Separate Account Charge (as a percentage of your average account value) (4)
  General Administrative Expenses Charge............................................................     .20%
  Mortality and Expense Risk Charge.................................................................     .75%
  Total Separate Account Charge.............................  Current and Maximum Guaranteed Charge:     .95%

(3) A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(4) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Met/ AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation and Harris Oakmark International Portfolios, which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, the Fidelity VIP Funds and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund, Calvert
  Fund, Fidelity VIP Funds and American Funds Operating
  Expenses for the fiscal year ending December 31, 2004
  (expenses that are deducted from these Funds' assets
  include management fees, distribution fees (12b-1 fees)
  and other expenses).......................................     0.30%      1.18%
After Waiver and/or Reimbursement of Expenses (5)(6)(7).....     0.29%      1.18%


                                         FFA- 7

(5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING
    PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), .90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), .90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND .90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MSF RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FEE REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.



(6) PURSUANT TO AN EXPENSE AGREEMENT; METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                            PORTFOLIO                            PERCENTAGE
                            ---------                            ----------
   FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
   BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS E)                    1.10
   MFS INVESTORS TRUST PORTFOLIO                                    1.00
   METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
   METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
   METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
   METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
   METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10



     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2006. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



     METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS
     INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2006 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                            PORTFOLIO                                                 WAIVED PERCENTAGE
                            ---------                                                 -----------------
   LOOMIS SAYLES SMALL CAP PORTFOLIO                                                                      0.05% ON ALL ASSETS
   LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                                     0.006% ON ALL ASSETS
   METLIFE STOCK INDEX PORTFOLIO                                                                         0.007% ON ALL ASSETS
   METLIFE MID CAP STOCK INDEX PORTFOLIO                                                                 0.007% ON ALL ASSETS
   RUSSELL 2000(R) INDEX PORTFOLIO                                                                       0.007% ON ALL ASSETS
   MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                                                0.007% ON ALL ASSETS
   BLACKROCK BOND INCOME PORTFOLIO                                  0.025% ON ASSETS IN EXCESS OF $1 BILLION AND LESS THAN $2
                                                                                                                      BILLION
   T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                                         0.015% ON THE FIRST $50 MILLION OF ASSETS



     THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE
     INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.


(7) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
    ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE
    SERVICES COMPANY, AN AFFILIATE OF CALVERT.

                                                                             C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                   A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004 (9)    MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)            FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...........................             0.55        0.00         0.09             0.64
BlackRock Bond Income
  Portfolio (6)(8)(12)(23)............             0.40        0.00         0.06             0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (6).......................             0.25        0.00         0.07             0.32

                                                                 D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2004 (9)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...........................             0.00           0.64
BlackRock Bond Income
  Portfolio (6)(8)(12)(23)............             0.00           0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (6).......................             0.01           0.31


                                 FFA- 8

                                                                             C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                   A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004 (9)    MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)            FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............             0.65        0.00         0.12             0.77
BlackRock Diversified Portfolio (8)(23)...         0.44        0.00         0.06             0.50
MFS Total Return Portfolio (21).......             0.50        0.00         0.14             0.64
BlackRock Large Cap Value Portfolio (Class
  E) (6)(8)(10)(23)...................             0.70        0.15         0.23             1.08
Davis Venture Value Portfolio (8).....             0.72        0.00         0.06             0.78
FI Value Leaders Portfolio (Class
  E) (8)(10)..........................             0.66        0.15         0.08             0.89
Harris Oakmark Large Cap Value
  Portfolio (8).......................             0.73        0.00         0.06             0.79
Harris Oakmark Focused Value
  Portfolio (8).......................             0.73        0.00         0.05             0.78
Neuberger Berman Mid Cap Value
  Portfolio (8).......................             0.68        0.00         0.08             0.76
BlackRock Investment Trust
  Portfolio (8)(23)...................             0.49        0.00         0.05             0.54
MetLife Stock Index Portfolio (6).....             0.25        0.00         0.05             0.30
MFS Investors Trust Portfolio (6)(18)...           0.75        0.00         0.22             0.97
BlackRock Strategic Value
  Portfolio (8)(23)...................             0.83        0.00         0.06             0.89
FI Mid Cap Opportunities
  Portfolio (8)(19)...................             0.68        0.00         0.07             0.75
MetLife Mid Cap Stock Index Portfolio (6)...       0.25        0.00         0.10             0.35
FI International Stock Portfolio (8)(20)...        0.86        0.00         0.22             1.08
Morgan Stanley EAFE(R) Index
  Portfolio (6).......................             0.30        0.00         0.29             0.59
Oppenheimer Global Equity
  Portfolio (8)(25)...................             0.62        0.00         0.19             0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (8)(10)(23)...............             0.74        0.15         0.06             0.95
Jennison Growth Portfolio (8)(24).....             0.65        0.00         0.06             0.71
T. Rowe Price Large Cap Growth
  Portfolio (6)(8)....................             0.62        0.00         0.12             0.74
Loomis Sayles Small Cap Portfolio (6)(8)...        0.90        0.00         0.08             0.98
Russell 2000(R) Index Portfolio (6)...             0.25        0.00         0.12             0.37
BlackRock Aggressive Growth
  Portfolio (8)(23)...................             0.73        0.00         0.06             0.79
Franklin Templeton Small Cap Growth
  Portfolio (6)(8)....................             0.90        0.00         0.25             1.15
T. Rowe Price Small Cap Growth
  Portfolio (8).......................             0.52        0.00         0.08             0.60

                                                                 D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2004 (9)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............             0.00           0.77
BlackRock Diversified Portfolio (8)(23)...         0.00           0.50
MFS Total Return Portfolio (21).......             0.00           0.64
BlackRock Large Cap Value Portfolio (Class
  E) (6)(8)(10)(23)...................             0.00           1.08
Davis Venture Value Portfolio (8).....             0.00           0.78
FI Value Leaders Portfolio (Class
  E) (8)(10)..........................             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (8).......................             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (8).......................             0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio (8).......................             0.00           0.76
BlackRock Investment Trust
  Portfolio (8)(23)...................             0.00           0.54
MetLife Stock Index Portfolio (6).....             0.01           0.29
MFS Investors Trust Portfolio (6)(18)...           0.00           0.97
BlackRock Strategic Value
  Portfolio (8)(23)...................             0.00           0.89
FI Mid Cap Opportunities
  Portfolio (8)(19)...................             0.00           0.75
MetLife Mid Cap Stock Index Portfolio (6)...       0.01           0.34
FI International Stock Portfolio (8)(20)...        0.00           1.08
Morgan Stanley EAFE(R) Index
  Portfolio (6).......................             0.01           0.58
Oppenheimer Global Equity
  Portfolio (8)(25)...................             0.00           0.81
BlackRock Legacy Large Cap Growth Portfolio
  (Class E) (8)(10)(23)...............             0.00           0.95
Jennison Growth Portfolio (8)(24).....             0.00           0.71
T. Rowe Price Large Cap Growth
  Portfolio (6)(8)....................             0.00           0.74
Loomis Sayles Small Cap Portfolio (6)(8)...        0.05           0.93
Russell 2000(R) Index Portfolio (6)...             0.01           0.36
BlackRock Aggressive Growth
  Portfolio (8)(23)...................             0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio (6)(8)....................             0.00           1.15
T. Rowe Price Small Cap Growth
  Portfolio (8).......................             0.00           0.60



                                                           C             A+B+C=D
                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
                                MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
 ASSET ALLOCATION PORTFOLIOS       FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (6)(27)...........     0.10      0.00         0.25             0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (6)(27)...........     0.10      0.00         0.08             0.18
MetLife Moderate Allocation
  Portfolio (6)(27)...........     0.10      0.00         0.05             0.15
MetLife Moderate to Aggressive
  Allocation
  Portfolio (6)(27)...........     0.10      0.00         0.06             0.16
MetLife Aggressive Allocation
  Portfolio (6)(27)...........     0.10      0.00         0.19             0.29


                                                                                                   TOTAL EXPENSES FOR
                                                          D-E=F             TOTAL EXPENSES         THE PORTFOLIO AND
                                        E            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
 ASSET ALLOCATION PORTFOLIOS      REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (6)(27)...........        0.25                0.10                   0.65                     0.75
MetLife Conservative to
  Moderate Allocation
  Portfolio (6)(27)...........        0.08                0.10                   0.67                     0.77
MetLife Moderate Allocation
  Portfolio (6)(27)...........        0.05                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio (6)(27)...........        0.06                0.10                   0.72                     0.82
MetLife Aggressive Allocation
  Portfolio (6)(27)...........        0.19                0.10                   0.74                     0.84


                                         FFA- 9

                                                                      B              A+B=C
CALVERT FUND ANNUAL EXPENSES                         A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (7)........       0.70             0.21             0.91
Calvert Social Mid Cap Growth
  Portfolio (7)(11)..........................       0.90             0.27             1.17

                                                                  C-D=E
CALVERT FUND ANNUAL EXPENSES                                  TOTAL EXPENSES
for fiscal year ending December 31, 2004             D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio (7)........       0.00           0.91
Calvert Social Mid Cap Growth
  Portfolio (7)(11)..........................       0.00           1.17


                                                                         B              A+B=C
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES        A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004            MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (13)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio...        0.43             0.13             0.56
Fidelity VIP Equity-Income Portfolio (14)...           0.47             0.11             0.58
Fidelity VIP Overseas Portfolio (14)....               0.72             0.19             0.91
Fidelity VIP Growth Portfolio (14)......               0.58             0.10             0.68

                                                                     C-D=E
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES                 TOTAL EXPENSES
for fiscal year ending December 31, 2004                D            AFTER
(as a percentage of average net assets) (13)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Investment Grade Bond Portfolio...        0.00           0.56
Fidelity VIP Equity-Income Portfolio (14)...           0.00           0.58
Fidelity VIP Overseas Portfolio (14)....               0.00           0.91
Fidelity VIP Growth Portfolio (14)......               0.00           0.68


                                                                        C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio...............     0.50      0.00         0.07             0.57
Lord Abbett Bond Debenture
  Portfolio (5)(8)(12).....................     0.52      0.00         0.06             0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(8)(10).....................     0.70      0.15         0.06             0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(8)(10)(22).................     0.73      0.15         0.10             0.98
Harris Oakmark International Portfolio
  (Class E) (5)(8)(10)(15)(22).............     0.84      0.15         0.15             1.14
MFS Research International
  Portfolio (5)(8)(22).....................     0.77      0.00         0.29             1.06
Janus Aggressive Growth
  Portfolio (5)(8)(17)(22).................     0.68      0.00         0.14             0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(8)(10)(22).................     0.60      0.15         0.10             0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(16)(22)....................     0.75      0.00         0.15             0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(8)(10)(22)........................     0.90      0.15         0.13             1.18
RCM Global Technology
  Portfolio (5)(8)(26).....................     0.90      0.00         0.01             0.91

                                                                D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2004        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio...............       0.00           0.57
Lord Abbett Bond Debenture
  Portfolio (5)(8)(12).....................       0.00           0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(8)(10).....................       0.00           0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(8)(10)(22).................       0.00           0.98
Harris Oakmark International Portfolio
  (Class E) (5)(8)(10)(15)(22).............       0.00           1.14
MFS Research International
  Portfolio (5)(8)(22).....................       0.00           1.06
Janus Aggressive Growth
  Portfolio (5)(8)(17)(22).................       0.00           0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(8)(10)(22).................       0.00           0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(16)(22)....................       0.00           0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(8)(10)(22)........................       0.00           1.18
RCM Global Technology
  Portfolio (5)(8)(26).....................       0.00           0.91


                                                                                C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                  A          B          OTHER        TOTAL EXPENSES
for fiscal year ending December 31, 2004            MANAGEMENT   12b-1   EXPENSES BEFORE   BEFORE WAIVER/
(as a percentage of average net assets) (8)(9)(10)     FEES      FEES     REIMBURSEMENT    REIMBURSEMENT
---------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...              0.29      0.25         0.02              0.56
American Funds Growth Portfolio...                     0.35      0.25         0.01              0.61
American Funds Global Small Capitalization
  Portfolio.................                           0.77      0.25         0.04              1.06

                                                                       D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                    E        TOTAL EXPENSES
for fiscal year ending December 31, 2004               WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)(9)(10)  REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...                0.00           0.56
American Funds Growth Portfolio...                       0.00           0.61
American Funds Global Small Capitalization
  Portfolio.................                             0.00           1.06


 (8) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.


(9) CERTAIN METROPOLITAN FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION. THE TABLES DO NOT REFLECT ANY VOLUNTARY WAIVER OF INVESTMENT FEES FOR ANY OF THE PORTFOLIOS. SEE THE SAI FOR MORE INFORMATION.


                                 FFA- 10

(10) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


(11) "TOTAL EXPENSES" REFLECT AN INDIRECT FEE AND FEES BEFORE WAIVERS. INDIRECT FEES RESULT FROM THE PORTFOLIO'S OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY AND FEE WAIVERS WOULD BE 1.15% FOR CALVERT SOCIAL MID CAP GROWTH.


(12) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(13) THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B -1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR OR FIDELITY DISTRIBUTORS CORP. PAYS METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.

(14) ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, GROWTH AND OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION.

(15) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(16) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(17) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

(18) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.

(19) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.

(20) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.

(21) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE ASSETS OF THE FIDELITY VIP ASSET MANAGER PORTFOLIO OF THE FIDELITY VIP FUNDS WERE TRANSFERRED INTO THE MFS TOTAL RETURN PORTFOLIO OF THE METROPOLITAN FUND. THE FIDELITY VIP ASSET MANAGER PORTFOLIO IS NO LONGER AVAILABLE UNDER THE DEFERRED OR INCOME ANNUITIES. AT THAT TIME, CLASS A SHARES OF THE MFS TOTAL RETURN PORTFOLIO WERE ISSUED IN SUBSTITUTION FOR THE FIDELITY VIP ASSET MANAGER PORTFOLIO ASSETS THAT WERE TRANSFERRED.


(22) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.04
JANUS AGGRESSIVE GROWTH PORTFOLIO                                0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.05
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.02
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.12
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                           0.07



(23) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:



           PRIOR PORTFOLIO NAME                         NEW PORTFOLIO NAME
           --------------------                         ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH
  PORTFOLIO                                 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO      BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME
  PORTFOLIO                                 BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO                                 BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO                                 BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH      BLACKROCK LEGACY LARGE CAP GROWTH
  PORTFOLIO                                 PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO                                 BLACKROCK LARGE CAP VALUE PORTFOLIO


                                        FFA- 11

(24) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.



(25) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



(26) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



(27) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THESE PORTFOLIOS WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2005. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIOS' EXPENSES THROUGH DECEMBER 31, 2005. THE TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT FOR UNDERLYING PORTFOLIOS INCLUDES THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS (AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS. THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS
     ARE: 1.00% FOR THE METLIFE CONSERVATION ALLOCATION PORTFOLIO, 0.85% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 0.85% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 0.88% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 1.04% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF INVESTING IN THE PORTFOLIOS. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.


EXAMPLES

The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $865         $1,159         $1,442         $2,451
Minimum...................................................      $783         $  896         $  985         $1,507


                                 FFA- 12

EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract Year;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $795         $1,109         $1,426         $2,451
Minimum...................................................      $713         $  854         $  985         $1,507


EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $216         $666          $1,142         $2,451
Minimum....................................................      $127         $396          $  685         $1,507


                                        FFA- 13

TABLE OF EXPENSES -- FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................      None
  Separate Account Early Withdrawal Charge (as a percentage
     of each purchase payment funding the withdrawal during
     the pay-in phase)......................................      None
  Exchange Fee..............................................      None
  Surrender Fee.............................................      None
  Account Reduction Loan Initiation Fee.....................    $75(1)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................    $50(1)
  Transfer Fee..............................................      None

(1) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN
    MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH
    QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE
    FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (2).........................................................................     None
Separate Account Charge (as a percentage of your average account value) (3)
  General Administrative Expenses Charge........................................................     .20%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Charge.........................  Current and Maximum Guaranteed Charge:     .95%

(2) A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN
    CIRCUMSTANCES.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT
    CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE
    INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE
    ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES
    AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR
    THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME
    ANNUITIES.
--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, BlackRock Legacy Large Cap Growth, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation and Harris Oakmark International Portfolios which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, the Fidelity VIP Funds and the American Funds fees and expenses are contained in their respective prospectuses.



                                                      MINIMUM    MAXIMUM
                                                      -------    -------
Total Annual Metropolitan Fund, Met Investors
  Fund, Calvert Fund, Fidelity VIP Funds and
  American Funds Operating Expenses for the fiscal
  year ending December 31, 2004 (expenses that are
  deducted from these Funds' assets include
  management fees, distribution fees (12b-1 fees)
  and other expenses).............................     0.30%      1.18%
After Waiver and/or Reimbursement of
  Expenses (4)(5)(6)..............................     0.29%      1.18%



(4) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS E)                    1.10
MFS INVESTORS TRUST PORTFOLIO                                    1.00
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10


                                 FFA- 14

     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2006. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



     METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS
     INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2006 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                                        -----------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                   0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                  0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                    0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
BLACKROCK BOND INCOME PORTFOLIO                                0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                               AND LESS THAN $2 BILLION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                      0.015% ON THE FIRST $50 MILLION OF ASSETS



     THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE
     INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.



 (5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), .90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), .90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND .90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MSF RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FEE REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.


 (6) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
     ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.

METROPOLITAN FUND ANNUAL EXPENSES
                                                                             C             A+B+C=D
                                                    A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004 (8)    MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)            FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...........................            0.55         0.00         0.09             0.64
BlackRock Bond Income
  Portfolio (4)(7)(10)(22)............            0.40         0.00         0.06             0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (4).......................            0.25         0.00         0.07             0.32
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............            0.65         0.00         0.12             0.77
BlackRock Diversified Portfolio (7)(22)...        0.44         0.00         0.06             0.50
MFS Total Return Portfolio (20).......            0.50         0.00         0.14             0.64
BlackRock Large Cap Value Portfolio (Class
  E) (4)(7)(9)(22)....................            0.70         0.15         0.23             1.08
Davis Venture Value Portfolio (7).....            0.72         0.00         0.06             0.78
FI Value Leaders Portfolio (Class
  E) (7)(9)...........................            0.66         0.15         0.08             0.89
Harris Oakmark Large Cap Value
  Portfolio (7).......................            0.73         0.00         0.06             0.79
Harris Oakmark Focused Value
  Portfolio (7).......................            0.73         0.00         0.05             0.78
Neuberger Berman Mid Cap Value
  Portfolio (7).......................            0.68         0.00         0.08             0.76

METROPOLITAN FUND ANNUAL EXPENSES
                                                                 D-E=F
                                                    E        TOTAL EXPENSES
for fiscal year ending December 31, 2004 (8)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...........................             0.00           0.64
BlackRock Bond Income
  Portfolio (4)(7)(10)(22)............             0.00           0.46
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (4).......................             0.00           0.31
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............             0.00           0.77
BlackRock Diversified Portfolio (7)(22)...         0.00           0.50
MFS Total Return Portfolio (20).......             0.00           0.64
BlackRock Large Cap Value Portfolio (Class
  E) (4)(7)(9)(22)....................             0.00           1.08
Davis Venture Value Portfolio (7).....             0.00           0.78
FI Value Leaders Portfolio (Class
  E) (7)(9)...........................             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (7).......................             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (7).......................             0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio (7).......................             0.00           0.76


                                        FFA- 15

METROPOLITAN FUND ANNUAL EXPENSES
                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004 (8)           MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
BlackRock Investment Trust Portfolio (7)(22)...          0.49         0.00        0.05              0.54
MetLife Stock Index Portfolio (4)...                     0.25         0.00        0.05              0.30
MFS Investors Trust Portfolio (4)(17)...                 0.75         0.00        0.22              0.97
BlackRock Strategic Value Portfolio (7)(22)...           0.83         0.00        0.06              0.89
FI Mid Cap Opportunities Portfolio (7)(18)...            0.68         0.00        0.07              0.75
MetLife Mid Cap Stock Index Portfolio (4)...             0.25         0.00        0.10              0.35
FI International Stock Portfolio (7)(19)...              0.86         0.00        0.22              1.08
Morgan Stanley EAFE(R) Index Portfolio (4)...            0.30         0.00        0.29              0.59
Oppenheimer Global Equity Portfolio (7)(24)...           0.62         0.00        0.19              0.81
BlackRock Legacy Large Cap Growth Portfolio (Class
  E) (7)(9)(22).....                                     0.74         0.15        0.06              0.95
Jennison Growth Portfolio (7)(23)...                     0.65         0.00        0.06              0.71
T. Rowe Price Large Cap Growth Portfolio (4)(7)...       0.62         0.00        0.12              0.74
Loomis Sayles Small Cap Portfolio (4)(7)...              0.90         0.00        0.08              0.98
Russell 2000(R) Index Portfolio (4)...                   0.25         0.00        0.12              0.37
BlackRock Aggressive Growth Portfolio (7)(22)...         0.73         0.00        0.06              0.79
Franklin Templeton Small Cap Growth
  Portfolio (4)(7)...                                    0.90         0.00        0.25              1.15
T. Rowe Price Small Cap Growth Portfolio (7)...          0.52         0.00        0.08              0.60

METROPOLITAN FUND ANNUAL EXPENSES
                                                                        D-E=F
                                                           E        TOTAL EXPENSES
for fiscal year ending December 31, 2004 (8)            WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
BlackRock Investment Trust Portfolio (7)(22)...          0.00            0.54
MetLife Stock Index Portfolio (4)...                     0.01            0.29
MFS Investors Trust Portfolio (4)(17)...                 0.00            0.97
BlackRock Strategic Value Portfolio (7)(22)...           0.00            0.89
FI Mid Cap Opportunities Portfolio (7)(18)...            0.00            0.75
MetLife Mid Cap Stock Index Portfolio (4)...             0.01            0.34
FI International Stock Portfolio (7)(19)...              0.00            1.08
Morgan Stanley EAFE(R) Index Portfolio (4)...            0.01            0.58
Oppenheimer Global Equity Portfolio (7)(24)...           0.00            0.81
BlackRock Legacy Large Cap Growth Portfolio (Class
  E) (7)(9)(22).....                                     0.00            0.95
Jennison Growth Portfolio (7)(23)...                     0.00            0.71
T. Rowe Price Large Cap Growth Portfolio (4)(7)...       0.00            0.74
Loomis Sayles Small Cap Portfolio (4)(7)...              0.05            0.93
Russell 2000(R) Index Portfolio (4)...                   0.01            0.36
BlackRock Aggressive Growth Portfolio (7)(22)...         0.00            0.79
Franklin Templeton Small Cap Growth
  Portfolio (4)(7)...                                    0.00            1.15
T. Rowe Price Small Cap Growth Portfolio (7)...          0.00            0.60



                                                           C             A+B+C=D
                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
                                MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS        FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (4)(26)...........     0.10      0.00         0.25             0.35
MetLife Conservative to
  Moderate Allocation
  Portfolio (4)(26)...........     0.10      0.00         0.08             0.18
MetLife Moderate Allocation
  Portfolio (4)(26)...........     0.10      0.00         0.05             0.15
MetLife Moderate to Aggressive
  Allocation
  Portfolio (4)(26)...........     0.10      0.00         0.06             0.16
MetLife Aggressive Allocation
  Portfolio (4)(26)...........     0.10      0.00         0.19             0.29


                                                                                                   TOTAL EXPENSES FOR
                                                          D-E=F             TOTAL EXPENSES         THE PORTFOLIO AND
                                        E            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS       REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative
  Allocation
  Portfolio (4)(26)...........        0.25                0.10                   0.65                     0.75
MetLife Conservative to
  Moderate Allocation
  Portfolio (4)(26)...........        0.08                0.10                   0.67                     0.77
MetLife Moderate Allocation
  Portfolio (4)(26)...........        0.05                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio (4)(26)...........        0.06                0.10                   0.72                     0.82
MetLife Aggressive Allocation
  Portfolio (4)(26)...........        0.19                0.10                   0.74                     0.84


CALVERT FUND ANNUAL EXPENSES
                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (6)........      0.70             0.21              0.91
Calvert Social Mid Cap Growth
  Portfolio (6)(11)..........................      0.90             0.27              1.17

CALVERT FUND ANNUAL EXPENSES
                                                                  C-D=E
                                                              TOTAL EXPENSES
for fiscal year ending December 31, 2004             D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio (6)........      0.00            0.91
Calvert Social Mid Cap Growth
  Portfolio (6)(11)..........................      0.00            1.17


                                 FFA- 16

FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES
                                                                         B              A+B=C
                                                        A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004            MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (12)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio.....              0.20             0.09              0.29
Fidelity VIP Investment Grade Bond Portfolio...       0.43             0.13              0.56
Fidelity VIP Equity-Income Portfolio (13)...          0.47             0.11              0.58
Fidelity VIP Overseas Portfolio (13)....              0.72             0.19              0.91
Fidelity VIP Growth Portfolio (13)......              0.58             0.10              0.68

FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES
                                                                     C-D=E
                                                                 TOTAL EXPENSES
for fiscal year ending December 31, 2004                D            AFTER
(as a percentage of average net assets) (12)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Money Market Portfolio.....              0.00            0.29
Fidelity VIP Investment Grade Bond Portfolio...       0.00            0.56
Fidelity VIP Equity-Income Portfolio (13)...          0.00            0.58
Fidelity VIP Overseas Portfolio (13)....              0.00            0.91
Fidelity VIP Growth Portfolio (13)......              0.00            0.68


MET INVESTORS FUND ANNUAL EXPENSES
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio...............     0.50      0.00        0.07              0.57
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10).....................     0.52      0.00        0.06              0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)......................     0.70      0.15        0.06              0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(21)..................     0.73      0.15        0.10              0.98
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(14)(21)..............     0.84      0.15        0.15              1.14
MFS Research International
  Portfolio (5)(7)(21).....................     0.77      0.00        0.29              1.06
Janus Aggressive Growth Portfolio
  (5)(7)(16)(21)...........................     0.68      0.00        0.14              0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(7)(9)(21)..................     0.60      0.15        0.10              0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(15)(21)....................     0.75      0.00        0.15              0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(7)(9)(21).........................     0.90      0.15        0.13              1.18
RCM Global Technology
  Portfolio (5)(7)(25).....................     0.90      0.00        0.01              0.91

MET INVESTORS FUND ANNUAL EXPENSES
                                                                D-E=F
                                                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2004        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio...............      0.00            0.57
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10).....................      0.00            0.58
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)......................      0.00            0.91
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(21)..................      0.00            0.98
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(14)(21)..............      0.00            1.14
MFS Research International
  Portfolio (5)(7)(21).....................      0.00            1.06
Janus Aggressive Growth Portfolio
  (5)(7)(16)(21)...........................      0.00            0.82
Oppenheimer Capital Appreciation Portfolio
  (Class E) (5)(7)(9)(21)..................      0.00            0.85
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(15)(21)....................      0.00            0.90
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(7)(9)(21).........................      0.00            1.18
RCM Global Technology
  Portfolio (5)(7)(25).....................      0.00            0.91


AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
                                                                              C             A+B+C=D
                                                       A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2004           MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...             0.29      0.25         0.02             0.56
American Funds Growth Portfolio......                 0.35      0.25         0.01             0.61
American Funds Global Small Capitalization
  Portfolio..........................                 0.77      0.25         0.04             1.06

AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
                                                                      D-E=F
                                                         E        TOTAL EXPENSES
for fiscal year ending December 31, 2004              WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)(9)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...               0.00           0.56
American Funds Growth Portfolio......                   0.00           0.61
American Funds Global Small Capitalization
  Portfolio..........................                   0.00           1.06


 (7) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.


 (8) CERTAIN METROPOLITAN FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION. THE TABLES DO NOT REFLECT ANY VOLUNTARY WAIVER OF INVESTMENT FEES FOR ANY OF THE PORTFOLIOS. SEE THE SAI FOR MORE INFORMATION.


 (9) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(10) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

                                        FFA- 17

(11) "TOTAL EXPENSES" REFLECT AN INDIRECT FEE AND FEES BEFORE WAIVERS. INDIRECT FEES RESULT FROM THE PORTFOLIO'S OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY AND FEE WAIVERS WOULD BE 1.15% FOR CALVERT SOCIAL MID CAP GROWTH.


(12) THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B-1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR OR FIDELITY DISTRIBUTORS CORP. PAYS METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.

(13) ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, GROWTH AND OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, BECAUSE THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION.

(14) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(15) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(16) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

(17) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.

(18) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.

(19) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.

(20) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE ASSETS OF THE FIDELITY VIP ASSET MANAGER PORTFOLIO OF THE FIDELITY VIP FUNDS WERE TRANSFERRED INTO THE MFS TOTAL RETURN PORTFOLIO OF THE METROPOLITAN FUND. THE FIDELITY VIP ASSET MANAGER PORTFOLIO IS NO LONGER AVAILABLE UNDER THE DEFERRED OR INCOME ANNUITIES. AT THAT TIME, CLASS A SHARES OF THE MFS TOTAL RETURN PORTFOLIO WERE ISSUED IN SUBSTITUTION FOR THE FIDELITY VIP ASSET MANAGER PORTFOLIO ASSETS THAT WERE TRANSFERRED.


(21) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.04
JANUS AGGRESSIVE GROWTH PORTFOLIO                                0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.05
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.02
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.12
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO                           0.07



(22) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:



           PRIOR PORTFOLIO NAME                         NEW PORTFOLIO NAME
           --------------------                         ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH
  PORTFOLIO                                 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO      BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME
  PORTFOLIO                                 BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO                                 BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO                                 BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH      BLACKROCK LEGACY LARGE CAP GROWTH
  PORTFOLIO                                 PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO                                 BLACKROCK LARGE CAP VALUE PORTFOLIO



(23) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.



(24) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



(25) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.


                                 FFA- 18

(26) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THESE PORTFOLIOS WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2005. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIOS' EXPENSES THROUGH DECEMBER 31, 2005. THE TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT FOR UNDERLYING PORTFOLIOS INCLUDES THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS (AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS. THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF THE DATE OF THIS PROSPECTUS
     ARE: 1.00% FOR THE METLIFE CONSERVATION ALLOCATION PORTFOLIO, 0.85% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 0.85% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 0.88% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 1.04% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF INVESTING IN THE PORTFOLIOS. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.


EXAMPLE




The example is intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).



EXAMPLE This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you surrender your Deferred Annuity or do not surrender your Deferred Annuity or you annuitize (elect a payout option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) (no early withdrawal charges are deducted).


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $865         $1,159         $1,442         $2,452
Minimum...................................................      $783         $  896         $  985         $1,507


                                        FFA- 19

 ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES

(For an accumulation unit outstanding throughout the period)



    These tables and bar charts show fluctuations in the Accumulation Unit Values for Enhanced Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES (a)    YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division (f)..... 2004      $16.58            $16.92            94
                                                   2003       16.46             16.58            87
                                                   2002       15.40             16.46            92
                                                   2001       14.56             15.40             7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


BlackRock Bond Income Division (c)................ 2004       45.73             47.31           300
                                                   2003       43.61             45.73           282
                                                   2002       40.68             43.61           334
                                                   2001       37.87             40.68           413
                                                   2000       34.38             37.87           348
                                                   1999       35.52             34.38           393
                                                   1998       32.77             35.52           387
                                                   1997       30.13             32.77           314
                                                   1996       29.36             30.13           272
                                                   1995       24.79             29.36           213


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                 FFA- 20

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Fidelity Investment Grade Bond Division........... 2004      $22.17            $22.93           470
                                                   2003       21.36             22.17           478
                                                   2002       19.54             21.36           498
                                                   2001       18.19             19.54           497
                                                   2000       16.51             18.19           371
                                                   1999       16.84             16.51           356
                                                   1998       15.62             16.84           339
                                                   1997       14.46             15.62           235
                                                   1996       14.15             14.46           165
                                                   1995       12.17             14.15            89


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Lehman Brothers(R) Aggregate Bond Index Division
  (g)............................................. 2004       13.02             13.43           869
                                                   2003       12.69             13.02           663
                                                   2002       11.62             12.69           547
                                                   2001       10.92             11.62           628
                                                   2000        9.89             10.92           180
                                                   1999       10.12              9.89            99
                                                   1998       10.00             10.12             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


PIMCO Total Return Division (f)................... 2004       11.88             12.38           569
                                                   2003       11.47             11.88           349
                                                   2002       10.57             11.47           283
                                                   2001       10.00             10.57            53

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 21

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Opportunities
  Division (f).................................... 2004      $20.06            $21.19            89
                                                   2003       17.99             20.06            50
                                                   2002       16.56             17.99            22
                                                   2001       15.65             16.56             1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (e)(h)........ 2004       12.83             13.78           191
                                                   2003       10.84             12.83           147
                                                   2002       10.80             10.84           155
                                                   2001       11.05             10.80           196
                                                   2000       11.26             11.05           156
                                                   1999        9.65             11.26           148
                                                   1998       10.53              9.65            89
                                                   1997       10.00             10.53            49


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value

BlackRock Diversified Division.................... 2004       40.55             43.58           703
                                                   2003       33.95             40.55           610
                                                   2002       39.79             33.95           802
                                                   2001       42.89             39.79         1,092
                                                   2000       42.85             42.89           918
                                                   1999       39.79             42.85           902
                                                   1998       33.57             39.79           710
                                                   1997       28.11             33.57           515
                                                   1996       24.78             28.11           365
                                                   1995       19.69             24.78           333


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 22

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Calvert Social Balanced Division.................. 2004      $23.67            $25.38            267
                                                   2003       20.02             23.67            304
                                                   2002       23.01             20.02            319
                                                   2001       24.97             23.01            356
                                                   2000       26.02             24.97            299
                                                   1999       23.40             26.02            286
                                                   1998       20.32             23.40            250
                                                   1997       17.08             20.32            225
                                                   1996       15.31             17.08            179
                                                   1995       11.91             15.31            129


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value

MFS Total Return Division (d)..................... 2004       33.31             36.39            840


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Neuberger Berman Real Estate Division (d)......... 2004       10.00             12.89             22


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


American Funds Growth -- Income Division (f)...... 2004       98.30            107.48            105
                                                   2003       74.94             98.30             71
                                                   2002       92.64             74.94             41
                                                   2001       91.20             92.64              6

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 23

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Division (i)............ 2004      $10.66            $11.97             35
                                                   2003        7.95             10.66             17
                                                   2002       10.00              7.95              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Davis Venture Value Division (b).................. 2004       29.64             32.99            172
                                                   2003       22.86             29.64            120
                                                   2002       27.60             22.86             95
                                                   2001       31.36             27.60             54
                                                   2000       30.70             31.36              7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


FI Value Leaders Division (i)..................... 2004       24.60             27.67              8
                                                   2003       19.59             24.60              3
                                                   2002       23.69             19.59              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Fidelity Equity-Income Division................... 2004       38.08             42.08          1,890
                                                   2003       29.50             38.08          2,011
                                                   2002       35.86             29.50          2,137
                                                   2001       38.09             35.86          2,545
                                                   2000       35.46             38.09          2,428
                                                   1999       33.67             35.46          2,717
                                                   1998       30.45             33.67          2,790
                                                   1997       23.99             30.45          2,476
                                                   1996       21.19             23.99          1,775
                                                   1995       15.84             21.19          1,200


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 24

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Harris Oakmark Large Cap Value Division (g)....... 2004      $12.37            $13.65            653
                                                   2003        9.95             12.37            519
                                                   2002       11.70              9.95            521
                                                   2001        9.98             11.70            459
                                                   2000        8.96              9.98            100
                                                   1999        9.72              8.96             54
                                                   1998       10.00              9.72              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (f)......... 2004       32.63             35.54            253
                                                   2003       24.83             32.63            203
                                                   2002       27.50             24.83            186
                                                   2001       21.87             27.50             65

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Neuberger Berman Mid Cap Value Division (g)....... 2004       18.57             22.61            552
                                                   2003       13.73             18.57            388
                                                   2002       15.34             13.73            355
                                                   2001       15.88             15.34            353
                                                   2000       12.50             15.88            242
                                                   1999       10.73             12.50             61
                                                   1998       10.00             10.73              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 25

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
BlackRock Investment Trust Division............... 2004      $64.50            $70.82            690
                                                   2003       49.99             64.50            562
                                                   2002       68.31             49.99            763
                                                   2001       83.10             68.31            969
                                                   2000       89.41             83.10            880
                                                   1999       76.19             89.41            892
                                                   1998       60.00             76.19            803
                                                   1997       47.19             60.00            656
                                                   1996       38.99             47.19            436
                                                   1995       29.57             38.99            324


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MetLife Stock Index Division...................... 2004       37.72             41.30          3,649
                                                   2003       29.70             37.72          3,139
                                                   2002       38.60             29.70          3,578
                                                   2001       44.36             38.60          4,277
                                                   2000       49.39             44.36          3,740
                                                   1999       41.28             49.39          3,697
                                                   1998       32.50             41.28          3,077
                                                   1997       24.83             32.50          2,504
                                                   1996       20.44             24.83          1,648
                                                   1995       15.07             20.44          1,062


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MFS Investors Trust Division (f).................. 2004        8.03              8.86             29
                                                   2003        6.65              8.03             19
                                                   2002        8.42              6.65             11
                                                   2001       10.11              8.42              3

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 26

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
BlackRock Strategic Value Division (b)............ 2004      $ 16.34          $ 18.67            603
                                                   2003        10.98            16.34            480
                                                   2002        14.09            10.98            483
                                                   2001        12.27            14.09            251
                                                   2000        10.00            12.27             20

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


FI Mid Cap Opportunities Division (e)(m).......... 2004        15.14            17.57          2,618
                                                   2003        11.36            15.14          2,447
                                                   2002        16.14            11.36          2,738
                                                   2001        26.00            16.14          3,246
                                                   2000        38.18            26.00          2,844
                                                   1999        17.29            38.18          1,964
                                                   1998        12.72            17.29            523
                                                   1997        10.00            12.72            167


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (i).......... 2004        12.19            13.82             30
                                                   2003         9.74            12.19              9
                                                   2002        11.43             9.74              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (b).......... 2004        11.73            13.49            488
                                                   2003         8.78            11.73            483
                                                   2002        10.41             8.78            338
                                                   2001        10.64            10.41            219
                                                   2000        10.00            10.64             72

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 27

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


FI International Stock Division................... 2004      $ 13.76          $ 16.11            629
                                                   2003        10.85            13.76            567
                                                   2002        13.28            10.85            712
                                                   2001        16.88            13.28            848
                                                   2000        18.96            16.88            777
                                                   1999        16.43            18.96            818
                                                   1998        13.54            16.43            837
                                                   1997        13.99            13.54            853
                                                   1996        14.38            13.99            868
                                                   1995        14.40            14.38            814


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Fidelity Overseas Division........................ 2004        19.68            22.15            687
                                                   2003        13.85            19.68            684
                                                   2002        17.54            13.85            757
                                                   2001        22.47            17.54            894
                                                   2000        28.04            22.47            867
                                                   1999        19.85            28.04            724
                                                   1998        17.77            19.85            656
                                                   1997        16.08            17.77            647
                                                   1996        14.34            16.08            397
                                                   1995        13.20            14.34            197


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Harris Oakmark International Division (i)......... 2004        11.90            14.23             91
                                                   2003         8.89            11.90             17
                                                   2002        10.63             8.89              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 28

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


MFS Research International Division (f)........... 2004      $ 10.04          $ 11.91             74
                                                   2003         7.67            10.04             30
                                                   2002         8.75             7.67             14
                                                   2001        10.00             8.75              5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (g)......... 2004         9.88            11.71            745
                                                   2003         7.25             9.88            635
                                                   2002         8.77             7.25            514
                                                   2001        11.32             8.77            494
                                                   2000        13.36            11.32            194
                                                   1999        10.80            13.36             80
                                                   1998        10.00            10.80              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Oppenheimer Global Equity Division (e)............ 2004        13.49            15.56            500
                                                   2003        10.44            13.49            440
                                                   2002        12.55            10.44            497
                                                   2001        15.10            12.55            602
                                                   2000        15.49            15.10            481
                                                   1999        12.49            15.49            361
                                                   1998        10.88            12.49            256
                                                   1997        10.00            10.88            120


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


American Funds Growth Division (f)................ 2004       126.32           140.77             91
                                                   2003        93.21           126.32             60
                                                   2002       124.56            93.21             36
                                                   2001       153.64           124.56              7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 29

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


BlackRock Legacy Large Cap Growth Division (d).... 2004      $ 10.08          $ 11.08              4


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Fidelity Growth Division.......................... 2004        36.13            36.99          2,393
                                                   2003        27.45            36.13          2,568
                                                   2002        39.65            27.45          2,699
                                                   2001        48.61            39.65          3,191
                                                   2000        55.12            48.61          3,041
                                                   1999        40.49            55.12          2,921
                                                   1998        29.30            40.49          2,484
                                                   1997        23.95            29.30          2,249
                                                   1996        21.08            23.95          1,757
                                                   1995        15.72            21.08          1,218


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Janus Aggressive Growth Division (f)(k)........... 2004         6.88             7.42            112
                                                   2003         5.34             6.88             63
                                                   2002         7.77             5.34             48
                                                   2001        10.00             7.77             34

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Met/Putnam Voyager Division (b)(l)................ 2004         4.37             4.54            209
                                                   2003         3.50             4.37            103
                                                   2002         4.97             3.50            141
                                                   2001         7.25             4.97            103
                                                   2000         9.82             7.25             23

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 30

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


T. Rowe Price Large Cap Growth Division (g)....... 2004      $ 11.56          $ 12.58            473
                                                   2003         8.92            11.56            379
                                                   2002        11.73             8.92            373
                                                   2001        13.14            11.73            458
                                                   2000        13.33            13.14            286
                                                   1999        11.01            13.33             71
                                                   1998        10.00            11.01              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Loomis Sayles Small Cap Division (b).............. 2004        24.70            28.47             62
                                                   2003        18.27            24.70             66
                                                   2002        23.52            18.27             44
                                                   2001        26.04            23.52             29
                                                   2000        26.26            26.04              9

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Russell 2000(R) Index Division (g)................ 2004        13.90            16.22            862
                                                   2003         9.61            13.90            617
                                                   2002        12.19             9.61            511
                                                   2001        12.20            12.19            521
                                                   2000        12.81            12.20            285
                                                   1999        10.53            12.81            130
                                                   1998        10.00            10.53              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value



                                        FFA- 31

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth Division.............. 2004      $ 38.45          $ 43.03          1,204
                                                   2003        27.57            38.45          1,082
                                                   2002        39.05            27.57          1,358
                                                   2001        51.71            39.05          1,667
                                                   2000        56.52            51.71          1,542
                                                   1999        42.82            56.52          1,462
                                                   1998        38.02            42.82          1,533
                                                   1997        35.98            38.02          1,572
                                                   1996        33.72            35.98          1,396
                                                   1995        26.29            33.72            997


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Calvert Social Mid Cap Growth Division............ 2004        25.00            27.07            201
                                                   2003        19.16            25.00            252
                                                   2002        26.95            19.16            245
                                                   2001        30.98            26.95            284
                                                   2000        28.04            30.98            234
                                                   1999        26.46            28.04            143
                                                   1998        20.58            26.46            127
                                                   1997        16.81            20.58             80
                                                   1996        15.80            16.81             57
                                                   1995        11.43            15.80             18


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division (f)......... 2004         6.36             7.45            255
                                                   2003         4.68             6.36            126
                                                   2002         8.44             4.68             50
                                                   2001        10.00             8.44             12

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 32

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Franklin Templeton Small Cap Growth Division
  (f)............................................. 2004      $  9.06          $ 10.00             54
                                                   2003         6.31             9.06             52
                                                   2002         8.82             6.31             22
                                                   2001        10.00             8.82             10

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (i)............. 2004        11.77            12.42             19
                                                   2003         8.54            11.77             14
                                                   2002        11.27             8.54              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (e)....... 2004        12.60            13.86          1,067
                                                   2003         9.03            12.60            981
                                                   2002        12.43             9.03          1,033
                                                   2001        13.79            12.43          1,174
                                                   2000        15.32            13.79            959
                                                   1999        12.08            15.32            663
                                                   1998        11.79            12.08            657
                                                   1997        10.00            11.79            279


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division (f).................................... 2004        16.80            20.12            206
                                                   2003        11.05            16.80            108
                                                   2002        13.78            11.05             25
                                                   2001        15.96            13.78              7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 33

 ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES (CONTINUED)
(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


RCM Global Technology Division (f)................ 2004      $  5.71          $  5.41            137
                                                   2003         3.65             5.71            208
                                                   2002         7.46             3.65             28
                                                   2001        10.00             7.46             11

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 34

(For an accumulation unit outstanding throughout the period)

----------------------------------------

(a)Not all investment divisions are offered under the various Enhanced Deferred Annuities.
(b)Inception Date: July 5, 2000.
(c)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.

(d)Inception Date: May 1, 2004.

(e)Inception Date: March 3, 1997.
(f)Inception Date: May 1, 2001.
(g)Inception Date: November 9, 1998.
(h)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(i)Inception Date: May 1, 2002.
(k)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.

(l)The assets in this investment division merged into the Jennison Growth Division prior to the opening of business on May 2, 2005. This investment division is no longer available.


(m)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004, is that of the Janus Mid Cap Division.


                                 FFA- 34

 FINANCIAL FREEDOM DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)

These tables and bar charts show fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements, or other reports (such as the annual report).


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fidelity Money Market Division................... 2004      $ 15.18          $ 15.22            621
                                                  2003        15.17            15.18            760
                                                  2002        15.06            15.17            887
                                                  2001        14.59            15.06          1,117
                                                  2000        13.86            14.59          1,119
                                                  1999        12.62            13.86            761
                                                  1998        12.24            12.62            148
                                                  1997        11.85            12.24             81
                                                  1996        11.46            11.85            101
                                                  1995        11.02            11.46             41


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division (f).... 2004        16.58            16.92             84
                                                  2003        16.46            16.58             53
                                                  2002        15.40            16.46             40
                                                  2001        14.56            15.40             19

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                        FFA- 35

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


BlackRock Bond Income Division (a)(b)............ 2004      $ 45.73          $ 47.31             56

                                                  2003        43.61            45.73             56

                                                  2002        40.64            43.61             69

                                                  2001        37.87            40.64             52

                                                  2000        34.38            37.87             22

                                                  1999        35.52            34.38             20

                                                  1998        32.77            35.52             24

                                                  1997        30.13            32.77              5

                                                  1996        29.36            30.13              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Fidelity Investment Grade Bond Division.......... 2004        22.17            22.93            334

                                                  2003        21.36            22.17            430

                                                  2002        19.54            21.36            414

                                                  2001        18.19            19.54            399

                                                  2000        16.51            18.19            245

                                                  1999        16.84            16.51            218

                                                  1998        15.62            16.84            218

                                                  1997        14.46            15.62            170

                                                  1996        14.15            14.46            133

                                                  1995        12.17            14.15            115


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Lehman Brothers(R) Aggregate Bond Index Division
  (d)............................................ 2004        13.02            13.43            180

                                                  2003        12.69            13.02            152

                                                  2002        11.62            12.69            131

                                                  2001        10.92            11.62             82

                                                  2000         9.89            10.92             26

                                                  1999        10.12             9.89              3

                                                  1998        10.00            10.12              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                 FFA- 36

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


PIMCO Total Return Division (f).................. 2004      $ 11.88          $ 12.38            315

                                                  2003        11.47            11.88            199

                                                  2002        10.57            11.47             11

                                                  2001        10.00            10.57             14


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (f)................................... 2004        20.06            21.19             82

                                                  2003        17.99            20.06             31

                                                  2002        16.56            17.99              6

                                                  2001        15.65            16.56              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (c)(g)....... 2004        12.83            13.78            132

                                                  2003        10.84            12.83             84

                                                  2002        10.80            10.84             80

                                                  2001        11.05            10.80             65

                                                  2000        11.26            11.05             53

                                                  1999         9.65            11.26             50

                                                  1998        10.53             9.65             37

                                                  1997        10.00            10.53              8


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


BlackRock Diversified Division (a)............... 2004        40.55            43.58             73

                                                  2003        33.95            40.55             72

                                                  2002        39.79            33.95             70

                                                  2001        42.89            39.79             76

                                                  2000        42.85            42.89             65

                                                  1999        39.79            42.85             59

                                                  1998        33.57            39.79             48

                                                  1997        28.11            33.57             20

                                                  1996        24.78            28.11              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                        FFA- 37

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


Calvert Social Balanced Division................. 2004      $ 23.71          $ 25.42            191

                                                  2003        20.06            23.71            193

                                                  2002        23.05            20.06            178

                                                  2001        25.01            23.05            267

                                                  2000        26.06            25.01            238

                                                  1999        23.44            26.06            222

                                                  1998        20.35            23.44            183

                                                  1997        17.11            20.35            162

                                                  1996        15.34            17.11            120

                                                  1995        11.93            15.34             82


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


MFS Total Return Division (j).................... 2004         0.00            36.39            436


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Neuberger Berman Real Estate Division (j)........ 2004        10.00            12.89             48


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


American Funds Growth -- Income Division (f)..... 2004        98.30           107.48            191

                                                  2003        74.94            98.30             91

                                                  2002        92.64            74.94             27

                                                  2001        91.20            92.64              5


[GRAPHIC OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                 FFA- 38

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


BlackRock Large Cap Value Division (h)........... 2004      $ 10.66          $ 11.97             34

                                                  2003         7.95            10.66              6

                                                  2002        10.00             7.95              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Davis Venture Value Division (e)................. 2004        29.64            32.99            137

                                                  2003        22.86            29.64             70

                                                  2002        27.60            22.86             46

                                                  2001        31.36            27.60             29

                                                  2000        30.70            31.36             11


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


FI Value Leaders Division (h).................... 2004        24.60            27.67             10

                                                  2003        19.59            24.60              4

                                                  2002        23.69            19.59              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Fidelity Equity-Income Division.................. 2004        38.08            42.08            846

                                                  2003        29.50            38.08          1,135

                                                  2002        35.86            29.50          1,124

                                                  2001        38.09            35.86          1,330

                                                  2000        35.46            38.09          1,019

                                                  1999        33.67            35.46          1,036

                                                  1998        30.45            33.67            963

                                                  1997        23.99            30.45            906

                                                  1996        21.19            23.99            659

                                                  1995        15.84            21.19            445


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                        FFA- 39

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


Harris Oakmark Large Cap Value Division (d)...... 2004      $ 12.37          $ 13.65            535

                                                  2003         9.95            12.37            270

                                                  2002        11.70             9.95            136

                                                  2001         9.98            11.70            103

                                                  2000         8.96             9.98             15

                                                  1999         9.72             8.96              6

                                                  1998        10.00             9.72              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (f)........ 2004        32.63            35.54            171

                                                  2003        24.83            32.63             94

                                                  2002        27.50            24.83             49

                                                  2001        21.87            27.50             24


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Neuberger Berman Mid Cap Value Division (d)...... 2004        18.57            22.61            236

                                                  2003        13.73            18.57            131

                                                  2002        15.34            13.73            102

                                                  2001        15.88            15.34            106

                                                  2000        12.50            15.88             55

                                                  1999        10.73            12.50             10

                                                  1998        10.00            10.73              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


BlackRock Investment Trust Division (a).......... 2004        64.50            70.82             64

                                                  2003        49.99            64.50             71

                                                  2002        68.31            49.99             74

                                                  2001        83.10            68.31             79

                                                  2000        89.41            83.10             67

                                                  1999        76.19            89.41             65

                                                  1998        60.00            76.19             56

                                                  1997        47.19            60.00             32

                                                  1996        38.99            47.19              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                 FFA- 40

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


MetLife Stock Index Division..................... 2004      $ 32.17          $ 35.23          1,224

                                                  2003        29.70            32.17          1,368

                                                  2002        32.93            29.70          1,329

                                                  2001        37.84            32.93          1,515

                                                  2000        42.13            37.84          1,251

                                                  1999        35.21            42.13          1,245

                                                  1998        27.72            35.21            942

                                                  1997        21.18            27.72            799

                                                  1996        17.43            21.18            514

                                                  1995        12.86            17.43            310


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


MFS Investors Trust Division (f)................. 2004         8.03             8.86             36

                                                  2003         6.65             8.03              8

                                                  2002         8.42             6.65              3

                                                  2001        10.11             8.42              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


BlackRock Strategic Value Division (e)........... 2004        16.34            18.67            421
                                                  2003        10.98            16.34            279
                                                  2002        14.09            10.98            165
                                                  2001        12.27            14.09            102
                                                  2000        10.00            12.27             19


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                        FFA- 41

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


FI Mid Cap Opportunities Division (c)(l)......... 2004      $ 15.14          $ 17.57          1,159
                                                  2003        11.36            15.14          1,117
                                                  2002        16.14            11.36          1,128
                                                  2001        26.00            16.14          1,304
                                                  2000        38.18            26.00            719
                                                  1999        17.29            38.18            450
                                                  1998        12.72            17.29            140
                                                  1997        10.00            12.72             52


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (h)......... 2004        12.19            13.82             42
                                                  2003         9.74            12.19              9
                                                  2002        11.43             9.74              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (e)......... 2004        11.73            13.49            243
                                                  2003         8.78            11.73            142
                                                  2002        10.41             8.78             88
                                                  2001        10.64            10.41             59
                                                  2000        10.00            10.64             19

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


FI International Stock Division (a).............. 2004        13.76            16.11             75
                                                  2003        10.85            13.76             71
                                                  2002        13.28            10.85             67
                                                  2001        16.88            13.28             52
                                                  2000        18.96            16.88             36
                                                  1999        16.43            18.96             24
                                                  1998        13.54            16.43             22
                                                  1997        13.99            13.54             10
                                                  1996        14.38            13.99              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value



                                 FFA- 42

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


Fidelity Overseas Division....................... 2004      $ 19.68          $ 22.15            477
                                                  2003        13.85            19.68            488
                                                  2002        17.54            13.85            447
                                                  2001        22.47            17.54            577
                                                  2000        28.04            22.47            560
                                                  1999        19.85            28.04            513
                                                  1998        17.77            19.85            486
                                                  1997        16.08            17.77            508
                                                  1996        14.34            16.08            365
                                                  1995        13.20            14.34            259


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Harris Oakmark International Division (h)........ 2004        11.90            14.23             56
                                                  2003         8.89            11.90              9
                                                  2002        10.63             8.89              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


MFS Research International Division (f).......... 2004        10.04            11.91             45
                                                  2003         7.67            10.04             24
                                                  2002         8.75             7.67             15
                                                  2001        10.00             8.75              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (d)........ 2004         9.88            11.71            168
                                                  2003         7.25             9.88            102
                                                  2002         8.77             7.25             78
                                                  2001        11.32             8.77             68
                                                  2000        13.36            11.32             44
                                                  1999        10.80            13.36             11
                                                  1998        10.00            10.80              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                        FFA- 43

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


Oppenheimer Global Equity Division (c)........... 2004      $ 13.49          $ 15.56            293
                                                  2003        10.44            13.49            295
                                                  2002        12.55            10.44            270
                                                  2001        15.10            12.55            316
                                                  2000        15.49            15.10            212
                                                  1999        12.49            15.49            178
                                                  1998        10.88            12.49            146
                                                  1997        10.00            10.88             56


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


American Funds Growth Division (f)............... 2004       126.32           140.77             79
                                                  2003        93.21           126.32             41
                                                  2002       124.56            93.21             30
                                                  2001       153.64           124.56              4

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


BlackRock Legacy Large Cap Growth Division (j)... 2004        10.00            11.08              9


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Fidelity Growth Division......................... 2004        36.13            36.99          1,302

                                                  2003        27.45            36.13          1,534

                                                  2002        39.65            27.45          1,486

                                                  2001        48.61            39.65          1,859

                                                  2000        55.12            48.61          1,636

                                                  1999        40.49            55.12          1,554

                                                  1998        29.30            40.49          1,363

                                                  1997        23.95            29.30          1,317

                                                  1996        21.08            23.95          1,058

                                                  1995        15.72            21.08            762


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value




                                 FFA- 44

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Janus Aggressive Growth Division (f)(i).......... 2004      $  6.88          $  7.42             84

                                                  2003         5.34             6.88             54

                                                  2002         7.77             5.34             26

                                                  2001        10.00             7.77             18


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Met/Putnam Voyager Division (e)(k)............... 2004         4.37             4.54             87

                                                  2003         3.50             4.37             90

                                                  2002         4.97             3.50             58

                                                  2001         7.25             4.97             41

                                                  2000         9.82             7.25             14


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (d)...... 2004        11.56            12.58            156

                                                  2003         8.92            11.56            123

                                                  2002        11.73             8.92             88

                                                  2001        13.14            11.73            115

                                                  2000        13.33            13.14             82

                                                  1999        11.01            13.33             16

                                                  1998        10.00            11.01              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Loomis Sayles Small Cap Division (e)............. 2004        24.70            28.47             34

                                                  2003        18.27            24.70             15

                                                  2002        23.52            18.27             15

                                                  2001        26.04            23.52             11

                                                  2000        26.26            26.04              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value



                                        FFA- 45

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Division (d)............... 2004      $ 13.90          $ 16.22            246

                                                  2003         9.61            13.90            158

                                                  2002        12.19             9.61            162

                                                  2001        12.20            12.19            132

                                                  2000        12.81            12.20             75

                                                  1999        10.53            12.81             30

                                                  1998        10.00            10.53              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


BlackRock Aggressive Growth Division (a)......... 2004        38.45            43.03            106

                                                  2003        27.57            38.45             96

                                                  2002        39.05            27.57             71

                                                  2001        51.71            39.05             67

                                                  2000        56.52            51.71             45

                                                  1999        42.82            56.52             24

                                                  1998        38.02            42.82             22

                                                  1997        35.98            38.02             14

                                                  1996        33.72            35.98              3


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Calvert Social Mid Cap Growth Division........... 2004        25.00            27.07            159

                                                  2003        19.16            25.00            151

                                                  2002        26.95            19.16            144

                                                  2001        30.98            26.95            218

                                                  2000        28.04            30.98            160

                                                  1999        26.46            28.04            145

                                                  1998        20.58            26.46            133

                                                  1997        16.81            20.58            118

                                                  1996        15.80            16.81            108

                                                  1995        11.43            15.80             62


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value



                                 FFA- 46

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


T. Rowe Price Mid-Cap Growth Division (f)........ 2004      $  6.36          $  7.45            171

                                                  2003         4.68             6.36             90

                                                  2002         8.44             4.68             75

                                                  2001        10.00             8.44             28


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division
  (f)............................................ 2004         9.06            10.00             53
                                                  2003         6.31             9.06             32
                                                  2002         8.82             6.31             13
                                                  2001        10.00             8.82              9

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (h)............ 2004        11.77            12.42             11
                                                  2003         8.54            11.77              6
                                                  2002        11.27             8.54              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (c)...... 2004        12.60            13.86            549
                                                  2003         9.03            12.60            629
                                                  2002        12.43             9.03            610
                                                  2001        13.79            12.43            602
                                                  2000        15.32            13.79            425
                                                  1999        12.08            15.32            317
                                                  1998        11.79            12.08            242
                                                  1997        10.00            11.79            108


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                        FFA- 47

(For an accumulation unit outstanding throughout the period)


---------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                       BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                         ACCUMULATION      ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------


American Funds Global Small Capitalization
  Division (f)................................... 2004      $ 16.80          $ 20.12            130
                                                  2003        11.05            16.80             40
                                                  2002        13.78            11.05             18
                                                  2001        15.96            13.78              4

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


RCM Global Technology Division (f)............... 2004         5.71             5.41             61
                                                  2003         3.65             5.71             64
                                                  2002         7.46             3.65              5
                                                  2001        10.00             7.46              5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


----------------------------------------

(a)Inception Date: May 1, 1996.
(b)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(c)Inception Date: March 3, 1997.
(d)Inception Date: November 9, 1998.
(e)Inception Date: July 5, 2000.
(f)Inception Date: May 1, 2001.
(g)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(h)Inception Date: May 1, 2002.
(i)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.

(j)Inception Date: May 1, 2004.


(k)The assets in this investment division merged into the Jennison Growth Division prior to the opening of business on May 2, 2005. This investment division is no longer available.


(l)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004, is that of the Janus Mid Cap Division.


                                 FFA- 48

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve individuals in approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies serve approximately 9 million customers through direct insurance operations in Argentina, Brazil, Chile, China, Hong Kong, India, Indonesia, Mexico, South Korea, Taiwan and Uruguay.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

[SNOOPY AND WOODSTOCK]
                                                                         FFA- 49

VARIABLE ANNUITIES

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, 403(a) and IRA arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
       The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
FFA- 50

AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment option suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of income payment type you choose, your investment choices and the amount of your purchase payment.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAI for each fund is available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If any of the Calvert Fund or Fidelity VIP Funds' Portfolios are available to you, then you will also receive their prospectuses as appropriate. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2, and the following Portfolios: FI Value Leaders, BlackRock Large Cap Value (formerly State Street Research Large Cap Value), Harris Oakmark International, Met/AIM Mid Cap Core Equity, Neuberger Berman Real Estate, BlackRock Legacy Large Cap Growth (formerly State Street Research Large Cap Growth), Oppenheimer Capital Appreciation and Met/AIM Small Cap Growth, which are all Class E.



The MetLife Conservation Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios



While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

                                                                         FFA- 51
instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



Starting with the most conservative Portfolio, the first group of investment choices is listed in the approximate risk relationship among each available Portfolio in the first group, with all those within the same investment style listed in alphabetical order. The second group of investment choices, the asset allocation portfolios, is also listed in order of risk. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


FFA- 52

Fidelity Money Market Portfolio        Seeks a high level of current income
                                       as is consistent with preservation of
                                       capital and liquidity by investing in
                                       money market instruments
Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
Fidelity Investment Grade Bond         Seeks a high level of current income
  Portfolio                            as is consistent with preservation of
                                       capital
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Salomon Brothers Strategic Bond        Seeks to maximize total return
  Opportunities Portfolio              consistent with preservation of
                                       capital
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
Calvert Social Balanced Portfolio      Seeks to achieve a competitive total
                                       return
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Fidelity Equity-Income Portfolio       Seeks reasonable income by investing
                                       primarily in income-producing equity
                                       securities. In choosing these
                                       securities, the fund will also
                                       consider the potential for capital
                                       appreciation. The Portfolio's goal is
                                       to achieve a yield which exceeds the
                                       composite yield on the securities
                                       comprising the S&P 500
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital



The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.


The degree of investment risk you assume will depend on the investment divisions you choose. We have listed the first group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order. The second group of choices, the asset allocation portfolios, is also listed in order of risk.







                                    [SNOOPY READING MENU GRAPHIC]
                                                                         FFA- 53

Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Fidelity Overseas Portfolio            Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
Fidelity Growth Portfolio              Seeks capital appreciation
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
  Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
Calvert Social Mid Cap Growth          Seeks long-term capital appreciation
  Portfolio
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital
Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
                        ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------------------------------
MetLife Conservative Allocation        Seeks a high level of current income,
  Portfolio                            with growth of capital a secondary
                                       objective
MetLife Conservative to Moderate       Seeks a high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio


Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

*   Some of the investment divisions are not approved in your state.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds, invest in stocks, bonds and other investments. All dividends

FFA- 54
declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity VIP Funds and American Funds Portfolios are made available by the funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described, as applicable, in the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds prospectuses and SAIs.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or Met Investors Fund. The risks of these arrangements are also discussed in each fund's prospectus.


Information about the payments we receive or make with regard to the Portfolios can be found later in this prospectus in the section under the "Who Sells the Deferred Annuities and Income Annuities" heading.



We select the Portfolios offered through the Contracts based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described later in this prospectus. In some cases, we have included


                                                                         FFA- 55

Portfolios based on recommendations made by selling firms through which the Contracts are sold. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers/reallocations of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners/participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio.


DEFERRED ANNUITIES

This Prospectus describes the following kinds of Deferred Annuities under which you can accumulate money:

Financial Freedom         Enhanced Preference
Account:                  Plus Account:
* TSA (Tax Sheltered      * TSA (Tax Sheltered
  Annuity)                  Annuity)
* 403(a) (Qualified       * 403(a) (Qualified
  annuity plans under       annuity plans under
  sec.403(a))               sec.403(a))
* Non-Qualified (for      * PEDC (Public Employee
  certain deferred          Deferred Compensation)
  arrangements and        * Traditional IRA
  plans)                    (Individual Retirement
                            Annuities)
                          * Non-Qualified
                          * Non-Qualified (for
                            certain deferred
                            arrangements and
                            plans)

[LINUS BUILDING SAND CASTLE]

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, sec.415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer sec.457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.


In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains



These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity.
FFA- 56
the property of the employer and any Account Balances thereunder are maintained solely for accounting purposes under the plan.


Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also, the Deferred Annuity may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you for Enhanced Deferred Annuities. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies, if available to you, are without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the


We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.


[SAFE GRAPHIC]

                                                                         FFA- 57
life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.


THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the values of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.



THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.



We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.


[SCALE GRAPHIC]

[PIE CHART GRAPHIC]

[GLOBE GRAPHIC]


[HOUR GLASS GRAPHIC]

FFA- 58

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for sec.415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, you may continue to make purchase payments under Enhanced Deferred Annuities while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where you did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.


LIMITS ON PURCHASE PAYMENTS


Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except for an Enhanced PEDC Deferred Annuity).
*   A withdrawal based on your leaving your job.


You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                         FFA- 59

* Receiving systematic termination payments (described later) from both the Separate Account and Fixed Interest Account.

*   For TSA and 403(a) Deferred Annuities if you should leave your job.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value




                                                    [WOODSTOCK GRAPHIC]


                                                  [GIRL ADDING GRAPHIC]
FFA- 60

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Such transfers are free of any early withdrawal charges to you, except under certain Financial Freedom Deferred Annuities where you may incur early withdrawal charges, if applicable, for money transferred from the Fixed Interest Account to the investment divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment division(s) (or Fixed Interest Account) from which you want the money to be transferred;

* The investment division(s) (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the contracts (e.g., participants/annuitants).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Salomon Brothers Strategic Bond Opportunities, FI International Stock, Fidelity VIP Overseas, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those



You may transfer money within your contract. You will not incur current taxes on your earnings.

                                                                         FFA- 61
portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract holders, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the contracts.


FFA- 62

The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract holders or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract holders or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the investment portfolio prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.


Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

                                                                         FFA- 63

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

[CHARLIE BROWN IN MONEY JAR GRAPHIC]

FFA- 64

SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(a) DEFERRED ANNUITIES

If we agree and if approved in your state for only Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties, and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59 1/2.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.


CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.


We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59 1/2.


[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]

                                                                         FFA- 65

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although, early withdrawal charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account balance, early withdrawal charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account balance.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. For the Enhanced TSA and IRA Deferred Annuities, rather than receiving your minimum required distribution in one annual lump-sum payment, you


  If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th of the prior month.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal
 Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
FFA- 66
may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE

There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES

There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.

MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
                                                                         FFA- 67

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of the shares available to the Deferred Annuities have 12b-1 fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations."These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain states, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the states where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.




                                             [WOODSTOCK TYPING GRAPHIC]
FFA- 68

EARLY WITHDRAWAL CHARGES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown; keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                                       DURING PURCHASE PAYMENT YEAR
                            ---------------------------------------------------
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.


We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings. You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, early withdrawal charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the investment divisions.
                                                                         FFA- 69

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no early withdrawal charges.

For certain deferred arrangements and plans, you pay no early withdrawal charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet one of the following conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your contract permits and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will you have to pay early withdrawal charges.


* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exemption does not apply if you have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.


* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.




           [FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
 Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
FFA- 70

* Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

  CONTRACT
    YEAR
   1*        2    3        4         5
   20%      25%  33 1/3%  50%    remainder
  * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and you request a total withdrawal. Disability is as defined in the Federal Social Security Act.

*   If you retire:

     -- For the Non-Qualified and certain PEDC Enhanced Deferred Annuities, if you retire.

     -- For certain TSA Enhanced Deferred Annuities, if you have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

     -- For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if you also have participated for at least 10 consecutive years unless you retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

* If you leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan provides payment on account of hardship and you suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For

                                                                         FFA- 71
    certain TSA Enhanced Deferred Annuities, you must only have suffered an unforeseen hardship.

* If you make a direct transfer to other investment vehicles we have pre-approved. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If you withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)

* If the plan or group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transferred amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract.

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:


     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%



                                                             [WOODSTOCK GRAPHIC]

FFA- 72

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the following Deferred Annuities:


*   Enhanced TSA

*   Enhanced Non-Qualified

*   Enhanced 403(a)

*   Enhanced Traditional IRA

*   Financial Freedom TSA

*   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

*   Non-Qualified Deferred Annuity for
     --   sec.457(f) deferred compensation plan

     --   sec.451 deferred fee arrangements

     --   sec.451 deferred compensation plans

     --   sec.457(e)(11) severance and death benefit plans

     --   sec.415(m) qualified governmental excess benefit arrangements



[GIRL READING GRAPHIC]

                                                                         FFA- 73

* For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

FFA- 74

PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. Generally, you may defer receiving payments for up to one year after you have chosen your pay-out option. The variable pay-out option may not be available in all states.

When considering whether to select a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment; and

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable income option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.


The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.

Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

                                                                         FFA- 75

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase the following types of Income Annuities to receive immediate payments:

Financial Freedom Account:           Enhanced Preference Plus Account:
*  TSA                               *  TSA
*  403(a)                            *  403(a)
*  Non-Qualified (for certain        *  PEDC
deferred arrangements and            *  Traditional IRA
plans)                               *  Non-Qualified
                                     *  Non-Qualified (for certain
                                     deferred arrangements and plans)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and sec.415(m) qualified governmental excess benefit arrangements. The Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer the Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans but will accept a purchase payment for those already issued.

If your retirement plan has purchased an Income Annuity, then your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We


                                            [SNOOPY SUNBATHING GRAPHIC]
      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

FFA- 76
will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who may receive continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected


Many times the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and


- How long you would like your income to last.

                                                                         FFA- 77
when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide what portion of your income payment is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.




                                              [SNOOPY ON BEACH GRAPHIC]
          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
FFA- 78

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the Separate Account charge (the net investment return). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments, a lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;


The AIR is stated in your contract and may range from 3% to 6%.
                                                                         FFA- 79

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a reallocation, you must tell us:

*   The percentage or of the income payment to be reallocated;

* The investment divisions (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and

*   The investment division from which you want to reallocate.

We may require that you use our forms to make reallocations.


Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the contracts (e.g., participants/annuitants).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., Salomon Brothers Strategic Bond Opportunities, FI International Stock, Fidelity VIP Overseas, Harris



                                                             [WOODSTOCK GRAPHIC]

Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division.
FFA- 80

Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain portfolios, we rely on the underlying portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other contract holders, participants/annuitants or other persons who have an interest in the contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that contract to be submitted with an original signature. If we impose this restriction on your reallocation/transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will not be affected by any gain or loss due to the reallocation/transfer and your Account Balance or the amount of underlying portfolio shares we have designated in the investment divisions to generate your income payments will be the same as if the reallocation/transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective. Our ability to detect such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity may be limited by provisions of the contract. We do not accommodate


                                                                         FFA- 81
market timing in any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the contracts.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract holders or participants/annuitants and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the portfolios.



In addition, contract holders or participants/annuitants and other persons with interests in the contracts should be aware that some portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the portfolios (and thus contract holders or participants/ annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the investment portfolio prospectuses for more details.



Your reallocation request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other reallocations in good order will be processed our next business day.


FFA- 82

CONTRACT FEE

There is no contract fee under the Income Annuities.

CHARGES

There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.


INSURANCE-RELATED CHARGE


You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.


General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart that shows the states where premium taxes are charged and the amount of these taxes is in the Appendix.

We also reserve the right to deduct from purchase payments, account balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity


The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.

                                                                         FFA- 83
relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments, at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

*   On a day when the Accumulation Unit/Annuity Unit Value is not calculated, or
*   After the close of the Exchange.


                                                 [LUCY READING GRAPHIC]
  You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.

   Generally, your requests including subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.

FFA- 84

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless you inform us of errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



[CHARLIE BROWN WITH LETTER GRAPHIC]

                                                                         FFA- 85

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions, and performance of systems.

We are not responsible or liable for:

* any inaccuracy, errors, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred




                                       [CHARLIE BROWN ON PHONE GRAPHIC]
FFA- 86

Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION--SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

                                                                         FFA- 87

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/ Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal




                                         [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
FFA- 88
charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transactions permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any

                                                                         FFA- 89
    currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity VIP Funds or American Funds that are owned

FFA- 90
by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives which include registered representatives of our affiliated broker-dealers. We and our affiliated broker-dealers are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are also members of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .20% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.


Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary


[SNOOPY METLIFE REP GRAPHIC]
                                                                         FFA- 91
products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the contract. We also retain finders and consultants to introduce MetLife to potential clients and


FFA- 92
for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.



CERTAIN PAYMENTS WE RECEIVE OR MAKE WITH REGARD TO THE PORTFOLIOS



An investment adviser (other than our MetLife Advisers and MetLife Investors) or sub-adviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is not deducted from the Portfolios' assets and does not decrease the Portfolio's investment return. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.20%. Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliates) with increased access to persons involved in the distribution of the Contracts.



We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife We, and certain of our affiliated insurance companies, are joint owners of our affiliated investment advisers, MetLife Advisers and MetLife Investors, which are formed as limited liability companies. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the management fees it receives from a Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. See the Table of Expenses for information on the investment management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the investment management fees paid to the adviser and sub-advisers.



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from the assets of the Portfolios and paid to MetLife. These payments decrease the portfolios' investment return.



The American Funds Global Small Capitalization Portfolio, American Funds Growth Portfolio and the American Funds Growth-Income Portfolio make payments to MetLife under their distribution plans in consideration of services provided and expenses incurred by MetLife in distributing their shares. These payments currently equal 0.25% of


                                                                         FFA- 93
the Separate Account assets invested in the particular Portfolio. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



FINANCIAL STATEMENTS



The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. If we do so for a Deferred Annuity delivered in New York we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

FFA- 94

We may cancel your Non-Qualified Deferred Annuity for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.457(e)(11) severance and death benefit plans if we do not receive any purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION

Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                      During Contract Year
             1     2     3     4     5     6     7    8 & Beyond
   Year      -     -     -     -     -     -     -    ----------
Percentage  5.6%  5.0%  4.5%  4.0%  3.0%  2.0%  1.0%      0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.


INCOME TAXES


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. You should consult your own tax adviser about your own circumstances. You should



Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.


[PIGGY BANK GRAPHIC]

                                                                         FFA- 95
read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

You are responsible for determining whether your purchase of a Deferred or Income Annuity, withdrawals, income payments and other transactions under your Deferred and Income Annuities satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation or change in such designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax or other taxes, consequences including estate tax, gift tax and generation skipping transfer tax that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

GENERAL

This section applies to TSA, 403(a), Non-Qualified, Traditional IRA and PEDC. It does not apply to Non-Qualified Deferred Annuities for sec.451, sec.457(f) or sec.457(e)(11) plans.

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Internal Revenue Code (Code).

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

FFA- 96

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

PURCHASE PAYMENTS

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

Purchase payments to TSA, 403(a), and PEDC contracts are generally on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Under some circumstances "after-tax" contributions can be made to certain of these annuities. These purchase payments do not reduce your taxable income or give you a tax deduction. There are different annual purchase payment limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Purchase payments to a Non-Qualified annuity are on an after-tax basis. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction. Generally, Traditional IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Whether you can make deductible purchase payments to your Traditional IRA depends on your personal situation. Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount reported as income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. For withdrawal from PEDC annuities, you may not elect not to withhold. The amount we withhold is determined by the Code. For withdrawals from a TSA, 403(a) or governmental PEDC annuity, please see the 20% mandatory withholding discussion.


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in


                                                                         FFA- 97
mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


WITHDRAWALS AND INCOME PAYMENTS FOR IRAS, TSAS, AND 403(a) CONTRACTS

Withdrawals and income payments are included in income except for that portion that represents a return of non-deductible purchase payments.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, TSAS AND 403(a) CONTRACTS

Generally, you must begin receiving withdrawals from your contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.


For IRAs you must begin receiving the required distributions no later than April 1st following the year the participant attains age 70 1/2.



For qualified plans other than IRAs, complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.


FFA- 98

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.



It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax adviser.

REQUIREMENT FOR AFTER-DEATH DISTRIBUTIONS FOR IRA, TSA AND 403(a) CONTRACTS

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

For IRAs, if your spouse is your beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

WITHDRAWALS BEFORE AGE 59 1/2 (EXCEPT PEDC)

If you receive a taxable distribution from your Deferred Annuity before you reach age 59 1/2 this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. For annuities purchased under 457(b) plans of governmental employers, the 10% penalty tax will apply with respect to withdrawals attributable to rollovers from IRAs, TSAs, 403(a) or 401(a) plans.

                                                                         FFA- 99

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                             Type of Contract
                                            --------------------------------------------------
                                              Non-            Trad.
                                            Qualified          IRA          TSA         403(a)
                                            ---------         -----         ---         ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy (SEPP)                                 x              x            x(1)      x(1)
After you die                                     x              x            x            x
After you become totally disabled (as
defined in the Code)                              x              x            x            x
After separation from service if you
are over age 55 at time of separation.                                        x            x
To pay deductible medical expenses                               x            x            x
To pay medical insurance premiums if
you are unemployed                                               x
To pay for qualified higher education
expenses, or                                                     x
For qualified first time home purchases
up to $10,000                                                    x
After December 31, 1999, for IRS levies                          x            x            x
Under certain income annuities providing
for substantially equal payments over the
"payout" period                                   x
(1) You must also be separated from service at the time payments begin.


SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.




                                         [SNOOPY WITH TAX BILL GRAPHIC]
 You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.
FFA- 100

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING [FOR TSA AND 403(a) AND GOVERNMENTAL PEDC]


For TSA, 403(a) and governmental PEDC Deferred Annuities, we are required to withhold 20% of your taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

An "eligible rollover distribution" is any amount you receive from your TSA or 403(a) Deferred Annuity. It does not include distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amount is determined at the time of payment. In certain instances, you may elect out of these withholding requirements.


Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


TSA

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.


Your Deferred Annuity is not forfeitable and you may not transfer it to someone else.


                                                                        FFA- 101

WITHDRAWALS

If you are under age 59 1/2 you cannot withdraw money from your Deferred Annuity unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);


* Is directly transferred to another permissible investment under 403(b) arrangements;



*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you leave your job, after you die, or become disabled (as defined by Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

Some TSA contract loans will be made only from any Fixed Interest Account balance. In that case, we credit your Fixed Interest Account balance up to certain limits, up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and contract prior to taking any loan.

403(a)
GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.




                     [CONFERENCE GRAPHIC]
FFA- 102

TRADITIONAL IRA ANNUITIES

Generally, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Deferred Annuity.


*   Your annuity is not forfeitable and you may not transfer it to someone else.


* You can transfer your IRA proceeds to a similar IRA or certain qualified retirement plans, without incurring Federal income taxes if certain conditions are satisfied.


* The IRS has approved the form of the Traditional IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the Traditional IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements.


PURCHASE PAYMENTS

Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2005-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.


* Beginning 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

*   Purchase payments in excess of this amount may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and transfers) are generally not permitted after the calendar year in which you become 69 1/2.

*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA contribution to a Roth IRA before you file your income tax return (including filing extensions).


In some cases, your purchase payments may be tax deductible.


For individuals under 50, your total purchase payments to all your Traditional and Roth IRAs for 2005 may not exceed the lesser of $4,000 or 100% of your compensation, as defined by the Code.


                                                                        FFA- 103

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.


Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2005, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($70,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($80,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.


WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs.

NON-QUALIFIED ANNUITIES

GENERAL


* Purchase payments made to Non-Qualified annuities are applied on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Deferred Annuity.


* Your Non-Qualified annuity may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the Internal Revenue Service could consider such actions to be a taxable exchange of annuity contracts.


You may combine the money required to be withdrawn from each of your Traditional

            IRAs and withdraw this amount from any one or more of them.
  If your spouse is your beneficiary and if your Deferred Annuity permits, he or she may elect to continue as "owner" of the Deferred Annuity. FFA- 104

* When a non-natural person owns a Non-Qualified annuity, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company (or an affiliate) in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.


In addition, certain immediate income annuities providing for substantially equal payments as defined under Section 72(u)(4) of the Code that are held by non-natural persons will be considered non-qualified annuities for Federal income tax purposes. It is unclear whether your income annuity will satisfy this test. Accordingly, non-natural persons should consult with their own tax advisors prior to purchase.


DIVERSIFICATION

In order for your Non-Qualified annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers between investment divisions or a transfer from an investment division to the Fixed Income Option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.


After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction.

                                                                        FFA- 105

* Possible limits on the number of funding options available or the frequency of transfers among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* This rule does not apply to payments made pursuant to an income pay-out option under your contract.

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS

Different tax rules apply to payments made generally pursuant to an Income Annuity or pay-out option under your Deferred Annuity. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

* The IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.

* Payments in the nature of a refund of purchase payments made to your estate or beneficiary after your death are generally taxable to the recipient in the same manner as a full withdrawal.


* Caution: We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income





                                                    [WOODSTOCK GRAPHIC]
FFA- 106
    annuities. Consult your tax attorney prior to partially annuitizing your contract.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to additional penalties and interest.



Caution: The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.



We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Balances thereunder are maintained solely for accounting purposes under the plan. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).


If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.


AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

                                                                        FFA- 107

If you die before the annuity starting date as defined under the income tax regulations, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract.


If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.



If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.



If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment if any unrecovered after-tax cost is in the year that the contract terminates.


In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death of any annuitant.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.


Section 409A of the Internal Revenue Code of 1986, recently added by the American Jobs Creation Act of 2004 ("AJCA"), imposes new requirements and restrictions on deferred compensation arrangements including Section 457(f) plans, Section 451 deferred fee and deferred compensation arrangements, severance arrangements and Section 415(m) excess compensation arrangements. These include new rules affecting: (a) the time and manner under which deferral elections must be made; (b) permitted distributions; (c) the time and manner under which initial distribution elections may be made; and (d) changes in the time and form of distributions. Failure to satisfy these rules will generally result in the taxation of vested amounts and an additional 20% tax penalty along with interest from the date in which such amounts first became vested. You controlling plan documents may have recently been amended: (i) to permit the pre-AJCA tax rules to continue to apply with respect to "grandfathered" amounts that were earned and vested as of December 31, 2004; and


FFA- 108

(ii) to render the arrangement compliant with AJCA with respect to non-"grandfathered" amounts that are subject to AJCA's new requirements and restrictions. All parties to your plan should determine whether such changes were made and review carefully the changes made by any such amendments; and should consult with their tax counsel and advisors concerning the impact of AJCA on their participation in these arrangements.



Additionally, in 2003, final regulations were issued with respect to Section 457(f) arrangements apparently requiring among other things that earnings attributable to deferrals be included in the participant's income at the time the deferrals themselves are no longer subject to a substantial risk of forfeiture. This appears to have represented a change in the position of the Internal Revenue Service. Parties to Section 457(f) arrangements should consult with their own tax counsel to determine the impact on their plans and the need for amendment, if any.


NON-QUALIFIED ANNUITY FOR SEC.457(f) DEFERRED COMPENSATION PLANS.

These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by state or local governments or non-church tax-exempt organizations. In this arrangement the tax exempt entity (e.g., a hospital) contributes your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified annuity which may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

When deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the IRS and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue. Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.457(f) deferred compensation plan should



[SNOOPY GRAPHIC]

                                                                        FFA- 109
consult with their own tax advisors regarding the major Federal tax issues under sec.457.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED FEE ARRANGEMENTS.
Under sec.451 deferred fee arrangements, a third party which is a tax-exempt entity (e.g., a hospital) enters into an arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

A trust established by the tax-exempt entity will own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED COMPENSATION PLANS.


Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in

FFA- 110
which the amounts are paid or made available to them unless, under the method of accounting used in computing taxable income, such amounts are to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct, as compensation, the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the annuity.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified annuity, the trust may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the annuity.

The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance




                                   [SNOOPY WITH ADDING MACHINE GRAPHIC]
                                                                        FFA- 111
pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income, such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and a "bona-fide death benefit" plan, your deferral amounts are subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.
There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under 457(e)(11), the application section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement, would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

NON-QUALIFIED ANNUITY FOR SEC.415(m) QUALIFIED GOVERNMENTAL EXCESS BENEFIT
PLANS.
Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the sec.415 limits on the amount of annual plan contributions and benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the sec.415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the IRS, entities considering the purchase of this annuity to fund a qualified governmental excess benefit plan should consult with their own tax

FFA- 112
advisors regarding the application of the relevant rules to their particular situation.

PEDC

GENERAL

PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457 of the Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your annuity can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)

MINIMUM DISTRIBUTION

The minimum distribution rules for contracts issued to PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on an agreement in writing on August 16, 1986).


LEGAL PROCEEDINGS



MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this Prospectus, any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife to act as principal underwriter or to meet its obligations under the contracts.


                                                                        FFA- 113

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                       TSA         403(a)      PEDC                          Non-Qualified
                       Deferred    Deferred    Deferred       IRA Deferred   Deferred
                       and         and         and            and            and
                       Income      Income      Income         Income         Income
                       Annuities   Annuities   Annuities(1)   Annuities(2)   Annuities
California...........  0.5%        0.5%        2.35%          0.5%(3)        2.35%
Maine................  --          --          --             --             2.0%
Nevada...............  --          --          --             --             3.5%
Puerto Rico..........  1.0%        1.0%        1.0%           1.0%           1.0%
South Dakota.........  --          --          --             --             1.25%
West Virginia........  1.0%        1.0%        1.0%           1.0%           1.0%
Wyoming..............  --          --          --             --             1.0%

----------------

(1)PREMIUM TAX RATES APPLICABLE TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "403(a) DEFERRED AND INCOME ANNUITIES."

(2) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(3)WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.


PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2005 METROPOLITAN LIFE INSURANCE COMPANY


FFA- 114

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                                                        FFA- 115

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM... ...     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........     1



[PEANUTS GANG GRAPHIC]


                                                         [LUCY'S TAXES GRAPHICS]
FFA- 116

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E


[ ] Metropolitan Series Fund, Inc.



[ ] Met Investors Series Trust


[ ] Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth
    Portfolio

[ ] Fidelity Variable Insurance Products Funds

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

                                    Name -------------------------------
-------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                     GROUP AND INDIVIDUAL DEFERRED ANNUITY
                          AND INCOME ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION
                               FORM N-4    PART B

                                  May 1, 2005



     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Deferred Annuities and Income Annuities, and should be read in conjunction with the Prospectuses. Copies of the Prospectus for the Preference Plus Account, Financial Freedom Account Deferred Annuities and Income Annuities may be obtained from Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893.


     A Statement of Additional Information for the Metropolitan Series Fund, Inc., the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.


     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section entitled "Important Terms You Should Know" of the Prospectuses for Preference Plus Account and Financial Freedom Account Variable Annuity Contracts dated May 1, 2005.

                            ------------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Independent Registered Public Accounting Firm...............     2
Services....................................................     2
Distribution of Certificates and Interests in the Deferred
  Annuities and Income Annuities............................     2
Early Withdrawal Charge.....................................     3
Experience Factor...........................................     3
Variable Income Payments....................................     3
Investment Management Fees..................................     6
Advertisement of the Separate Account.......................     9
Voting Rights...............................................    11
ERISA.......................................................    12
Taxes.......................................................    13
Financial Statements of the Separate Account................   F-1
Financial Statements of MetLife.............................     1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The financial statements of Metropolitan Life Separate Account E and Metropolitan Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon such reports given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


SERVICES

     MetLife has retained FASCorp. to administer some of its group contracts in the capacity of a third party administrator. When MetLife provides administrative services to groups, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES AND INCOME ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.


     The certificates and interests in the Deferred Annuities and Income Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Deferred Annuities and Income Annuities and Financial Freedom Account Deferred Annuities and Income Annuities by certain qualified employees of MetLife. They may also be sold over the Internet.



     Our sales representatives and their managers and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sale production of the sales representatives that the manager supervises.



     Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



     The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



     We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



     From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.



     The offering of all Deferred Annuities and Income Annuities is continuous. Owners and participants under the Deferred Annuities and the Income Annuities may not be offered all investment choices. Each contract will indicate those investment choices available under the Deferred Annuity or Income Annuity.


EARLY WITHDRAWAL CHARGE


     The total amount of early withdrawal charges paid to and retained by MetLife for the years ended December 31, 2001, 2002, 2003 and 2004 were $15,484,876, $22,002,535, $19,954,062 and $18,392,053 respectively.


EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period not to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and Income Annuities and for certain other Deferred Annuities and Income Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).

VARIABLE INCOME PAYMENTS

     "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

     The Income Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the contract (if no reallocations are made).

     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

REALLOCATIONS--DEFERRED ANNUITIES IN THE PAY-OUT PHASE

     Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

     When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

     - First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

     - Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

     - Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

     - Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

     When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

     Here are examples of the effect of a reallocation on the income payment:

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.

CALCULATING THE ANNUITY UNIT VALUE

     We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.


     To calculate an Annuity Unit Value, we first adjust the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


 1. Annuity Unit Value, beginning of period.................  $       10.20

 2. "Experience factor" for period..........................       1.023558

 3. Daily adjustment for 3% Assumed Investment Return.......   1.0000809863

 4. (2) / (3)...............................................       1.023475

 5. Annuity Unit Value, end of period (1) X (4).............  $       10.44


                        ILLUSTRATION OF ANNUITY PAYMENTS

 (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

 1. Number of Accumulation Units as of Annuity Date.........      1,500.00

 2. Accumulation Unit Value.................................    $    11.80

 3. Accumulation Value of the Deferred Annuity (1) X (2)....    $17,700.00

 4. First monthly income payment per $1,000 of Accumulation
    Value...................................................    $     5.52

 5. First monthly income payment (3) X (4) / 1,000..........    $    97.70

 6. Assume Annuity Unit Value as of Annuity Date equal to
    (see Illustration of Calculation of Annuity Unit Value
    above)..................................................    $    10.80

 7. Number of Annuity Units (5) / (6).......................       9.04630

 8. Assume Annuity Unit Value for the second month equal to
    (10 days prior to payment)..............................    $    10.97

 9. Second monthly Annuity Payment (7) X (8)................    $    99.24

10. Assume Annuity Unit Value for third month equal to......    $    10.53

11. Next monthly Annuity Payment (7) X (10).................    $    95.26

DETERMINING THE VARIABLE INCOME PAYMENT

     Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

INVESTMENT MANAGEMENT FEES

METLIFE ADVISERS

     Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment adviser of the Metropolitan Fund an investment management fee.

     The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:


                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
BlackRock Investment Trust         1st $500 Million         0.55%
                                   next $500 million        0.50%
                                   over $1 billion          0.45%
BlackRock Diversified              1st $500 million         0.50%
                                   next $500 million        0.45%
                                   over $1 billion          0.40%
BlackRock Aggressive Growth        1st $500 million         0.75%
                                   next $500 million        0.70%
                                   over $1 billion          0.65%
Jennison Growth                    1st $200 million         0.70%
                                   next $300 million        0.65%
                                   over $1.5 billion        0.60%
                                   over $2 billion          0.55%
BlackRock Strategic Value          1st $500 million         0.85%
                                   next $500 million        0.80%
                                   over $1 billion          0.75%
FI International Stock             1st $500 million         0.86%
                                   next $500 million        0.80%
                                   over $1 billion          0.75%
T. Rowe Price Small Cap Growth(4)  1st $100 million         0.55%
                                   next $300 million        0.50%
                                   over $400 million        0.45%



                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
T. Rowe Price Large Cap Growth(3)  1st $50 million          0.65%
                                   over $50 million         0.60%
FI Mid Cap Opportunities           1st $100 million         0.75%
                                   next $400 million        0.70%
                                   over $500 million        0.65%
Oppenheimer Global Equity          1st $50 million          0.90%
                                   next $50 million         0.55%
                                   next $400 million        0.50%
                                   over $500 million        0.475%
Harris Oakmark Large Cap Value     1st $250 million         0.75%
                                   over $250 million        0.70%
Neuberger Berman Mid Cap Value     1st $100 million         0.70%
                                   next $250 million        0.675%
                                   next $500 million        0.65%
                                   next $750 million        0.625%
                                   over $1.6 billion        0.60%
Franklin Templeton Small Cap       1st $500 million         0.90%
  Growth                           over $500 million        0.85%
MetLife Stock Index(7)             All Assets               0.25%
Lehman Brothers(R) Aggregate       All Assets               0.25%
  Bond Index(5)
Russell 2000(R) Index(7)           All Assets               0.25%
Morgan Stanley EAFE(R) Index(6)    All Assets               0.30%
MetLife Mid Cap Stock Index(7)     All Assets               0.25%
BlackRock Large Cap Value          1st $250 million         0.70%
                                   next $500 million        0.65%
                                   over $750 million        0.60%
Loomis Sayles Small Cap(8)         the first $500 million   0.90%
                                   amounts in excess of     0.85%
                                   $500 million
Harris Oakmark Focused Value       for the first $1         0.75%
                                   billion                  0.70%
                                   for amounts over $1
                                   billion
Davis Venture Value                for the first $1         0.75%
                                   billion and
                                   for amounts over $1      0.70%
                                   billion
Salomon Brothers Strategic Bond    All assets               0.65%
  Opportunities
Salomon Brothers U.S. Government   All assets               0.55%
MFS Investors Trust                All assets               0.75%
MFS Total Return                   All assets               0.50%
BlackRock Bond Income(1)           first $1 billion         0.40%
                                   next $1 billion          0.35%
                                   next $1 billion          0.30%
                                   over $3 billion          0.25%
FI Value Leaders                   for the first $200       0.70%
                                   million
                                   for the next $300        0.65%
                                   million
                                   for the next $1.5        0.60%
                                   billion and
                                   for amounts over $2      0.55%
                                   billion

                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
BlackRock Money Market(2)          for the first $1         0.35%
                                   billion
                                   for the next $1          0.30%
                                   billion and
                                   for amounts over $2      0.25%
                                   billion
BlackRock Legacy Large Cap Growth  for the first $1         0.73%
                                   billion
                                   for amounts over $1      0.65%
                                   billion
MetLife Conservative Allocation    All Assets               0.10%
MetLife Conservative to Moderate   All Assets               0.10%
  Allocation
MetLife Moderate Allocation        All Assets               0.10%
MetLife Moderate to Aggressive     All Assets               0.10%
  Allocation
MetLife Aggressive Allocation      All Assets               0.10%


------------------

(1) For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce the investment management fee for the BlackRock Bond Income Portfolio to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(2) For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce the investment management fee for the BlackRock Money Market Portfolio to an annual rate of 0.345% for the first $500 million and 0.335% for the next $500 million.


(3) For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce the investment management fee for T. Rowe Price Large Cap Growth Portfolio to 0.635% for the first $50 million. In addition, effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment management fee by the amount waived by the Portfolio's sub-investment adviser pursuant to a voluntary sub-investment advisory fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The Metropolitan Fund's SAI provides more information about the fee waiver.


(4) Effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment management fee for the T. Rowe Price Small Cap Growth Portfolio by the amount waived by the Portfolio's sub-investment adviser pursuant to a voluntary sub-investment advisory fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The Metropolitan Fund's SAI provides more information about the fee waiver.


(5) For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee for the Lehman Brothers Aggregate Bond Index Portfolio to 0.244%.


(6) For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee for the Morgan Stanley EAFE Index Portfolio to 0.293%.


(7) For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee for the Russell 2000 Index, the MetLife Stock Index and the Metlife Mid Cap Stock Index Portfolios to 0.243%.


(8) For the period May 1, 2005 through April 30, 2006, MetLife Advisers has contractually agreed to reduce its investment management fee for the Loomis Sayles Small Cap Portfolio to 0.85% for the first $500 million and 0.80% for amounts over $500 million.



     MetLife Advisers pays the following entities for providing services as sub adviser of the Metropolitan Fund portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.



     SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
     ----------------------                 ------------
Metropolitan Life Insurance       MetLife Stock Index
  Company                         Lehman Brothers(R) Aggregate
                                    Bond Index
                                  Russell 2000(R) Index
                                  Morgan Stanley EAFE(R) Index
                                  MetLife Mid Cap Stock Index
BlackRock Advisers, Inc.          BlackRock Diversified
                                  BlackRock Investment Trust
                                  BlackRock Money Market
                                  BlackRock Bond Income
                                  BlackRock Aggressive Growth
                                  BlackRock Strategic Value
                                  BlackRock Large Cap Value
                                  BlackRock Legacy
                                    Large Cap Growth
Jennison Associates LLC           Jennison Growth
T. Rowe Price Associates, Inc.    T. Rowe Price Small Cap Growth
                                  T. Rowe Price Large Cap Growth
OppenheimerFunds, Inc.            Oppenheimer Global Equity
Harris Associates, L.P.           Harris Oakmark Large Cap Value
                                  Harris Oakmark Focused Value
Neuberger Berman Management Inc.  Neuberger Berman Mid
                                    Cap Value
Franklin Advisers, Inc.           Franklin Templeton Small Cap
                                    Growth
Salomon Brothers Asset            Salomon Brothers U.S.
  Management Inc                    Government
                                  Salomon Brothers Strategic
                                    Opportunities Bond
Massachusetts Financial Services  MFS Investors Trust
  Company                         MFS Total Return
Davis Selected Advisers, L.P.     Davis Venture Value
Loomis Sayles, & Company, L.P.    Loomis Sayles Small Cap
Fidelity Management & Research    FI Value Leaders
  Company                         FI Mid Cap Opportunities
                                  FI International Stock



     MetLife Advisers has hired Standard & Poor's Investment Advisory Services, LLC ("SPIAS") to provide research and consulting services with respect to the periodic asset allocation targets for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios and to investments in the underlying portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.


CALVERT

     The Calvert Social Balanced Portfolio pays Calvert, the Calvert Social Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of 0.425% of the Portfolio's average daily net assets.

     Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. and SSga Funds Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Balanced Portfolio.

     The Calvert Social Mid Cap Growth Portfolio pays Calvert, the Calvert Social Mid Cap Growth Portfolio's investment advisor, a monthly investment advisory fee equivalent to an annual rate of 0.65% of the Portfolio's average daily net assets.

     Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Mid Cap Growth Portfolio.

FIDELITY

     Fidelity's VIP Equity-Income, VIP Growth and VIP Overseas Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's VIP Equity-Income Portfolio, .30% for Fidelity's VIP Growth Portfolio and .45% for Fidelity's VIP Overseas Portfolio of the average net assets throughout the month. FMR pays sub-advisory fees to Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and to Fidelity International Investment Advisors for Fidelity's VIP Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity VIP Funds. Fidelity's VIP Money Market Portfolio and VIP Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above .37% and it drops as total assets under management increase and the individual rate is .30% of VIP Investment Grade Bond Portfolios' average net assets throughout the month respectively. FMR pays a sub-advisory fee to Fidelity Investments Money Management, Inc. These fees are paid by FMR, on behalf of the Fidelity VIP Funds.

MET INVESTORS ADVISORY LLC

     Met Investors Advisory LLC, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of Met Investors Fund Portfolios. Met Investors Advisory LLC is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

     As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:


         PORTFOLIO                       ADVISORY FEE
         ---------                       ------------
PIMCO Total Return Portfolio  0.50%
RCM Global Technology         0.90% of first $500 million of
  Portfolio                   such assets plus
                              0.85% of such assets over $500
                              million
T. Rowe Price Mid-Cap Growth  0.75%
  Portfolio
MFS Research International    0.80% of first $200 million of
  Portfolio                   such assets plus
                              0.75% of such assets over $200
                              million up to $500 million plus
                              0.70% of such assets over $500
                              million up to $1 billion plus
                              0.65% of such assets over $1
                              billion
Lord Abbett Bond Debenture    0.60% of first $250 million of
  Portfolio                   such assets plus
                              0.55% of such assets over $250
                              million up to $500 million plus
                              0.50% of such assets over $500
                              million up to $1 billion plus
                              0.45% of such assets over $1
                              billion
Met/AIM Mid Cap Core Equity   0.75% of first $150 million of
  Portfolio                   such assets plus
                              0.70% of such assets over $150
                              million up to $500 million plus
                              0.675% of such assets over $500
                              million
Met/AIM Small Cap Growth      0.90% of first $500 million of
  Portfolio                   such assets plus
                              0.85% of such assets over $500
                              million
Harris Oakmark International  0.85% of first $500 million of
  Portfolio                   such assets plus
                              0.80% of such assets over $500
                              million up to $1 billion plus
                              0.75% of such assets over $1
                              billion
Janus Aggressive Growth       0.75% of first $25 million of such
  Portfolio                   assets plus
                              0.70% of such assets over $25
                              million up to $250 million plus
                              0.65% of such assets over $250
                              million up to $1 billion plus
                              0.55% of such assets over $1
                              billion
Neuberger Berman Real Estate  0.70% of first $200 million of
  Portfolio                   such assets plus
                              0.65% of such assets over $200
                              million up to $750 million plus
                              0.55% of such assets over $750
                              million
Oppenheimer Capital           0.65% of first $150 million of
  Appreciation                such assets plus
                              0.625% of such assets over $150
                              million up to $200 million plus
                              0.60% of such assets over $200
                              million up to $500 million plus
                              0.55% of such assets over $500
                              million

     Met Investors Advisory LLC pays each Met Investors Fund Portfolio's investment advisers a fee based on the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.


     Massachusetts Financial Services Company is the investment adviser to the MFS Research International Portfolio. Pacific Investment Management Company LLC is the investment adviser to PIMCO Total Return Portfolio. Lord Abbett & Co. LLC is the investment adviser to the Lord Abbett Bond Debenture Portfolio. A I M Capital Management, Inc. is the investment adviser to the Met/AIM Mid Cap Core Equity and the Met/AIM Small Cap Growth Portfolios. Harris Associates L.P. is the investment adviser to the Harris Oakmark International Portfolio. T. Rowe Price Associates, Inc. is the investment adviser to the T. Rowe Price Mid-Cap Growth Portfolio. Janus Capital Management LLC is the investment adviser to the Janus Aggressive Growth Portfolio. Neuberger Berman Management Inc is the investment adviser to the Neuberger Berman Real Estate Portfolio. RCM Capital Management LLC is the investment adviser to the RCM Global Technology Portfolio. OppenheimerFunds, Inc. is the investment adviser to the Oppenheimer Capital Appreciation Portfolio.


CAPITAL RESEARCH AND MANAGEMENT COMPANY

     As compensation for its services, the American Funds pays Capital Research and Management Company, the American Funds investment adviser, a monthly fee which is accrued daily, calculated at the annual rate of:


     American Funds Global Small Capitalization Fund: 0.80% of first $600 million of net assets, plus 0.74% on assets in excess of $600 million but not exceeding $1 billion, plus 0.70% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.67% on net assets over $2 billion;



     American Funds Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1 billion, plus 0.42% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.37% on net assets greater than $2 billion but not exceeding $3 billion, plus 0.35% on net assets greater than $3 billion but not exceeding $5 billion, plus 0.33% on net assets greater than $5 billion but not exceeding $8 billion, plus 0.315% on net assets greater than $8 billion but not exceeding $13 billion, plus 0.30% on net assets greater than $13 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.285% on net assets in excess of $27 billion; and



     American Funds Growth-Income Fund: 0.50% of first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4 billion, plus 0.285% on net assets greater than $4 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13 billion, plus 0.235% on net assets greater than $13 billion but not exceeding $17 billion, plus 0.23% on net assets in excess of $17 billion.



     For the period beginning May 1, 2005 and ending April 30, 2006, Capital Research and Management Company is voluntarily waiving a portion of its investment management fees. The American Funds SAI provides more information about the fee waiver.


     The Metropolitan Fund, the Calvert Fund, the Fidelity VIP Funds, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this prospectus. The Calvert Fund's and Fidelity VIP Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The SAIs are available upon request.

ADVERTISEMENT OF THE SEPARATE ACCOUNT

     From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market investment divisions refers to the income generated by an investment in the investment division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the investment division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular in-vestment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2 [((a-b)--(c d)+ 1)(6) - 1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an early withdrawal charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Change in Accumulation Unit Value is expressed by this formula [UV(1)/UV(0) (annualization factor)] - 1, where UV(1) represents the current unit value and UV(0) represents the prior unit value. The annualization factor can be either (1/number of years) or 365/number of days). Average annual total return calculations ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)(n)=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges since the investment division inception date, which is the date the corresponding portfolio or predecessor portfolio was first offered under the separate account that funds the Deferred Annuity or Income Annuity.



     Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying performance portfolios of the Metropolitan Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP Funds, Met Investors Fund and American Funds and may assume that certain Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


     Historical performance information should not be relied on as a guarantee of future performance results.

     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(TM) Growth Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers Intermediate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

     Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator."

Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the BlackRock Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or BlackRock Aggressive Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.


     An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.


     We may state performance for the investment divisions of the Income Annuities which reflect deduction of the insurance-related charge (Separate Account charge) and investment-related charge, when accompanied by the annualized change in annuity unit value.


     Past performance is no guarantee of future results.


     Historical performance information should not be relied on as a guarantee of future performance results.



     An illustration should not be replied upon as a guarantee of future results.


VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectuses or at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectuses. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities and Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

     Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

     Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you may furnish such materials to participants who may give you voting instructions.

     Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.


DISREGARDING VOTING INSTRUCTIONS

     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Calvert Variable Series', Fidelity VIP Funds', Met Investors Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or
(3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

     In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

     If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

     Generally, the spouse must give qualified consent whenever you elect to:

          a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

          b. make certain withdrawals under plans for which a qualified consent is required;

          c. name someone other than the spouse as your beneficiary;

          d. use your accrued benefit as security for a loan exceeding $5,000.

     Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35.

The waiver period for the QPSA ends on the date of your death.

     If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


TAXES


GENERAL

     Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant adverse tax consequences and penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

     In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Deferred Annuities and Income Annuities and Enhanced Deferred Annuities and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

INVESTOR CONTROL

     In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

DEFERRED AND INCOME ANNUITIES

     The following discussion of the tax code provisions for the Deferred and Income Annuities includes the Enhanced Deferred and Enhanced Income Annuities subject to the same tax code provisions (all "Annuities").

     Generally, all contributions under the Deferred Annuities and purchase payments under an Income Annuity will be made on a before tax basis. This does not include contributions under:

-  Non-Qualified and Roth IRA Annuities

     And non-deductible contributions under:

-  IRA and certain other qualified Annuities

     This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. To the extent contributions to your Annuity were not subject to Federal income tax, withdrawals of these contributions will be subject to Federal income taxes. Earnings under your Annuity are generally subject to income tax when distributed. However, "qualified distributions" of earnings from a Roth IRA are not subject to Federal income tax.

     Contributions to Non-Qualified and Roth IRA Annuities, as well as non-deductible contributions to IRA Annuities are made on an "after-tax basis", so that making purchase payments does not reduce the taxes you pay.

     Earnings under the Non-Qualified Annuities and IRA Annuities, are normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed. For Roth IRA Annuities, "qualified distributions" of earnings are not subject to Federal income tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth IRA of previously taxed converted amounts may be subject to a penalty tax if made before age 59 1/2.


     Generally, the Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal. The IRS has not specifically approved the use of an exclusion ratio or recovery amount with respect to a variable income annuity where transfers are permitted between funding options or between a funding option and a guaranteed interest option. At the present time MetLife intends to report the taxable income payments made to you under general tax principles for variables annuities using an excludable amount for each payment based upon your purchase payment made to provide the income annuity divided by the expected number of payments. For the Roth IRA Income Annuity, "qualified distributions" of earnings are not subject to tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth

IRA of taxable converted amounts may be subject to a penalty tax if made before age 59 1/2.

     Non-Qualified annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such annuities will be made on a "before tax" basis and the rules applicable to Keogh plans will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary. Wherever the terms "Keogh Annuity" or "Keogh plan" appear in this section, the term shall be deemed to include non-qualified deferred annuities with an appropriate endorsement issued to Keogh and corporate plans covering one individual.

     Under some circumstances, certain of the Annuities accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

     The taxable portion of a distribution from a Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuity and governmental 457(b) plans to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement under Section 408; (2) an eligible qualified plan. An eligible rollover distribution generally is the taxable portion of any distribution from a Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuity or governmental 457(b) plan, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant;
(b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; (h) certain withdrawals on account of financial hardship and (i) any other taxable distributions from any of these plans which are not eligible rollover distributions.

     If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.

     For certain distributions after December 31, 2001, the otherwise non-taxable portion of the distribution may be an eligible rollover distribution if directly transferred or rolled over to an IRA or if directly transferred to a defined contribution trust which agrees to accept and separately account for it.

     The IRA Annuities accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code. Roth IRA deferred annuities only accept "after-tax" contributions.


     All taxable distributions from Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuities and 457(b) plans that are not eligible rollover distributions and all taxable distributions from IRAs and Non-Qualified Annuities will be subject to Federal income tax withholding, unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment. Distributions to participants under PEDC plans of tax-exempt employers are subject to the wage withholding rules and are taxed as wages.



     Mandatory 20% withholding applies to the taxable portion of an eligible rollover distribution from TSAs, 403(a), 401(a) and governmental 457(b) plans that are not directly rolled over into an IRA or another eligible retirement plan of an employer as defined by the Code. An eligible rollover distribution is briefly described in this SAI under 403(b) Annuities.



     In addition, certain immediate income annuities providing for substantially equal payments as defined under Section 72(u)(4) of the Code that are held by non-natural persons will be considered non-qualified annuities for Federal income tax purposes. It is unclear whether your income annuity will satisfy this test. Accordingly, non-natural persons should consult with their own tax advisors prior to purchase and prior to the exercise of any withdrawal feature.


INCOME PAYMENTS

     Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:
            -- A non-taxable return of your purchase payment; and -- A taxable payment of earnings.

     The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or between an investment division and the Fixed Income Option.


     We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. We will determine such excludable amount for each income payment under the contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing the number of expected income payments from the appropriate IRS table by your after-tax purchase price adjusted for any refund or guarantee feature. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



     If the amount of the income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the contract terminates.


     Each type of Annuity is subject to various tax limitations. Typically, except for the Non-Qualified Annuities the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Annuities before withdrawals must begin. Please be advised that new proposed tax regulations were issued regarding required minimum distributions in April 2002. These rules are generally effective for the 2003 distribution year. A 10% tax penalty applies to certain taxable withdrawals from the Annuity (or in some cases from the plan or arrangement that purchased the Annuity) before you are age 59 1/2. Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


     In general, the purchase of an Income Annuity will meet minimum distribution requirements under the tax law where the payments are non-increasing, made at least annually, and are payable over your lifetime (or a period not exceeding your life expectancy), or over the joint lives of you and the designated beneficiary (or over a period not exceeding the life expectancies of you and the designated beneficiary).


     Under final income tax regulations, distributions under an income annuity will not be found to be increasing merely because the amount of the payments vary with the investment performance of the underlying assets. It is not clear whether certain payments under an Income Annuity will satisfy minimum distribution rules.



     In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



PURCHASE PAYMENTS



     The Non-qualified Contract will only accept as a single deposit an after-tax purchase payment that may consist in full or in part of a Section 1035 tax-free exchange. However, we reserve the right to refuse to accept any amount (e.g., the transfer of a partial Section 1035 exchange) if it would result in our inability to administer the contract properly in accordance with Federal income tax rules. For example, we may refuse to accept a partial Section 1035 transfer from another non-qualified annuity contract or a partial annuitization of a deferred annuity contract where aggregation of the income annuity and the remaining transferor contract is required for Federal income tax reporting purposes.

     The Qualified (Traditional IRA/SEP) Contract is intended to be used as an IRA rollover annuity and will accept as a single purchase payment (a) a transfer or rollover from another traditional IRA, or a rollover from an eligible retirement plan of an employer (i.e., a 401(a), 403(a), 403(b) or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years.



     We may also accept as part of the single purchase payment, a deductible IRA contribution to the extent allowable under the Code for the year of purchase, including the age 50+ catch-up contribution for taxpayers who are at least 50 years of age by the end of the year of purchase. Generally deductible contributions are not allowable after the year the taxpayer becomes age 69 1/2. Additional amounts may be permissible to the extent that the IRA is being purchased as part of a SEP arrangement of an employer.



     For income annuities established as SIMPLE IRAs, the Contract will accept a transfer or rollover from another Simple IRA. We may also accept as part of the single purchase payment a SIMPLE IRA contribution to the extent allowable under
Section 408(p) of the Code for the year of purchase, and as an age 50+ contribution where the taxpayer has attained at least age 50 at the end of the year of purchase.



     If you intend to choose a pay-out annuity which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.



     The rules for minimum distribution are very complex and you should consult your own tax advisor as to their applicability to the Annuity and the tax consequences of transferring money between investment divisions or between investment divisions and the Fixed Interest Option.


     If your benefit under a plan subject to the Retirement Equity Act (REA) is worth more than $5,000, the Code requires that your Income Annuity protect your spouse if you die before your receive any income payments under the Income Annuity or if you die while income payments are being made. If your Income Annuity is subject to the REA, your spouse has certain rights which may be waived with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

     The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the Federal tax rules on an Annuity-by-Annuity basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

     The Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) made certain changes to qualified retirement plans and IRAs, including:
            -- increasing the contribution limits for qualified retirement plans and Traditional and Roth IRAs, starting in 2002.
            -- adding "catch-up" contributions for taxpayers age 50 and above;
               and
            -- adding expanded portability and tax-free opportunities.
            -- all changes made by EGTRRA are scheduled to expire after 2010.


  Qualified Contracts (including IRAs/SEPs, Simple IRAs, TSAs, 403(a), 401(a), Keough and Section 457(b) Arrangements).



     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.



     Traditional IRA and Enhanced IRA Annuities. The tax rules outlined in this section for both Traditional IRA and Enhanced IRA Annuities are the same. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($4,000 for tax years 2005-2007, and $5,000 beginning in 2008 (and indexed for inflation thereafter) or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed in the next paragraph. (Additionally, if you are at least 50 years old, you may make additional contributions of $500 per year through 2005, and $1,000 per year for 2006 and thereafter, provided you have sufficient compensation.) Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

     If contributions are being made under a SEP or SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.


     Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2005, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($70,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is at least $60,000 ($80,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount for the year to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.


     Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) to pay deductible medical expense; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) to pay for qualified higher education expenses; (7) for qualified first time home purchases; or (8) made after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments (other than a one-time change to the required minimum distribution method) that you intend to qualify as a series of substantially equal periodic payments under sec.72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning substantially equal periodic payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payments.

     If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Annuities). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, which is not subject to the 10% tax penalty. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

     Withdrawals may be transferred to another IRA without Federal tax consequences if Code requirements are met. Your Traditional or Roth IRA Annuity is not forfeitable and you may not transfer it, assign it or pledge it as collateral for a loan.

     Your entire interest in the Deferred Annuity must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after your death. Generally, when you die, we must make payments of your entire remaining interest over a period and in a manner as allowed by the Code and applicable regulations. If your spouse is your beneficiary, and, if your Annuity permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your sole beneficiary is your spouse, he or she may elect to continue the Deferred Annuity as his or her own IRA Deferred Annuity after your death. The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.

     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).


     Roth IRA Annuities. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($4,000 for tax years 2005-2007, and $5,000 beginning in 2008, (indexed for inflation thereafter) or 100% of your "compensation." You can contributed up to the annual contribution limit to a Roth IRA if your adjusted gross income is not in excess of $95,000 ($150,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $95,000 and $110,000 and for married couples filing jointly with income between $150,000 and $160,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of the amount under 219(b)(1)(A) or 100% of your "compensation" as defined by the Code, except for "spousal IRAs." (Additionally, if you are at least 50 years old; you may make additional contributions of $500 per year through 2005, and $1,000 per year for 2006 and thereafter.) These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty, unless such contributions are withdrawn under rules specified in the Code.

     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a non-Roth IRA into a Roth IRA.

     Except to the extent you have non-deductible IRA contributions, the amount converted from a non-Roth IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed below.)

     Distributions from a Roth IRA are made first from contributions and then from earnings. Generally, withdrawals from contributions are not subject to tax. However, withdrawals of previously taxed converted amounts prior to age 59 1/2 and made within five taxable years from such conversion will be subject to the 10% premature penalty tax (unless you meet an exception).

     Withdrawals of earnings will not be subject to Federal income tax if they are "qualified distributions." In order to be a qualified distribution, the withdrawal must be: (a) made at least five taxable years from the year you established a Roth IRA, and (b) made after age 59 1/2, or for death, disability, or a first-time home purchase (up to $10,000). (Please consult your tax advisor regarding the state income tax treatment of your withdrawal.)

     The withdrawal of earnings not meeting the foregoing requirements will be subject to income tax and possibly the 10% premature tax penalty.

     Mandatory minimum distribution rules do not apply while you are alive. Generally, when you die, we must make payment of your entire remaining interest within five years of the year in which you died or begin payments over a period and in a manner allowed by the Code to your beneficiary over his/her lifetime or over a period not beyond your beneficiary's life or life expectancy starting by December 31 of the year following the year in which you die. (Certain exceptions exist for spouses.)

     You should consult your tax advisor regarding the tax treatment of Roth IRAs and the appropriateness of the Roth IRA to your particular situation. For the Roth IRA Income Annuity, the Code requires any remaining payment be made to your beneficiary within five years of the year in which you died or over a period not exceeding your beneficiary's life or life expectancy. Therefore, if you choose a Roth IRA Income Annuity that has a period certain (e.g., an income annuity for life with a ten year term certain), the period certain should not exceed the greater of five years or the life expectancy of your beneficiary. (Subsequent changes to your beneficiary after choosing a Roth IRA Income Annuity may cause you to be in violation of this rule.)

     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).

     SEP Annuities. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above. An employer is not permitted to establish a salary reduction SEP plan ("SARSEP") after December 31, 1996. However, you may make contributions, in accordance with your plan's provisions, to your existing SARSEP contract if your employer's SARSEP plan was established prior to January 1, 1997.

     SIMPLE IRAs. If an employer has no more than 100 employees (who earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to the amounts set forth below and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made under these SIMPLE IRA rules, your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above. (However, the tax penalty for early withdrawals is generally increased for withdrawals within the first two years of an employee's participating in the SIMPLE IRA.)

     Eligibility and Contributions. To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA plan must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

     If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.


     Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2005, the maximum annual contribution limit will increase to $10,000.00 and participants 50 or older may contribute an additional $1,500. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+ catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.



                     CONTRIBUTION LIMIT       LIMIT FOR
   FOR TAX YEARS        FOR TAXPAYERS       TAXPAYERS AGE
   BEGINNING IN         UNDER AGE 50         50 AND OLDER
-------------------  -------------------   ----------------
2005                        10,000              12,000
2006 and thereafter         10,000              12,500


     Note: the Contribution limits above will be adjusted for inflation in years 2006-2010.

     These contributions, not including the age 50+ catch up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402(g) of the Internal Revenue Code as shown below:


    FOR TAXABLE YEARS
BEGINNING IN CALENDAR YEAR   APPLICABLE DOLLAR LIMIT
--------------------------   -----------------------
2005                                  14,000
2006 and thereafter                   15,000


     You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

     You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

     Rollovers. Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, a qualified employer plan, a section 403(a) plan, a 403(b) annuity, or a 457(b) plan maintained by a government employer, as well as into another SIMPLE IRA.

     In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA or other eligible retirement plan after two years) within 60 days of the distribution.

     The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.

     PEDC Annuity. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in Section 457 of the Code. These plans, which must meet the requirements of Section 457(b), provided certain tax deferral benefits to employees and independent contractors. These plans are not available to churches and qualified church-controlled organizations. A PEDC plan maintained by a State or local government must be held in trust (or custodial account or annuity contract) for the exclusive benefit of plan participants and their beneficiaries. Plan benefit deferrals, contributions and all income attributable to such amounts under PEDC plans, other than those maintained by a State or local government as described above, are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.


     The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the Federal tax law.


     Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2, (2) when the participant has a severance from employment with the employer, or (3) when the participant is faced with an unforeseeable emergency as de-scribed in the income tax regulations. Amounts will not be treated as "made available" under these rules if (i) an election to defer commencement of a distribution is made by the participant and such election meets certain requirements, or (ii) the total amount payable is $5,000 or less and certain other requirements are met.

     Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin no later than April 1 of the calendar year following the later of: the year in which the participant attains age 70 1/2 or, to the extent permitted under your plan or contract, the year the participant retires.

     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

     403(a) Annuities. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

     The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Excess contributions are subject to a 10% penalty. Taxable withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Annuities are generally taxed according to the rules described under Section 72 of the Code. Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Annuity must be made or begun to be made no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year you retire. Also, when you die, the entire remaining interest in the plan generally must be paid over a period and in a manner as allowed by the Code and regulations. The minimum distribution rules for 403(a) Annuities are similar to those rules summarized for TSAs.

     If your benefit under the 403(a) plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

     Keogh Annuities and Enhanced Unallocated Keogh Annuity. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

     Taxable withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

     Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your Employer, withdrawals of your entire interest under the deferred annuities must be made or begun to be made beginning no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or deferred annuities, the year you retire. Also, when you die, the entire remaining interest in the Deferred Annuity generally must be paid over a period and in a manner allowed by the Code and regulations.

     If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime.

     Non-Qualified deferred annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined above will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary.

     TSA Annuities. These fall under Section 403(b) of the Code that provides certain tax benefits to eligible em-ployees of public school systems and organizations that are tax exempt under
Section 501(c)(3) of the Code.



     Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) require-ment that there be a written plan document in addition to the annuity contract or Section 403(b)(7) custodial account; (b) significant restrictions on the ability for par-ticipants to direct proceeds between 403(b) annuity contracts; and (c) additional restrictions on withdrawals of amount attributable to contributions other than elective deferrals.




     The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance under 403(b) arrangements and rules affective payroll taxes on certain types of contributions are currently effective until revised or revoked in final regulations.




     In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the less of 100% of includable compensation or the applicable limit for the year).


     Except for the TSA Annuity under which the employer retains all rights on behalf of participants, your employer buys the Annuity for you although you, as the participant, then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount may be subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your Section 403(b) arrangement before January 1, 1989 that were either paid into or earned under the Annuity or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other Section 403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code; (c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, has a severance from employment or becomes disabled (as defined in Code);
(e) in the case of financial hardship (as defined in the tax law) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under
Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds custodial arrangements even after such amounts are transferred to a Annuity.



     Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 much be automatically rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING



     We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.



     Generally, an "eligible rollover distribution" is any taxable amount you receive from your contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions.) However, it does not include taxable distributions that are:



     - A series of substantially equal payments made at least annually for:



       - Your life or life expectancy



       - Both you and your beneficiary's lives or life expectancies



       - A specified period of 10 years or more



     - Withdrawals to satisfy minimum distribution requirements



     - Certain withdrawals on account of financial hardship



     Other exceptions to the definition of eligible rollover distribution may exist.



     For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.



     You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.


     Taxable withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse);
(7) of excess matching employer contributions made to eliminate discrimination under the Code; (8) timely made to reduce an elective deferral as allowed by the Code; or (9) after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under Section 72(t) of the Code and thus not be subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning Systematic Withdrawal Program payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payment.

     Withdrawals may be transferred to another Section 403(b) funding vehicle or (for eligible rollover distributions) to another eligible qualified retirement plan or IRA without Federal tax consequences if Code requirements are met. The Annuity is not forfeitable and may not be transferred. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Annuity must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the later of: the year in which the participant reaches age 70 1/2 or, to the extent permitted under your plan or contract, the year in which the participant retires. A tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after the participant's death. Generally, when the participant dies, we must make payment of your entire remaining interest under the Annuity over a period and in a manner allowed by the Code and regulations. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by December 31 of the year in which the participant would have reached age 70 1/2. If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. The IRS allows you to aggregate the amount to be withdrawn from each TSA Annuity you own and to withdraw this amount in total from any one or more of the TSA Deferred Annuities you own.


SOME RECENT DEVELOPMENTS IMPACTING NON-QUALIFIED DEFERRED COMPENSATION ARRANGEMENTS



     Section 409A of the Internal Revenue Code of 1986, recently added by the American Jobs Creation Act of 2004 ("AJCA"), imposes new requirements and restrictions on deferred compensation arrangements including Section 457(f) plans, Section 451 deferred fee and deferred compensation arrangements, severance arrangements and Section 415(m) excess compensation arrangements. These include new rules affecting: (a) the time and manner under which deferral elections must be made; (b) permitted distributions; (c) the time and manner under which initial distribution elections may be made; and (d) changes in the time and form of distributions. Failure to satisfy these rules will generally result in the taxation of vested amounts and an additional 20% tax penalty along with interest from the date in which such amounts first became vested. You controlling plan documents may have recently been amended: (i) to permit the pre-AJCA tax rules to continue to apply with respect to "grandfathered" amounts that were earned and vested as of December 31, 2004; and (ii) to render the arrangement compliant with AJCA with respect to non-"grandfathered" amounts that are subject to AJCA's new requirements and restrictions. All parties to your plan should determine whether such changes were made and review carefully the changes made by any such amendments; and should consult with their tax counsel and advisors concerning the impact of AJCA on their participation in these arrangements.



     Additionally, in 2003, final regulations were issued with respect to
Section 457(f) arrangements apparently requiring among other things that earnings attributable to deferrals be included in the participant's income at the time the deferrals themselves are no longer subject to a substantial risk of forfeiture. This appears to have represented a change in the position of the Internal Revenue Service. Parties to Section 457(f) arrangements should consult with their own tax counsel to determine the impact on their plans and the need for amendment, if any.



     Any reference to advice or opinions of counsel with respect to these arrangements refers to advice or opinions obtained by MetLife from its special outside tax counsel that have not been updated to take into account all these developments. Additionally, even if such opinions were to be updated and to take into account current law, regulations and interpretations, the opinions and advice could not be relied on by plan sponsors, participants or other parties to the arrangements.

     Non-Qualified Annuity for Section 457(f) Deferred Compensation
Plans. These are deferred compensation agreements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt organizations. In this arrangement the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified Annuity which may be subject to the Non-Qualified Annuity rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

     Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under Section 72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a Section 457(f) deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for Section 457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under Section 457. MetLife consulted special tax counsel regarding the major Federal tax issues under Section 457 including the impact of regulations issued in mid-2003, which addressed how earnings on deferred compensation would be taxed. This advice from such counsel was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Deferred Annuity. Please consult your tax adviser.

     Non-Qualified Annuity for Section 451 Deferred Fee Arrangements.  Under a
Section 451 deferred fee arrangement, a third party which is tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

     A trust established by the tax-exempt entity will own a Non-Qualified Annuity which may be subject to taxation rules as described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.

     Non-Qualified Annuity for sec.451 Deferred Compensation Plans. Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

     A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

     A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Deferred Annuity which may be subject to taxation rules as described later under "Non-Qualified Annuities". Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Deferred Annuity.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.

     Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit
Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified Annuity, the trust may be subject to the rules described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Deferred Annuity.

     The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

     Special Tax Considerations for Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under sec.457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. In connection with the sale of the Non-Qualified Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

     Non-Qualified Annuities. The tax rules outlined in this section for both non-Qualified and Enhanced Non-Qualified Annuities are the same. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Annuities is generally deferred until it is withdrawn only if you as owner of the Annuity are an individual (or are treatable as a natural person under certain other circumstances specified by the
Code). The following discussion assumes that this is the case.

     Non-Qualified and Enhanced Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  Diversification

     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

  Changes to tax rules and interpretations

     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

-  Possible taxation of transfers between investment divisions.

- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

- Possible limits on the number of funding options available or the frequency of transfers among them.

     Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

     Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

     Your Non-Qualified Deferred Annuity may be exchanged for another non-qualified deferred annuity without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before the payments under an income annuity begins, we must make payment of your entire interest under the Annuity within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Annuity, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

     The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
Metropolitan Life Separate Account E
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Investment Divisions (as disclosed in Note 1 to the financial statements) comprising Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2004 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions comprising the Separate Account of Metropolitan Life as of December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, FL

March 23, 2005

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004



                                                        STATE STREET RESEARCH
                                                          INVESTMENT TRUST        VARIABLE B          VARIABLE C
                                                         INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                        --------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $  1,423,569,314     $              --  $               --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                 --            38,322,626                  --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                 --                    --           2,586,485
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                 --                    --                  --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                 --                    --                  --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                 --                    --                  --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                 --                    --                  --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                 --                    --                  --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                 --                    --                  --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                 --                    --                  --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                 --                    --                  --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                 --                    --                  --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                 --                    --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                 --                    --                  --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                 --                    --                  --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                 --                    --                  --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                 --                    --                  --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                 --                    --                  --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                 --                    --                  --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                 --                    --                  --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                 --                    --                  --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                 --                    --                  --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                 --                    --                  --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                 --                    --                  --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                 --                    --                  --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                 --                    --                  --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                 --                    --                  --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                 --                    --                  --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                 --                    --                  --
                                                          ----------------     -----------------  ------------------
Total investments......................................      1,423,569,314            38,322,626           2,586,485
Cash and Accounts Receivable...........................                 --                    --                  --
                                                          ----------------     -----------------  ------------------
Total assets...........................................      1,423,569,314            38,322,626           2,586,485
LIABILITIES:
Due to Metropolitan Life Insurance Company.............             47,897                65,625              14,887
                                                          ----------------     -----------------  ------------------
NET ASSETS.............................................   $  1,423,521,417     $      38,257,001  $        2,571,598
                                                          ================     =================  ==================
Outstanding Units (In Thousands).......................             41,534                   280                  16
Unit Fair Values.......................................   $11.89 to $70.82     $38.22 to $145.78  $145.78 to $175.32

                                                        STATE STREET RESEARCH
                                                             DIVERSIFIED
                                                         INVESTMENT DIVISION
                                                        ---------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                 --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                 --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............      1,509,231,849
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                 --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                 --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                 --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                 --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                 --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                 --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                 --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                 --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                 --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                 --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                 --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                 --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                 --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                 --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                 --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                 --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                 --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                 --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                 --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                 --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                 --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                 --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                 --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                 --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                 --
                                                          ----------------
Total investments......................................      1,509,231,849
Cash and Accounts Receivable...........................                 --
                                                          ----------------
Total assets...........................................      1,509,231,849
LIABILITIES:
Due to Metropolitan Life Insurance Company.............             83,374
                                                          ----------------
NET ASSETS.............................................   $  1,509,148,475
                                                          ================
Outstanding Units (In Thousands).......................             49,415
Unit Fair Values.......................................   $11.80 to $43.58

                      See Notes to Financial Statements.

STATE STREET RESEARCH         METLIFE                 FI                  FI MID CAP             T. ROWE PRICE
  AGGRESSIVE GROWTH         STOCK INDEX       INTERNATIONAL STOCK        OPPORTUNITIES         SMALL CAP GROWTH
 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION (C)   INVESTMENT DIVISION
---------------------   -------------------   -------------------   -----------------------   -------------------
  $             --       $             --      $             --        $             --        $             --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
       735,691,813                     --                    --                      --                      --
                --          3,156,221,101                    --                      --                      --
                --                     --           203,839,395                      --                      --
                --                     --                    --             715,754,461                      --
                --                     --                    --                      --             243,486,555
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
                --                     --                    --                      --                      --
  ----------------       ----------------      ----------------        ----------------        ----------------
       735,691,813          3,156,221,101           203,839,395             715,754,461             243,486,555
                --                     --                    --                      --                      --
  ----------------       ----------------      ----------------        ----------------        ----------------
       735,691,813          3,156,221,101           203,839,395             715,754,461             243,486,555
            17,732                338,069                18,763                  37,379                  18,305
  ----------------       ----------------      ----------------        ----------------        ----------------
  $    735,674,081       $  3,155,883,032      $    203,820,632        $    715,717,082        $    243,468,250
  ================       ================      ================        ================        ================
            25,212                 85,759                13,333                  41,657                  17,980
  $12.66 to $43.03       $11.11 to $41.93      $11.94 to $16.11        $11.44 to $17.57        $12.30 to $13.86

      SCUDDER           HARRIS OAKMARK
   GLOBAL EQUITY        LARGE CAP VALUE
INVESTMENT DIVISION   INVESTMENT DIVISION
-------------------   -------------------
 $             --      $             --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
      172,765,463                    --
               --           395,225,203
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
               --                    --
 ----------------      ----------------
      172,765,463           395,225,203
               --                    --
 ----------------      ----------------
      172,765,463           395,225,203
           14,651               110,320
 ----------------      ----------------
 $    172,750,812      $    395,114,883
 ================      ================
           11,373                29,630
 $12.93 to $15.56      $11.85 to $13.75

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                        NEUBERGER BERMAN PARTNERS    T. ROWE PRICE      LEHMAN BROTHERS
                                                              MID CAP VALUE        LARGE CAP GROWTH   AGGREGATE BOND INDEX
                                                           INVESTMENT DIVISION    INVESTMENT DIVISION INVESTMENT DIVISION
                                                        ------------------------- ------------------- --------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............     $             --       $             --     $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                   --                     --                   --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                   --                     --                   --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                   --                     --                   --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                   --                     --                   --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                   --                     --                   --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                   --                     --                   --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                   --                     --                   --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                   --                     --                   --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                   --                     --                   --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                   --                     --                   --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................          358,107,646                     --                   --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                   --            174,666,261                   --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                   --                     --          607,793,131
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                   --                     --                   --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                   --                     --                   --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                   --                     --                   --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                   --                     --                   --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                   --                     --                   --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                   --                     --                   --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                   --                     --                   --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                   --                     --                   --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                   --                     --                   --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                   --                     --                   --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                   --                     --                   --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                   --                     --                   --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                   --                     --                   --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                   --                     --                   --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                   --                     --                   --
                                                            ----------------       ----------------     ----------------
Total investments......................................          358,107,646            174,666,261          607,793,131
Cash and Accounts Receivable...........................                   --                     --                   --
                                                            ----------------       ----------------     ----------------
Total assets...........................................          358,107,646            174,666,261          607,793,131
LIABILITIES:
Due to Metropolitan Life Insurance Company.............               75,011                 31,394              230,011
                                                            ----------------       ----------------     ----------------
NET ASSETS.............................................     $    358,032,635       $    174,634,867     $    607,563,120
                                                            ================       ================     ================
Outstanding Units (In Thousands).......................               16,215                 14,179               46,561
Unit Fair Values.......................................     $14.37 to $22.61       $11.45 to $12.58     $11.21 to $13.50

                                                          MORGAN STANLEY
                                                            EAFE INDEX
                                                        INVESTMENT DIVISION
                                                        -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............  $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................       241,659,414
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................                --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                --
                                                         ----------------
Total investments......................................       241,659,414
Cash and Accounts Receivable...........................                --
                                                         ----------------
Total assets...........................................       241,659,414
LIABILITIES:
Due to Metropolitan Life Insurance Company.............            82,574
                                                         ----------------
NET ASSETS.............................................  $    241,576,840
                                                         ================
Outstanding Units (In Thousands).......................            21,203
Unit Fair Values.......................................  $10.52 to $13.94

                      See Notes to Financial Statements.

      RUSSELL             MET/PUTNAM        STATE STREET RESEARCH     METLIFE MID CAP     FRANKLIN TEMPLETON
    2000 INDEX              VOYAGER                AURORA               STOCK INDEX        SMALL CAP GROWTH
INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
-------------------   -------------------   ---------------------   -------------------   -------------------

 $             --       $            --       $             --       $             --       $            --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

      242,184,863                    --                     --                     --                    --

               --            32,869,886                     --                     --                    --

               --                    --            542,528,229                     --                    --

               --                    --                     --            223,332,197                    --

               --                    --                     --                     --            38,958,289

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --

               --                    --                     --                     --                    --
 ----------------       ---------------       ----------------       ----------------       ---------------
      242,184,863            32,869,886            542,528,229            223,332,197            38,958,289
               --                    --                     --                     --                    --
 ----------------       ---------------       ----------------       ----------------       ---------------
      242,184,863            32,869,886            542,528,229            223,332,197            38,958,289
           53,719                 5,232                138,663                 65,556                14,950
 ----------------       ---------------       ----------------       ----------------       ---------------
 $    242,131,144       $    32,864,654       $    542,389,566       $    223,266,641       $    38,943,339
 ================       ===============       ================       ================       ===============
           15,280                 7,341                 29,577                 16,858                 3,958
 $13.77 to $16.30       $4.23 to $10.98       $13.23 to $18.67       $12.53 to $13.53       $9.44 to $11.19

STATE STREET RESEARCH   STATE STREET RESEARCH
   LARGE CAP VALUE           BOND INCOME
 INVESTMENT DIVISION     INVESTMENT DIVISION
---------------------   ---------------------

  $             --        $             --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

        51,007,160                      --

                --             479,607,258

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --

                --                      --
  ----------------        ----------------
        51,007,160             479,607,258
                --                      --
  ----------------        ----------------
        51,007,160             479,607,258
            25,841                  77,531
  ----------------        ----------------
  $     50,981,319        $    479,529,727
  ================        ================
             4,309                  16,511
  $11.18 to $11.97        $11.35 to $53.22

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004



                                                        STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES
                                                            MONEY MARKET         VENTURE VALUE         SMALL CAP
                                                         INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                        --------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $             --     $             --    $             --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................                 --                   --                  --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................                 --                   --                  --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............                 --                   --                  --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................                 --                   --                  --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............                 --                   --                  --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................                 --                   --                  --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................                 --                   --                  --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................                 --                   --                  --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................                 --                   --                  --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................                 --                   --                  --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................                 --                   --                  --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................                 --                   --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................                 --                   --                  --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................                 --                   --                  --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................                 --                   --                  --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................                 --                   --                  --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................                 --                   --                  --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................                 --                   --                  --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................                 --                   --                  --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................                 --                   --                  --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................                 --                   --                  --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................         23,005,570                   --                  --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................                 --          191,076,693                  --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................                 --                   --          38,645,194
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................                 --                   --                  --
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................                 --                   --                  --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................                 --                   --                  --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................                 --                   --                  --
                                                          ----------------     ----------------    ----------------
Total investments......................................         23,005,570          191,076,693          38,645,194
Cash and Accounts Receivable...........................                 --                   --                  --
                                                          ----------------     ----------------    ----------------
Total assets...........................................         23,005,570          191,076,693          38,645,194
LIABILITIES:
Due to Metropolitan Life Insurance Company.............             14,844               63,605               9,666
                                                          ----------------     ----------------    ----------------
NET ASSETS.............................................   $     22,990,726     $    191,013,088    $     38,635,528
                                                          ================     ================    ================
Outstanding Units (In Thousands).......................              1,090                6,062               1,424
Unit Fair Values.......................................   $18.26 to $23.09     $12.62 to $32.99    $12.66 to $28.47

                                                                MFS
                                                          INVESTORS TRUST
                                                        INVESTMENT DIVISION
                                                        -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
State Street Research Investment Trust Portfolio
 (52,451,874 shares; cost $1,738,339,355)..............   $           --
State Street Research Investment Trust Portfolio
 (1,411,515 shares; cost $47,162,512)..................               --
State Street Research Investment Trust Portfolio
 (95,267 shares; cost $2,675,824)......................               --
State Street Research Diversified Portfolio
 (93,701,625 shares; cost $1,590,446,750)..............               --
State Street Research Aggressive Growth Portfolio
 (36,286,842 shares; cost $943,791,043)................               --
MetLife Stock Index Portfolio
 (97,945,847 shares; cost $2,981,055,580)..............               --
FI International Stock Portfolio
 (17,742,500 shares; cost $162,725,167)................               --
FI Mid Cap Opportunities Portfolio
 (43,832,633 shares; cost $986,223,068)................               --
T. Rowe Price Small Cap Growth Portfolio
 (17,883,042 shares; cost $192,372,114)................               --
Scudder Global Equity Portfolio
 (13,203,591 shares; cost $163,178,992)................               --
Harris Oakmark Large Cap Value Portfolio
 (29,598,794 shares; cost $333,541,631)................               --
Neuberger Berman Partners Mid Cap Value Portfolio
 (17,347,508 shares; cost $271,889,730)................               --
T. Rowe Price Large Cap Growth Portfolio
 (13,688,347 shares; cost $166,600,654)................               --
Lehman Brothers Aggregate Bond Index Portfolio
 (55,349,426 shares; cost $592,230,462)................               --
Morgan Stanley EAFE Index Portfolio
 (20,824,326 shares; cost $183,115,306)................               --
Russell 2000 Index Portfolio
 (17,318,301 shares; cost $186,230,545)................               --
Met/Putnam Voyager Portfolio
 (6,943,324 shares; cost $29,889,486)..................               --
State Street Research Aurora Portfolio
 (28,358,169 shares; cost $410,959,654)................               --
MetLife Mid Cap Stock Index Portfolio
 (16,320,398 shares; cost $177,657,615)................               --
Franklin Templeton Small Cap Growth Portfolio
 (3,771,993 shares; cost $32,043,342)..................               --
State Street Research Large Cap Value Portfolio
 (4,223,207 shares; cost $44,743,027)..................               --
State Street Research Bond Income Portfolio
 (4,223,818 shares; cost $455,617,452).................               --
State Street Research Money Market Portfolio
 (230,055 shares; cost $23,005,570)....................               --
Davis Venture Value Portfolio
 (6,783,687 shares; cost $165,710,704).................               --
Loomis Sayles Small Cap Portfolio
 (175,506 shares; cost $30,505,249)....................               --
MFS Investors Trust Portfolio
 (2,220,005 shares; cost $17,347,263)..................       20,313,088
Harris Oakmark Focused Value Portfolio
 (1,349,138 shares; cost $264,521,227).................               --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (10,877,009 shares; cost $133,529,089)................               --
Salomon Brothers U.S. Government Portfolio
 (10,031,703 shares; cost $123,175,925)................               --
                                                          --------------
Total investments......................................       20,313,088
Cash and Accounts Receivable...........................               --
                                                          --------------
Total assets...........................................       20,313,088
LIABILITIES:
Due to Metropolitan Life Insurance Company.............            5,617
                                                          --------------
NET ASSETS.............................................   $   20,307,471
                                                          ==============
Outstanding Units (In Thousands).......................            2,351
Unit Fair Values.......................................   $8.10 to $8.86

                      See Notes to Financial Statements.

                               SALOMON BROTHERS
            HARRIS OAKMARK      STRATEGIC BOND     SALOMON BROTHERS
             FOCUSED VALUE       OPPORTUNITIES      U.S. GOVERNMENT
          INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
          ------------------- ------------------- -------------------

           $             --    $             --    $             --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                         --                  --                  --

                327,717,468                  --                  --

                         --         141,549,016                  --

                         --                  --         124,362,772
           ----------------    ----------------    ----------------
                327,717,468         141,549,016         124,362,772
                         --                  --                  --
           ----------------    ----------------    ----------------
                327,717,468         141,549,016         124,362,772
                    100,853              71,582              55,862
           ----------------    ----------------    ----------------
           $    327,616,615    $    141,477,434    $    124,306,910
           ================    ================    ================
                      9,659               7,028               7,714
           $10.99 to $35.89    $18.05 to $21.19    $14.41 to $17.30

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                                          FI                  MFS         STATE STREET RESEARCH
                                                                     VALUE LEADERS       TOTAL RETURN       LARGE CAP GROWTH
                                                                  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                                                  ------------------- ------------------- ---------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................  $     22,608,481    $             --     $             --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                --          71,311,232                   --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                --                  --            5,613,463
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                --                  --                   --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                --                  --                   --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                --                  --                   --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                --                  --                   --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                --                  --                   --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                --                  --                   --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                --                  --                   --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                --                  --                   --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................                --                  --                   --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                --                  --                   --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                --                  --                   --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                --                  --                   --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                --                  --                   --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                --                  --                   --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                --                  --                   --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                --                  --                   --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                --                  --                   --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                --                  --                   --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                --                  --                   --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................                --                  --                   --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                --                  --                   --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................                --                  --                   --
                                                                   ----------------    ----------------     ----------------
Total investments................................................        22,608,481          71,311,232            5,613,463
Cash and Accounts Receivable.....................................                --                  --                   --
                                                                   ----------------    ----------------     ----------------
Total assets.....................................................        22,608,481          71,311,232            5,613,463
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................            11,064              13,160                3,247
                                                                   ----------------    ----------------     ----------------
NET ASSETS.......................................................  $     22,597,417    $     71,298,072     $      5,610,216
                                                                   ================    ================     ================
Outstanding Units (In Thousands).................................               857               2,313                  302
Unit Fair Values.................................................  $11.43 to $27.67    $10.94 to $46.05     $11.06 to $26.07

                                                                       FIDELITY
                                                                     MONEY MARKET
                                                                  INVESTMENT DIVISION
                                                                  -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................     $       --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................             --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................             --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................      7,739,157
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................             --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................             --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................             --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................             --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................             --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................             --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................             --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................             --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................             --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................             --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................             --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................             --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................             --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................             --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................             --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................             --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................             --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................             --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................             --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................             --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................             --
                                                                      ----------
Total investments................................................      7,739,157
Cash and Accounts Receivable.....................................             --
                                                                      ----------
Total assets.....................................................      7,739,157
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................             --
                                                                      ----------
NET ASSETS.......................................................     $7,739,157
                                                                      ==========
Outstanding Units (In Thousands).................................            509
Unit Fair Values.................................................     $    15.22

                      See Notes to Financial Statements.

     FIDELITY              FIDELITY              FIDELITY               FIDELITY            CALVERT SOCIAL
   EQUITY-INCOME            GROWTH               OVERSEAS         INVESTMENT GRADE BOND        BALANCED
INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
-------------------   -------------------   -------------------   ---------------------   -------------------

   $         --          $         --           $        --            $        --         $             --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

    133,865,570                    --                    --                     --                       --

             --           157,101,539                    --                     --                       --

             --                    --            31,060,853                     --                       --

                                                                        21,620,889                       --

             --                    --                    --                     --               58,295,174

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --

             --                    --                    --                     --                       --
   ------------          ------------           -----------            -----------         ----------------
    133,865,570           157,101,539            31,060,853             21,620,889               58,295,174
             --                    --                    --                     --                       --
   ------------          ------------           -----------            -----------         ----------------
    133,865,570           157,101,539            31,060,853             21,620,889               58,295,174
             --                    --                    --                  9,080                      456
   ------------          ------------           -----------            -----------         ----------------
   $133,865,570          $157,101,539           $31,060,853            $21,611,809         $     58,294,718
   ============          ============           ===========            ===========         ================
          3,182                 4,247                 1,403                    942                    2,197
   $      42.08          $      36.99           $     22.15            $     22.93         $20.92 to $27.11

  CALVERT SOCIAL          LORD ABBETT
  MID CAP GROWTH        BOND DEBENTURE
INVESTMENT DIVISION   INVESTMENT DIVISION
-------------------   -------------------

    $        --        $             --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

     13,688,219                      --

             --             125,775,501

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --

             --                      --
    -----------        ----------------
     13,688,219             125,775,501
            714                      --
    -----------        ----------------
     13,688,933             125,775,501
             --                  39,197
    -----------        ----------------
    $13,688,933        $    125,736,304
    ===========        ================
            506                   9,177
    $     27.07        $12.27 to $21.73

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                                     MFS RESEARCH        T. ROWE PRICE           PIMCO
                                                                     INTERNATIONAL      MID-CAP GROWTH       TOTAL RETURN
                                                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                  ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................  $             --     $            --    $             --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                --                  --                  --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                --                  --                  --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                --                  --                  --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                --                  --                  --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                --                  --                  --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                --                  --                  --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                --                  --                  --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                --                  --                  --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                --                  --                  --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                --                  --                  --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................        31,730,774                  --                  --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                --          63,024,124                  --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                --                  --         298,518,452
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                --                  --                  --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                --                  --                  --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                --                  --                  --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                --                  --                  --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                --                  --                  --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                --                  --                  --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                --                  --                  --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                --                  --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................                --                  --                  --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                --                  --                  --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................                --                  --                  --
                                                                   ----------------     ---------------    ----------------
Total investments................................................        31,730,774          63,024,124         298,518,452
Cash and Accounts Receivable.....................................                --                  --                  --
                                                                   ----------------     ---------------    ----------------
Total assets.....................................................        31,730,774          63,024,124         298,518,452
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................            12,065              22,907             131,927
                                                                   ----------------     ---------------    ----------------
NET ASSETS.......................................................  $     31,718,709     $    63,001,217    $    298,386,525
                                                                   ================     ===============    ================
Outstanding Units (In Thousands).................................             2,757               8,669              24,586
Unit Fair Values.................................................  $10.81 to $11.91     $6.87 to $11.51    $11.61 to $12.52

                                                                         PIMCO
                                                                    PEA INNOVATION
                                                                  INVESTMENT DIVISION
                                                                  -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................   $           --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................               --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................               --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................               --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................               --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................               --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................               --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................               --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................               --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................               --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................               --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................               --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................               --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................               --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................       54,291,522
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................               --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................               --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................               --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................               --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................               --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................               --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................               --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................               --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................               --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................               --
                                                                    --------------
Total investments................................................       54,291,522
Cash and Accounts Receivable.....................................               --
                                                                    --------------
Total assets.....................................................       54,291,522
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................           19,297
                                                                    --------------
NET ASSETS.......................................................   $   54,272,225
                                                                    ==============
Outstanding Units (In Thousands).................................           11,147
Unit Fair Values.................................................   $4.19 to $5.41

                      See Notes to Financial Statements.

                 MET/AIM             MET/AIM         HARRIS OAKMARK        OPPENHEIMER             JANUS
           MID CAP CORE EQUITY  SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION  AGGRESSIVE GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
           ------------------- ------------------- ------------------- -------------------- -------------------

            $             --    $             --    $             --      $           --      $            --


                          --                  --                  --                  --                   --


                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                  34,169,723                  --                  --                  --                   --

                          --          14,157,000                  --                  --                   --

                          --                  --          65,786,477                  --                   --

                          --                  --                  --             357,357                   --

                          --                  --                  --                  --           20,723,726

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --

                          --                  --                  --                  --                   --
            ----------------    ----------------    ----------------      --------------      ---------------
                  34,169,723          14,157,000          65,786,477             357,357           20,723,726
                          --                  --                  --                  --                   --
            ----------------    ----------------    ----------------      --------------      ---------------
                  34,169,723          14,157,000          65,786,477             357,357           20,723,726
                      15,917              27,591              31,033                 244                5,750
            ----------------    ----------------    ----------------      --------------      ---------------
            $     34,153,806    $     14,129,409    $     65,755,444      $      357,113      $    20,717,976
            ================    ================    ================      ==============      ===============
                       2,505               1,154               4,687                  42                2,836
            $10.95 to $13.82    $10.86 to $12.50    $11.70 to $14.23      $8.34 to $8.44      $6.93 to $11.00

              THIRD AVENUE      NEUBERGER BERMAN
             SMALL CAP VALUE       REAL ESTATE
           INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- -------------------

            $             --    $             --


                          --                  --


                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                          --                  --

                     403,859                  --

                          --          58,003,588

                          --                  --

                          --                  --

                          --                  --
            ----------------    ----------------
                     403,859          58,003,588
                          --                  --
            ----------------    ----------------
                     403,859          58,003,588
                         269             106,602
            ----------------    ----------------
            $        403,590    $     57,896,986
            ================    ================
                          28               4,509
            $14.26 to $14.42    $12.76 to $12.89

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                                    AMERICAN FUNDS      AMERICAN FUNDS
                                                                        GROWTH           GROWTH-INCOME
                                                                  INVESTMENT DIVISION INVESTMENT DIVISION
                                                                  ------------------- -------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943).............................. $               --   $              --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                 --                  --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                 --                  --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                 --                  --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                 --                  --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                 --                  --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                 --                  --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                 --                  --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                 --                  --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                 --                  --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                 --                  --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                 --                  --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................                 --                  --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                 --                  --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                 --                  --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                 --                  --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                 --                  --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                 --                  --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                 --                  --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                 --                  --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                 --                  --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                 --                  --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                 --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................        542,321,615                  --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                 --         506,315,598
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................                 --                  --
                                                                  ------------------   -----------------
Total investments................................................        542,321,615         506,315,598
Cash and Accounts Receivable.....................................                 --                  --
                                                                  ------------------   -----------------
Total assets.....................................................        542,321,615         506,315,598
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................            238,954             352,301
                                                                  ------------------   -----------------
NET ASSETS....................................................... $      542,082,661   $     505,963,297
                                                                  ==================   =================
Outstanding Units (In Thousands).................................              4,246               5,182
Unit Fair Values................................................. $100.66 to $143.62   $76.86 to $109.66

                                                                        AMERICAN FUNDS
                                                                  GLOBAL SMALL CAPITALIZATION
                                                                      INVESTMENT DIVISION
                                                                  ---------------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
FI Value Leaders Portfolio
 (128,516 shares; cost $19,626,943)..............................      $             --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                    --
State Street Research Large Cap Growth Portfolio
 (279,530 shares; cost $5,185,145)...............................                    --
MFS Total Return Portfolio
 (482,865 shares; cost $65,266,004)..............................                    --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (7,739,157 shares; cost $7,739,157).............................                    --
Fidelity VIP Equity-Income Portfolio
 (5,276,530 shares; cost $120,814,102)...........................                    --
Fidelity VIP Growth Portfolio
 (4,907,890 shares; cost $194,486,107)...........................                    --
Fidelity VIP Overseas Portfolio
 (1,772,880 shares; cost $24,553,241)............................                    --
Fidelity VIP Investment Grade Bond Portfolio
 (1,631,765 shares; cost $21,374,932)............................                    --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,140,584 shares; cost $59,740,580)...........................                    --
Calvert Social Mid Cap Growth Portfolio
 (519,280 shares; cost $13,594,230)..............................                    --
METLIFE INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (9,979,941 shares; cost $114,311,324)...........................                    --
MFS Research International Portfolio
 (2,710,125 shares; cost $25,919,435)............................                    --
T. Rowe Price Mid Cap Growth Portfolio
 (8,372,945 shares; cost $51,429,817)............................                    --
PIMCO Total Return Portfolio
 (26,269,916 shares; cost $300,219,981)..........................                    --
PIMCO PEA Innovation Portfolio
 (11,785,811 shares; cost $55,383,435)...........................                    --
Met/AIM Mid Cap Core Equity Portfolio
 (2,424,162 shares; cost $29,489,517)............................                    --
Met/AIM Small Cap Growth Portfolio
 (1,106,734 shares; cost $12,646,726)............................                    --
Harris Oakmark International Portfolio
 (4,602,445 shares; cost $57,717,570)............................                    --
Oppenheimer Capital Appreciation Portfolio
 (43,003 shares; cost $350,776)..................................                    --
Janus Aggressive Growth Portfolio
 (2,716,564 shares; cost $17,138,670)............................                    --
Third Avenue Small Cap Value Portfolio
 (28,126 shares; cost $351,517)..................................                    --
Neuberger Berman Real Estate Portfolio
 (4,651,451 shares; cost $52,617,140)............................                    --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (10,612,947 shares; cost $452,581,055)..........................                    --
American Funds Growth--Income Portfolio
 (13,818,657 shares; cost $434,718,220)..........................                    --
American Funds Global Small Capitalization Portfolio
 (9,216,269 shares; cost $125,667,882)...........................           156,860,898
                                                                       ----------------
Total investments................................................           156,860,898
Cash and Accounts Receivable.....................................                    --
                                                                       ----------------
Total assets.....................................................           156,860,898
LIABILITIES:
Due to Metropolitan Life Insurance Company.......................                71,786
                                                                       ----------------
NET ASSETS.......................................................      $    156,789,112
                                                                       ================
Outstanding Units (In Thousands).................................                 8,038
Unit Fair Values.................................................      $18.07 to $20.25

                      See Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                   STATE STREET RESEARCH
                                                                                     INVESTMENT TRUST        VARIABLE B
                                                                                    INVESTMENT DIVISION  INVESTMENT DIVISION
                                                                                   --------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $ 10,400,525          $   307,845
  Expenses........................................................................       17,541,421              383,687
                                                                                       ------------          -----------
Net investment (loss) income . ...................................................       (7,140,896)             (75,842)
                                                                                       ------------          -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................      (44,962,786)          (1,899,235)
Change in net unrealized appreciation (depreciation) of investments for the period      176,732,096            5,491,417
                                                                                       ------------          -----------
Net realized and unrealized gains (losses) on investments.........................      131,769,310            3,592,182
                                                                                       ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $124,628,414          $ 3,516,340
                                                                                       ============          ===========

                                                                                       VARIABLE C
                                                                                   INVESTMENT DIVISION
                                                                                   -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................      $  8,452
  Expenses........................................................................            --
                                                                                        --------
Net investment (loss) income . ...................................................         8,452
                                                                                        --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................       (22,790)
Change in net unrealized appreciation (depreciation) of investments for the period       261,738
                                                                                        --------
Net realized and unrealized gains (losses) on investments.........................       238,948
                                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................      $247,400
                                                                                        ========

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

STATE STREET RESEARCH STATE STREET RESEARCH       METLIFE               FI                    FI               T. ROWE PRICE
     DIVERSIFIED        AGGRESSIVE GROWTH       STOCK INDEX     INTERNATIONAL STOCK  MID CAP OPPORTUNITIES   SMALL CAP GROWTH
 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (C) INVESTMENT DIVISION
 -------------------  --------------------- ------------------- ------------------- ----------------------- -------------------
    $ 28,562,874          $         --         $ 24,465,796         $ 2,469,520          $   3,370,497          $        --
      19,003,210             8,715,515           35,896,728           2,295,566              8,002,944            2,886,757
    ------------          ------------         ------------         -----------          -------------          -----------
       9,559,664            (8,715,515)         (11,430,932)            173,954             (4,632,447)          (2,886,757)
    ------------          ------------         ------------         -----------          -------------          -----------
     (25,985,770)          (52,857,172)         (28,356,853)          2,409,577           (102,085,595)           7,563,645
     117,956,645           138,645,041          302,459,985          26,889,569            205,109,137           16,778,755
    ------------          ------------         ------------         -----------          -------------          -----------
      91,970,875            85,787,869          274,103,132          29,299,146            103,023,542           24,342,400
    ------------          ------------         ------------         -----------          -------------          -----------
    $101,530,539          $ 77,072,354         $262,672,200         $29,473,100          $  98,391,095          $21,455,643
    ============          ============         ============         ===========          =============          ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                         SCUDDER         HARRIS OAKMARK
                                                                                      GLOBAL EQUITY      LARGE CAP VALUE
                                                                                   INVESTMENT DIVISION INVESTMENT DIVISION
                                                                                   ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $ 2,576,909         $ 1,616,336
  Expenses........................................................................       1,966,965           4,420,518
                                                                                       -----------         -----------
Net investment (loss) income......................................................         609,944          (2,804,182)
                                                                                       -----------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................      (1,697,535)          3,097,584
Change in net unrealized appreciation (depreciation) of investments for the period      23,648,969          33,885,461
                                                                                       -----------         -----------
Net realized and unrealized gains (losses) on investments.........................      21,951,434          36,983,045
                                                                                       -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................................     $22,561,378         $34,178,863
                                                                                       ===========         ===========

                                                                                   NEUBERGER BERMAN PARTNERS
                                                                                         MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                                                   -------------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................        $ 7,472,322
  Expenses........................................................................          3,325,482
                                                                                          -----------
Net investment (loss) income......................................................          4,146,840
                                                                                          -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................          3,180,947
Change in net unrealized appreciation (depreciation) of investments for the period         48,343,689
                                                                                          -----------
Net realized and unrealized gains (losses) on investments.........................         51,524,636
                                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................................        $55,671,476
                                                                                          ===========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

   T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL           MET/PUTNAM      STATE STREET RESEARCH
 LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            VOYAGER              AURORA
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
    $   301,644         $13,134,413          $ 1,569,812         $ 1,045,955         $    30,176          $        --
      1,981,811           6,393,551            2,740,553           2,776,254             407,111            5,984,230
    -----------         -----------          -----------         -----------         -----------          -----------
     (1,680,167)          6,740,862           (1,170,741)         (1,730,299)           (376,935)          (5,984,230)
    -----------         -----------          -----------         -----------         -----------          -----------
     (4,389,614)          3,589,529           10,359,786           7,021,907          (1,264,904)           6,130,655
     19,581,116           4,595,110           26,986,318          27,429,087           2,765,224           62,861,204
    -----------         -----------          -----------         -----------         -----------          -----------
     15,191,502           8,184,639           37,346,104          34,450,994           1,500,320           68,991,859
    -----------         -----------          -----------         -----------         -----------          -----------
    $13,511,335         $14,925,501          $36,175,363         $32,720,695         $ 1,123,385          $63,007,629
    ===========         ===========          ===========         ===========         ===========          ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004



                                                METLIFE MID CAP   FRANKLIN TEMPLETON  STATE STREET RESEARCH
                                                  STOCK INDEX      SMALL CAP GROWTH      LARGE CAP VALUE
                                              INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                              ------------------- ------------------- ---------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends...................................     $ 1,666,391         $       --           $       --
 Expenses....................................       2,674,200            458,387              442,057
                                                  -----------         ----------           ----------
Net investment (loss) income . ..............      (1,007,809)          (458,387)            (442,057)
                                                  -----------         ----------           ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized (losses) gains from security
 transactions . . ...........................      12,079,529          2,377,340            1,384,652
Change in net unrealized appreciation
 (depreciation) of investments for the period      16,882,194          1,384,591            3,494,201
                                                  -----------         ----------           ----------
Net realized and unrealized gains (losses)
 on investments . ...........................      28,961,723          3,761,931            4,878,853
                                                  -----------         ----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................     $27,953,914         $3,303,544           $4,436,796
                                                  ===========         ==========           ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.


STATE STREET RESEARCH STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES            MFS                   MFS
     BOND INCOME          MONEY MARKET         VENTURE VALUE         SMALL CAP        INVESTORS TRUST      RESEARCH MANAGERS
 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A)
 -------------------  --------------------- ------------------- ------------------- ------------------- -----------------------
    $ 27,060,018            $ 160,439           $   718,562         $       --          $   67,427             $  23,105
       5,963,933              269,012             1,799,016            398,843             224,476                19,757
    ------------            ---------           -----------         ----------          ----------             ---------
      21,096,085             (108,573)           (1,080,454)          (398,843)           (157,049)                3,348
    ------------            ---------           -----------         ----------          ----------             ---------
       3,787,224                   --              (332,122)           858,524             222,457               282,473
     (10,708,680)                  --            17,314,337          4,270,848           1,836,424              (297,729)
    ------------            ---------           -----------         ----------          ----------             ---------
      (6,921,456)                  --            16,982,215          5,129,372           2,058,881               (15,256)
    ------------            ---------           -----------         ----------          ----------             ---------
    $ 14,174,629            $(108,573)          $15,901,761         $4,730,529          $1,901,832             $ (11,908)
    ============            =========           ===========         ==========          ==========             =========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                        SALOMON BROTHERS
                                                                                     HARRIS OAKMARK      STRATEGIC BOND
                                                                                      FOCUSED VALUE       OPPORTUNITIES
                                                                                   INVESTMENT DIVISION INVESTMENT DIVISION
                                                                                   ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $ 3,022,017         $3,207,358
  Expenses........................................................................       3,694,640          1,542,238
                                                                                       -----------         ----------
Net investment (loss) income . ...................................................        (672,623)         1,665,120
                                                                                       -----------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................       5,382,111          1,546,510
Change in net unrealized appreciation (depreciation) of investments for the period      19,999,547          2,945,911
                                                                                       -----------         ----------
Net realized and unrealized gains (losses) on investments . ......................      25,381,658          4,492,421
                                                                                       -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $24,709,035         $6,157,541
                                                                                       ===========         ==========

                                                                                    SALOMON BROTHERS
                                                                                     U.S. GOVERNMENT
                                                                                   INVESTMENT DIVISION
                                                                                   -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $2,223,254
  Expenses........................................................................      1,379,900
                                                                                       ----------
Net investment (loss) income . ...................................................        843,354
                                                                                       ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions . . .......................        208,641
Change in net unrealized appreciation (depreciation) of investments for the period        612,479
                                                                                       ----------
Net realized and unrealized gains (losses) on investments . ......................        821,120
                                                                                       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $1,664,474
                                                                                       ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.


        FI                FI MID CAP                MFS         STATE STREET RESEARCH      FIDELITY            FIDELITY
   VALUE LEADERS         OPPORTUNITIES         TOTAL RETURN       LARGE CAP GROWTH       MONEY MARKET        EQUITY-INCOME
INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ----------------------- ------------------- --------------------- ------------------- -------------------
    $  171,085            $ 2,133,001           $ 1,442,939           $     --              $93,246           $ 2,517,063
       203,418                212,183               584,315             22,467               74,480             1,272,204
    ----------            -----------           -----------           --------              -------           -----------
       (32,333)             1,920,818               858,624            (22,467)              18,766             1,244,859
    ----------            -----------           -----------           --------              -------           -----------
       404,323                740,916            (5,108,663)            20,664                   --             2,598,754
     1,741,944             (3,679,121)           10,110,705            422,639                   --             9,102,225
    ----------            -----------           -----------           --------              -------           -----------
     2,146,267             (2,938,205)            5,002,042            443,303                   --            11,700,979
    ----------            -----------           -----------           --------              -------           -----------
    $2,113,934            $(1,017,387)          $ 5,860,666           $420,836              $18,766           $12,945,838
    ==========            ===========           ===========           ========              =======           ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                 FIDELITY            FIDELITY
                                                                                  GROWTH             OVERSEAS
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $   423,585         $  316,613
  Expenses.................................................................       1,581,494            281,192
                                                                                -----------         ----------
Net investment (loss) income...............................................      (1,157,909)            35,421
                                                                                -----------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.....................      (1,034,139)           358,850
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................       5,682,518          3,068,346
                                                                                -----------         ----------
Net realized and unrealized gains (losses) on investments..................       4,648,379          3,427,196
                                                                                -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $ 3,490,470         $3,462,617
                                                                                ===========         ==========

                                                                                  FIDELITY
                                                                            INVESTMENT GRADE BOND
                                                                             INVESTMENT DIVISION
                                                                            ---------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................      $1,595,027
  Expenses.................................................................         218,608
                                                                                 ----------
Net investment (loss) income...............................................       1,376,419
                                                                                 ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.....................         250,624
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................        (900,086)
                                                                                 ----------
Net realized and unrealized gains (losses) on investments..................        (649,462)
                                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................      $  726,957
                                                                                 ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

             CALVERT SOCIAL      CALVERT SOCIAL        LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                BALANCED         MID CAP GROWTH      BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- ------------------- ------------------- ------------------- -------------------
               $  957,804          $       --          $4,041,205          $   66,703          $       --
                  652,189             128,066           1,384,364             297,332             619,252
               ----------          ----------          ----------          ----------          ----------
                  305,615            (128,066)          2,656,841            (230,629)           (619,252)
               ----------          ----------          ----------          ----------          ----------
                  114,758            (300,748)          2,179,729           1,788,312             304,968

                3,350,274           1,474,813           2,665,360           2,695,583           8,336,804
               ----------          ----------          ----------          ----------          ----------
                3,465,032           1,174,065           4,845,089           4,483,895           8,641,772
               ----------          ----------          ----------          ----------          ----------

               $3,770,647          $1,045,999          $7,501,930          $4,253,266          $8,022,520
               ==========          ==========          ==========          ==========          ==========

                                      PIMCO
           PIMCO TOTAL RETURN    PEA INNOVATION
           INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- -------------------
               $18,681,206         $    41,165
                 3,298,271             724,626
               -----------         -----------
                15,382,935            (683,461)
               -----------         -----------
                 2,455,287           3,020,599

                (8,630,533)         (6,843,564)
               -----------         -----------
                (6,175,246)         (3,822,965)
               -----------         -----------

               $ 9,207,689         $(4,506,426)
               ===========         ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                         MET/AIM             MET/AIM
                                                                                   MID CAP CORE EQUITY  SMALL CAP GROWTH
                                                                                   INVESTMENT DIVISION INVESTMENT DIVISION
                                                                                   ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $       --           $      --
  Expenses........................................................................        374,199             146,620
                                                                                       ----------           ---------
Net investment (loss) income......................................................       (374,199)           (146,620)
                                                                                       ----------           ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................      1,535,292             497,811
Change in net unrealized appreciation (depreciation) of investments for the period      2,286,153             363,802
                                                                                       ----------           ---------
Net realized and unrealized gains (losses) on investments.........................      3,821,445             861,613
                                                                                       ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $3,447,246           $ 714,993
                                                                                       ==========           =========

                                                                                     HARRIS OAKMARK
                                                                                      INTERNATIONAL
                                                                                   INVESTMENT DIVISION
                                                                                   -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................................................     $    5,443
  Expenses........................................................................        448,253
                                                                                       ----------
Net investment (loss) income......................................................       (442,810)
                                                                                       ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions............................      1,091,842
Change in net unrealized appreciation (depreciation) of investments for the period      6,827,093
                                                                                       ----------
Net realized and unrealized gains (losses) on investments.........................      7,918,935
                                                                                       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $7,476,125
                                                                                       ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

               OPPENHEIMER             JANUS           THIRD AVENUE        NEUBERGER BERMAN       AMERICAN FUNDS
           CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE         REAL ESTATE             GROWTH
           INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION
           -------------------  ------------------- ------------------- ----------------------- -------------------
                 $17,831            $       --            $ 8,719             $2,170,898            $   833,905
                   2,485               232,795              2,670                216,728              5,698,493
                 -------            ----------            -------             ----------            -----------
                  15,346              (232,795)             6,049              1,954,170             (4,864,588)
                 -------            ----------            -------             ----------            -----------
                   5,647               900,838             25,508                135,475              1,453,966
                  (3,066)              712,002             27,654              5,386,448             51,327,471
                 -------            ----------            -------             ----------            -----------
                   2,581             1,612,840             53,162              5,521,923             52,781,437
                 -------            ----------            -------             ----------            -----------
                 $17,927            $1,380,045            $59,211             $7,476,093            $47,916,849
                 =======            ==========            =======             ==========            ===========

             AMERICAN FUNDS          AMERICAN FUNDS
              GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
           INVESTMENT DIVISION     INVESTMENT DIVISION
           ------------------- ---------------------------
               $ 4,041,305             $        --
                 5,460,077               1,547,458
               -----------             -----------
                (1,418,772)             (1,547,458)
               -----------             -----------
                   880,993               2,309,497
                37,319,953              20,334,044
               -----------             -----------
                38,200,946              22,643,541
               -----------             -----------
               $36,782,174             $21,096,083
               ===========             ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                   STATE STREET RESEARCH
                                                     INVESTMENT TRUST                VARIABLE B
                                                    INVESTMENT DIVISION          INVESTMENT DIVISION
                                              ------------------------------  ------------------------
                                                 FOR THE         FOR THE        FOR THE      FOR THE
                                                YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED
                                               DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                                   2004            2003           2004         2003
                                              --------------  --------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income................ $   (7,140,896) $   (4,971,381) $   (75,842) $   (23,250)
 Net realized (losses) gains from security
   transactions..............................    (44,962,786)    (51,948,303)  (1,899,235)     (87,630)
 Change in net unrealized appreciation
   (deprecation) of investments..............    176,732,096     381,723,777    5,491,417   10,203,802
                                              --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations.................    124,628,414     324,804,093    3,516,340   10,092,922
                                              --------------  --------------  -----------  -----------
From capital transactions:
 Net premiums................................     59,827,094      63,137,295       60,228       67,023
 Redemptions.................................   (126,463,041)   (104,074,277)  (4,454,805)  (4,342,568)
                                              --------------  --------------  -----------  -----------
 Total net (redemptions) premiums............    (66,635,947)    (40,936,982)  (4,394,577)  (4,275,545)
 Net Investment Division transfers...........    (65,144,021)    (43,074,690)       2,626         (140)
 Net other transfers.........................     (5,882,892)       (430,069)  (3,607,812)     (14,168)
                                              --------------  --------------  -----------  -----------
 Net (decrease) increase in net assets
   resulting from capital transactions.......   (137,662,860)    (84,441,741)  (7,999,763)  (4,289,853)
                                              --------------  --------------  -----------  -----------
NET CHANGE IN NET ASSETS.....................    (13,034,446)    240,362,352   (4,483,423)   5,803,069
NET ASSETS-BEGINNING OF PERIOD...............  1,436,555,863   1,196,193,511   42,740,424   36,937,355
                                              --------------  --------------  -----------  -----------
NET ASSETS-END OF PERIOD..................... $1,423,521,417  $1,436,555,863  $38,257,001  $42,740,424
                                              ==============  ==============  ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

                               STATE STREET RESEARCH         STATE STREET RESEARCH                METLIFE
       VARIABLE C                   DIVERSIFIED                AGGRESSIVE GROWTH                STOCK INDEX
   INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
------------------------  ------------------------------  --------------------------  ------------------------------
  FOR THE      FOR THE       FOR THE         FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
 YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
    2004         2003          2004            2003           2004          2003           2004            2003
------------ ------------ --------------  --------------  ------------  ------------  --------------  --------------
 $    8,452   $   11,148  $    9,559,664  $   35,848,904  $ (8,715,515) $ (7,613,965) $  (11,430,932) $   11,453,758
    (22,790)    (124,815)    (25,985,770)    (31,412,838)  (52,857,172)  (50,309,882)    (28,356,853)    (53,844,908)
    261,738      437,744     117,956,645     242,513,455   138,645,041   261,042,381     302,459,985     608,946,757
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    247,400      324,077     101,530,539     246,949,521    77,072,354   203,118,534     262,672,200     566,555,607
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
      5,000           --      75,678,753      66,058,422    30,149,651    32,254,333     266,044,198     175,233,071
    (86,530)    (343,872)   (144,227,251)   (131,519,745)  (61,310,580)  (51,225,765)   (243,823,569)   (200,036,170)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    (81,530)    (343,872)    (68,548,498)    (65,461,323)  (31,160,929)  (18,971,432)     22,220,629     (24,803,099)
  1,244,322           --     (41,122,479)    (34,785,834)  (27,843,622)   (4,796,588)    147,806,715      34,421,305
    (15,425)       2,192      (4,065,997)     (1,069,104)     (636,876)     (145,565)     (1,385,373)       (602,680)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
  1,147,367     (341,680)   (113,736,974)   (101,316,261)  (59,641,427)  (23,913,585)    168,641,971       9,015,526
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
  1,394,767      (17,603)    (12,206,435)    145,633,260    17,430,927   179,204,949     431,314,171     575,571,133
  1,176,831    1,194,434   1,521,354,910   1,375,721,650   718,243,154   539,038,205   2,724,568,861   2,148,997,728
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
 $2,571,598   $1,176,831  $1,509,148,475  $1,521,354,910  $735,674,081  $718,243,154  $3,155,883,032  $2,724,568,861
 ==========   ==========  ==============  ==============  ============  ============  ==============  ==============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         FI
                                                                                 INTERNATIONAL STOCK
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $    173,954  $   (853,930)
  Net realized (losses) gains from security transactions....................    2,409,577    (3,654,434)
  Change in net unrealized appreciation (deprecation) of investments........   26,889,569    43,384,235
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   29,473,100    38,875,871
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   13,165,683    13,831,722
  Redemptions...............................................................  (14,525,685)  (12,738,800)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   (1,360,002)    1,092,922
  Net Investment Division transfers.........................................   (5,316,894)   (7,253,378)
  Net other transfers.......................................................     (170,037)      176,802
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.   (6,846,933)   (5,983,654)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   22,626,167    32,892,217
NET ASSETS-BEGINNING OF PERIOD..............................................  181,194,465   148,302,248
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $203,820,632  $181,194,465
                                                                             ============  ============

                                                                                          FI
                                                                                 MID CAP OPPORTUNITIES
                                                                                INVESTMENT DIVISION (C)
                                                                             ----------------------------
                                                                                FOR THE        FOR THE
                                                                               YEAR ENDED     YEAR ENDED
                                                                              DECEMBER 31,   DECEMBER 31,
                                                                                  2004           2003
                                                                             -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (4,632,447) $  (7,034,274)
  Net realized (losses) gains from security transactions....................  (102,085,595)  (139,959,603)
  Change in net unrealized appreciation (deprecation) of investments........   205,109,137    311,391,820
                                                                             -------------  -------------
  Net increase (decrease) in net assets resulting from operations...........    98,391,095    164,397,943
                                                                             -------------  -------------
From capital transactions:
  Net premiums..............................................................    44,670,180     46,884,950
  Redemptions...............................................................   (54,743,591)   (41,879,588)
                                                                             -------------  -------------
  Total net (redemptions) premiums..........................................   (10,073,411)     5,005,362
  Net Investment Division transfers.........................................   (19,247,839)   (46,389,289)
  Net other transfers.......................................................      (512,635)      (215,070)
                                                                             -------------  -------------
  Net (decrease) increase in net assets resulting from capital transactions.   (29,833,885)   (41,598,997)
                                                                             -------------  -------------
NET CHANGE IN NET ASSETS....................................................    68,557,210    122,798,946
NET ASSETS-BEGINNING OF PERIOD..............................................   647,159,872    524,360,926
                                                                             -------------  -------------
NET ASSETS-END OF PERIOD.................................................... $ 715,717,082  $ 647,159,872
                                                                             =============  =============

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

       T. ROWE PRICE                                          HARRIS OAKMARK         NEUBERGER BERMAN PARTNERS
     SMALL CAP GROWTH          SCUDDER GLOBAL EQUITY          LARGE CAP VALUE              MID CAP VALUE
    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------  --------------------------  --------------------------  --------------------------
  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
    2004          2003          2004          2003          2004          2003          2004          2003
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (2,886,757) $ (2,335,750) $    609,944  $  1,246,055  $ (2,804,182) $ (3,145,231) $  4,146,840  $ (1,448,911)
   7,563,645     1,668,839    (1,697,535)   (4,321,394)    3,097,584      (959,107)    3,180,947      (617,781)
  16,778,755    64,011,123    23,648,969    38,079,256    33,885,461    58,920,807    48,343,689    51,860,370
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  21,455,643    63,344,212    22,561,378    35,003,917    34,178,863    54,816,469    55,671,476    49,793,678
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  19,971,152    18,082,765    13,708,095    13,251,847    59,037,436    40,508,482    48,228,588    22,231,495
 (20,622,550)  (14,255,660)  (12,622,942)   (9,588,299)  (24,364,935)  (18,415,211)  (18,649,172)  (10,908,929)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    (651,398)    3,827,105     1,085,153     3,663,548    34,672,501    22,093,271    29,579,416    11,322,566
  (8,814,720)      671,092    (6,183,144)   (5,197,853)   20,318,911    12,156,132    66,518,352     7,888,092
    (165,745)      (88,245)     (114,414)      (29,203)     (392,711)      (85,734)     (197,708)      (34,339)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  (9,631,863)    4,409,952    (5,212,405)   (1,563,508)   54,598,701    34,163,669    95,900,060    19,176,319
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  11,823,780    67,754,164    17,348,973    33,440,409    88,777,564    88,980,138   151,571,536    68,969,997
 231,644,470   163,890,306   155,401,839   121,961,430   306,337,319   217,357,181   206,461,099   137,491,102
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$243,468,250  $231,644,470  $172,750,812  $155,401,839  $395,114,883  $306,337,319  $358,032,635  $206,461,099
============  ============  ============  ============  ============  ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    T. ROWE PRICE
                                                                                  LARGE CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,680,167) $ (1,351,367)
  Net realized (losses) gains from security transactions....................   (4,389,614)   (7,066,639)
  Change in net unrealized appreciation (deprecation) of investments........   19,581,116    39,497,097
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   13,511,335    31,079,091
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   22,185,902    15,035,138
  Redemptions...............................................................  (10,685,360)   (8,530,281)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   11,500,542     6,504,857
  Net Investment Division transfers.........................................    2,063,909     6,427,640
  Net other transfers.......................................................     (200,258)      (42,000)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.   13,364,193    12,890,497
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   26,875,528    43,969,588
NET ASSETS-BEGINNING OF PERIOD..............................................  147,759,339   103,789,751
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $174,634,867  $147,759,339
                                                                             ============  ============

                                                                                   LEHMAN BROTHERS
                                                                                AGGREGATE BOND INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  6,740,862  $ 14,000,807
  Net realized (losses) gains from security transactions....................    3,589,529     5,077,148
  Change in net unrealized appreciation (deprecation) of investments........    4,595,110   (11,859,142)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   14,925,501     7,218,813
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  140,944,197    85,853,107
  Redemptions...............................................................  (39,523,128)  (27,752,614)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................  101,421,069    58,100,493
  Net Investment Division transfers.........................................  101,939,522    28,980,602
  Net other transfers.......................................................     (424,009)      (65,509)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.  202,936,582    87,015,586
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  217,862,083    94,234,399
NET ASSETS-BEGINNING OF PERIOD..............................................  389,701,037   295,466,638
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $607,563,120  $389,701,037
                                                                             ============  ============

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

      MORGAN STANLEY                  RUSSELL                  MET/PUTNAM            STATE STREET RESEARCH
        EAFE INDEX                  2000 INDEX                   VOYAGER                    AURORA
    INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
--------------------------  --------------------------  ------------------------  --------------------------
  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004          2003          2004          2003          2004         2003         2004          2003
------------  ------------  ------------  ------------  ------------ ------------ ------------  ------------
$ (1,170,741) $    415,870  $ (1,730,299) $   (874,916) $  (376,935) $  (353,049) $ (5,984,230) $ (3,540,568)
  10,359,786    (3,520,969)    7,021,907    (8,830,667)  (1,264,904)  (2,921,784)    6,130,655    (2,864,035)
  26,986,318    49,342,779    27,429,087    64,418,850    2,765,224    9,443,243    62,861,204   123,248,992
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  36,175,363    46,237,680    32,720,695    54,713,267    1,123,385    6,168,410    63,007,629   116,844,389
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  57,233,975    39,506,108    37,958,839    28,461,700    3,797,693    4,970,250    81,959,946    47,916,585
 (14,645,027)   (9,873,082)  (14,579,636)  (10,978,651)  (2,721,521)  (1,984,657)  (32,863,058)  (20,626,715)
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  42,588,948    29,633,026    23,379,203    17,483,049    1,076,172    2,985,593    49,096,888    27,289,870
 (26,479,475)    8,384,831   (14,878,786)   18,592,864   (2,367,126)   1,001,452    32,248,065    26,263,843
      96,618        (8,054)      (87,297)      (23,675)         352        5,398        (1,221)      (15,192)
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  16,206,091    38,009,803     8,413,120    36,052,238   (1,290,602)   3,992,443    81,343,732    53,538,521
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
  52,381,454    84,247,483    41,133,815    90,765,505     (167,217)  10,160,853   144,351,361   170,382,910
 189,195,386   104,947,903   200,997,329   110,231,824   33,031,871   22,871,018   398,038,205   227,655,295
------------  ------------  ------------  ------------  -----------  -----------  ------------  ------------
$241,576,840  $189,195,386  $242,131,144  $200,997,329  $32,864,654  $33,031,871  $542,389,566  $398,038,205
============  ============  ============  ============  ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   METLIFE MID CAP
                                                                                     STOCK INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,007,809) $ (1,109,269)
  Net realized (losses) gains from security transactions....................   12,079,529    (1,417,477)
  Change in net unrealized appreciation (deprecation) of investments........   16,882,194    44,800,853
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   27,953,914    42,274,107
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   45,930,000    36,661,368
  Redemptions...............................................................  (13,192,285)   (9,822,949)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   32,737,715    26,838,419
  Net Investment Division transfers.........................................  (30,180,319)   16,847,607
  Net other transfers.......................................................     (215,398)      (13,989)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.    2,341,998    43,672,037
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   30,295,912    85,946,144
NET ASSETS-BEGINNING OF PERIOD..............................................  192,970,729   107,024,585
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $223,266,641  $192,970,729
                                                                             ============  ============

                                                                                FRANKLIN TEMPLETON
                                                                                 SMALL CAP GROWTH
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (458,387) $  (372,241)
  Net realized (losses) gains from security transactions....................   2,377,340      701,362
  Change in net unrealized appreciation (deprecation) of investments........   1,384,591    6,211,744
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   3,303,544    6,540,865
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   7,327,486    5,126,044
  Redemptions...............................................................  (2,697,860)  (1,318,502)
                                                                             -----------  -----------
  Total net (redemptions) premiums..........................................   4,629,626    3,807,542
  Net Investment Division transfers.........................................   1,854,875    7,259,211
  Net other transfers.......................................................        (403)    (116,027)
                                                                             -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.   6,484,098   10,950,726
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................   9,787,642   17,491,591
NET ASSETS-BEGINNING OF PERIOD..............................................  29,155,697   11,664,106
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $38,943,339  $29,155,697
                                                                             ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

  STATE STREET RESEARCH      STATE STREET RESEARCH      STATE STREET RESEARCH              DAVIS
     LARGE CAP VALUE              BOND INCOME               MONEY MARKET               VENTURE VALUE
   INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  --------------------------  ------------------------  --------------------------
  FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004         2003         2004          2003          2004         2003         2004          2003
------------ ------------ ------------  ------------  ------------ ------------ ------------  ------------
$  (442,057) $    17,693  $ 21,096,085  $  9,061,460  $  (108,573) $   (80,030) $ (1,080,454) $   (687,070)
  1,384,652      127,424     3,787,224     4,913,034           --           (4)     (332,122)   (1,860,210)
  3,494,201    2,823,675   (10,708,680)    6,864,418           --            4    17,314,337    23,224,977
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
  4,436,796    2,968,792    14,174,629    20,838,912     (108,573)     (80,030)   15,901,761    20,677,697
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 14,613,294    5,068,830    47,995,908    37,409,336   14,061,842    8,783,935    37,544,591    15,238,546
 (1,998,672)    (384,253)  (43,709,213)  (44,744,642)  (5,819,350)  (2,350,287)   (9,614,619)   (5,241,736)
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 12,614,622    4,684,577     4,286,695    (7,335,306)   8,242,492    6,433,648    27,929,972     9,996,810
 14,217,921    9,029,518    (8,548,592)  (17,667,188)     512,134   (1,179,643)   43,688,641    13,844,488
   (105,463)       3,976      (792,434)     (205,068)      (1,515)         250      (153,737)      (24,579)
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 26,727,080   13,718,071    (5,054,331)  (25,207,562)   8,753,111    5,254,255    71,464,876    23,816,719
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
 31,163,876   16,686,863     9,120,298    (4,368,650)   8,644,538    5,174,225    87,366,637    44,494,416
 19,817,443    3,130,580   470,409,429   474,778,079   14,346,188    9,171,963   103,646,451    59,152,035
-----------  -----------  ------------  ------------  -----------  -----------  ------------  ------------
$50,981,319  $19,817,443  $479,529,727  $470,409,429  $22,990,726  $14,346,188  $191,013,088  $103,646,451
===========  ===========  ============  ============  ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   LOOMIS SAYLES                  MFS
                                                                                     SMALL CAP              INVESTORS TRUST
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003         2004         2003
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (398,843) $  (253,969) $  (157,049) $   (92,750)
  Net realized (losses) gains from security transactions....................     858,524     (546,827)     222,457     (290,848)
  Change in net unrealized appreciation (deprecation) of investments........   4,270,848    6,906,117    1,836,424    2,134,283
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   4,730,529    6,105,321    1,901,832    1,750,685
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Net premiums..............................................................   6,171,683    3,776,996    2,380,110    2,317,523
  Redemptions...............................................................  (1,838,371)  (1,296,199)  (1,428,693)    (600,405)
                                                                             -----------  -----------  -----------  -----------
  Total net (redemptions) premiums..........................................   4,333,312    2,480,797      951,417    1,717,118
  Net Investment Division transfers.........................................   2,499,326    2,592,845    5,418,448    1,832,801
  Net other transfers.......................................................     (22,992)     (17,017)      17,489         (971)
                                                                             -----------  -----------  -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.   6,809,646    5,056,625    6,387,354    3,548,948
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  11,540,175   11,161,946    8,289,186    5,299,633
NET ASSETS-BEGINNING OF PERIOD..............................................  27,095,353   15,933,407   12,018,285    6,718,652
                                                                             -----------  -----------  -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $38,635,528  $27,095,353  $20,307,471  $12,018,285
                                                                             ===========  ===========  ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

            MFS                    HARRIS OAKMARK             SALOMON BROTHERS             SALOMON BROTHERS
     RESEARCH MANAGERS              FOCUSED VALUE        STRATEGIC BOND OPPORTUNITIES      U.S. GOVERNMENT
    INVESTMENT DIVISION          INVESTMENT DIVISION        INVESTMENT DIVISION          INVESTMENT DIVISION
---------------------------  --------------------------  ---------------------------  -------------------------
FOR THE PERIOD    FOR THE      FOR THE       FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
JANUARY 1, 2004  YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
      TO        DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
APRIL 30, 2004      2003         2004          2003          2004           2003          2004          2003
--------------- ------------ ------------  ------------  ------------   ------------  ------------  ------------
  $     3,348    $  (14,724) $   (672,623) $ (2,023,189) $  1,665,120   $   216,008   $    843,354  $   411,932
      282,473      (103,014)    5,382,111       (77,220)    1,546,510       671,005        208,641      667,666
     (297,729)      756,389    19,999,547    52,892,513     2,945,911     4,251,747        612,479   (1,037,454)
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
      (11,908)      638,651    24,709,035    50,792,104     6,157,541     5,138,760      1,664,474       42,144
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
      543,197       644,736    56,173,470    35,437,155    36,671,156    20,293,941     27,855,303   26,073,605
     (135,832)     (183,644)  (19,437,431)  (12,600,981)   (8,426,285)   (4,053,825)    (8,913,847)  (9,094,369)
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
      407,365       461,092    36,736,039    22,836,174    28,244,871    16,240,116     18,941,456   16,979,236
   (4,170,455)      224,134    22,500,708    24,968,029    24,149,899    32,081,138      4,422,581   (8,158,078)
         (442)           61      (141,234)       (5,734)      (47,020)          344        (95,091)     (20,274)
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
   (3,763,532)      685,287    59,095,513    47,798,469    52,347,750    48,321,598     23,268,946    8,800,884
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
   (3,775,440)    1,323,938    83,804,548    98,590,573    58,505,291    53,460,358     24,933,420    8,843,028
    3,775,440     2,451,502   243,812,067   145,221,494    82,972,143    29,511,785     99,373,490   90,530,462
  -----------    ----------  ------------  ------------  ------------   -----------   ------------  -----------
  $        --    $3,775,440  $327,616,615  $243,812,067  $141,477,434   $82,972,143   $124,306,910  $99,373,490
  ===========    ==========  ============  ============  ============   ===========   ============  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        FI
                                                                                   VALUE LEADERS
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $   (32,333)  $  (40,094)
  Net realized (losses) gains from security transactions....................     404,323       51,906
  Change in net unrealized appreciation (deprecation) of investments........   1,741,944    1,239,505
                                                                             -----------   ----------
  Net increase (decrease) in net assets resulting from operations...........   2,113,934    1,251,317
                                                                             -----------   ----------
From capital transactions:
  Net premiums..............................................................   5,817,050    2,611,498
  Redemptions...............................................................    (844,740)    (165,567)
                                                                             -----------   ----------
  Total net (redemptions) premiums..........................................   4,972,310    2,445,931
  Net Investment Division transfers.........................................   5,616,365    5,125,509
  Net other transfers.......................................................        (473)         929
                                                                             -----------   ----------
  Net (decrease) increase in net assets resulting from capital transactions.  10,588,202    7,572,369
                                                                             -----------   ----------
NET CHANGE IN NET ASSETS....................................................  12,702,136    8,823,686
NET ASSETS-BEGINNING OF PERIOD..............................................   9,895,281    1,071,595
                                                                             -----------   ----------
NET ASSETS-END OF PERIOD.................................................... $22,597,417   $9,895,281
                                                                             ===========   ==========

                                                                                      FI MID CAP
                                                                                    OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                                             ---------------------------
                                                                             FOR THE PERIOD    FOR THE
                                                                             JANUARY 1, 2004  YEAR ENDED
                                                                                   TO        DECEMBER 31,
                                                                             APRIL 30, 2004      2003
                                                                             --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income..............................................  $  1,920,818   $   195,041
  Net realized (losses) gains from security transactions....................       740,916       299,370
  Change in net unrealized appreciation (deprecation) of investments........    (3,679,121)    3,645,577
                                                                              ------------   -----------
  Net increase (decrease) in net assets resulting from operations...........    (1,017,387)    4,139,988
                                                                              ------------   -----------
From capital transactions:
  Net premiums..............................................................     5,920,065     6,469,252
  Redemptions...............................................................      (567,005)     (369,043)
                                                                              ------------   -----------
  Total net (redemptions) premiums..........................................     5,353,060     6,100,209
  Net Investment Division transfers.........................................   (23,524,452)   12,287,948
  Net other transfers.......................................................    (6,010,730)       (1,527)
                                                                              ------------   -----------
  Net (decrease) increase in net assets resulting from capital transactions.   (24,182,122)   18,386,630
                                                                              ------------   -----------
NET CHANGE IN NET ASSETS....................................................   (25,199,509)   22,526,618
NET ASSETS-BEGINNING OF PERIOD..............................................    25,199,509     2,672,891
                                                                              ------------   -----------
NET ASSETS-END OF PERIOD....................................................  $         --   $25,199,509
                                                                              ============   ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

           MFS               STATE STREET RESEARCH           FIDELITY                   FIDELITY
       TOTAL RETURN            LARGE CAP GROWTH            MONEY MARKET               EQUITY-INCOME
   INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
-------------------------  ------------------------  ------------------------  --------------------------
  FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004          2003         2004         2003         2004         2003         2004          2003
------------  ------------ ------------ ------------ ------------ ------------ ------------  ------------
$    858,624  $ 1,153,340   $  (22,467)   $  (205)   $    18,766  $    14,960  $  1,244,859  $    826,053
  (5,108,663)    (630,261)      20,664        554             --           --     2,598,754        40,898
  10,110,705    7,016,232      422,639      5,679             --           --     9,102,225    29,506,277
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
   5,860,666    7,539,311      420,836      6,028         18,766       14,960    12,945,838    30,373,228
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
   8,983,793    5,881,660    2,182,639     82,190      3,072,835    1,739,899     8,462,993    11,336,010
  (6,361,232)  (3,868,185)     (92,344)       (18)    (2,632,212)  (4,233,798)  (16,716,260)  (10,534,193)
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
   2,622,561    2,013,475    2,090,295     82,172        440,623   (2,493,899)   (8,253,267)      801,817
  23,404,805   (2,103,734)   3,021,620        568     (1,692,625)     388,542    (5,052,545)   (3,976,916)
 (13,705,381)         976      (11,302)        (1)          (281)        (414)       (4,304)      (16,398)
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
  12,321,985      (89,283)   5,100,613     82,739     (1,252,283)  (2,105,771)  (13,310,116)   (3,191,497)
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
  18,182,651    7,450,028    5,521,449     88,767     (1,233,517)  (2,090,811)     (364,278)   27,181,731
  53,115,421   45,665,393       88,767         --      8,972,674   11,063,485   134,229,848   107,048,117
------------  -----------   ----------    -------    -----------  -----------  ------------  ------------
$ 71,298,072  $53,115,421   $5,610,216    $88,767    $ 7,739,157  $ 8,972,674  $133,865,570  $134,229,848
============  ===========   ==========    =======    ===========  ===========  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      FIDELITY
                                                                                       GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,157,909) $ (1,110,059)
  Net realized (losses) gains from security transactions....................   (1,034,139)     (239,874)
  Change in net unrealized appreciation (deprecation) of investments........    5,682,518    40,777,455
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    3,490,470    39,427,522
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   12,117,109    13,982,063
  Redemptions...............................................................  (15,760,659)  (10,425,047)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   (3,643,550)    3,557,016
  Net Investment Division transfers.........................................   (8,490,878)   (4,173,438)
  Net other transfers.......................................................       (6,456)      (31,505)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.  (12,140,884)     (647,927)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (8,650,414)   38,779,595
NET ASSETS-BEGINNING OF PERIOD..............................................  165,751,953   126,972,358
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $157,101,539  $165,751,953
                                                                             ============  ============

                                                                                     FIDELITY
                                                                                     OVERSEAS
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $    35,421  $   (61,547)
  Net realized (losses) gains from security transactions....................     358,850     (538,173)
  Change in net unrealized appreciation (deprecation) of investments........   3,068,346    8,504,328
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   3,462,617    7,904,608
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   2,807,441    2,566,358
  Redemptions...............................................................  (2,843,715)  (2,032,277)
                                                                             -----------  -----------
  Total net (redemptions) premiums..........................................     (36,274)     534,081
  Net Investment Division transfers.........................................     363,387     (595,043)
  Net other transfers.......................................................      (3,303)      18,920
                                                                             -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.     323,810      (42,042)
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................   3,786,427    7,862,566
NET ASSETS-BEGINNING OF PERIOD..............................................  27,274,426   19,411,860
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $31,060,853  $27,274,426
                                                                             ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

        FIDELITY               CALVERT SOCIAL            CALVERT SOCIAL              LORD ABBETT
  INVESTMENT GRADE BOND           BALANCED               MID CAP GROWTH             BOND DEBENTURE
   INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
------------------------  ------------------------  ------------------------  -------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2004         2003         2004         2003         2004         2003         2004          2003
------------ ------------ ------------ ------------ ------------ ------------ ------------  ------------
$ 1,376,419  $   974,774  $   305,615  $   374,269  $  (128,066) $  (110,083) $  2,656,841  $   576,805
    250,624      524,941      114,758     (232,476)    (300,748)    (611,500)    2,179,729    1,610,670
   (900,086)    (556,229)   3,350,274    7,864,886    1,474,813    3,517,203     2,665,360    9,782,763
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
    726,957      943,486    3,770,647    8,006,679    1,045,999    2,795,620     7,501,930   11,970,238
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
  2,757,530    3,946,431    5,190,647    5,210,237    1,640,326    1,538,762    22,025,628   13,237,392
 (3,553,900)  (2,279,492)  (2,894,509)  (3,307,817)    (846,891)    (793,975)   (9,124,996)  (6,566,042)
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
   (796,370)   1,666,939    2,296,138    1,902,420      793,435      744,787    12,900,632    6,671,350
 (1,303,605)  (1,783,102)    (955,588)  (1,169,380)    (508,974)     (71,392)   11,378,352   18,322,774
    (52,131)          71     (153,071)      13,288       (1,827)     (66,604)     (302,763)     (22,552)
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
 (2,152,106)    (116,092)   1,187,479      746,328      282,634      606,791    23,976,221   24,971,572
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
 (1,425,149)     827,394    4,958,126    8,753,007    1,328,633    3,402,411    31,478,151   36,941,810
 23,036,958   22,209,564   53,336,592   44,583,585   12,360,300    8,957,889    94,258,153   57,316,343
-----------  -----------  -----------  -----------  -----------  -----------  ------------  -----------
$21,611,809  $23,036,958  $58,294,718  $53,336,592  $13,688,933  $12,360,300  $125,736,304  $94,258,153
===========  ===========  ===========  ===========  ===========  ===========  ============  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   MFS RESEARCH              T. ROWE PRICE
                                                                                   INTERNATIONAL            MID-CAP GROWTH
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003         2004         2003
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (230,629) $   (37,530) $  (619,252) $  (268,651)
  Net realized (losses) gains from security transactions....................   1,788,312      (71,037)     304,968   (2,389,442)
  Change in net unrealized appreciation (deprecation) of investments........   2,695,583    3,785,878    8,336,804    8,997,590
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   4,253,266    3,677,311    8,022,520    6,339,497
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Net premiums..............................................................   5,262,574    3,714,816   12,604,936    5,708,798
  Redemptions...............................................................  (1,320,747)    (585,162)  (3,147,804)  (1,701,061)
                                                                             -----------  -----------  -----------  -----------
  Total net (redemptions) premiums..........................................   3,941,827    3,129,654    9,457,132    4,007,737
  Net Investment Division transfers.........................................   6,023,141    2,351,010   10,677,705   10,877,799
  Net other transfers.......................................................        (848)       4,997      (21,566)      (5,074)
                                                                             -----------  -----------  -----------  -----------
  Net (decrease) increase in net assets resulting from capital transactions.   9,964,120    5,485,661   20,113,271   14,880,462
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  14,217,386    9,162,972   28,135,791   21,219,959
NET ASSETS-BEGINNING OF PERIOD..............................................  17,501,323    8,338,351   34,865,426   13,645,467
                                                                             -----------  -----------  -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $31,718,709  $17,501,323  $63,001,217  $34,865,426
                                                                             ===========  ===========  ===========  ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

           PIMCO                      PIMCO                    MET/AIM                   MET/AIM
       TOTAL RETURN               PEA INOVATION          MID CAP CORE EQUITY        SMALL CAP GROWTH
    INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
--------------------------  ------------------------  ------------------------  ------------------------
  FOR THE       FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2004          2003          2004         2003         2004         2003         2004         2003
------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
$ 15,382,935  $  1,933,752  $  (683,461) $  (356,370) $  (374,199) $    23,703  $  (146,620)  $  (64,600)
   2,455,287     3,222,942    3,020,599    2,605,543    1,535,292        1,314      497,811      510,867
  (8,630,533)      187,051   (6,843,564)   8,078,426    2,286,153    2,455,443      363,802    1,186,456
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
   9,207,689     5,343,745   (4,506,426)  10,327,599    3,447,246    2,480,460      714,993    1,632,723
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  69,675,625    57,552,025   10,790,180    7,675,833    7,752,790    4,591,545    3,053,355    2,291,942
 (19,235,265)  (15,443,761)  (4,045,935)  (2,379,053)  (1,652,148)    (531,328)    (609,634)    (161,941)
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  50,440,360    42,108,264    6,744,245    5,296,780    6,100,642    4,060,217    2,443,721    2,130,001
  21,647,228    31,990,246   (1,711,181)  26,614,202    4,799,905    8,864,064    2,370,462    3,086,654
    (128,404)      (25,407)     (71,495)     (14,148)     (12,846)       1,371      (17,653)      (1,060)
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  71,959,184    74,073,103    4,961,569   31,896,834   10,887,701   12,925,652    4,796,530    5,215,595
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
  81,166,873    79,416,848      455,143   42,224,433   14,334,947   15,406,112    5,511,523    6,848,318
 217,219,652   137,802,804   53,817,082   11,592,649   19,818,859    4,412,747    8,617,886    1,769,568
------------  ------------  -----------  -----------  -----------  -----------  -----------   ----------
$298,386,525  $217,219,652  $54,272,225  $53,817,082  $34,153,806  $19,818,859  $14,129,409   $8,617,886
============  ============  ===========  ===========  ===========  ===========  ===========   ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  HARRIS OAKMARK              OPPENHEIMER
                                                                                   INTERNATIONAL         CAPITAL APPRECIATION
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2004         2003         2004         2003
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $  (442,810) $    85,893    $ 15,346     $   (445)
  Net realized (losses) gains from security transactions....................   1,091,842      601,855       5,647          264
  Change in net unrealized appreciation (deprecation) of investments........   6,827,093    1,244,098      (3,066)       9,772
                                                                             -----------  -----------    --------     --------
  Net increase (decrease) in net assets resulting from operations...........   7,476,125    1,931,846      17,927        9,591
                                                                             -----------  -----------    --------     --------
From capital transactions:
  Net premiums..............................................................  15,912,541    3,444,807     228,779       76,864
  Redemptions...............................................................  (1,525,036)    (228,671)       (347)          --
                                                                             -----------  -----------    --------     --------
  Total net (redemptions) premiums..........................................  14,387,505    3,216,136     228,432       76,864
  Net Investment Division transfers.........................................  29,891,281    7,983,434       9,684       11,607
  Net other transfers.......................................................     (31,068)     105,741        (142)          --
                                                                             -----------  -----------    --------     --------
  Net (decrease) increase in net assets resulting from capital transactions.  44,247,718   11,305,311     237,974       88,471
                                                                             -----------  -----------    --------     --------
NET CHANGE IN NET ASSETS....................................................  51,723,843   13,237,157     255,901       98,062
NET ASSETS-BEGINNING OF PERIOD..............................................  14,031,601      794,444     101,212        3,150
                                                                             -----------  -----------    --------     --------
NET ASSETS-END OF PERIOD.................................................... $65,755,444  $14,031,601    $357,113     $101,212
                                                                             ===========  ===========    ========     ========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

          JANUS                 THIRD AVENUE         NEUBERGER BERMAN         AMERICAN FUNDS
    AGGRESSIVE GROWTH          SMALL CAP VALUE          REAL ESTATE               GROWTH
   INVESTMENT DIVISION       INVESTMENT DIVISION    INVESTMENT DIVISION     INVESTMENT DIVISION
------------------------  ------------------------  ------------------- --------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE PERIOD      FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED      MAY 3, 2004      YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,         TO          DECEMBER 31,  DECEMBER 31,
    2004         2003         2004         2003      DECEMBER 31, 2004      2004          2003
------------ ------------ ------------ ------------ ------------------- ------------  ------------
$  (232,795) $  (162,669)   $  6,049     $    394       $ 1,954,170     $ (4,864,588) $ (2,105,512)
    900,838   (1,367,702)     25,508          271           135,475        1,453,966      (481,808)
    712,002    4,832,795      27,654       24,995         5,386,448       51,327,471    56,619,604
-----------  -----------    --------     --------       -----------     ------------  ------------
  1,380,045    3,302,424      59,211       25,660         7,476,093       47,916,849    54,032,284
-----------  -----------    --------     --------       -----------     ------------  ------------
  3,761,755    3,153,901     217,931      109,043        14,214,643      127,096,734    62,473,985
 (1,282,821)    (871,415)     (1,498)         (33)         (782,825)     (26,300,213)  (10,847,583)
-----------  -----------    --------     --------       -----------     ------------  ------------
  2,478,934    2,282,486     216,433      109,010        13,431,818      100,796,521    51,626,402
    143,777    1,153,491      (5,800)        (528)       37,082,969       94,699,466    88,742,018
     (3,906)       2,374        (397)           1           (93,894)        (209,492)       (8,527)
-----------  -----------    --------     --------       -----------     ------------  ------------
  2,618,805    3,438,351     210,236      108,483        50,420,893      195,286,495   140,359,893
-----------  -----------    --------     --------       -----------     ------------  ------------
  3,998,850    6,740,775     269,447      134,143        57,896,986      243,203,344   194,392,177
 16,719,126    9,978,351     134,143           --                --      298,879,317   104,487,140
-----------  -----------    --------     --------       -----------     ------------  ------------
$20,717,976  $16,719,126    $403,590     $134,143       $57,896,986     $542,082,661  $298,879,317
===========  ===========    ========     ========       ===========     ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   AMERICAN FUNDS
                                                                                    GROWTH-INCOME
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2004          2003
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,418,772) $     68,907
  Net realized (losses) gains from security transactions....................      880,993      (602,656)
  Change in net unrealized appreciation (deprecation) of investments........   37,319,953    49,903,623
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   36,782,174    49,369,874
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  112,371,227    62,279,829
  Redemptions...............................................................  (26,846,516)  (10,590,127)
                                                                             ------------  ------------
  Total net (redemptions) premiums..........................................   85,524,711    51,689,702
  Net Investment Division transfers.........................................   97,835,877    81,102,577
  Net other transfers.......................................................     (191,880)      (50,629)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital transactions.  183,168,708   132,741,650
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  219,950,882   182,111,524
NET ASSETS-BEGINNING OF PERIOD..............................................  286,012,415   103,900,891
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $505,963,297  $286,012,415
                                                                             ============  ============

                                                                                   AMERICAN FUNDS
                                                                             GLOBAL SMALL CAPITALIZATION
                                                                                INVESTMENT DIVISION
                                                                             -------------------------
                                                                               FOR THE        FOR THE
                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 2004           2003
                                                                             ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.............................................. $ (1,547,458)  $  (271,098)
  Net realized (losses) gains from security transactions....................    2,309,497      (226,352)
  Change in net unrealized appreciation (deprecation) of investments........   20,334,044    14,578,048
                                                                             ------------   -----------
  Net increase (decrease) in net assets resulting from operations...........   21,096,083    14,080,598
                                                                             ------------   -----------
From capital transactions:
  Net premiums..............................................................   34,321,628    12,365,849
  Redemptions...............................................................   (7,225,620)   (1,965,484)
                                                                             ------------   -----------
  Total net (redemptions) premiums..........................................   27,096,008    10,400,365
  Net Investment Division transfers.........................................   42,584,790    22,703,663
  Net other transfers.......................................................      (25,581)       25,595
                                                                             ------------   -----------
  Net (decrease) increase in net assets resulting from capital transactions.   69,655,217    33,129,623
                                                                             ------------   -----------
NET CHANGE IN NET ASSETS....................................................   90,751,300    47,210,221
NET ASSETS-BEGINNING OF PERIOD..............................................   66,037,812    18,827,591
                                                                             ------------   -----------
NET ASSETS-END OF PERIOD.................................................... $156,789,112   $66,037,812
                                                                             ============   ===========

--------
(c) Formerly, Janus Mid Cap Investment Division

                      See Notes to Financial Statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

1.   BUSINESS

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account supports various Contracts (VestMet, Preference Plus Account, Preference Plus Account for Enhanced Contracts, Preference Plus Select, Personal IncomePlus, Preference Plus Income, Preference Plus Income Advantage, Enhanced Preference Plus Account, Financial Freedom Account, MetLife Asset Builder, MetLife Income Security Plan, MetLife Settlement Plus, and MetLife Financial Freedom Select).

The Separate Account is divided into fifty-five investment divisions. When the contractholder allocates or transfers money to an investment division, the investment division purchases shares of a portfolio, series or fund (with the same name) within the Metropolitan Fund, Fidelity VIP Funds, Calvert Fund, Met Investors Fund or the American Funds (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The table below presents the investment divisions within the Separate Account:

             State Street Research      Salomon Brothers
              Investment Trust          Strategic Bond
              Investment Division       Opportunities Investment
                                        Division
             Variable B Investment      Salomon Brothers U.S.
              Division (b)              Government Investment
                                        Division
             Variable C Investment      FI Value Leaders
              Division (b)              Investment Division
             Variable D Investment      MFS Total Return
              Division                  Investment Division
             State Street Research      State Street Research
              Diversified Investment    Large Cap Growth
              Division                  Investment Division
             State Street Research
              Aggressive Growth         Fidelity Money Market
              Investment Division       Investment Division
             MetLife Stock Index        Fidelity Equity-Income
              Investment Division       Investment Division
             FI International Stock     Fidelity Growth
              Investment Division       Investment Division
             FI Mid Cap Opportunities   Fidelity Overseas
              Investment Division       Investment Division
             T. Rowe Price Small Cap
              Growth Investment         Fidelity Investment Grade
              Division                  Bond Investment Division
             Scudder Global Equity      Calvert Social Balanced
              Investment Division       Investment Division
             Harris Oakmark Large Cap   Calvert Social Mid Cap
              Value Investment Division Growth Investment Division
             Neuberger Berman Partners  Lord Abbett Bond
              Mid Cap Value Investment  Debenture Investment
              Division                  Division
             T. Rowe Price Large Cap    MFS Research
              Growth Investment         International Investment
              Division                  Division
             Lehman Brothers Aggregate
              Bond Index Investment     T. Rowe Price Mid-Cap
              Division                  Growth Investment Division
             Morgan Stanley EAFE Index  PIMCO Total Return
              Investment Division       Investment Division
             Russell 2000 Index         PIMCO PEA Innovation
              Investment Division       Investment Division
             Met/Putnam Voyager         Met/AIM Mid Cap Core
              Investment Division       Equity Investment Division
             State Street Research
              Aurora Investment         Met/AIM Small Cap Growth
              Division                  Investment Division
             MetLife Mid Cap Stock      Harris Oakmark
              Index Investment Division International Investment
                                        Division
             Franklin Templeton Small   Oppenheimer Capital
              Cap Growth Investment     Appreciation Investment
              Division                  Division
             State Street Research
              Large Cap Value           Janus Aggressive Growth
              Investment Division       Investment Division
             State Street Research
              Bond Income Investment    Third Avenue Small Cap
              Division                  Value Investment Division
             State Street Research      Neuberger Berman Real
              Money Market Investment   Estate Investment
              Division                  Division (a)
             Davis Venture Value        American Funds Growth
              Investment Division       Investment Division
             Loomis Sayles Small Cap    American Funds
              Investment Division       Growth-Income Investment
                                        Division
             MFS Investors Trust        American Funds Global
              Investment Division       Small Capitalization
                                        Investment Division
             Harris Oakmark Focused
              Value Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

1.  BUSINESS-(CONTINUED)

   (a) Operations commenced on May 3, 2004, for one new investment division added to the Separate Account on that date.

   (b) Variable B Investment Division and Variable C Investment Division have contracts that only invest in the State Street Research Investment Trust Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments in the Funds are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as Accumulation or Annuity Units as of the end of the valuation period in which received, as provided in the prospectus. In the case of certain contracts, Metropolitan Life deducts a sales load and a state premium tax charge from purchase payments before amounts are allocated to the Separate Account.

3.  EXPENSES

With respect to assets in the Separate Account that support certain contracts, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the net assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge,

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

3.  EXPENSES-(CONTINUED)

Metropolitan Life estimates .75% is for general administrative expenses for VestMet contracts and 0.50% is for Preference Plus contracts and .75% is for the mortality and expense risk on both contracts. However, for the Enhanced Preference Plus Account, Preference Plus Account for Enhanced contracts and Financial Freedom Account contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates .20% is for general administrative expenses and .75% is for mortality and expense risk.

The Variable B Investment Division and Variable C Investment Division contracts are charged for administrative expenses, mortality and expense risk according to the charge under their respective contracts. The Separate Account charges for Preference Plus Select contracts, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions, with the basic death benefit are as follows: 1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus Class (after which this reverts to the B class charge).

There are additional Separate Account charges associated with available optional riders. These are as follows: 0.20% for the Annual Step-Up Death Benefit; 0.35% for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit; and 0.25% for the Earnings Preservation Benefit. The charge for the Guaranteed Minimum Income Benefit is 0.50% (0.45% if purchased with an optional death benefit) of the guaranteed "income base" as defined in the contract. The charge for the Guaranteed Withdrawal Benefit is .50% of the "guaranteed withdrawal amount" as defined in the contract.

The Separate Account charge for the Preference Plus Select Contracts with the basic death benefit for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions are as follows: 1.50% for the B Class; 1.75% for the L class; 1.90% for the C class and 1.95% for the first seven years of the Bonus Class (after which this reverts to the B class charge). For MetLife Settlement Plus and MetLife Income Security Plan contracts, the charge is equivalent to an effective annual rate of 1.25% of the average daily value of the assets for these contracts.

The Separate Account charge for the MetLife Financial Freedom Select contracts with the standard death benefit, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Cap Investment Divisions, are as follows: 1.15% for the B class; 1.30% for the L class; 1.45% for the C class; 0.50% for the e class; and 0.95% for the e bonus Class. The Separate Account Charge for the MetLife Financial Freedom Select contracts with the standard death benefit for the American Funds Growth-Income, American Funds Growth, and American Funds Global Small Cap Investment Divisions, are as follows: 1.40% for the B class; 1.55% for the L class; 1.70% for the C class; 0.75% for the e class; and 1.20% for the e bonus class.

The additional Separate Account charge associated with the available optional Annual Step-Up Death Benefit is 0.10%. The charge for the Guaranteed Minimum Income Benefit is 0.35% of the guaranteed "income base" as defined in the contract. The charge for MetLife Asset Builder is a minimum of 0.45% but can not be greater than 0.95% during the pay in phase and during the pay-out phase. The charge for MetLife Asset builder may not exceed 1.25% for one version of the pay-out phase related to contracts purchased prior to May 1, 2004. The Separate Account charge for the Personal IncomePlus contracts cannot be greater than 0.95%. The Separate Account charge for the Preference Plus Income Advantage is 1.25%.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


4.   PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2004 are as follows:

                                                                  PURCHASES    SALES
                                                                  ---------- ----------
                                                                     (IN THOUSANDS)
State Street Research Investment Trust Investment Division....... $   35,391 $  180,181
Variable B Investment Division...................................        777      8,787
Variable C Investment Division...................................      1,257         87
State Street Research Diversified Investment Division............     80,539    184,685
State Street Research Aggressive Growth Investment Division......     20,294     88,646
MetLife Stock Index Investment Division..........................    422,720    265,321
FI International Stock Investment Division.......................     16,929     23,596
FI Mid Cap Opportunities Investment Division (c).................     25,339      3,193
T. Rowe Price Small Cap Growth Investment Division...............     17,989     30,501
Scudder Global Equity Investment Division........................     13,089     17,687
Harris Oakmark Large Cap Value Investment Division...............     77,009     25,164
Neuberger Berman Partners Mid Cap Value Investment Division......    116,428     16,336
T. Rowe Price Large Cap Growth Investment Division...............     37,254     25,556
Lehman Brothers Aggregate Bond Index Investment Division.........    264,968     55,170
Morgan Stanley EAFE Index Investment Division....................     68,107     53,047
Russell 2000 Index Investment Division...........................     66,848     60,153
Met/Putnam Voyager Investment Division...........................      5,795      7,462
State Street Research Aurora Investment Division.................    114,584     39,166
MetLife Mid Cap Stock Index Investment Division..................     66,018     64,670
Franklin Templeton Small Cap Growth Investment Division..........     14,264      8,234
State Street Research Large Cap Value Investment Division........     31,953      5,653
State Street Research Bond Income Investment Division............     82,813     66,730
State Street Research Money Market Investment Division...........     28,901     20,243
Davis Venture Value Investment Division..........................     76,884      6,460
Loomis Sayles Small Cap Investment Division......................     12,649      6,234
MFS Investors Trust Investment Division..........................      9,942      3,711
MFS Research Managers Investment Division (a)....................      2,676      6,438
Harris Oakmark Focused Value Investment Division.................     81,993     23,530
Salomon Brothers Strategic Bond Opportunities Investment Division     66,396     12,350
Salomon Brothers U.S. Government Investment Division.............     48,175     24,036
FI Value Leaders Investment Division.............................     12,423      1,862
FI Mid Cap Opportunities Investment Division (a).................     46,852    125,715
MFS Total Return Investment Division.............................     71,685     58,492
State Street Research Large Cap Growth Investment Division.......      5,581        500
Fidelity Money Market Investment Division........................      5,146      6,373
Fidelity Equity-Income Investment Division.......................      5,568     17,633
Fidelity Growth Investment Division..............................      3,764     17,063
Fidelity Overseas Investment Division............................      4,147      3,788
Fidelity Investment Grade Bond Investment Division...............      4,074      4,840
Calvert Social Balanced Investment Division......................      4,677      3,184
Calvert Social Mid Cap Growth Investment Division................      1,354      1,200
Lord Abbett Bond Debenture Investment Division...................     42,210     15,563
MFS Research International Investment Division...................     17,557      7,818
T. Rowe Price Mid-Cap Growth Investment Division.................     28,060      8,554
PIMCO Total Return Investment Division...........................    115,092     27,704
PIMCO PEA Innovation Investment Division.........................     34,263     29,983
Met/AIM Mid Cap Core Equity Investment Division..................     17,159      6,641
Met/AIM Small Cap Growth Investment Division.....................      8,789      4,117
Harris Oakmark International Investment Division.................     50,657      6,802
Oppenheimer Capital Appreciation Investment Division.............        288         34
Janus Aggressive Growth Investment Division......................      7,027      4,639
Third Avenue Small Cap Value Investment Division.................        280         64
Neuberger Berman Real Estate Investment Division (b).............     53,291        810
American Funds Growth Investment Division........................    204,410     13,873
American Funds Growth-Income Investment Division.................    192,875     10,898
American Funds Global Small Capitalization Investment Division...     78,842     10,689
                                                                  ---------- ----------
TOTAL............................................................ $2,924,052 $1,721,866
                                                                  ========== ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.   CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                 STATE STREET RESEARCH                                         STATE STREET RESEARCH
                                   INVESTMENT TRUST        VARIABLE B          VARIABLE C           DIVERSIFIED
                                  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                 --------------------- ------------------- ------------------- ---------------------
(IN THOUSANDS)
Outstanding at December 31, 2003         46,132                282                  17                 53,723
Activity during 2004:
  Issued........................          3,091                 34                  --                  5,223
  Redeemed......................         (7,689)               (36)                 (1)                (9,531)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2004         41,534                280                  16                 49,415
                                        =======               ====                 ===                =======

Outstanding at December 31, 2002         49,890                314                  21                 58,215
Activity during 2003:
  Issued........................          3,728                 --                  --                  4,493
  Redeemed......................         (7,486)               (32)                 (4)                (8,985)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2003         46,132                282                  17                 53,723
                                        =======               ====                 ===                =======

Outstanding at December 31, 2001         59,681                508                  24                 70,653
Activity during 2002:
  Issued........................          5,080                  1                  14                  5,373
  Redeemed......................        (14,871)              (195)                (17)               (17,811)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2002         49,890                314                  21                 58,215
                                        =======               ====                 ===                =======

Outstanding at December 31, 2000         66,973                374                  19                 78,707
Activity during 2001:
  Issued........................          6,835                306                   8                  7,708
  Redeemed......................        (14,127)              (172)                 (3)               (15,762)
                                        -------               ----                 ---                -------
Outstanding at December 31, 2001         59,681                508                  24                 70,653
                                        =======               ====                 ===                =======

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

  STATE STREET RESEARCH       METLIFE                                    FI MID CAP           T. ROWE PRICE
    AGGRESSIVE GROWTH       STOCK INDEX     FI INTERNATIONAL STOCK      OPPORTUNITIES       SMALL CAP GROWTH
   INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION (C) INVESTMENT DIVISION
  --------------------- ------------------- ---------------------- ----------------------- -------------------
         27,593                80,944               13,733                  43,573                18,784
          2,762                18,434                1,963                   7,883                 3,984
         (5,143)              (13,619)              (2,363)                 (9,799)               (4,788)
         ------               -------              -------                 -------               -------
         25,212                85,759               13,333                  41,657                17,980
         ======               =======              =======                 =======               =======

         28,889                80,966               14,131                  46,925                18,480
          4,005                15,793                3,143                   6,433                 4,852
         (5,301)              (15,815)              (3,541)                 (9,785)               (4,548)
         ------               -------              -------                 -------               -------
         27,593                80,944               13,733                  43,573                18,784
         ======               =======              =======                 =======               =======

         32,803                86,714               14,761                  55,394                19,896
          3,975                26,012               36,939                  16,874                34,420
         (7,889)              (31,760)             (37,569)                (25,343)              (35,836)
         ------               -------              -------                 -------               -------
         28,889                80,966               14,131                  46,925                18,480
         ======               =======              =======                 =======               =======

         35,680                90,483               15,094                  61,499                20,924
          5,786                25,206               83,745                  24,018                25,897
         (8,663)              (28,975)             (84,078)                (30,123)              (26,925)
         ------               -------              -------                 -------               -------
         32,803                86,714               14,761                  55,394                19,896
         ======               =======              =======                 =======               =======

        SCUDDER         HARRIS OAKMARK
     GLOBAL EQUITY      LARGE CAP VALUE
  INVESTMENT DIVISION INVESTMENT DIVISION
  ------------------- -------------------
        11,753              25,186
         1,690              12,647
        (2,070)             (8,203)
        ------              ------
        11,373              29,630
        ======              ======

        11,877              22,099
         1,945               8,733
        (2,069)             (5,646)
        ------              ------
        11,753              25,186
        ======              ======

        12,720              16,996
         2,831              14,637
        (3,674)             (9,534)
        ------              ------
        11,877              22,099
        ======              ======

        12,438               5,122
         3,259              19,069
        (2,977)             (7,195)
        ------              ------
        12,720              16,996
        ======              ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:


                                    NEUBERGER BERMAN       T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY
                                 PARTNERS MID CAP VALUE  LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX
                                  INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                 ---------------------- ------------------- -------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003         11,301               12,979               30,485              19,520
Activity during 2004:
  Issued........................          7,799                5,763               29,916               7,591
  Redeemed......................         (2,885)              (4,563)             (13,840)             (5,908)
                                         ------               ------              -------              ------
Outstanding at December 31, 2004         16,215               14,179               46,561              21,203
                                         ======               ======              =======              ======

Outstanding at December 31, 2002         10,131               11,767               23,589              14,678
Activity during 2003:
  Issued........................          3,888                4,620               14,857              10,410
  Redeemed......................         (2,718)              (3,408)              (7,961)             (5,568)
                                         ------               ------              -------              ------
Outstanding at December 31, 2003         11,301               12,979               30,485              19,520
                                         ======               ======              =======              ======

Outstanding at December 31, 2001          9,483               12,688               18,171              11,475
Activity during 2002:
  Issued........................          6,520                3,774               14,798              10,759
  Redeemed......................         (5,872)              (4,695)              (9,380)             (7,556)
                                         ------               ------              -------              ------
Outstanding at December 31, 2002         10,131               11,767               23,589              14,678
                                         ======               ======              =======              ======

Outstanding at December 31, 2000          7,840               12,984               11,437               8,353
Activity during 2001:
  Issued........................          7,769                5,100               13,647              12,943
  Redeemed......................         (6,126)              (5,396)              (6,913)             (9,821)
                                         ------               ------              -------              ------
Outstanding at December 31, 2001          9,483               12,688               18,171              11,475
                                         ======               ======              =======              ======

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                                   MET/PUTNAM      STATE STREET RESEARCH       METLIFE       FRANKLIN TEMPLETON
           RUSSELL 2000 INDEX        VOYAGER              AURORA         MID CAP STOCK INDEX  SMALL CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- ------------------- --------------------- ------------------- -------------------
                 14,717               7,644                24,673              16,641               3,288
                  6,163               1,854                10,656               6,464               2,726
                 (5,600)             (2,157)               (5,752)             (6,247)             (2,056)
                 ------              ------               -------              ------              ------
                 15,280               7,341                29,577              16,858               3,958
                 ======              ======               =======              ======              ======

                 11,624               6,587                20,893              12,280               1,861
                  7,750               3,429                 9,918               7,785               3,299
                 (4,657)             (2,372)               (6,138)             (3,424)             (1,872)
                 ------              ------               -------              ------              ------
                 14,717               7,644                24,673              16,641               3,288
                 ======              ======               =======              ======              ======

                 10,115               5,652                14,852               8,337                 795
                  6,326               5,027                17,018               8,108               3,188
                 (4,817)             (4,092)              (10,977)             (4,165)             (2,122)
                 ------              ------               -------              ------              ------
                 11,624               6,587                20,893              12,280               1,861
                 ======              ======               =======              ======              ======

                  9,545               2,596                 4,165               5,604                  --
                  4,258               5,176                17,050               6,239                 932
                 (3,688)             (2,120)               (6,363)             (3,506)               (137)
                 ------              ------               -------              ------              ------
                 10,115               5,652                14,852               8,337                 795
                 ======              ======               =======              ======              ======

           STATE STREET RESEARCH STATE STREET RESEARCH
              LARGE CAP VALUE         BOND INCOME
            INVESTMENT DIVISION   INVESTMENT DIVISION
           --------------------- ---------------------
                   1,872                 17,412
                   4,134                  3,037
                  (1,697)                (3,938)
                  ------                -------
                   4,309                 16,511
                  ======                =======

                     396                 18,889
                   1,909                  2,724
                    (433)                (4,201)
                  ------                -------
                   1,872                 17,412
                  ======                =======

                      --                 19,377
                     779                 25,028
                    (383)               (25,516)
                  ------                -------
                     396                 18,889
                  ======                =======

                      --                 17,699
                      --                  6,415
                      --                 (4,737)
                  ------                -------
                      --                 19,377
                  ======                =======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                 STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES            MFS
                                     MONEY MARKET         VENTURE VALUE         SMALL CAP        INVESTORS TRUST
                                  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 --------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003           701                3,617               1,146               1,527
Activity during 2004:
  Issued........................         1,229                3,834                 771               1,278
  Redeemed......................          (840)              (1,389)               (493)               (454)
                                         -----               ------               -----               -----
Outstanding at December 31, 2004         1,090                6,062               1,424               2,351
                                         =====               ======               =====               =====

Outstanding at December 31, 2002           459                2,653                 904               1,023
Activity during 2003:
  Issued........................           471                1,561                 686                 811
  Redeemed......................          (229)                (597)               (444)               (307)
                                         -----               ------               -----               -----
Outstanding at December 31, 2003           701                3,617               1,146               1,527
                                         =====               ======               =====               =====

Outstanding at December 31, 2001           627                2,153                 702                 499
Activity during 2002:
  Issued........................           602                1,359                 759               1,097
  Redeemed......................          (770)                (859)               (557)               (573)
                                         -----               ------               -----               -----
Outstanding at December 31, 2002           459                2,653                 904               1,023
                                         =====               ======               =====               =====

Outstanding at December 31, 2000           637                  940                 367                  --
Activity during 2001:
  Issued........................           151                2,135                 595                 570
  Redeemed......................          (161)                (922)               (260)                (71)
                                         -----               ------               -----               -----
Outstanding at December 31, 2001           627                2,153                 702                 499
                                         =====               ======               =====               =====

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

          MFS             HARRIS OAKMARK          SALOMON BROTHERS        SALOMON BROTHERS           FI
   RESEARCH MANAGERS       FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT      VALUE LEADERS
INVESTMENT DIVISION (A) INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION INVESTMENT DIVISION
----------------------- ------------------- ---------------------------- ------------------- -------------------
          475                  7,756                    4,304                   6,225                419
          172                  4,975                    3,958                   3,431                746
         (647)                (3,072)                  (1,234)                 (1,942)              (308)
         ----                 ------                   ------                  ------               ----
           --                  9,659                    7,028                   7,714                857
         ====                 ======                   ======                  ======               ====

          374                  6,025                    1,691                   5,668                 56
          451                  3,476                    4,032                   3,793                415
         (350)                (1,745)                  (1,419)                 (3,236)               (52)
         ----                 ------                   ------                  ------               ----
          475                  7,756                    4,304                   6,225                419
         ====                 ======                   ======                  ======               ====

          166                  2,908                      496                   1,236                 --
          498                  5,912                    2,162                   6,786                 67
         (290)                (2,795)                    (967)                 (2,354)               (11)
         ----                 ------                   ------                  ------               ----
          374                  6,025                    1,691                   5,668                 56
         ====                 ======                   ======                  ======               ====

           --                     --                       --                      --                 --
          199                  3,701                      625                   1,921                 --
          (33)                  (793)                    (129)                   (685)                --
         ----                 ------                   ------                  ------               ----
          166                  2,908                      496                   1,236                 --
         ====                 ======                   ======                  ======               ====

      FI MID CAP                MFS
     OPPORTUNITIES         TOTAL RETURN
INVESTMENT DIVISION (A) INVESTMENT DIVISION
----------------------- -------------------
         2,214                 2,114
         1,663                 2,633
        (3,877)               (2,434)
        ------                ------
            --                 2,313
        ======                ======

           328                 2,125
         2,207                   297
          (321)                  308
        ------                ------
         2,214                 2,114
        ======                ======

            --                 2,208
           528                   629
          (200)                 (712)
        ------                ------
           328                 2,125
        ======                ======

            --                 2,240
            --                   275
            --                  (307)
        ------                ------
            --                 2,208
        ======                ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                 STATE STREET RESEARCH      FIDELITY            FIDELITY            FIDELITY
                                   LARGE CAP GROWTH       MONEY MARKET        EQUITY-INCOME          GROWTH
                                  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 --------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003            4                    607              3,528               4,594
Activity during 2004:
  Issued........................          336                    429                344                 441
  Redeemed......................          (38)                  (527)              (690)               (788)
                                          ---                -------             ------              ------
Outstanding at December 31, 2004          302                    509              3,182               4,247
                                          ===                =======             ======              ======

Outstanding at December 31, 2002           --                    746              3,628               4,626
Activity during 2003:
  Issued........................            4                    474                463                 586
  Redeemed......................           --                   (613)              (563)               (618)
                                          ---                -------             ------              ------
Outstanding at December 31, 2003            4                    607              3,528               4,594
                                          ===                =======             ======              ======

Outstanding at December 31, 2001           --                  1,028              3,720               4,794
Activity during 2002:
  Issued........................           --                 13,480              1,047               1,425
  Redeemed......................           --                (13,762)            (1,139)             (1,593)
                                          ---                -------             ------              ------
Outstanding at December 31, 2002           --                    746              3,628               4,626
                                          ===                =======             ======              ======

Outstanding at December 31, 2000           --                  1,091              3,437               4,642
Activity during 2001:
  Issued........................           --                 40,754                709                 983
  Redeemed......................           --                (40,817)              (426)               (831)
                                          ---                -------             ------              ------
Outstanding at December 31, 2001           --                  1,028              3,720               4,794
                                          ===                =======             ======              ======

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004, to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                FIDELITY             FIDELITY          CALVERT SOCIAL      CALVERT SOCIAL        LORD ABBET
                OVERSEAS       INVESTMENT GRADE BOND      BALANCED         MID CAP GROWTH      BOND DEBENTURE
           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- --------------------- ------------------- ------------------- -------------------
                   1,388               1,036                2,146                496                7,505
                     352                 251                  282                 95                3,586
                    (337)               (345)                (231)               (85)              (1,914)
                 -------               -----                -----               ----               ------
                   1,403                 942                2,197                506                9,177
                 =======               =====                =====               ====               ======

                   1,400               1,040                2,114                468                5,370
                     245                 299                  315                117                4,462
                    (257)               (303)                (283)               (89)              (2,327)
                 -------               -----                -----               ----               ------
                   1,388               1,036                2,146                496                7,505
                 =======               =====                =====               ====               ======

                   1,398                 822                2,129                457                5,561
                   5,438                 760                  505                260                7,730
                  (5,436)               (542)                (520)              (249)              (7,921)
                 -------               -----                -----               ----               ------
                   1,400               1,040                2,114                468                5,370
                 =======               =====                =====               ====               ======

                   1,430                 603                2,063                393                5,542
                  14,307                 349                  346                156                2,709
                 (14,339)               (130)                (280)               (92)              (2,690)
                 -------               -----                -----               ----               ------
                   1,398                 822                2,129                457                5,561
                 =======               =====                =====               ====               ======

              MFS RESEARCH        T. ROWE PRICE
              INTERNATIONAL      MID CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- -------------------
                  1,792               5,570
                  1,370               6,453
                   (405)             (3,354)
                 ------              ------
                  2,757               8,669
                 ======              ======

                  1,105               2,939
                  1,038               4,363
                   (351)             (1,732)
                 ------              ------
                  1,792               5,570
                 ======              ======

                    415               1,558
                  1,771               3,078
                 (1,081)             (1,697)
                 ------              ------
                  1,105               2,939
                 ======              ======

                     --                  --
                  1,020               1,919
                   (605)               (361)
                 ------              ------
                    415               1,558
                 ======              ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                        PIMCO               PIMCO              MET/AIM             MET/AIM
                                    TOTAL RETURN       PEA INNOVATION    MID CAP CORE EQUITY  SMALL CAP GROWTH
                                 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                 ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003       18,546               10,123              1,639                 739
Activity during 2004:
  Issued........................       10,432                9,247              1,453                 767
  Redeemed......................       (4,392)              (8,223)              (587)               (352)
                                       ------              -------              -----               -----
Outstanding at December 31, 2004       24,586               11,147              2,505               1,154
                                       ======              =======              =====               =====

Outstanding at December 31, 2002       12,100                3,262                454                 208
Activity during 2003:
  Issued........................       11,927               17,191              1,419               1,059
  Redeemed......................       (5,481)             (10,330)              (234)               (528)
                                       ------              -------              -----               -----
Outstanding at December 31, 2003       18,546               10,123              1,639                 739
                                       ======              =======              =====               =====

Outstanding at December 31, 2001        2,824                2,056                 --                  --
Activity during 2002:
  Issued........................       13,449               10,731                577                 593
  Redeemed......................       (4,173)              (9,525)              (123)               (385)
                                       ------              -------              -----               -----
Outstanding at December 31, 2002       12,100                3,262                454                 208
                                       ======              =======              =====               =====

Outstanding at December 31, 2000           --                   --                 --                  --
Activity during 2001:
  Issued........................        3,617                5,264                 --                  --
  Redeemed......................         (793)              (3,208)                --                  --
                                       ------              -------              -----               -----
Outstanding at December 31, 2001        2,824                2,056                 --                  --
                                       ======              =======              =====               =====

--------
(a) For the period January 1, 2004, to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

  HARRIS OAKMARK        OPPENHEIMER             JANUS           THIRD AVENUE        NEUBERGER BERMAN       AMERICAN FUNDS
   INTERNATIONAL    CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE         REAL ESTATE             GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ----------------------- -------------------
       1,187                   13               2,455                12                      --                 2,564
       4,542                   34               1,752                22                   4,750                 2,996
      (1,042)                  (5)             (1,371)               (6)                   (241)               (1,314)
      ------               ------              ------                --                   -----                ------
       4,687                   42               2,836                28                   4,509                 4,246
      ======               ======              ======                ==                   =====                ======

          90                  499               1,877                --                      --                 1,194
       1,948                   13               3,340                12                      --                 1,694
        (851)                  --              (2,762)               --                      --                  (324)
      ------               ------              ------                --                   -----                ------
       1,187                   13               2,455                12                      --                 2,564
      ======               ======              ======                ==                   =====                ======

          --                   --               1,080                --                      --                   394
         156                1.407               2,129                --                      --                 1,131
         (66)              (0.908)             (1,332)               --                      --                  (331)
      ------               ------              ------                --                   -----                ------
          90                 .499               1,877                --                      --                 1,194
      ======               ======              ======                ==                   =====                ======

          --                   --                  --                --                      --                    --
          --                   --               1,422                --                      --                   510
          --                   --                (342)               --                      --                  (116)
      ------               ------              ------                --                   -----                ------
          --                   --               1,080                --                      --                   394
      ======               ======              ======                ==                   =====                ======

  AMERICAN FUNDS          AMERICAN FUNDS
   GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
INVESTMENT DIVISION     INVESTMENT DIVISION
------------------- ---------------------------
       3,157                   4,022
       3,610                   5,572
      (1,585)                 (1,556)
      ------                  ------
       5,182                   8,038
      ======                  ======

       1,478                   1,733
       2,024                   3,071
        (345)                   (782)
      ------                  ------
       3,157                   4,022
      ======                  ======

         412                     559
       1,468                   2,217
        (402)                 (1,043)
      ------                  ------
       1,478                   1,733
      ======                  ======

          --                      --
         474                     695
         (62)                   (136)
      ------                  ------
         412                     559
      ======                  ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.


                                                                   STATE STREET RESEARCH
                                                                     INVESTMENT TRUST        VARIABLE B          VARIABLE C
                                                                    INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   --------------------- ------------------- -------------------
2004
Units (In Thousands)..............................................             41,534                   280                  16
Unit Fair Value, Lowest to Highest (1)............................   $11.89 to $70.82     $38.22 to $145.78  $145.78 to $175.32
Net Assets (In Thousands).........................................         $1,423,521               $38,257              $2,572
Investment Income Ratio to Net Assets (2).........................              0.73%                 0.76%               0.45%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%                 1.00%               0.00%
Total Return, Lowest to Highest (4)...............................    6.33% to 10.46%        7.09% to 9.21%     9.21% to 10.31%
2003
Units (In Thousands)..............................................             46,132                   282                  17
Unit Fair Value, Lowest to Highest (1)............................   $10.83 to $64.50               $133.49             $133.49
Net Assets (In Thousands).........................................         $1,436,556               $42,740              $1,146
Investment Income Ratio to Net Assets (2).........................              0.84%                 0.86%               0.94%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%                 1.00%               1.00%
Total Return, Lowest to Highest (4)...............................   25.82% to 29.08%                28.06%              28.06%
2002
Units (In Thousands)..............................................             49,890                   306                   8
Unit Fair Value, Lowest to Highest (1)............................    $8.39 to $49.99               $104.24             $104.24
Net Assets (In Thousands).........................................         $1,196,194               $36,937              $1,171
Investment Income Ratio to Net Assets (2).........................              0.57%                 0.55%               0.54%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.20%                  1.0%                  0%
Total Return, Lowest to Highest (4)...............................        -28% to -3%                  -27%                -27%
2001
Units (In Thousands)..............................................             59,681                   500                  21
Unit Fair Value, Lowest to Highest (1)............................   $30.49 to $68.31                142.17              142.17
Net Assets (In Thousands).........................................         $1,946,685               $58,101              $2,268
Investment Income Ratio to Net Assets (2).........................             13.58%                13.69%              13.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 1.80%                  1.0%                  0%
Total Return, Lowest to Highest (4)...............................               -18%                  -18%                -18%

                                                                   STATE STREET RESEARCH
                                                                        DIVERSIFIED
                                                                    INVESTMENT DIVISION
                                                                   ---------------------
2004
Units (In Thousands)..............................................             49,415
Unit Fair Value, Lowest to Highest (1)............................   $11.80 to $43.58
Net Assets (In Thousands).........................................         $1,509,148
Investment Income Ratio to Net Assets (2).........................              1.89%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................     5.75% to 8.00%
2003
Units (In Thousands)..............................................             53,723
Unit Fair Value, Lowest to Highest (1)............................   $10.97 to $40.55
Net Assets (In Thousands).........................................         $1,521,355
Investment Income Ratio to Net Assets (2).........................              3.72%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................   17.67% to 19.44%
2002
Units (In Thousands)..............................................             58,215
Unit Fair Value, Lowest to Highest (1)............................    $9.19 to $33.95
Net Assets (In Thousands).........................................         $1,375,722
Investment Income Ratio to Net Assets (2).........................              2.43%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................        -16% to -8%
2001
Units (In Thousands)..............................................             70,653
Unit Fair Value, Lowest to Highest (1)............................   $26.81 to $39.79
Net Assets (In Thousands).........................................         $1,956,614
Investment Income Ratio to Net Assets (2).........................              9.92%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 1.80%
Total Return, Lowest to Highest (4)...............................                -7%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

           STATE STREET RESEARCH       METLIFE               FI                    FI               T. ROWE PRICE
             AGGRESSIVE GROWTH       STOCK INDEX     INTERNATIONAL STOCK  MID CAP OPPORTUNITIES   SMALL CAP GROWTH
            INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (C) INVESTMENT DIVISION
            -------------------  ------------------- ------------------- ----------------------- -------------------
                       25,212               85,759              13,333                41,657                17,980
             $12.66 to $43.03     $11.11 to $41.93    $11.94 to $16.11      $11.44 to $17.57      $12.30 to $13.86
                     $735,674           $3,155,883            $203,821              $715,717              $243,468
                        0.00%                0.83%               1.28%                 0.49%                 0.00%
               0.95% to 2.30%       0.50% to 2.30%      0.95% to 2.30%        0.65% to 2.30%        0.65% to 2.30%
              9.86% to 11.94%       7.71% to 9.78%    13.55% to 17.11%      12.01% to 16.38%       5.98% to 10.41%
                                                                     .
                       27,593               80,944              13,733                43,573                18,784
             $11.31 to $38.45     $10.82 to $38.22    $10.48 to $13.76      $11.28 to $15.14      $11.38 to $12.60
                     $718,243           $2,724,569            $181,194              $647,160              $231,644
                        0.00%                1.66%               0.67%                 0.00%                 0.00%
               0.95% to 2.30%       0.50% to 2.30%      0.95% to 2.30%        0.95% to 2.30%        0.95% to 2.30%
             37.39% to 39.46%     25.08% to 27.23%    24.99% to 26.82%      31.50% to 33.33%      37.43% to 40.23%
                       28,889               80,996              14,131                46,925                18,480
              $8.11 to $27.57      $8.52 to $29.70     $8.48 to $10.85       $8.46 to $11.36        $8.26 to $9.03
                     $539,038           $2,148,998            $148,302              $524,361              $163,890
                        0.00%                1.73%               0.90%                 0.00%                 0.00%
               0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%        0.95% to 2.20%        0.95% to 2.20%
                 -30% to -19%           -24% to 0%        -19% to -14%          -31% to -15%            -28% to 2%
                       32,803               86,714              14,761                55,394                19,896
             $25.42 to $39.05     $32.93 to $38.60    $10.69 to $13.28      $15.19 to $16.14      $12.25 to $12.43
                     $867,274           $2,999,640            $190,565              $882,658              $243,648
                       25.00%                1.20%               3.64%                 0.00%                 8.08%
               0.95% to 1.50%       0.95% to 1.80%      0.95% to 2.05%        0.95% to 2.05%        0.95% to 1.25%
                  -24% to 25%                 -13%          -21% to 0%            -38% to 2%                  -10%

                                   HARRIS OAKMARK
           SCUDDER GLOBAL EQUITY   LARGE CAP VALUE
            INVESTMENT DIVISION  INVESTMENT DIVISION
           --------------------- -------------------
                       11,373               29,630
             $12.93 to $15.56     $11.85 to $13.75
                     $172,751             $395,115
                        1.57%                0.46%
               0.95% to 2.30%       0.60% to 2.30%
             11.68% to 15.47%      7.27% to 10.72%

                       11,753               25,186
             $11.21 to $13.49     $10.74 to $12.45
                     $155,402             $306,337
                        2.07%                0.00%
               0.95% to 2.30%       0.50% to 2.30%
             27.40% to 29.30%     22.49% to 24.32%
                       11,877               22,099
              $8.67 to $10.44       $8.64 to $9.95
                     $121,961             $217,357
                        1.76%                3.47%
               0.95% to 2.20%       0.95% to 2.20%
                 -18% to -13%          -16% to -2%
                       12,720               16,996
             $11.97 to $12.55     $11.26 to $11.70
                     $157,528             $197,391
                       11.56%                0.23%
               0.95% to 1.80%       0.95% to 2.05%
                   -17% to 1%            3% to 17%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                 NEUBERGER BERMAN       T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY
                                              PARTNERS MID CAP VALUE  LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX
                                               INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                              ---------------------- ------------------- -------------------- -------------------
2004
Units (In Thousands).........................              16,215               14,179               46,561              21,203
Unit Fair Value, Lowest to Highest (1).......    $14.37 to $22.61     $11.45 to $12.58     $11.21 to $13.50    $10.52 to $13.94
Net Assets (In Thousands)....................            $358,033             $174,635             $607,563            $241,577
Investment Income Ratio to Net Assets (2)....               2.65%                0.19%                2.63%               0.73%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.30%       0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
Total Return, Lowest to Highest (4)..........    11.76% to 21.78%      7.30% to 10.18%       0.17% to 3.46%    14.75% to 18.74%
2003
Units (In Thousands).........................              11,301               12,979               30,485              19,520
Unit Fair Value, Lowest to Highest (1).......    $11.80 to $18.57     $10.71 to $11.56     $10.88 to $13.07     $9.15 to $11.77
Net Assets (In Thousands)....................            $206,461             $147,759             $389,701            $189,195
Investment Income Ratio to Net Assets (2)....               0.31%                0.11%                5.37%               1.45%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.30%       0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
Total Return, Lowest to Highest (4)..........    33.28% to 35.25%     27.61% to 29.63%       1.13% to 2.91%    34.19% to 36.50%
2002
Units (In Thousands).........................              10,131               11,767               23,589              14,678
Unit Fair Value, Lowest to Highest (1).......     $8.73 to $13.73       $8.64 to $8.92     $10.59 to $12.69      $6.85 to $8.63
Net Assets (In Thousands)....................            $137,491             $103,790             $295,467            $104,948
Investment Income Ratio to Net Assets (2)....               0.32%                0.28%                2.88%               0.50%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.20%       0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)..........         -13% to -2%           -25% to 2%             4% to 9%         -18% to -3%
2001
Units (In Thousands).........................               9,483               12,688               18,171              11,475
Unit Fair Value, Lowest to Highest (1).......    $14.76 to $15.34     $11.29 to $11.73     $11.26 to $11.62      $8.44 to $8.77
Net Assets (In Thousands)....................            $144,279             $147,642             $209,359             $99,731
Investment Income Ratio to Net Assets (2)....               2.22%                0.08%                1.57%               0.34%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest (3).......................      0.95% to 2.05%       0.95% to 2.05%       0.95% to 1.80%      0.95% to 2.05%
Total Return, Lowest to Highest (4)..........           -3% to 3%           -11% to 1%             1% to 6%          -23% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                 RUSSELL                           STATE STREET RESEARCH       METLIFE       FRANKLIN TEMPLETON
               2000 INDEX      MET/PUTNAM VOYAGER         AURORA         MID CAP STOCK INDEX  SMALL CAP GROWTH
           INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- ------------------- --------------------- ------------------- -------------------
                      15,280               7,341               29,577               16,858               3,958
            $13.77 to $16.30     $4.23 to $10.98     $13.23 to $18.67     $12.53 to $13.53     $9.44 to $11.19
                    $242,131             $32,865             $542,390             $223,267             $38,943
                       0.47%               0.09%                0.00%                0.80%               0.00%
              0.50% to 2.30%      0.65% to 2.30%       0.65% to 2.30%       0.60% to 2.30%      0.60% to 2.30%
            13.80% to 16.85%      2.28% to 8.35%     11.83% to 14.57%     11.33% to 15.05%     8.68% to 23.51%
                      14,717               7,644               24,673               16,641               3,288
            $11.81 to $13.95     $4.14 to $10.56     $11.58 to $16.34     $11.14 to $11.76      $8.72 to $9.09
                    $200,997             $33,032             $398,038             $192,971             $29,156
                       0.61%               0.00%                0.00%                0.44%               0.00%
              0.50% to 2.30%      0.95% to 2.30%       0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
            42.69% to 45.01%    22.84% to 24.86%     46.51% to 50.60%     31.71% to 33.69%    41.34% to 43.58%
                      11,624               6,587               20,893               12,280               1,861
              $8.16 to $9.61      $3.38 to $8.46      $7.78 to $10.98       $8.43 to $8.78      $6.18 to $6.31
                    $110,232             $22,871             $227,655             $107,025             $11,664
                       0.65%               0.00%                0.60%                0.38%               0.00%
              0.95% to 2.20%      0.95% to 2.20%       0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
                 -21% to -1%        -31% to -15%          -23% to -5%          -17% to -1%          -29% to 1%
                      10,115               5,652               14,852                8,337                 795
            $11.82 to $12.19      $4.95 to $4.97     $13.84 to $14.09     $10.36 to $10.41      $8.80 to $8.82
                    $122,162             $27,966             $208,402              $86,537              $6,999
                       0.27%               0.00%                0.49%                0.50%               0.00%
              0.95% to 1.80%      0.95% to 1.25%       0.95% to 2.05%       0.95% to 1.25%      0.95% to 1.35%
                    0% to 3%        -31% to -32%            3% to 15%                  -2%          -12% to 0%

           STATE STREET RESEARCH STATE STREET RESEARCH
              LARGE CAP VALUE         BOND INCOME
            INVESTMENT DIVISION   INVESTMENT DIVISION
           --------------------- ---------------------
                        4,309                16,511
             $11.18 to $11.97      $11.35 to $53.22
                      $50,981              $479,530
                        0.00%                 5.70%
               0.95% to 2.30%        0.60% to 2.30%
              1.54% to 12.29%       -6.04% to 3.77%
                        1,872                17,412
             $10.42 to $10.66      $10.97 to $48.34
                      $19,817              $470,409
                        1.16%                 3.20%
               0.95% to 2.30%        0.95% to 2.30%
             32.33% to 34.09%        3.28% to 6.42%
                          396                18,889
               $7.88 to $7.95      $10.46 to $46.31
                       $3,131              $474,778
                        0.86%                 5.78%
               0.95% to 2.20%        0.95% to 2.20%
                  -21% to -3%              4% to 7%
                           --                19,377
                          $--      $21.93 to $42.57
                          $--              $446,653
                           --                 7.88%
                           --        0.95% to 1.50%
                           --              1% to 7%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                               STATE STREET RESEARCH        DAVIS           LOOMIS SAYLES
                                                                   MONEY MARKET         VENTURE VALUE         SMALL CAP
                                                                INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                               --------------------- ------------------- -------------------
2004
Units (In Thousands)..........................................              1,090                6,062               1,424
Unit Fair Value, Lowest to Highest (1)........................   $18.26 to $23.09     $12.62 to $32.99    $12.66 to $28.47
Net Assets (In Thousands).....................................            $22,991             $191,013             $38,636
Investment Income Ratio to Net Assets (2).....................              0.86%                0.49%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     0.95% to 2.30%       0.65% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................    -1.46% to 0.05%      6.99% to 11.58%    12.61% to 15.30%
2003
Units (In Thousands)..........................................                701                3,617               1,146
Unit Fair Value, Lowest to Highest (1)........................   $18.73 to $23.19     $11.45 to $29.64    $10.98 to $24.70
Net Assets (In Thousands).....................................            $14,346             $103,646             $27,095
Investment Income Ratio to Net Assets (2).....................              0.68%                0.31%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     0.95% to 2.30%       0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................   -1.13% to -0.14%     27.77% to 30.08%    33.19% to 35.93%
2002
Units (In Thousands)..........................................                459                2,653                 904
Unit Fair Value, Lowest to Highest (1)........................   $19.98 to $21.75      $8.83 to $22.86     $8.12 to $18.27
Net Assets (In Thousands).....................................             $9,163              $59,152             $15,933
Investment Income Ratio to Net Assets (2).....................              1.35%                0.88%               0.11%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     1.25% to 1.50%       0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)...........................                 0%           -18% to 0%         -23% to -3%
2001
Units (In Thousands)..........................................                627                2,153                 702
Unit Fair Value, Lowest to Highest (1)........................   $20.00 to $21.65     $25.24 to $27.60    $21.38 to $23.52
Net Assets (In Thousands).....................................            $12,549              $58,354             $16,060
Investment Income Ratio to Net Assets (2).....................              3.81%                9.18%               7.45%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................     1.25% to 1.50%       0.95% to 2.05%      0.95% to 2.05%
Total Return, Lowest to Highest (4)...........................           2% to 3%          -.12% to 2%           -9% to 2%

                                                                       MFS
                                                                 INVESTORS TRUST
                                                               INVESTMENT DIVISION
                                                               -------------------
2004
Units (In Thousands)..........................................             2,351
Unit Fair Value, Lowest to Highest (1)........................    $8.10 to $8.86
Net Assets (In Thousands).....................................           $20,307
Investment Income Ratio to Net Assets (2).....................             0.42%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................   8.61% to 10.96%
2003
Units (In Thousands)..........................................             1,527
Unit Fair Value, Lowest to Highest (1)........................    $7.49 to $8.03
Net Assets (In Thousands).....................................           $12,018
Investment Income Ratio to Net Assets (2).....................             0.26%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.30%
Total Return, Lowest to Highest (4)...........................  18.74% to 20.75%
2002
Units (In Thousands)..........................................             1,023
Unit Fair Value, Lowest to Highest (1)........................    $6.33 to $6.65
Net Assets (In Thousands).....................................            $6,719
Investment Income Ratio to Net Assets (2).....................             0.41%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.20%
Total Return, Lowest to Highest (4)...........................      -22% to -21%
2001
Units (In Thousands)..........................................               499
Unit Fair Value, Lowest to Highest (1)........................     8.15 to $8.42
Net Assets (In Thousands).....................................            $4,167
Investment Income Ratio to Net Assets (2).....................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest
 (3)..........................................................    0.95% to 2.05%
Total Return, Lowest to Highest (4)...........................        -11% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

          MFS             HARRIS OAKMARK          SALOMON BROTHERS        SALOMON BROTHERS           FI
   RESEARCH MANAGERS       FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT      VALUE LEADERS
INVESTMENT DIVISION (A) INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION INVESTMENT DIVISION
----------------------- ------------------- ---------------------------- ------------------- -------------------
                 --                 9,659                    7,028                   7,714                 857
                $--      $10.99 to $35.89         $18.05 to $21.19        $14.41 to $17.30    $11.43 to $27.67
                $--              $327,617                 $141,477                $124,307             $22,597
              1.22%                 1.06%                    2.86%                   1.99%               1.05%

     0.95% to 2.30%        0.60% to 2.30%           0.95% to 2.30%          0.50% to 2.30%      0.95% to 2.30%
     0.79% to 3.74%        7.27% to 9.90%           2.39% to 6.12%          0.46% to 2.49%     9.66% to 14.30%
                475                 7,756                    4,304                   6,225                 419
     $7.41 to $8.22      $27.98 to $32.93         $17.50 to $20.06        $14.46 to $16.93    $21.25 to $24.60
             $3,775              $243,812                  $82,972                 $99,373              $9,895
              0.78%                 0.12%                    1.63%                   1.88%               0.27%

     0.95% to 2.30%        0.50% to 2.30%           0.95% to 2.30%          0.50% to 2.30%      0.95% to 2.30%
   21.10% to 22.87%      29.01% to 31.89%          9.94% to 12.06%         -0.76% to 1.16%    23.86% to 26.43%
                374                 6,025                    1,691                   5,668                  56
     $6.11 to $6.69      $21.83 to $24.83         $16.05 to $17.99        $14.69 to $16.46    $17.32 to $19.59
             $2,452              $145,221                  $29,512                 $90,530              $1,072
              0.16%                 0.23%                    6.20%                   3.37%               0.17%

     0.95% to 2.20%        0.95% to 2.20%           0.95% to 2.20%          0.95% to 2.20%      0.95% to 2.20%
       -26% to -25%            -11% to 3%                 7% to 9%                2% to 7%          -21% to 0%
                166                 2,908                      496                   1,236                  --
     $8.83 to $8.90      $24.84 to $27.50         $15.16 to $16.56        $15.07 to $15.40                 $--
             $1,464               $78,020                   $8,046                 $18,523                 $--
              0.00%                 0.00%                    0.00%                   0.00%                  --

     0.95% to 1.25%        0.95% to 2.05%           0.95% to 2.05%          0.95% to 1.25%                  --
         -11% to 1%             3% to 12%                 1% to 3%                2% to 6%                  --

      FI MID CAP                MFS
     OPPORTUNITIES         TOTAL RETURN
INVESTMENT DIVISION (A) INVESTMENT DIVISION
----------------------- -------------------
                 --                 2,313
                $--      $10.94 to $46.05
                $--               $71,298
             16.93%                 2.32%

     0.95% to 2.30%        0.60% to 2.30%
   -2.12% to 29.98%       6.22% to 10.33%
              2,214                 2,114
   $11.20 to $11.46      $25.09 to $41.74
            $25,200               $53,115
              2.39%                 0.39%

     0.95% to 2.30%        0.50% to 1.45%
   38.93% to 40.79%      14.23% to 16.86%
                328                 2,125
     $8.07 to $8.14      $21.47 to $33.00
             $2,673               $45,665
              0.00%                 3.90%

     0.95% to 2.20%        0.95% to 1.30%
         -19% to 4%           -.10% to 2%
                 --                 2,208
                $--                 23.75
                $--               $52,473
                 --                 5.66%

                 --                 0.95%
                 --                   -5%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                                   STATE STREET RESEARCH      FIDELITY            FIDELITY
                                                                     LARGE CAP GROWTH       MONEY MARKET        EQUITY-INCOME
                                                                    INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   --------------------- ------------------- -------------------
2004
Units (In Thousands)..............................................                302              509               3,182
Unit Fair Value, Lowest to Highest (1)............................   $11.06 to $26.07           $15.22              $42.08
Net Assets (In Thousands).........................................             $5,610           $7,739            $133,866
Investment Income Ratio to Net Assets (2).........................              0.00%            1.12%               1.88%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     0.95% to 2.30%            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................    -4.31% to 9.68%            0.20%               9.02%
2003
Units (In Thousands)..............................................                  4              607               3,528
Unit Fair Value, Lowest to Highest (1)............................   $23.63 to $24.29           $15.18              $38.08
Net Assets (In Thousands).........................................                $89           $8,973            $134,230
Investment Income Ratio to Net Assets (2).........................              0.00%            1.16%               1.70%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)     1.15% to 1.45%            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................   33.28% to 34.61%            0.07%              29.08%
2002
Units (In Thousands)..............................................                 --              746               3,628
Unit Fair Value, Lowest to Highest (1)............................                $--           $15.17              $29.50
Net Assets (In Thousands).........................................                $--          $11,063            $107,048
Investment Income Ratio to Net Assets (2).........................                 --            1.54%               4.14%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                 --            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................                 --               1%                -18%
2001
Units (In Thousands)..............................................                 --            1,028               3,720
Unit Fair Value, Lowest to Highest (1)............................                $--            15.06               35.86
Net Assets (In Thousands).........................................                $--          $15,237            $133,430
Investment Income Ratio to Net Assets (2).........................                 --            3.27%               6.22%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                 --            0.95%               0.95%
Total Return, Lowest to Highest (4)...............................                 --               3%                 -6%

                                                                        FIDELITY
                                                                         GROWTH
                                                                   INVESTMENT DIVISION
                                                                   -------------------
2004
Units (In Thousands)..............................................         4,247
Unit Fair Value, Lowest to Highest (1)............................        $36.99
Net Assets (In Thousands).........................................      $157,102
Investment Income Ratio to Net Assets (2).........................         0.26%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................         8.19%
2003
Units (In Thousands)..............................................         4,594
Unit Fair Value, Lowest to Highest (1)............................        $36.13
Net Assets (In Thousands).........................................      $165,752
Investment Income Ratio to Net Assets (2).........................         0.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................        31.62%
2002
Units (In Thousands)..............................................         4,626
Unit Fair Value, Lowest to Highest (1)............................        $27.45
Net Assets (In Thousands).........................................      $126,972
Investment Income Ratio to Net Assets (2).........................         0.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................          -31%
2001
Units (In Thousands)..............................................         4,794
Unit Fair Value, Lowest to Highest (1)............................         39.65
Net Assets (In Thousands).........................................      $190,040
Investment Income Ratio to Net Assets (2).........................         7.04%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)         0.95%
Total Return, Lowest to Highest (4)...............................          -18%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

                FIDELITY             FIDELITY          CALVERT SOCIAL      CALVERT SOCIAL        LORD ABBETT
                OVERSEAS       INVESTMENT GRADE BOND      BALANCED         MID CAP GROWTH      BOND DEBENTURE
           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
           ------------------- --------------------- ------------------- ------------------- -------------------
                   1,403                  942                    2,197             506                   9,177
                  $22.15               $22.93         $20.92 to $27.11          $27.07        $12.27 to $21.73
                 $31,061              $21,612                  $58,295         $13,689                $125,736
                   1.09%                7.14%                    1.72%           0.00%                   3.67%
                   0.95%                0.95%           0.50% to 1.55%           0.95%          0.65% to 2.30%
                  14.00%                0.88%           0.28% to 7.70%           8.28%          3.58% to 7.68%
                   1,388                1,036                    2,146             496                   7,505
                  $19.68               $22.17         $19.85 to $25.35          $25.00        $11.60 to $16.24
                 $27,274              $23,037                  $53,337         $12,360                 $94,258
                   0.74%                5.36%                    1.95%           0.00%                   1.98%
                   0.95%                0.95%           0.50% to 1.45%           0.95%          0.95% to 2.30%
                  42.09%                3.79%         17.59% to 18.72%          30.48%        16.49% to 18.44%
                   1,400                1,040                    2,114             468                   5,370
                  $13.85               $21.36          $20.02 to 21.51          $19.16         $9.96 to $13.79
                 $19,412              $22,210                  $44,584          $8,958                 $57,316
                   0.81%                3.29%                    2.69%           0.00%                  11.49%
                   0.95%                0.95%           0.95% to 1.25%           0.95%          0.95% to 2.20%
                    -21%                   9%               -13% to 0%            -29%               -3% to 4%
                   1,398                  822                    2,129             457                   5,561
                   17.54                19.54         $23.01 to $24.80          $26.95        $10.65 to $10.80
                 $24,642              $16,070                  $51,803         $12,327                 $59,096
                  15.44%                4.60%                    5.60%           6.52%                  13.56%
                   0.95%                0.95%           0.95% to 1.25%           0.95%          0.95% to 1.25%
                    -22%                   7%                      -8%            -13%              -2% to -3%

                    MFS              T. ROWE PRICE
           RESEARCH INTERNATIONAL   MID-CAP GROWTH
            INVESTMENT DIVISION   INVESTMENT DIVISION
           ---------------------- -------------------
                         2,757                8,669
              $10.81 to $11.91      $6.87 to $11.51
                       $31,719              $63,001
                         0.27%                0.00%
                0.95% to 2.30%       0.95% to 2.30%
             -14.39% to 18.63%     11.63% to 17.14%
                         1,792                5,570
               $9.28 to $10.04       $5.99 to $6.36
                       $17,501              $34,865
                         0.89%                0.00%
                0.95% to 2.30%       0.95% to 2.30%
              29.10% to 30.90%     33.67% to 35.90%
                         1,105                2,939
                $7.63 to $7.67       $4.66 to $4.68
                        $8,338              $13,645
                         0.23%                0.60%
                0.95% to 2.20%       0.95% to 2.20%
                   -14% to -1%                 -45%
                           415                1,558
                $8.38 to $8.75       $8.23 to $8.44
                        $3,612              $13,133
                         0.21%                0.00%
                0.95% to 1.35%       0.95% to 1.80%
                    -13% to 2%           -16% to 2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                                          PIMCO               PIMCO              MET/AIM
                                                                      TOTAL RETURN       PEA INNOVATION    MID CAP CORE EQUITY
                                                                   INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                   ------------------- ------------------- -------------------
2004
Units (In Thousands)..............................................            24,586              11,147               2,505
Unit Fair Value, Lowest to Highest (1)............................  $11.61 to $12.52      $4.19 to $5.41    $10.95 to $13.82
Net Assets (In Thousands).........................................          $298,387             $54,272             $34,154
Investment Income Ratio to Net Assets (2).........................             7.25%               0.08%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................    0.83% to 4.42%    -6.49% to 15.20%     7.34% to 13.37%
2003
Units (In Thousands)..............................................            18,546              10,123               1,639
Unit Fair Value, Lowest to Highest (1)............................  $11.31 to $11.99      $4.49 to $5.71    $11.82 to $12.19
Net Assets (In Thousands).........................................          $217,220             $53,817             $19,819
Investment Income Ratio to Net Assets (2).........................             2.47%               0.00%               1.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................    2.06% to 3.81%    53.81% to 56.44%    23.48% to 25.15%
2002
Units (In Thousands)..............................................            12,100               3,262                 454
Unit Fair Value, Lowest to Highest (1)............................  $11.11 to $11.47       $2.93 to 3.65      $9.58 to $9.74
Net Assets (In Thousands).........................................          $137,803             $11,593              $4,413
Investment Income Ratio to Net Assets (2).........................             0.00%               0.00%               0.21%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................          4% to 9%         -52% to -5%          -15% to 0%
2001
Units (In Thousands)..............................................             2,824               2,056                  --
Unit Fair Value, Lowest to Highest (1)............................  $10.38 to $10.57      $7.44 to $7.46                 $--
Net Assets (In Thousands).........................................           $29,787             $15,297                 $--
Investment Income Ratio to Net Assets (2).........................             2.49%               0.00%                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.05%      0.95% to 1.25%                  --
Total Return, Lowest to Highest (4)...............................          0% to 6%        -26% to -25%                  --

                                                                         MET/AIM
                                                                    SMALL CAP GROWTH
                                                                   INVESTMENT DIVISION
                                                                   -------------------
2004
Units (In Thousands)..............................................             1,154
Unit Fair Value, Lowest to Highest (1)............................  $10.86 to $12.50
Net Assets (In Thousands).........................................           $14,129
Investment Income Ratio to Net Assets (2).........................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.60% to 2.30%
Total Return, Lowest to Highest (4)...............................    4.15% to 8.60%
2003
Units (In Thousands)..............................................               739
Unit Fair Value, Lowest to Highest (1)............................  $11.41 to $11.77
Net Assets (In Thousands).........................................            $8,618
Investment Income Ratio to Net Assets (2).........................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.30%
Total Return, Lowest to Highest (4)...............................  35.85% to 37.82%
2002
Units (In Thousands)..............................................               208
Unit Fair Value, Lowest to Highest (1)............................    $8.41 to $8.54
Net Assets (In Thousands).........................................            $1,770
Investment Income Ratio to Net Assets (2).........................             0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)    0.95% to 2.20%
Total Return, Lowest to Highest (4)...............................        -29% to 0%
2001
Units (In Thousands)..............................................                --
Unit Fair Value, Lowest to Highest (1)............................               $--
Net Assets (In Thousands).........................................               $--
Investment Income Ratio to Net Assets (2).........................                --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3)                --
Total Return, Lowest to Highest (4)...............................                --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Investment Division

  HARRIS OAKMARK        OPPENHEIMER             JANUS           THIRD AVENUE        NEUBERGER BERMAN          AMERICAN
   INTERNATIONAL    CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE         REAL ESTATE          FUNDS GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (B) INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ----------------------- -------------------
            4,687                   42               2,836                  28                 4,509                  4,246
 $11.70 to $14.23       $8.34 to $8.44     $6.93 to $11.00    $14.26 to $14.42      $12.76 to $12.89     $100.66 to $143.62
          $65,755                 $357             $20,718                $404               $57,897               $542,083
            0.01%                7.78%               0.00%               3.24%                 7.49%                  0.20%
   0.95% to 2.30%       1.15% to 1.45%      0.95% to 2.30%      1.15% to 1.55%        0.95% to 2.30%         0.85% to 2.30%
 12.68% to 19.58%       4.89% to 5.24%     6.11% to 10.53%    24.54% to 25.07%      27.56% to 28.90%        3.61% to 11.54%
            1,187                   13               2,455                  12                    --                  2,564
 $11.54 to $11.90       $7.95 to $8.00      $6.62 to $6.88    $11.47 to $11.53                   $--      $93.64 to $128.76
          $14,032                 $101             $16,719                $134                   $--               $298,879
            1.97%                0.00%               0.00%               1.65%                    --                  0.13%
   0.95% to 2.30%       1.15% to 1.30%      0.95% to 2.30%      1.15% to 1.30%                    --         0.50% to 2.45%
 32.08% to 33.86%     26.59% to 27.23%    26.94% to 28.84%    39.37% to 39.76%                    --       33.11% to 37.49%
               90                  499              46,925                  --                    --                  1,194
   $8.86 to $8.89       $6.30 to $6.31     $8.46 to $11.36                 $--                   $--       $71.44 to $93.21
             $794                   $3            $524,361                 $--                   $--               $104,487
            0.25%                0.00%               0.00%                  --                    --                  0.05%
   0.95% to 2.20%       1.15% to 1.25%      0.95% to 2.20%                  --                    --         0.95% to 2.20%
             -16%             1% to 2%        -31% to -15%                  --                    --             -26% to 3%
               --                   --              55,394                  --                    --                    394
              $--                  $--    $15.19 to $16.14                 $--                   $--      $99.46 to $124.56
              $--                  $--            $882,658                 $--                   $--                $46,547
               --                   --               0.00%                  --                    --                  4.53%
               --                   --      0.95% to 2.05%                  --                    --         0.95% to 2.05%
               --                   --          -38% to 2%                  --                    --             -15% to 0%

  AMERICAN FUNDS          AMERICAN FUNDS
   GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
INVESTMENT DIVISION     INVESTMENT DIVISION
------------------- ---------------------------
             5,182                  8,038
 $76.86 to $109.66       $18.07 to $20.25
          $505,963               $156,789
             1.02%                  0.00%
    0.85% to 2.30%         0.85% to 2.30%
    4.85% to 9.44%       11.42% to 35.71%
             3,157                  4,022
 $72.87 to $100.20       $15.43 to $16.80
          $286,012                $66,038
             1.21%                  0.40%
    0.50% to 2.45%         0.95% to 2.45%
  27.64% to 31.17%       49.82% to 52.14%
             1,478                  1,733
  $57.44 to $74.94       $10.35 to $11.05
          $103,901                $18,828
             1.50%                  0.91%
    0.95% to 2.20%         0.95% to 2.20%
       -20% to -1%            -21% to -4%
               412                    559
  $83.86 to $92.64       $13.16 to $13.78
           $36,218                 $7,623
             1.47%                  0.81%
    0.95% to 1.35%         0.95% to 2.05%
         -3% to 0%              -9% to 2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)

7.  CHANGE OF PORTFOLIO NAME, PORTFOLIO MERGERS AND SHARE SUBSTITUTIONS

Effective May 3, 2004, FI Structured Equity Portfolio of the Metropolitan Fund and PIMCO Innovation Portfolio of the Met Investors Fund changed their name to FI Value Leaders Portfolio and PIMCO PEA Innovation Portfolio, respectively.

Effective May 3, 2004, FI Mid Cap Opportunities Portfolio and MFS Research Managers Portfolio of the Metropolitan Fund merged into Janus Mid Cap Portfolio and MFS Investors Trust Portfolio of the Metropolitan Fund, respectively. Janus Mid Cap Portfolio subsequently changed its name to FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, Alger Equity Growth Portfolio of the Metropolitan Fund and Fidelity VIP Asset Manager Portfolio of the Fidelity Fund substituted all of their shares for shares in the State Street Research Large Cap Growth Portfolio and MFS Total Return Portfolio of the Metropolitan Fund, respectively.

Effective December 16, 2003, Putnam International Stock Portfolio of the Metropolitan Fund changed its name to FI International Stock Portfolio.

Effective May 1, 2003, Putnam Large Cap Growth Portfolio changed its name to Met/Putnam Voyager Portfolio and all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or sub-adviser.

Effective April 28, 2003, Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

Effective January 1, 2003, MFS Mid Cap Growth Portfolio changed sub-advisers from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to T. Rowe Price Mid-Cap Growth Portfolio. State Street Research Concentrated International Portfolio changed sub-advisers from State Street Research & Management Company to Harris Associates L.P. and changed its name to Harris Oakmark International Portfolio.

8.  SUBSEQUENT EVENT

On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings Inc. ("SSRM") and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock Inc. Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                         INDEPENDENT AUDITOR'S REPORT

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company
New York, New York

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

/s/  DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 31, 2005

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          DECEMBER 31, 2004 AND 2003
            (DOLLARS IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                      2004     2003
                                                                                                    -------- --------
ASSETS
Investments:
    Fixed maturities available-for-sale, at fair value (amortized cost: $141,512 and $134,844, respectively)................................................................... $150,246 $143,148
    Equity securities, at fair value (cost: $1,646 and $885, respectively).........................    1,903    1,232
    Mortgage and other loans.......................................................................   31,571   26,637
    Policy loans...................................................................................    8,256    8,180
    Real estate and real estate joint ventures held-for-investment.................................    3,069    2,654
    Real estate held-for-sale......................................................................      252      472
    Other limited partnership interests............................................................    2,891    2,584
    Short-term investments.........................................................................    1,195    1,303
    Other invested assets..........................................................................    4,908    4,795
                                                                                                    -------- --------
       Total investments...........................................................................  204,291  191,005
Cash and cash equivalents..........................................................................    2,373    2,343
Accrued investment income..........................................................................    2,006    1,922
Premiums and other receivables.....................................................................    5,498    6,170
Deferred policy acquisition costs..................................................................   11,071   10,232
Assets of subsidiaries held-for-sale...............................................................      379      183
Other assets.......................................................................................    5,863    5,749
Separate account assets............................................................................   68,507   63,661
                                                                                                    -------- --------
       Total assets................................................................................ $299,988 $281,265
                                                                                                    ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
    Future policy benefits......................................................................... $ 91,603 $ 86,802
    Policyholder account balances..................................................................   68,369   61,725
    Other policyholder funds.......................................................................    8,553    6,948
    Policyholder dividends payable.................................................................    1,058    1,046
    Policyholder dividend obligation...............................................................    2,243    2,130
    Short-term debt................................................................................    1,445    3,536
    Long-term debt.................................................................................    2,050    2,055
    Shares subject to mandatory redemption.........................................................      278      277
    Liabilities of subsidiaries held-for-sale......................................................      240       70
    Current income taxes payable...................................................................      709      791
    Deferred income taxes payable..................................................................    2,671    2,696
    Payables under securities loaned transactions..................................................   25,230   24,065
    Other liabilities..............................................................................    8,040    7,990
    Separate account liabilities...................................................................   68,507   63,661
                                                                                                    -------- --------
       Total liabilities...........................................................................  280,996  263,792
                                                                                                    -------- --------

Stockholder's Equity:
Parent's interest in preferred stock of a subsidiary, par value $1,000 per share; 110,000 shares
 authorized; 93,402 shares issued and outstanding at December 31, 2003.............................       --       93
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued
 and outstanding at December 31, 2004 and 2003.....................................................        5        5
Additional paid-in capital.........................................................................   13,827   13,730
Retained earnings..................................................................................    2,696    1,261
Accumulated other comprehensive income.............................................................    2,464    2,384
                                                                                                    -------- --------
    Total stockholder's equity.....................................................................   18,992   17,473
                                                                                                    -------- --------
    Total liabilities and stockholder's equity..................................................... $299,988 $281,265
                                                                                                    ======== ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                      2004     2003     2002
                                                                    -------  -------  -------
REVENUES
Premiums........................................................... $17,512  $18,151  $18,461
Universal life and investment-type product policy fees.............   2,042    1,921    1,927
Net investment income..............................................  10,805   10,279   10,553
Other revenues.....................................................     712      919    1,188
Net investment gains (losses)......................................     289     (557)    (832)
                                                                    -------  -------  -------
   Total revenues..................................................  31,360   30,713   31,297
                                                                    -------  -------  -------
EXPENSES
Policyholder benefits and claims...................................  18,735   18,444   18,709
Interest credited to policyholder account balances.................   2,358    2,379    2,711
Policyholder dividends.............................................   1,743    1,897    1,911
Other expenses.....................................................   5,382    5,633    6,348
                                                                    -------  -------  -------
   Total expenses..................................................  28,218   28,353   29,679
                                                                    -------  -------  -------
Income from continuing operations before provision for income taxes   3,142    2,360    1,618
Provision for income taxes.........................................     894      667      498
                                                                    -------  -------  -------
Income from continuing operations..................................   2,248    1,693    1,120
Income from discontinued operations, net of income taxes...........      43      334      492
                                                                    -------  -------  -------
Income before cumulative effect of a change in accounting..........   2,291    2,027    1,612
Cumulative effect of a change in accounting, net of income taxes...     (52)     (26)      --
                                                                    -------  -------  -------
Net income......................................................... $ 2,239  $ 2,001  $ 1,612
                                                                    =======  =======  =======


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)



                                                         PARENT'S
                                                        INTEREST IN          ADDITIONAL
                                                      PREFERRED STOCK COMMON  PAID-IN   RETAINED
                                                      OF A SUBSIDIARY STOCK   CAPITAL   EARNINGS
                                                      --------------- ------ ---------- --------
Balance at January 1, 2002...........................      $ --        $ 5    $12,825   $    --
Sale of subsidiary to the Holding Company............                             149
Capital contribution from the Holding Company........                             500
Dividends on common stock............................                                      (904)
Comprehensive income (loss):
   Net income........................................                                     1,612
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Foreign currency translation adjustments........

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2002.........................        --          5     13,474       708
Issuance of preferred stock by subsidiary to the
 Holding Company.....................................        93
Issuance of shares--by subsidiary....................                              24
Issuance of stock options--by subsidiary.............                               2
Sale of subsidiaries to the Holding Company or
 affiliate...........................................                             261
Capital contribution from the Holding Company........                               2
Return of capital to the Holding Company.............                             (33)
Dividends on common stock............................                                    (1,448)
Comprehensive income (loss):
   Net income........................................                                     2,001
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Foreign currency translation adjustments........
     Minimum pension liability adjustment............

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2003.........................        93          5     13,730     1,261
Contribution of preferred stock by Holding Company
 to subsidiary and retirement thereof................       (93)
Issuance of shares--by subsidiary....................                               4
Issuance of stock options--by subsidiary.............                               2
Capital contribution from the Holding Company........                              94
Return of capital to the Holding Company.............                              (3)
Dividends on preferred stock.........................                                        (7)
Dividends on common stock............................                                      (797)
Comprehensive income (loss):
   Net income........................................                                     2,239
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Cumulative effect of a change in accounting,
      net of income taxes............................
     Foreign currency translation adjustments........
     Minimum pension liability adjustment............

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2004.........................      $ --        $ 5    $13,827   $ 2,696
                                                           ====        ===    =======   =======

                                                      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                      --------------------------------------------
                                                           NET            FOREIGN       MINIMUM
                                                        UNREALIZED       CURRENCY       PENSION
                                                        INVESTMENT      TRANSLATION    LIABILITY
                                                      GAINS (LOSSES)    ADJUSTMENT     ADJUSTMENT    TOTAL
                                                      --------------    -----------    ----------   -------
Balance at January 1, 2002...........................     $1,799           $(139)        $ (46)     $14,444
Sale of subsidiary to the Holding Company............                                                   149
Capital contribution from the Holding Company........                                                   500
Dividends on common stock............................                                                  (904)
Comprehensive income (loss):
   Net income........................................                                                 1,612
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............        (58)                                       (58)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................        250                                        250
     Foreign currency translation adjustments........                         72                         72
                                                                                                    -------
     Other comprehensive income (loss)...............                                                   264
                                                                                                    -------
   Comprehensive income (loss).......................                                                 1,876
                                                          ------           -----         -----      -------
Balance at December 31, 2002.........................      1,991             (67)          (46)      16,065
Issuance of preferred stock by subsidiary to the
 Holding Company.....................................                                                    93
Issuance of shares--by subsidiary....................                                                    24
Issuance of stock options--by subsidiary.............                                                     2
Sale of subsidiaries to the Holding Company or
 affiliate...........................................                                                   261
Capital contribution from the Holding Company........                                                     2
Return of capital to the Holding Company.............                                                   (33)
Dividends on common stock............................                                                (1,448)
Comprehensive income (loss):
   Net income........................................                                                 2,001
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............       (228)                                      (228)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................        642                                        642
     Foreign currency translation adjustments........                        174                        174
     Minimum pension liability adjustment............                                      (82)         (82)
                                                                                                    -------
     Other comprehensive income (loss)...............                                                   506
                                                                                                    -------
   Comprehensive income (loss).......................                                                 2,507
                                                          ------           -----         -----      -------
Balance at December 31, 2003.........................      2,405             107          (128)      17,473
Contribution of preferred stock by Holding Company
 to subsidiary and retirement thereof................                                                   (93)
Issuance of shares--by subsidiary....................                                                     4
Issuance of stock options--by subsidiary.............                                                     2
Capital contribution from the Holding Company........                                                    94
Return of capital to the Holding Company.............                                                    (3)
Dividends on preferred stock.........................                                                    (7)
Dividends on common stock............................                                                  (797)
Comprehensive income (loss):
   Net income........................................                                                 2,239
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............        (77)                                       (77)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................         19                                         19
     Cumulative effect of a change in accounting,
      net of income taxes............................         61                                         61
     Foreign currency translation adjustments........                         79                         79
     Minimum pension liability adjustment............                                       (2)          (2)
                                                                                                    -------
     Other comprehensive income (loss)...............                                                    80
                                                                                                    -------
   Comprehensive income (loss).......................                                                 2,319
                                                          ------           -----         -----      -------
Balance at December 31, 2004.........................     $2,408           $ 186         $(130)     $18,992
                                                          ======           =====         =====      =======

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                          2004      2003      2002
                                                                        --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................................. $  2,239  $  2,001  $  1,612
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Depreciation and amortization expenses..............................      342       386       432
   Amortization of premiums and accretion of discounts associated with
     investments, net..................................................      (15)     (162)     (456)
   (Gains) losses from sales of investments and businesses, net........     (289)      125       256
   Interest credited to other policyholder account balances............    2,358     2,379     2,711
   Universal life and investment-type product policy fees..............   (2,042)   (1,921)   (1,927)
   Change in premiums and other receivables............................      460       (81)   (1,878)
   Change in deferred policy acquisition costs, net....................     (752)     (902)     (766)
   Change in insurance-related liabilities.............................    4,939     4,210     4,550
   Change in income taxes payable......................................     (101)      250       684
   Change in other assets..............................................      (71)     (351)   (1,011)
   Change in other liabilities.........................................       51       319       118
   Other, net..........................................................     (205)     (134)       74
                                                                        --------  --------  --------
Net cash provided by operating activities..............................    6,914     6,119     4,399
                                                                        --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
   Fixed maturities....................................................   78,494    69,292    61,473
   Equity securities...................................................    1,587       576     2,676
   Mortgage and other loans............................................    3,961     3,221     2,555
   Real estate and real estate joint ventures..........................      382       865       888
   Other limited partnership interests.................................      800       330       213
Purchases of:
   Fixed maturities....................................................  (83,243)  (90,122)  (79,509)
   Equity securities...................................................   (2,107)     (104)   (1,235)
   Mortgage and other loans............................................   (8,639)   (4,354)   (3,111)
   Real estate and real estate joint ventures..........................     (484)     (255)     (146)
   Other limited partnership interests.................................     (893)     (643)     (507)
Net change in short-term investments...................................      215      (183)     (308)
Proceeds from sales of businesses......................................       18     1,995       749
Net change in payable under securities loaned transactions.............    1,166     7,744     3,659
Net change in other invested assets....................................     (459)     (940)     (486)
Other, net.............................................................     (371)     (201)     (329)
                                                                        --------  --------  --------
Net cash used in investing activities.................................. $ (9,573) $(12,779) $(13,418)
                                                                        --------  --------  --------

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                           2004      2003      2002
                                                                         --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
   Deposits............................................................. $ 28,277  $ 29,054  $ 30,350
   Withdrawals..........................................................  (22,702)  (22,268)  (24,773)
Net change in short-term debt...........................................   (2,072)    2,624       567
Long-term debt issued...................................................       20       145       537
Long-term debt repaid...................................................      (28)     (714)     (221)
Capital contribution from the Holding Company...........................       --       148       649
Proceeds from offering of common stock by subsidiary, net...............       --       398        --
Dividends on preferred stock............................................       (7)       --        --
Dividends on common stock...............................................     (797)   (1,448)     (904)
Other, net..............................................................        3         8       (12)
                                                                         --------  --------  --------
Net cash provided by financing activities...............................    2,694     7,947     6,193
                                                                         --------  --------  --------
Change in cash and cash equivalents.....................................       35     1,287    (2,826)
Cash and cash equivalents, beginning of year............................    2,393     1,106     3,932
                                                                         --------  --------  --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................. $  2,428  $  2,393  $  1,106
                                                                         ========  ========  ========
Cash and cash equivalents, subsidiaries held-for-sale, beginning of year       50        54        50
                                                                         ========  ========  ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END OF YEAR......       55        50        54
                                                                         ========  ========  ========
Cash and cash equivalents, from continuing operations, beginning of year    2,343     1,052     3,882
                                                                         ========  ========  ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END OF YEAR......    2,373     2,343     1,052
                                                                         ========  ========  ========
Supplemental disclosures of cash flow information:
   Net cash paid during the year for:
       Interest......................................................... $    140  $    307  $    243
                                                                         ========  ========  ========
       Income taxes..................................................... $    950  $    789  $     96
                                                                         ========  ========  ========
   Non-cash transactions during the year:
       Purchase money mortgage on real estate sale...................... $      2  $    196  $    954
                                                                         ========  ========  ========
       Real estate acquired in satisfaction of debt..................... $      7  $     14  $     30
                                                                         ========  ========  ========
       Transfer from funds withheld at interest to fixed maturities..... $    606  $     --  $     --
                                                                         ========  ========  ========
       Contribution of equity securities to MetLife Foundation.......... $     50  $     --  $     --
                                                                         ========  ========  ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and other financial services to individual and institutional customers. The Company offers life insurance and annuities, to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). The Company offered automobile and homeowners insurance through Metropolitan Property and Casualty Insurance Company and its subsidiaries ("Met P&C"), which was sold to the Holding Company in 2003.

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item (See Note 6). Assets, liabilities, revenues and expenses of the general account for 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "--Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A., which were sold to the Holding Company in 2002; Met P&C, Metropolitan Tower Life Insurance Company ("MTL"), MetLife General Insurance Agency, Inc. and its subsidiaries, MetLife Securities, Inc. and N.L. Holding Corporation and its subsidiaries, which were sold to the Holding Company in 2003; and Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale. On August 25, 2004, the Company entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. ("SSRM"), to a third party. On January 31, 2005, the Company completed the sale of SSRM. The Company has reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented in the consolidated financial statements. (See Note 15).

   The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

   Minority interest related to consolidated entities included in other liabilities was $1,325 million and $1,233 million at December 31, 2004 and 2003, respectively.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2004 presentation.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions and employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

  INVESTMENTS

   The Company's principal investments are in fixed maturities, mortgage and other loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:
(i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  DERIVATIVES

   The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  DEFERRED POLICY ACQUISITION COSTS

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the capitalization and amortization of DAC including VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  LIABILITY FOR FUTURE POLICY BENEFITS

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

   Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated reserves are included in the results of operations in the period in which the changes occur.

  REINSURANCE

   The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  LITIGATION

   The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumptions used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  EMPLOYEE BENEFIT PLANS

   The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

  INVESTMENTS

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES than-temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

   The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

   Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

   Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Policy loans are stated at unpaid principal balances.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company regularly reviews residual values and impairs residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies.

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on these beneficial interests is recognized using the prospective method. The SPEs used to securitize assets generally are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities. Prior to the adoption of FASB Interpretation No. 46 (revised December 31, 2003), CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO. 51 ("FIN 46(r)"), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in FIN 46(r). Prior to the adoption of FIN 46(r), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance. These beneficial interests are generally structured notes which are included in fixed maturities, and their income is recognized using the retrospective interest method or the level yield method, as appropriate. Impairments of these beneficial interests are included in net investment gains (losses).

  DERIVATIVE FINANCIAL INSTRUMENTS

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses), or in Interest credited to policyholder account balances for hedges of liabilities embedded in certain variable annuity products offered by the Company.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or
(iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in net investment gains (losses).

   Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses).

   In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholders' equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item.

   In a hedge of a net investment in a foreign operation, changes in the fair value of the derivative are recorded in Other comprehensive income (loss).

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

   When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

   The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses).

  CASH AND CASH EQUIVALENTS

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

  PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to five years for all other property and equipment. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $439 million and $396 million at December 31, 2004 and 2003, respectively. Related depreciation and amortization expense was $93 million, $99 million and $77 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. Accumulated amortization of capitalized software was $490 million and $377 million at December 31, 2004 and 2003, respectively. Related amortization expense was $126 million, $143 million and $152 million for the years ended December 31, 2004, 2003 and 2002, respectively.

  DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

   DAC for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   DAC for property and casualty insurance contracts, which is primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   VOBA, included as part of DAC, represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits or premiums from such policies and contracts.

  SALES INDUCEMENTS

   The Company has two different types of sales inducements: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate than the normal general account interest rate credited on money in the enhanced dollar cost averaging program. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  GOODWILL

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a writedown of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from 10 to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

   Changes in net goodwill were as follows:

                                            YEARS ENDED DECEMBER 31,
                                            -----------------------
                                            2004     2003     2002
                                            ----     -----   -----
                                            (DOLLARS IN MILLIONS)
                 Balance, beginning of year $218    $ 405    $ 575
                 Acquisitions..............    1        3        7
                 Impairment losses.........   --       --       (2)
                 Disposition and other.....   (2)    (190)    (175)
                                             ----    -----   -----
                 Balance, end of year...... $217    $ 218    $ 405
                                             ====    =====   =====

   Accumulated amortization from goodwill was as follows at:

                                              DECEMBER 31,
                                             ---------------------
                                             2004    2003   2002
                                             ----    ----   ----
                                             (DOLLARS IN MILLIONS)
                    Accumulated amortization $32     $32    $71
                                             ===     ===    ===

  LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 9%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off. Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves.

   Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.3% to 10.0%.

   Participating business represented approximately 12% and 13% of the Company's life insurance in-force, and 87% and 88% of the number of life insurance policies in-force, at December 31, 2004 and 2003, respectively. Participating policies represented approximately 37% and 37%, 40% and 41%, and 40% and 41% of gross and net life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 10%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

   Liabilities for unpaid claims and claim expenses for property and casualty insurance are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 12%, less expenses, mortality charges, and withdrawals.

   The Company issues fixed and floating rate obligations under its guaranteed investment contract ("GIC") program. During the years ended December 31, 2004, 2003 and 2002, the Company issued $3,941 million, $4,341 million and $500 million, respectively, in such obligations. There have been no repayments of any of the contracts. Accordingly, the GICs outstanding, which are included in policyholder account balances in the accompanying consolidated balance sheets, were $8,978 and $4,862, respectively, at December 31, 2004 and 2003. Interest credited on the contracts for the years ended December 31, 2004, 2003 and 2002 was $139 million, $56 million and $12 million, respectively.

   The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

   Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term.

  OTHER REVENUES

   Other revenues include advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  POLICYHOLDER DIVIDENDS

   Policyholder dividends are approved annually by the insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  INCOME TAXES

   The Company joins with the Holding Company and its includable affiliates in filing a consolidated Federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current Federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to the Holding Company to the extent that their income (losses and other credits) contributes to (reduces) the consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.

   The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

  REINSURANCE

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

  SEPARATE ACCOUNTS

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $1.7 billion were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "--Application of Recent Accounting Pronouncements."

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  STOCK-BASED COMPENSATION

   Effective January 1, 2003, MetLife, Inc. and the Company account for stock-based compensation plans using the prospective fair value accounting method prescribed by SFAS No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION ("SFAS 123"), as amended by SFAS No. 148, ACCOUNTING FOR STOCK-BASED COMPENSATION--TRANSITION AND DISCLOSURE ("SFAS 148"). The fair value method requires compensation cost to be measured based on the fair value of the equity instrument at the grant or award date. MetLife, Inc. allocates 100% of stock option expense to the Company.

   Stock-based compensation grants prior to January 1, 2003 are accounted for using the intrinsic value method prescribed by Accounting Principles Board Opinion ("APB") No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES ("APB 25").
Note 12 includes the pro forma disclosures required by SFAS No. 123, as amended. The intrinsic value method represents the quoted market price or fair value of the equity award at the measurement date less the amount, if any, the employee is required to pay.

   Stock-based compensation is accrued over the vesting period of the grant or award.

  FOREIGN CURRENCY

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings in the respective financial statement lines to which they relate.

  DISCONTINUED OPERATIONS

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

   In December 2004, the Financial Accounting Standards Board ("FASB") issued Staff Position Paper ("FSP") 109-2, ACCOUNTING AND DISCLOSURE GUIDANCE FOR THE FOREIGN EARNINGS REPATRIATION PROVISION WITHIN THE

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AMERICAN JOBS CREATION ACT OF 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, ACCOUNTING FOR INCOME TAXES. The Company has completed its evaluation of the repatriation provision and determined that there will not be any impact on the Company's tax provision and deferred tax assets and liabilities.

   In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

   In December 2004, FASB revised SFAS 123 to Share-Based Payment ("SFAS 123(r)"). SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. The revised pronouncement must be adopted by the Company by July 1, 2005. As all stock options currently accounted for under APB 25 will vest prior to the effective date, implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

   Effective January 1, 2003, the Company adopted SFAS 148, which provides guidance on how to apply the fair value method of accounting for share-based payments. As permitted under SFAS 148, the Company elected to use the prospective method of accounting for stock options granted subsequent to December 31, 2002. Options granted prior to January 1, 2003 will continue to be accounted for under the intrinsic value method until the adoption of SFAS 123(r), and the pro forma impact of accounting for these options at fair value will continue to be disclosed in the consolidated financial statements until the last of those options vest in 2005. See Note 12.

   In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its consolidated financial statements.

   In March 2004, the EITF reached consensus on Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which has been reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability ("offsets") under certain variable annuity and life contracts and income taxes. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income taxes, which were recorded as cumulative effects of a change in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. At adoption, the Company reclassified $116 million of ownership in its own separate accounts from other assets to fixed maturities, equity securities and cash and cash equivalents. This reclassification had no significant impact on net income or other comprehensive income at adoption. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and policyholder account balances. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income taxes, which were reported as cumulative effects of a change in accounting. The application of SOP 03-1 decreased the Company's 2004 net income by $36 million, including the cumulative effect of adoption of a decrease in net income of $52 million as described above.

   In December 2003, FASB revised SFAS No. 132, EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS--AN AMENDMENT OF FASB STATEMENTS NO. 87, 88 AND 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In May 2004, the FASB issued FASB Staff Position ("FSP") No. 106-2, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 based on the Company's determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. FSP 106-2 was effective for interim periods beginning after June 15, 2004 and provides for either retroactive application to the date of enactment of the legislation or prospective application from the date of adoption of FSP 106-2. Effective July 1, 2004, the Company adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation and net periodic postretirement benefit cost was reduced by $201 million and $16 million for 2004, respectively.

   Effective October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and
(ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company's application of Issue B36 increased (decreased) net income by $4 million and ($12) million, net of amortization of DAC and income taxes, for 2004 and 2003, respectively. The 2003 impact includes a decrease in net income of $26 million relating to the cumulative effect of a change in accounting from the adoption of the new guidance.

   Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

   During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB NO. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a VIE and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated. In accordance with the provisions of FIN 46(r), the Company elected to defer until March 31, 2004 the consolidation of interests in VIEs for non-SPEs acquired prior to February 1, 2003 for which

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES it is the primary beneficiary. As of March 31, 2004, the Company consolidated assets and liabilities relating to real estate joint ventures of $78 million and $11 million, respectively, and assets and liabilities relating to other limited partnerships of $29 million and less than $1 million, respectively, for VIEs for which the Company was deemed to be the primary beneficiary. There was no impact to net income from the adoption of FIN 46.

   Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 10.

   Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The Company's activities subject to this guidance in 2004 and 2003 were not significant.

   Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

   Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of APB Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144: (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements other than the presentation as discontinued operations of net investment income and net investment gains related to operations of real estate on which the Company initiated disposition activities subsequent to January 1, 2002 and the classification of such real estate as held-for-sale on the consolidated balance sheets.

   Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES by reporting unit. There was no impairment of identified intangibles or significant reclassifications between goodwill and other intangible assets at January 1, 2002. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002.

2.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

   Fixed maturities and equity securities at December 31, 2004 were as follows:

                                                                    GROSS
                                                        COST OR  UNREALIZED
                                                       AMORTIZED ----------- ESTIMATED
                                                         COST     GAIN  LOSS FAIR VALUE
                                                       --------- ------ ---- ----------
                                                            (DOLLARS IN MILLIONS)
Fixed Maturities:
   Bonds:
       U.S. treasury/agency securities................ $ 14,938  $1,271 $ 19  $ 16,190
       State and political subdivision securities.....      340      16    1       355
       U.S. corporate securities......................   51,398   3,561  144    54,815
       Foreign government securities..................    4,666     767   12     5,421
       Foreign corporate securities...................   21,545   2,381   65    23,861
       Residential mortgage-backed securities.........   28,155     573   52    28,676
       Commercial mortgage-backed securities..........   10,395     408   30    10,773
       Asset-backed securities........................    9,282     115   29     9,368
       Other fixed maturity securities................      519      46   33       532
                                                       --------  ------ ----  --------
          Total bonds.................................  141,238   9,138  385   149,991
   Redeemable preferred stocks........................      274      --   19       255
                                                       --------  ------ ----  --------
          Total fixed maturities...................... $141,512  $9,138 $404  $150,246
                                                       ========  ====== ====  ========
   Equity Securities:
       Common stocks.................................. $  1,329  $  238 $  5  $  1,562
       Nonredeemable preferred stocks.................      317      24   --       341
                                                       --------  ------ ----  --------
          Total equity securities..................... $  1,646  $  262 $  5  $  1,903
                                                       ========  ====== ====  ========

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Fixed maturities and equity securities at December 31, 2003 were as follows:

                                                                    GROSS
                                                        COST OR  UNREALIZED
                                                       AMORTIZED ----------- ESTIMATED
                                                         COST     GAIN  LOSS FAIR VALUE
                                                       --------- ------ ---- ----------
                                                            (DOLLARS IN MILLIONS)
Fixed Maturities:
   Bonds:
       U.S. treasury/agency securities................ $ 13,249  $1,208 $ 23  $ 14,434
       State and political subdivision securities.....      282      11    8       285
       U.S. corporate securities......................   49,466   3,486  228    52,724
       Foreign government securities..................    4,847     752   20     5,579
       Foreign corporate securities...................   18,680   2,005   70    20,615
       Residential mortgage-backed securities.........   28,049     687   81    28,655
       Commercial mortgage-backed securities..........    9,080     480   15     9,545
       Asset-backed securities........................   10,414     169   54    10,529
       Other fixed maturity securities................      232     138   62       308
                                                       --------  ------ ----  --------
          Total bonds.................................  134,299   8,936  561   142,674
   Redeemable preferred stocks........................      545       2   73       474
                                                       --------  ------ ----  --------
          Total fixed maturities...................... $134,844  $8,938 $634  $143,148
                                                       ========  ====== ====  ========
   Equity Securities:
       Common stocks.................................. $    506  $  323 $  1  $    828
       Nonredeemable preferred stocks.................      379      25   --       404
                                                       --------  ------ ----  --------
          Total equity securities..................... $    885  $  348 $  1  $  1,232
                                                       ========  ====== ====  ========

   The Company held foreign currency derivatives with notional amounts of $4,642 million and $3,472 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2004 and 2003, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11,216 million and $11,814 million at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $877 million and $839 million at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were $84 million and $357 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The cost or amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                        COST OR
                                                       AMORTIZED  ESTIMATED
                                                         COST     FAIR VALUE
                                                       ---------  ----------
                                                       (DOLLARS IN MILLIONS)
     Due in one year or less.......................... $  5,491    $  5,578
     Due after one year through five years............   24,326      25,491
     Due after five years through ten years...........   28,853      31,053
     Due after ten years..............................   34,736      39,052
                                                       --------    --------
        Subtotal......................................   93,406     101,174
     Mortgage-backed and other asset-backed securities   47,832      48,817
                                                       --------    --------
        Subtotal......................................  141,238     149,991
     Redeemable preferred stock.......................      274         255
                                                       --------    --------
        Total fixed maturities........................ $141,512    $150,246
                                                       ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2004     2003     2002
                                       -------  -------  -------
                                         (DOLLARS IN MILLIONS)
               Proceeds............... $53,643  $48,390  $34,918
               Gross investment gains. $   792  $   446  $ 1,683
               Gross investment losses $  (468) $  (452) $  (973)

   Gross investment losses above exclude writedowns recorded during 2004, 2003 and 2002 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $93 million, $328 million and $1,342 million, respectively.

   The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                                  DECEMBER 31, 2004
                                            --------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                            -------------------- -------------------- --------------------
                                            ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                              FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                              VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                            --------- ---------- --------- ---------- --------- ----------
                                                                (DOLLARS IN MILLIONS)
U.S. treasury/agency securities............  $ 4,399     $ 19     $    1      $ --     $ 4,400     $ 19
States and political subdivision securities       37       --         14         1          51        1
U.S. corporate securities..................    8,122       97      1,081        47       9,203      144
Foreign government securities..............      493        8         39         4         532       12
Foreign corporate securities...............    3,234       52        413        13       3,647       65
Residential mortgage-backed securities.....    7,257       49        215         3       7,472       52
Commercial mortgage-backed securities......    3,137       27        136         3       3,273       30
Asset-backed securities....................    3,424       22        203         7       3,627       29
Other fixed maturity securities............       37       33         12        --          49       33
                                             -------     ----     ------      ----     -------     ----
   Total bonds.............................   30,140      307      2,114        78      32,254      385
Redeemable preferred stocks................      255       19         --        --         255       19
                                             -------     ----     ------      ----     -------     ----
   Total fixed maturities..................  $30,395     $326     $2,114      $ 78     $32,509     $404
                                             =======     ====     ======      ====     =======     ====
Equity Securities..........................  $    78     $  5     $    4      $ --     $    82     $  5
                                             =======     ====     ======      ====     =======     ====
Total number of securities in an unrealized
  loss position............................    2,866                 244                 3,110
                                             =======              ======               =======

                                                                  DECEMBER 31, 2003
                                            --------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                            -------------------- -------------------- --------------------
                                            ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                              FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                              VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                            --------- ---------- --------- ---------- --------- ----------
                                                                (DOLLARS IN MILLIONS)
U.S. treasury/agency securities............  $ 3,526     $ 23     $   --      $ --     $ 3,526     $ 23
States and political subdivision securities      131        8         --        --         131        8
U.S. corporate securities..................    6,338      136        962        92       7,300      228
Foreign government securities..............      225       20          2        --         227       20
Foreign corporate securities...............    2,446       57        331        13       2,777       70
Residential mortgage-backed securities.....    7,133       78         18         3       7,151       81
Commercial mortgage-backed securities......    1,998       13        227         2       2,225       15
Asset-backed securities....................    2,295       29        780        25       3,075       54
Other fixed maturity securities............       12       52         40        10          52       62
                                             -------     ----     ------      ----     -------     ----
   Total bonds.............................   24,104      416      2,360       145      26,464      561
Redeemable preferred stocks................      192       60        279        13         471       73
                                             -------     ----     ------      ----     -------     ----
   Total fixed maturities..................  $24,296     $476     $2,639      $158     $26,935     $634
                                             =======     ====     ======      ====     =======     ====
Equity Securities..........................  $    18     $  1     $   21      $ --     $    39     $  1
                                             =======     ====     ======      ====     =======     ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SECURITIES LENDING PROGRAM

   The Company participates in a securities lending program whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $23,325 million and $22,290 million and an estimated fair value of $24,625 million and $23,461 million were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for cash collateral under its control of $25,230 million and $24,065 million at December 31, 2004 and 2003, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

ASSETS ON DEPOSIT AND HELD IN TRUST

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,315 million and $1,286 million at December 31, 2004 and 2003, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,880 million and $1,711 million at December 31, 2004 and 2003, respectively.

MORTGAGE AND OTHER LOANS

   Mortgage and other loans were categorized as follows:

                                                DECEMBER 31,
                                       ------------------------------
                                            2004            2003
                                       --------------  --------------
                                       AMOUNT  PERCENT AMOUNT  PERCENT
                                       ------- ------- ------- -------
                                            (DOLLARS IN MILLIONS)
          Commercial mortgage loans... $25,432    80%  $21,597    81%
          Agricultural mortgage loans.   5,654    18     5,166    19
          Other loans.................     639     2        --    --
                                       -------   ---   -------   ---
             Total....................  31,725   100%   26,763   100%
                                                 ===             ===
          Less: Valuation allowances..     154             126
                                       -------         -------
             Mortgage and other loans. $31,571         $26,637
                                       =======         =======

   Mortgage loans are collateralized by properties primarily located throughout the United States. At December 31, 2004, approximately 19%, 11% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   Mortgage loans at December 31, 2004 and 2003 include $1,480 million and $1,998 million, respectively to MTL, a related party, in connection with Metropolitan Insurance and Annuity Company's ("MIAC") purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL in 2004. In addition, certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $641 million and $639 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Changes in loan valuation allowances for mortgage and other loans were as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    ----
                                             (DOLLARS IN MILLIONS)
                  Balance, beginning of year $126     $122    $144
                  Additions.................   56       50      39
                  Deductions................  (28)     (46)    (56)
                  Acquisitions of affiliates   --       --      (5)
                                              ----     ----    ----
                  Balance, end of year...... $154     $126    $122
                                              ====     ====    ====

   A portion of the Company's mortgage and other loans was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                              ------------------
                                                              2004         2003
                                                              ----         ----
                                                              (DOLLARS IN MILLIONS)
         Impaired mortgage loans with valuation allowances... $178         $286
         Impaired mortgage loans without valuation allowances  115          146
                                                                ----         ----
            Total............................................  293          432
         Less: Valuation allowances on impaired loans........   40           61
                                                                ----         ----
            Impaired loans................................... $253         $371
                                                                ====         ====

   The average investment in impaired loans was $376 million, $615 million and $1,068 million for the years ended December 31, 2004, 2003 and 2002, respectively. Interest income on impaired loans was $25 million, $55 million and $88 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   The investment in restructured loans was $121 million and $188 million at December 31, 2004 and 2003, respectively. Interest income of $9 million, $19 million and $44 million was recognized on restructured loans for the years ended December 31, 2004, 2003 and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $11 million, $24 million and $41 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   Mortgage and other loans with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure had an amortized cost of $35 million at both December 31, 2004 and 2003, respectively.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate and real estate joint ventures consisted of the following:

                                                                 DECEMBER 31,
                                                                --------------------
                                                                 2004       2003
                                                                 ------     ------
                                                                (DOLLARS IN MILLIONS)
 Real estate and real estate joint ventures held-for-investment $3,193     $2,786
 Impairments...................................................   (124)      (132)
                                                                 ------     ------
    Total......................................................  3,069      2,654
                                                                 ------     ------
 Real estate held-for-sale.....................................    262        635
 Impairments...................................................     (6)      (151)
 Valuation allowance...........................................     (4)       (12)
                                                                 ------     ------
    Total......................................................    252        472
                                                                 ------     ------
        Real estate and real estate joint ventures............. $3,321     $3,126
                                                                 ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Accumulated depreciation on real estate was $1,222 million and $1,226 million at December 31, 2004 and 2003, respectively. Related depreciation expense was $116 million, $124 million and $180 million for the years ended December 31, 2004, 2003 and 2002, respectively. These amounts include $14 million, $34 million and $83 million of depreciation expense related to discontinued operations for the years ended December 31, 2004, 2003 and 2002, respectively.

   Real estate and real estate joint ventures were categorized as follows:

                                       DECEMBER 31,
                               ----------------------------
                                    2004           2003
                               -------------  -------------
                               AMOUNT PERCENT AMOUNT PERCENT
                               ------ ------- ------ -------
                                   (DOLLARS IN MILLIONS)
                   Office..... $1,800    55%  $1,597    51%
                   Retail.....    556    17      660    21
                   Apartments.    514    15      496    16
                   Land.......     47     1       77     2
                   Agriculture      1    --        1    --
                   Other......    403    12      295    10
                               ------   ---   ------   ---
                      Total... $3,321   100%  $3,126   100%
                               ======   ===   ======   ===

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2004, approximately 27%, 24% and 14% of the Company's real estate holdings were located in California, Texas and New York, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    ----
                                             (DOLLARS IN MILLIONS)
                  Balance, beginning of year $ 12     $ 11    $ 35
                  Additions.................   13       17      21
                  Deductions................  (21)     (16)    (45)
                                              ----     ----    ----
                  Balance, end of year...... $  4     $ 12    $ 11
                                              ====     ====    ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $15 million, $34 million and $49 million for the years ended December 31, 2004, 2003 and 2002, respectively. Investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale was ($1) million, $1 million, and $2 million for the years ended December 31, 2004, 2003 and 2002, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $38 million and $67 million at December 31, 2004 and 2003, respectively.

   The Company owned real estate acquired in satisfaction of debt of $1 million at both December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LEVERAGED LEASES

   Leveraged leases, included in other invested assets, consisted of the following:

                                              DECEMBER 31,
                                             --------------------
                                              2004       2003
                                              ------     ------
                                             (DOLLARS IN MILLIONS)
                   Investment............... $1,059     $  974
                   Estimated residual values    480        386
                                              ------     ------
                      Total.................  1,539      1,360
                   Unearned income..........   (424)      (380)
                                              ------     ------
                      Leveraged leases...... $1,115     $  980
                                              ======     ======

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred income tax liability related to leveraged leases was $757 million and $870 million at December 31, 2004 and 2003, respectively.

FUNDS WITHHELD AT INTEREST

   Included in other invested assets at December 31, 2004 and 2003, were funds withheld at interest of $2,788 million and $2,890 million, respectively.

NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     -----------------------
                                                      2004     2003    2002
                                                     -------  ------- -------
                                                      (DOLLARS IN MILLIONS)
   Fixed maturities................................. $ 8,071  $ 7,757 $ 7,844
   Equity securities................................      65       26      42
   Mortgage and other loans.........................   1,840    1,811   1,840
   Real estate and real estate joint ventures.......     579      528     600
   Policy loans.....................................     492      510     512
   Other limited partnership interests..............     324       80      58
   Cash, cash equivalents and short-term investments      64       83     228
   Other............................................     249      251     230
                                                     -------  ------- -------
      Total.........................................  11,684   11,046  11,354
   Less: Investment expenses........................     879      767     801
                                                     -------  ------- -------
      Net investment income......................... $10,805  $10,279 $10,553
                                                     =======  ======= =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                    2004     2003    2002
                                                    -----   -----   -----
                                                   (DOLLARS IN MILLIONS)
        Fixed maturities.......................... $  81    $(373)  $(862)
        Equity securities.........................   150       39     230
        Mortgage and other loans..................   (54)     (51)    (21)
        Real estate and real estate joint ventures    12       20      (6)
        Other limited partnership interests.......    53      (84)     (2)
        Sales of businesses.......................    --        5      (7)
        Derivatives...............................  (232)    (122)   (140)
        Other.....................................   279        9     (24)
                                                    -----   -----   -----
           Total net investment gains (losses).... $ 289    $(557)  $(832)
                                                    =====   =====   =====

NET UNREALIZED INVESTMENT GAINS

   The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2004     2003     2002
                                                     -------  -------  -------
                                                       (DOLLARS IN MILLIONS)
Fixed maturities.................................... $ 8,571  $ 8,094  $ 6,701
Equity securities...................................     270      353       56
Derivatives.........................................    (494)    (395)     (24)
Other invested assets...............................     (69)     (55)       1
                                                     -------  -------  -------
   Total............................................   8,278    7,997    6,734
                                                     -------  -------  -------
Amounts allocated from:
   Future policy benefit loss recognition...........  (1,953)  (1,453)  (1,242)
   Deferred policy acquisition costs................    (407)    (495)    (366)
   Participating contracts..........................      --     (117)    (129)
   Policyholder dividend obligation.................  (2,119)  (2,130)  (1,882)
                                                     -------  -------  -------
   Total............................................  (4,479)  (4,195)  (3,619)
                                                     -------  -------  -------
Deferred income taxes...............................  (1,391)  (1,397)  (1,124)
                                                     -------  -------  -------
   Total............................................  (5,870)  (5,592)  (4,743)
                                                     -------  -------  -------
       Net unrealized investment gains (losses)..... $ 2,408  $ 2,405  $ 1,991
                                                     =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The changes in net unrealized investment gains were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                      -----------------------
                                                                       2004    2003     2002
                                                                      ------  ------  -------
                                                                       (DOLLARS IN MILLIONS)
Balance, beginning of year........................................... $2,405  $1,991  $ 1,799
Unrealized investment gains (losses) during the year.................    281     994    2,803
Unrealized investment gains (losses) relating to:
   Future policy benefit gains (losses) recognition..................   (500)   (211)  (1,212)
   Deferred policy acquisition costs.................................     88    (129)    (204)
   Participating contracts...........................................    117      12       (2)
   Policyholder dividend obligation..................................     11    (248)  (1,174)
Deferred income taxes................................................      6    (179)     (72)
Unrealized investment gains (losses) of subsidiaries at date of sale,
  net of deferred income taxes.......................................     --     175       53
                                                                      ------  ------  -------
Balance, end of year................................................. $2,408  $2,405  $ 1,991
                                                                      ------  ------  -------
Net change in unrealized investment gains (losses)................... $    3  $  414  $   192
                                                                      ======  ======  =======

STRUCTURED INVESTMENT TRANSACTIONS

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored four securitizations with a total of approximately $1,341 million and $1,431 million in financial assets as of December 31, 2004 and 2003, respectively. The Company's beneficial interests in these SPEs as of December 31, 2004 and 2003 and the related investment income for the years ended December 31, 2004, 2003 and 2002 were insignificant.

   The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $636 million and $849 million at December 31, 2004 and 2003, respectively. The related net investment income recognized was $44 million and $78 million for the years ended December 31, 2004 and 2003, respectively. For the year ended December 31, 2002, there was insignificant related income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VARIABLE INTEREST ENTITIES

   As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46(r) required the Company to consolidate certain VIEs for which it is the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2004, and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                     DECEMBER 31, 2004
                                  -------------------------------------------------------
                                      PRIMARY BENEFICIARY       NOT PRIMARY BENEFICIARY
                                  --------------------------- ---------------------------
                                    TOTAL    MAXIMUM EXPOSURE   TOTAL    MAXIMUM EXPOSURE
                                  ASSETS (1)   TO LOSS (2)    ASSETS (1)   TO LOSS (2)
                                  ---------- ---------------- ---------- ----------------
                                                   (DOLLARS IN MILLIONS)
Asset-backed securitizations and
  collateralized debt obligations    $ --          $ --         $1,418         $  3
Real estate joint ventures (3)...      15            13            132           --
Other limited partnerships (4)...     245           188            900          146
Other structured investments (5).      --            --            856          103
                                     ----          ----         ------         ----
   Total.........................    $260          $201         $3,306         $252
                                     ====          ====         ======         ====

--------
(1)The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2004. The assets of the real estate joint ventures, other limited partnerships and other structured investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.
(2)The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other structured investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.
(3)Real estate joint ventures include partnerships and other ventures, which engage in the acquisition, development, management and disposal of real estate investments.
(4)Other limited partnerships include partnerships established for the purpose of investing in real estate funds, public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits.
(5)Other structured investments include an offering of a collateralized fund of funds based on the securitization of a pool of private equity funds.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

   The following table provides a summary of the notional amounts and fair value of derivative financial instruments held at:

                               DECEMBER 31, 2004           DECEMBER 31, 2003
                          --------------------------- ---------------------------
                                     CURRENT MARKET              CURRENT MARKET
                                     OR FAIR VALUE               OR FAIR VALUE
                          NOTIONAL ------------------ NOTIONAL ------------------
                           AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                          -------- ------ ----------- -------- ------ -----------
                                           (DOLLARS IN MILLIONS)
Interest rate swaps...... $12,215   $276    $   19    $ 9,921   $189     $ 36
Interest rate floors.....   2,065     24        --        325      5       --
Interest rate caps.......   7,045     12        --      9,195     29       --
Financial futures........     417     --         5      1,015      8       24
Foreign currency swaps...   7,457    149     1,274      4,679      9      791
Foreign currency forwards     888     --        57        528     --       10
Options..................     263      8         7      6,065      7       --
Financial forwards.......     326     --        --      1,310      2        3
Credit default swaps.....   1,879     10         5        605      2        1
Synthetic GICs...........   5,869     --        --      5,177     --       --
Other....................     450      1         1         --     --       --
                          -------   ----    ------    -------   ----     ----
   Total................. $38,874   $480    $1,368    $38,820   $251     $865
                          =======   ====    ======    =======   ====     ====

   The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2004:

                                                     REMAINING LIFE
                          ---------------------------------------------------------------------
                          ONE YEAR   AFTER ONE YEAR   AFTER FIVE YEARS
                          OR LESS  THROUGH FIVE YEARS THROUGH TEN YEARS AFTER TEN YEARS  TOTAL
                          -------- ------------------ ----------------- --------------- -------
                                                  (DOLLARS IN MILLIONS)
Interest rate swaps......  $1,878       $ 6,427            $ 2,051          $1,859      $12,215
Interest rate floors.....      --            --              2,065              --        2,065
Interest rate caps.......   2,025         5,020                 --              --        7,045
Financial futures........     417            --                 --              --          417
Foreign currency swaps...     268         3,405              3,110             674        7,457
Foreign currency forwards     888            --                 --              --          888
Options..................       6            --                256               1          263
Financial forwards.......     326            --                 --              --          326
Credit default swaps.....     301         1,204                374              --        1,879
Synthetic GICs...........   1,000         1,000              3,869              --        5,869
Other....................     450            --                 --              --          450
                           ------       -------            -------          ------      -------
   Total.................  $7,559       $17,056            $11,725          $2,534      $38,874
                           ======       =======            =======          ======      =======

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

   In exchange-traded Treasury and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of Treasury and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchanges.

   Exchange-traded Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury performance. The value of Treasury futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption.

   Equity options are used by the Company primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

   The Company enters into financial forwards, primarily "to-be-announced" ("TBA") securities, to gain exposure to the investment risk and return of securities not yet available. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Credit default swaps are also used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or RSATs and are included in the other classification in the preceding table.

   A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

HEDGING

   The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                           DECEMBER 31, 2004           DECEMBER 31, 2003
                      --------------------------- ---------------------------
                                   FAIR VALUE                  FAIR VALUE
                      NOTIONAL ------------------ NOTIONAL ------------------
                       AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                      -------- ------ ----------- -------- ------ -----------
                                       (DOLLARS IN MILLIONS)
   Fair value........ $ 4,850   $173    $  233    $ 3,678   $ 27     $291
   Cash flow.........   8,057     40       664     12,968     54      422
   Foreign operations     535     --        47        527     --       10
   Non-qualifying....  25,432    267       424     21,647    170      142
                      -------   ----    ------    -------   ----     ----
      Total.......... $38,874   $480    $1,368    $38,820   $251     $865
                      =======   ====    ======    =======   ====     ====

   The following table provides the settlement payments recorded in income for the:

                                                           YEAR ENDED DECEMBER 31,
                                                           ----------------------
                                                            2004    2003    2002
                                                            -----   ----    ----
                                                           (DOLLARS IN MILLIONS)
    Qualifying hedges:
       Net investment income.............................. $(144)   $(61)   $(4)
       Interest credited to policyholder account balances.    45      --     --
    Non-qualifiying hedges:
       Net investment gains (losses)......................    51      84     32
                                                            -----    ----   ---
           Total.......................................... $ (48)   $ 23    $28
                                                            =====    ====   ===

FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) treasury futures to hedge against changes in value of fixed rate securities.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company recognized Net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         -----------------------
                                                          2004     2003    2002
                                                          -----    -----   ----
                                                         (DOLLARS IN MILLIONS)
    Changes in the fair value of derivatives............ $ 196    $(184)   $(30)
    Changes in the fair value of items hedged...........  (152)     158      34
                                                          -----    -----   ----
    Net ineffectiveness of fair value hedging activities $  44    $ (26)   $  4
                                                          =====    =====   ====

   All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) treasury futures to hedge against changes in value of securities to be acquired; (v) treasury futures to hedge against changes in interest rates on liabilities to be issued; and (vi) financial forwards to gain exposure to the investment risk and return of securities not yet available.

   For the years ended December 31, 2004, 2003 and 2002, the Company recognized Net investment gains (losses) of ($5) million, ($69) million, and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gains or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

   Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                                       YEAR ENDED DECEMBER 31,
                                                                       ----------------------
                                                                        2004    2003    2002
                                                                       -----   -----   -----
                                                                       (DOLLARS IN MILLIONS)
Other comprehensive income (loss) balance at the beginning of the year $(385)  $ (24)  $  71
Gains (losses) deferred in other comprehensive income (loss) on the
  effective portion of cash flow hedges...............................   (57)   (355)   (142)
Amounts reclassified to net investment income.........................     2       2      57
Amortization of transition adjustment.................................    (7)     (8)    (10)
                                                                       -----   -----   -----
Other comprehensive income (losses) balance at the end of the year.... $(447)  $(385)  $ (24)
                                                                       =====   =====   =====

   At December 31, 2004, approximately $34 million of the deferred net gains on derivatives accumulated in Other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2005.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

   The Company uses forward exchange contracts to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness based upon the change in forward rates. There was no ineffectiveness recorded in 2004, 2003, or 2002. For the years ended December 31, 2004 and 2003, the Company recorded net unrealized foreign currency losses of $47 million and $10 million, respectively, in other comprehensive income (loss) related to hedges of its net investments in foreign operations. For the year ended December 31, 2004, the Company recorded a foreign currency translation loss of $10 million, in Other comprehensive income
(loss) related to the disposal of certain hedges of net investments in foreign operations. There were no disposals of such hedges for the year ended December 31, 2003.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and Treasury futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities;
(iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) equity futures and equity options to economically hedge liabilities embedded in certain variable annuity products; (vi) synthetic GICs to synthetically create traditional GICs; and (vii) RSATs and TRRs to synthetically create investments.

   For the years ended December 31, 2004, 2003 and 2002, the Company recognized as Net investment gains (losses) changes in fair value of ($163) million, ($118) million and ($172) million, respectively, related to derivatives that do not qualify as hedge accounting.

EMBEDDED DERIVATIVES

   The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed rate of return contracts, and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $43 million at both December 31, 2004 and 2003. The fair value of the Company's embedded derivative liabilities was $26 million and $33 million at December 31, 2004 and 2003, respectively. The amount recorded to Net investment gains (losses) during the years ended December 31, 2004 and 2003 were gains of $34 million and $19 million, respectively. There were no amounts recorded to Net investment gains (losses) during the year ended December 31, 2002 related to embedded derivatives.

CREDIT RISK

   The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

   The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

DEFERRED POLICY ACQUISITION COSTS

   Information regarding VOBA and DAC for the years ended December 31, 2002, 2003 and 2004 is as follows:

                                                        DEFERRED
                                              VALUE OF   POLICY
                                              BUSINESS ACQUISITION
                                              ACQUIRED    COSTS     TOTAL
                                              -------- ----------- -------
                                                  (DOLLARS IN MILLIONS)
     Balance at January 1, 2002..............  $1,502    $ 8,969   $10,471
     Capitalizations.........................      --      2,227     2,227
                                               ------    -------   -------
            Total............................   1,502     11,196    12,698
     Amortization related to:
        Net investment gains (losses)........      16         (5)       11
        Unrealized investment gains (losses).      31        173       204
        Other expenses.......................     121      1,380     1,501
                                               ------    -------   -------
            Total amortization...............     168      1,548     1,716
     Dispositions and other..................    (463)      (853)   (1,316)
                                               ------    -------   -------
     Balance at December 31, 2002............     871      8,795     9,666
     Capitalizations.........................      --      1,982     1,982
     Acquisitions............................      --        218       218
                                               ------    -------   -------
            Total............................     871     10,995    11,866
     Amortization related to:
        Net investment gains (losses)........      (5)       (21)      (26)
        Unrealized investment gains (losses).      (9)       138       129
        Other expenses.......................      49      1,332     1,381
                                               ------    -------   -------
            Total amortization...............      35      1,449     1,484
     Dispositions and other..................      --       (150)     (150)
                                               ------    -------   -------
     Balance at December 31, 2003............     836      9,396    10,232
     Capitalizations.........................      --      1,817     1,817
                                               ------    -------   -------
            Total............................     836     11,213    12,049
     Amortization related to:
        Net investment gains (losses)........       1          5         6
        Unrealized investment gains (losses).     (76)       (12)      (88)
        Other expenses.......................      81      1,055     1,136
                                               ------    -------   -------
            Total amortization...............       6      1,048     1,054
     Dispositions and other..................     (23)        99        76
                                               ------    -------   -------
     Balance at December 31, 2004............  $  807    $10,264   $11,071
                                               ======    =======   =======

   The estimated future amortization expense allocated to other expenses for VOBA is $73 million in 2005, $68 million in 2006, $65 million in 2007, $63 million in 2008 and $63 million in 2009.

   Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

SALES INDUCEMENTS

   Changes in deferred sales inducements are as follows:

                                              SALES INDUCEMENTS
                                            ---------------------
                                            (DOLLARS IN MILLIONS)
               Balance at January 1, 2004..          $52
               Capitalization..............           29
               Amortization................           (6)
                                                     ---
               Balance at December 31, 2004          $75
                                                     ===

LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to property and casualty group accident and non-medical health policies and contracts:

                                             YEARS ENDED DECEMBER 31,
                                            -------------------------
                                              2004     2003     2002
                                            -------  -------  -------
                                              (DOLLARS IN MILLIONS)
          Balance at January 1............. $ 3,560  $ 4,821  $ 4,597
             Reinsurance recoverables......    (284)    (496)    (457)
                                            -------  -------  -------
          Net balance at January 1.........   3,276    4,325    4,140
                                            -------  -------  -------
          Incurred related to:
             Current year..................   2,491    3,816    4,219
             Prior years...................      (9)      28      (81)
                                            -------  -------  -------
                                              2,482    3,844    4,138
                                            -------  -------  -------
          Paid related to:
             Current year..................  (1,519)  (2,153)  (2,559)
             Prior years...................    (679)  (1,290)  (1,332)
                                            -------  -------  -------
                                             (2,198)  (3,443)  (3,891)
                                            -------  -------  -------
          Dispositions.....................      --   (1,450)     (62)
          Net Balance at December 31.......   3,560    3,276    4,325
             Add: Reinsurance recoverables.     287      284      496
                                            -------  -------  -------
          Balance at December 31........... $ 3,847  $ 3,560  $ 4,821
                                            =======  =======  =======

GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

   The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

                                                      DECEMBER 31, 2004
   ANNUITY CONTRACTS                            --------------------------
                                                    IN THE          AT
                                                EVENT OF DEATH ANNUITIZATION
                                                -------------- -------------
                                                    (DOLLARS IN MILLIONS)
   RETURN OF NET DEPOSITS
      Separate account value...................   $   2,039            N/A
      Net amount at risk.......................   $      11(1)         N/A
      Average attained age of contractholders..    58 years            N/A
   ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
      Separate account value...................   $  29,834      $   2,659
      Net amount at risk.......................   $     735(1)   $       7(2)
      Average attained age of contractholders..    61 years       56 years
   TWO TIER ANNUITIES
      General account value....................         N/A      $     301
      Net amount at risk.......................         N/A      $      36(3)
      Average attained age of contractholders..         N/A       58 years

                                                      DECEMBER 31, 2004
   UNIVERSAL AND VARIABLE LIFE CONTRACTS        --------------------------
                                                  SECONDARY       PAID UP
                                                  GUARANTEES    GUARANTEES
                                                -------------- -------------
                                                    (DOLLARS IN MILLIONS)
   Account value (general and separate account)   $   4,715      $   1,659
   Net amount at risk..........................   $  94,163(1)   $  16,830(1)
   Average attained age of policyholders.......    45 years       51 years

--------
(1)The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.
(3)The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

   The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                          UNIVERSAL AND VARIABLE
                                  ANNUITY CONTRACTS          LIFE CONTRACTS
                             ---------------------------  ---------------------
                                             GUARANTEED
                               GUARANTEED   ANNUITIZATION SECONDARY    PAID UP
                             DEATH BENEFITS   BENEFITS    GUARANTEES  GUARANTEES TOTAL
                             -------------- ------------- ----------  ---------- -----
                                              (DOLLARS IN MILLIONS)
Balance at January 1, 2004..      $ 8            $16         $ 6         $ 6     $ 36
Incurred guaranteed benefits        4             (9)          4           1       --
Paid guaranteed benefits....       (6)            --          (4)         --      (10)
                                  ---            ---         ---         ---     ----
Balance at December 31, 2004      $ 6            $ 7         $ 6         $ 7     $ 26
                                  ===            ===         ===         ===     ====

   Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ---------------------
                                        (DOLLARS IN MILLIONS)
                  Mutual Fund Groupings
                     Equity............        $18,873
                     Bond..............          2,270
                     Balanced..........            886
                     Money Market......            212
                     Specialty.........             79
                                               -------
                         Total.........        $22,320
                                               =======

SEPARATE ACCOUNTS

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $53,382 million and $47,198 million at December 31, 2004 and 2003, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $15,125 million and $16,463 million at December 31, 2004 and 2003, respectively. The latter category consisted primarily of Met Managed Guaranteed Interest Contracts and participating close-out contracts. The average interest rates credited on these contracts were 4.7% and 4.5% at December 31, 2004 and 2003, respectively.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $518 million, $451 million and $461 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   At December 31, 2004, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet include $27 million, $20 million and $1 million, respectively, of the Company's proportional interest in separate accounts.

   For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  REINSURANCE

   The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. This practice was initiated by different franchises for different products starting at various points in time between 1992 and 2000. The Company retains up to $25 million on single life policies and $30 million on survivorship policies and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures a portion of the mortality risk on its universal life policies. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which are an inherent risk of the property and casualty business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

   The Company has also protected itself through the purchase of combination risk coverage. This reinsurance coverage pools risks from several lines of business and includes individual and group life claims in excess of $2 million per policy, as well as excess property and casualty losses for 2003 and 2002, among others. The Company also reinsures with affiliates certain guarantees in connection with benefit features offered under some of its individual variable annuities.

   In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA"), retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

   See Note 10 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                              2004     2003     2002
                                                            -------  -------  -------
                                                              (DOLLARS IN MILLIONS)
Direct premiums............................................ $15,419  $16,843  $17,859
Reinsurance assumed........................................   4,334    3,568    2,948
Reinsurance ceded..........................................  (2,241)  (2,260)  (2,346)
                                                            -------  -------  -------
Net premiums............................................... $17,512  $18,151  $18,461
                                                            =======  =======  =======
Reinsurance recoveries netted against policyholder benefits $ 1,821  $ 2,175  $ 2,478
                                                            =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,597 million and $3,692 million at December 31, 2004 and 2003, respectively, including $1,302 million and $1,341 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $68 million and $102 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Included in Premiums and other receivables are reinsurance due from Exeter Reassurance Company, Limited, a related party, of $493 million and $507 million at December 31, 2004 and 2003, respectively.

   Included in future policy benefits, other policyholder funds and policyholder account balances are reinsurance liabilities assumed from MTL, MetLife Investors Group, Inc., First MetLife Investor's Insurance Company, MetLife Investor's Insurance Company, and Cova Corporation related parties, of $796 million, $2,505 million, and $243 million, respectively, at December 31, 2004. Included in future policy benefits, other policyholder funds and policyholder account balances are reinsurance liabilities assumed from MIAC, Cova Corporation, and MetLife International Holdings, Inc., related parties of $790 million, $1,807 million, and $190 million, respectively, at December 31, 2003.

6.  CLOSED BLOCK

   On April 7, 2000 (the "date of demutualization"), Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

   The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                         -----------------------
                                                                           2004         2003
                                                                           -------     -------
                                                                         (DOLLARS IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits.................................................. $42,348      $41,928
Other policyholder funds................................................     258          260
Policyholder dividends payable..........................................     690          682
Policyholder dividend obligation........................................   2,243        2,130
Payables under securities loaned transactions...........................   4,287        6,418
Other liabilities.......................................................     199          180
                                                                           -------     -------
       Total closed block liabilities...................................  50,025       51,598
                                                                           -------     -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value
     (amortized cost: $27,757 and $30,381, respectively)................  29,766       32,348
   Equity securities, at fair value (cost: $898 and $217, respectively).     979          250
   Mortgage loans on real estate........................................   8,165        7,431
   Policy loans.........................................................   4,067        4,036
   Short-term investments...............................................     101          123
   Other invested assets................................................     221          108
                                                                           -------     -------
       Total investments................................................  43,299       44,296
Cash and cash equivalents...............................................     325          531
Accrued investment income...............................................     511          527
Deferred income taxes...................................................   1,002        1,043
Premiums and other receivables..........................................     103          164
                                                                           -------     -------
       Total assets designated to the closed block......................  45,240       46,561
                                                                           -------     -------
Excess of closed block liabilities over assets designated to the closed
  block.................................................................   4,785        5,037
                                                                           -------     -------
Amounts included in accumulated other comprehensive loss:
   Net unrealized investment gains, net of deferred
     income tax of $752 and $730, respectively..........................   1,338        1,270
   Unrealized derivative gains (losses), net of deferred income
     tax benefit of ($31) and ($28), respectively.......................     (55)         (48)
   Allocated from policyholder dividend obligation, net of
     deferred income tax benefit of ($763) and ($778), respectively.....  (1,356)      (1,352)
                                                                           -------     -------
                                                                             (73)        (130)
                                                                           -------     -------
Maximum future earnings to be recognized from closed
  block assets and liabilities.......................................... $ 4,712      $ 4,907
                                                                           =======     =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding the policyholder dividend obligation is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003    2002
                                                              ------   ------  ------
                                                              (DOLLARS IN MILLIONS)
Balance at beginning of year................................. $2,130   $1,882  $  708
Impact on revenues, net of expenses and income taxes.........    124       --      --
Change in unrealized investment and derivative gains (losses)    (11)     248   1,174
                                                              ------   ------  ------
Balance at end of year....................................... $2,243   $2,130  $1,882
                                                              ======   ======  ======

   Closed block revenues and expenses were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   ----------------------
                                                    2004      2003    2002
                                                   ------    ------  ------
                                                   (DOLLARS IN MILLIONS)
      REVENUES
      Premiums.................................... $3,156    $3,365  $3,551
      Net investment income and other revenues....  2,504     2,554   2,568
      Net investment gains (losses)...............    (19)     (128)     11
                                                   ------    ------  ------
         Total revenues...........................  5,641     5,791   6,130
                                                   ------    ------  ------
      EXPENSES
      Policyholder benefits and claims............  3,480     3,660   3,770
      Policyholder dividends......................  1,458     1,509   1,573
      Change in policyholder dividend obligation..    124        --      --
      Other expenses..............................    275       297     310
                                                   ------    ------  ------
         Total expenses...........................  5,337     5,466   5,653
                                                   ------    ------  ------
      Revenues net of expenses before income taxes    304       325     477
      Income taxes................................    109       118     173
                                                   ------    ------  ------
      Revenues net of expenses and income taxes... $  195    $  207  $  304
                                                   ======    ======  ======

   The change in maximum future earnings of the closed block is as follows:

                                             YEARS ENDED DECEMBER 31,
                                             ----------------------
                                              2004     2003    2002
                                             ------   ------  ------
                                              (DOLLARS IN MILLIONS)
            Balance at end of year.......... $4,712   $4,907  $5,114
            Less:
               Reallocation of assets.......     --       --      85
               Balance at beginning of year.  4,907    5,114   5,333
                                             ------   ------  ------
            Change during year.............. $ (195)  $ (207) $ (304)
                                             ======   ======  ======

   During the year ended December 31, 2002, the allocation of assets to the closed block was revised to appropriately classify assets in accordance with the plan of demutualization. The reallocation of assets had no impact on consolidated assets or liabilities.

   Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

7.  DEBT

   Debt consisted of the following:

                                                                                  DECEMBER 31,
                                                                                  ---------------------
                                                                                   2004       2003
                                                                                    ------     ------
                                                                                  (DOLLARS IN MILLIONS)
Surplus notes, interest rates ranging from 7.00% to 7.88%, maturity dates ranging
  from 2005 to 2025.............................................................. $  946     $  940
Capital notes, interest rates of 7.13%, maturity dates ranging from
  2032 to 2033...................................................................    500        500
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging
  from 2006 to 2011..............................................................    300        299
Fixed rate notes, interest rates ranging from 2.99% to 6.38%, maturity dates
  ranging from 2005 to 2006......................................................    106        103
Capital lease obligations........................................................     65         74
Other notes with varying interest rates..........................................    133        139
                                                                                    ------     ------
Total long-term debt.............................................................  2,050      2,055
Total short-term debt............................................................  1,445      3,536
                                                                                    ------     ------
   Total......................................................................... $3,495     $5,591
                                                                                    ======     ======

   The Company maintains committed and unsecured credit facilities aggregating $2.7 billion ($1.06 billion expiring in 2005, $175 million expiring in 2006 and $1.5 billion expiring in 2009). If these facilities were drawn upon, they would bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and $2.5 billion of the facilities also serve as back-up lines of credit for the Company's commercial paper programs. At December 31, 2004, the Company had drawn approximately $56 million under the facilities expiring in 2005 at interest rates ranging from 5.44% to 6.38% and approximately another $50 million under the facility expiring in 2006 at an interest rate of 2.99%. In April 2003, the Company replaced an expiring $1 billion five-year credit facility with a $1 billion 364-day credit facility and the Holding Company was added as a borrower. In May 2003, the Company replaced an expiring $140 million three-year credit facility with a $175 million three-year credit facility, which expires in 2006. In April 2004, the Company replaced the $2.25 billion credit facilities expiring in 2004 and 2005, with a $1.0 billion 364-day credit facility expiring in 2005 and a $1.5 billion five-year credit facility expiring in 2009.

   At December 31, 2004, the Company had $569 million in outstanding letters of credit from various banks.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile.

   The aggregate maturities of long-term debt for the Company are $430 million in 2005, $160 million in 2006, $11 million in 2007, $24 million in 2008, $14 million in 2009 and $1,411 million thereafter.

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 2.3% and a weighted average maturity of 27 days at December 31, 2004. Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 1.1% and a weighted average maturity of 33 days at December 31, 2003. The Company has no other collateralized borrowings at December 31, 2004. Such securities had a weighted average coupon rate of 5.07% and a weighted average maturity of 30 days at December 31, 2003.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Interest expense related to the Company's indebtedness included in other expenses was $201 million, $265 million and $208 million for the years ended December 31, 2004, 2003 and 2002, respectively.

8. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

   GENAMERICA CAPITAL I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million, at both December 31, 2004 and 2003. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2004, 2003 and 2002.

   RGA CAPITAL TRUST I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million for the years ended December 31, 2004 and 2003, respectively, net of unamortized discount of $66 million and $67 million for the years ended December 31, 2004 and 2003, respectively.

9.  INCOME TAXES

   The provision for income taxes for continuing operations was as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    -----
                                             (DOLLARS IN MILLIONS)
                  Current:
                     Federal................ $838     $347   $ 820
                     State and local........   45       19     (18)
                     Foreign................    5        2      (5)
                                              ----     ----   -----
                                              888      368     797
                                              ----     ----   -----

                  Deferred:
                     Federal................   13      272    (328)
                     State and local........   (7)      27      17
                     Foreign................   --       --      12
                                              ----     ----   -----
                                                6      299    (299)
                                              ----     ----   -----
                  Provision for income taxes $894     $667   $ 498
                                              ====     ====   =====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2004      2003   2002
                                                        ------   -----   ----
                                                       (DOLLARS IN MILLIONS)
    Tax provision at U.S. statutory rate.............. $1,100    $ 826   $566

    Tax effect of:
       Tax exempt investment income...................    (69)    (101)   (86)
       State and local income taxes...................     17       42     18
       Prior year taxes...............................   (104)     (25)    (8)
       Foreign operations net of foreign income taxes.    (25)     (17)     4
       Other, net.....................................    (25)     (58)     4
                                                        ------   -----   ----
    Provision for income taxes........................ $  894    $ 667   $498
                                                        ======   =====   ====

   The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004 the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the current year tax expense as an adjustment to prior year taxes. The Company also received $22 million in interest on such settlement and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              --------------------
                                                                2004       2003
                                                               -------    -------
                                                              (DOLLARS IN MILLIONS)
 Deferred income tax assets:
    Policyholder liabilities and receivables................. $ 2,998    $ 2,618
    Net operating losses.....................................     216        245
    Capital loss carryforwards...............................     108         92
    Litigation related.......................................      84         86
    Other....................................................     124         52
                                                               -------    -------
                                                                3,530      3,093
    Less: Valuation allowance................................      16         16
                                                               -------    -------
                                                                3,514      3,077
                                                               -------    -------
 Deferred income tax liabilities:
    Investments..............................................   1,554      1,352
    Deferred policy acquisition costs........................   3,095      2,815
    Employee benefits........................................     114        151
    Net unrealized investment gains..........................   1,391      1,397
    Other....................................................      31         58
                                                               -------    -------
                                                                6,185      5,773
                                                               -------    -------
 Net deferred income tax liability........................... $(2,671)   $(2,696)
                                                               =======    =======

   Domestic net operating loss carryforwards amount to $561 million at December 31, 2004 and will expire beginning in 2014. Domestic capital loss carryforwards amount to $249 million at December 31, 2004 and will expire beginning in 2005. Foreign net operating loss carryforwards amount to $45 million at December 31, 2004 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

10.  COMMITMENTS, CONTINGENCIES AND GUARANTEES

LITIGATION

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2004.

  SALES PRACTICES CLAIMS

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

   In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. The class includes owners of approximately 600,000 in-force or terminated policies. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2004, there are approximately 328 sales practices lawsuits pending against Metropolitan Life; approximately 49 sales practices lawsuits pending against New England Mutual, New England Life Insurance Company, and New England Securities Corporation (collectively, "New England"); and approximately 54 sales practices lawsuits pending against General American. Metropolitan Life, New England and General

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

American continue to defend themselves vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England and General American.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's, or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  ASBESTOS-RELATED CLAIMS

   Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits principally have been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and have alleged that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

   Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs--it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. In 2002, 2003 or 2004, trial courts in California, Utah, Georgia, New York, Texas, and Ohio granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Metropolitan Life continues to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

   Bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the cost of resolving claims and could result in an increase in the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such bankruptcies by certain other defendants. In addition, publicity regarding legislative reform efforts may result in an increase or decrease in the number of claims.

   The total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:

                                                                       AT OR FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                       -----------------------
                                                                        2004      2003    2002
                                                                       -------   ------- -------
                                                                        (DOLLARS IN MILLIONS)
Asbestos personal injury claims at year end (approximate)............. 108,000   111,700 106,500
Number of new claims during the year (approximate)....................  23,500    58,650  66,000
Settlement payments during the year (1)...............................   $85.5     $84.2   $95.1

--------
(1)Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

   The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

   Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) was within the coverage of the excess insurance policies discussed below. Metropolitan Life regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2004.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

   Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim was made under the excess insurance policies in 2003 and 2004 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable with respect to later periods may be less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims and are estimated to be $10.2 million with respect to 2004 claims and estimated to be approximately $54 million in the aggregate, including future years.

  DEMUTUALIZATION ACTIONS

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended (the "plan") and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions named as defendants some or all of Metropolitan Life, MetLife, Inc. (the "Holding Company"), the individual directors, the New York Superintendent of Insurance (the "Superintendent") and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. On February 21, 2003, a trial court within the commercial part of the New York State court granted the defendants' motions to dismiss two purported class actions. On April 27, 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. Defendants' motion to dismiss part of the consolidated amended complaint, and plaintiffs' motion to certify a litigation class are pending. Another purported class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the state court class actions seek compensatory relief and punitive damages. Five persons have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. Respondents have moved to dismiss the proceeding. In a purported class action against Metropolitan Life and the Holding Company pending in the United States District Court for the Eastern District of New York, plaintiffs served a second consolidated amended complaint on April 2, 2004. In this action, plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES connection with the plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. On December 10, 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

   On April 30, 2004, a lawsuit was filed in New York state court in New York County against the Holding Company and Metropolitan Life on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. In July 2004, the plaintiffs served an amended complaint. The amended complaint challenges the treatment of the cost of the sales practices settlement in the demutualization of Metropolitan Life and asserts claims of breach of fiduciary duty, common law fraud, and unjust enrichment. Plaintiffs seek compensatory and punitive damages, as well as attorneys' fees and costs. The Holding Company and Metropolitan Life have moved to dismiss the amended complaint. In October 2003, the United States District Court for the Western District of Pennsylvania dismissed plaintiffs' similar complaint alleging that the demutualization breached the terms of the 1999 settlement agreement and unjustly enriched the Holding Company and Metropolitan Life. The Holding Company and Metropolitan Life intend to contest this matter vigorously.

  RACE-CONSCIOUS UNDERWRITING CLAIMS

   Insurance departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its affiliates. The New York Insurance Department concluded its examination of Metropolitan Life concerning possible past race-conscious underwriting practices. On April 28, 2003, the United States District Court for the Southern District of New York approved a class action settlement of a consolidated action against Metropolitan Life alleging racial discrimination in the marketing, sale, and administration of life insurance policies. Metropolitan Life also entered into settlement agreements to resolve the regulatory examination.

   Twenty lawsuits involving approximately 140 plaintiffs were filed in federal and state court in Alabama, Mississippi and Tennessee alleging federal and/or state law claims of racial discrimination in connection with the sale, formation, administration or servicing of life insurance policies. Metropolitan Life resolved the claims of some of these plaintiffs through settlement, and some additional plaintiffs have voluntarily dismissed their claims. Metropolitan Life resolved claims of some additional persons who opted out of the settlement class referenced in the preceding paragraph but who had not filed suit. The actions filed in Alabama and Tennessee have been dismissed; one action filed in Mississippi remains pending. In the pending action, Metropolitan Life is contesting plaintiffs' claims vigorously.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company believes that adequate provision has been made to cover the costs associated with the resolution of these matters.

  OTHER

   A putative class action lawsuit is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases awarded in 1977, 1980, 1989, 1992, 1996 and 2001, as well as increases awarded in earlier years. Metropolitan Life is vigorously defending itself against these allegations.

   As previously reported, the SEC is conducting a formal investigation of New England Securities Corporation ("NES"), a subsidiary of New England Life Insurance Company ("NELICO"), in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC.

   Prior to filing MetLife, Inc.'s June 30, 2003 Form 10-Q, the Holding Company and/or its subsidiaries announced a $31 million charge, net of income taxes, resulting from certain improperly deferred expenses at an affiliate, New England Financial. The Holding Company and/or its subsidiaries notified the SEC about the nature of this charge prior to its announcement. The SEC is pursuing a formal investigation of the matter and, in December 2004, NELICO received a so-called "Wells Notice" in connection with the SEC investigation. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws. Under the SEC's procedures, a recipient can respond to the SEC staff before the staff makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Holding Company and/or its subsidiaries continue to cooperate fully with the SEC in its investigation.

   The American Dental Association and two individual providers have sued the Holding Company and/or its subsidiaries, Mutual of Omaha and Cigna in a purported class action lawsuit brought in a Florida federal district court. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The Holding Company and/or its subsidiaries are vigorously defending the case. In March 2005, the district court granted in part and denied in part defendants' motion to dismiss.

   On November 16, 2004, a New York state court granted plaintiffs' motion to certify a litigation class of owners of certain participating life insurance policies and a sub-class of New York owners of such policies in an action asserting that Metropolitan Life breached their policies and violated New York's General Business Law in the manner in which it allocated investment income across lines of business during a period ending with the 2000 demutualization. Metropolitan Life has filed a notice of appeal from the order granting this motion. In August 2003, an appellate court affirmed the dismissal of fraud claims in this action. Plaintiffs seek compensatory damages. Metropolitan Life is vigorously defending the case.

   Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

   In October 2004, the SEC informed the Holding Company and/or its subsidiaries that it anticipates issuing a formal order of investigation related to certain sales by a former sales representative to the Sheriff's Department of Fulton County, Georgia. The Holding Company and/or its subsidiaries are fully cooperating with respect to inquiries from the SEC.

   The Holding Company and/or its subsidiaries have received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and the Holding Company and/or its subsidiaries, whether the Holding Company and/or its subsidiaries have provided or are aware of the provision of "fictitious" or "inflated" quotes and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, the Holding Company and/or its subsidiaries advised the Attorney General for the State of New York that the Holding Company and/or its subsidiaries were not aware of any instance in which they had provided a "fictitious" or "inflated" quote. The Holding Company and/or its subsidiaries also have received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents concerning contingent commission payments to brokers and their awareness of any "sham" bids for business. The Holding Company and/or its subsidiaries also have received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Holding Company and/or its subsidiaries submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Holding Company and/or its subsidiaries submitted such bids or quotes, and communications with a certain broker. The Holding Company and/or its subsidiaries is continuing to conduct an internal review of its commission payment practices. The Holding Company and/or its subsidiaries continue to fully cooperate with these inquiries and are responding to the subpoenas and other requests.

   Approximately twelve broker related lawsuits have been received. Two class action lawsuits were filed in the United States District Court for the Southern District of New York on behalf of proposed classes of all persons who purchased the securities of MetLife, Inc. between April 5, 2000 and October 19, 2004 against MetLife, Inc. and certain officers of MetLife, Inc. In the context of contingent commissions, the complaints allege that defendants violated the federal securities laws by issuing materially false and misleading statements and failing to disclose material facts regarding MetLife, Inc.'s financial performance throughout the class period that had the effect of artificially inflating the market price of MetLife Inc.'s securities. Three class action lawsuits were filed in the United States District Court for the Southern District of New York on behalf of proposed classes of participants in and beneficiaries of Metropolitan Life Insurance Company's Savings and Investment Plan against MetLife, Inc., the MetLife, Inc. Employee Benefits Committee, certain officers of Metropolitan Life Insurance Company, and members of MetLife, Inc.'s board of directors. In the context of contingent

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES commissions, the complaints allege that defendants violated their fiduciary obligations under ERISA by failing to disclose to plan participants who had the option of allocating funds in the plan to the MetLife Company Stock Fund material facts regarding MetLife, Inc.'s financial performance. The plaintiffs in these actions seek compensatory and other relief. Two cases have been brought in California state court against MetLife, Inc., other companies, and an insurance broker. One of these cases alleges that the insurers and the broker violated Section 17200 of the California Business and Professions Code by engaging in unfair trade practices concerning contingent commissions and fees paid to the broker; the other case has been brought by the California Insurance Commissioner and alleges that the defendants violated certain provisions of the California Insurance Code. Additionally, two civil RICO or antitrust related class action lawsuits have been brought against MetLife, Inc., and other companies in California federal court with respect to issues concerning contingent commissions and fees paid to one or more brokers. Three class action lawsuits have been brought in Illinois federal court against MetLife, Inc. and other companies alleging that insurers and brokers violated antitrust laws or engaged in civil RICO violations. The Company intends to vigorously defend these cases.

   In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and others may begin. It is reasonably possible that the Holding Company and/or its subsidiaries will receive additional subpoenas, interrogatories, requests and lawsuits. The Holding Company and/or its subsidiaries will fully cooperate with all regulatory inquiries and intends to vigorously defend all lawsuits.

   Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to defend itself vigorously against these cases.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  SUMMARY

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

LEASES

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                      GROSS
                                                     RENTAL SUBLEASE  RENTAL
                                                     INCOME  INCOME  PAYMENTS
                                                     ------ -------- --------
                                                      (DOLLARS IN MILLIONS)
  2005.............................................. $  451   $19      $162
  2006.............................................. $  425   $19      $147
  2007.............................................. $  386   $13      $124
  2008.............................................. $  315   $10      $ 92
  2009.............................................. $  260   $ 4      $ 68
  Thereafter........................................ $1,376   $12      $388

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were approximately $1,320 million and $1,378 million at December 31, 2004 and 2003, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

GUARANTEES

   In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

   In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

   The fair value of such indemnities, guarantees and commitments entered into during 2004 was insignificant. The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant. In conjunction with replication synthetic asset transaction, as described in Note 3, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES credits become worthless, is $1.1 billion at December 31, 2004. The credit default swaps expire at various times during the next seven years.

11.  EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

   The Company is both the sponsor and administrator of defined benefit pension plans covering eligible employees (including employees of certain affiliates) who meet specified eligibility requirements. Retirement benefits are based upon years of credited service and final average or career average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees (including retirees of certain affiliates) through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company or certain affiliates.

   The Company uses a December 31 measurement date for all of its pension and postretirement benefit plans.

OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                             PENSION BENEFITS  OTHER BENEFITS
                                                             --------------   ---------------
                                                              2004     2003    2004     2003
                                                             ------   ------  ------  -------
                                                                  (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year........... $5,052   $4,744  $2,001  $ 1,878
   Service cost.............................................    116      122      27       38
   Interest cost............................................    297      311     114      122
   Acquisitions and divestitures............................     (3)      (1)     --       --
   Actuarial losses (gains).................................    134      352    (132)     167
   Curtailments and terminations............................     --       (7)     --       (4)
   Change in benefits.......................................     --       (1)      1       (1)
   Transfers in (out) of controlled group...................     (8)    (181)     (1)     (77)
   Benefits paid............................................   (323)    (287)   (127)    (122)
                                                             ------   ------  ------  -------
Projected benefit obligation at end of year.................  5,265    5,052   1,883    2,001
                                                             ------   ------  ------  -------
Change in plan assets:
Fair value of plan assets at beginning of year..............  4,504    4,006     999      965
   Actual return on plan assets.............................    389      636      94      112
   Employer contribution....................................    549      335      90       46
   Transfers in (out) of controlled group...................     (5)    (186)     --       (2)
   Benefits paid............................................   (323)    (287)   (127)    (122)
                                                             ------   ------  ------  -------
Fair value of plan assets at end of year....................  5,114    4,504   1,056      999
                                                             ------   ------  ------  -------
Under funded................................................   (151)    (548)   (827)  (1,002)
Unrecognized net actuarial losses...........................  1,483    1,438     194      352
Unrecognized prior service cost.............................     67       82    (156)    (175)
                                                             ------   ------  ------  -------
Prepaid (accrued) benefit cost.............................. $1,399   $  972  $ (789) $  (825)
                                                             ======   ======  ======  =======
Qualified plan prepaid pension cost......................... $1,725   $1,297
Non-qualified plan accrued pension cost.....................   (469)    (467)
Intangible assets...........................................     13       14
Accumulated other comprehensive income......................    130      128
                                                             ------   ------
Prepaid benefit cost........................................ $1,399   $  972
                                                             ======   ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                     QUALIFIED PLAN   NON-QUALIFIED PLAN       TOTAL
                                    ----------------  -----------------  ----------------
                                      2004     2003    2004      2003      2004     2003
                                    -------  -------   -----     -----   -------  -------
                                                  (DOLLARS IN MILLIONS)
Aggregate fair value of plan assets
  (principally company contracts).. $ 5,114  $ 4,504  $  --     $  --    $ 5,114  $ 4,504
Aggregate projected benefit
  obligation.......................  (4,751)  (4,523)  (514)     (529)    (5,265)  (5,052)
                                    -------  -------   -----     -----   -------  -------
Over (under) funded................ $   363  $   (19) $(514)    $(529)   $  (151) $  (548)
                                    =======  =======   =====     =====   =======  =======

   The accumulated benefit obligation for all defined benefit pension plans was $4,928 million and $4,866 million at December 31, 2004 and 2003, respectively.

   Information for pension plans with an accumulated benefit obligation in excess of plan assets:

                                                                  DECEMBER 31,
                                                                  ------------------
                                                                  2004         2003
                                                                  ----         ----
                                                                  (DOLLARS IN MILLIONS)
     Projected benefit obligation................................ $532         $543
     Accumulated benefit obligation.............................. $468         $465
     Fair value of plan assets................................... $ 14         $ 10

   Information for pension and postretirement plans with a projected benefit obligation in excess of plan assets:

                                                      DECEMBER 31,
                                                ------------------------------
                                                PENSION BENEFITS OTHER BENEFITS
                                                ---------------- -------------
                                                2004     2003     2004    2003
                                                ----     ------  ------  ------
                                                  (DOLLARS IN MILLIONS)
       Projected benefit obligation............ $532    $5,043   $1,883  $2,001
       Fair value of plan assets............... $ 14    $4,484   $1,056  $  999

   As a result of additional pension contributions and favorable investment returns during the year ended December 31, 2004, a significant plan that was included in the pension benefits section of the above table as of December 31, 2003 was no longer included as of December 31, 2004. This plan had a fair value of plan assets of $5,079 with a projected benefit obligation of $4,726 and a fair value of plan assets of $4,474 with a projected benefit obligation of $4,500 as of December 31, 2004 and 2003, respectively.

   The components of net periodic benefit cost were as follows:

                                                 PENSION BENEFITS    OTHER BENEFITS
                                               -------------------  ----------------
                                                2004   2003   2002  2004  2003  2002
                                               -----  -----  -----  ----  ----  ----
                                                       (DOLLARS IN MILLIONS)
Service cost.................................. $ 116  $ 122  $ 104  $ 27  $ 38  $ 36
Interest cost.................................   297    311    307   114   122   123
Expected return on plan assets................  (406)  (331)  (354)  (76)  (71)  (93)
Amortization of prior actuarial losses (gains)
  and prior service cost......................   116    102     33   (12)  (12)   (9)
Curtailment cost..............................    --     10     11    --     3     4
                                               -----  -----  -----  ----  ----  ----
Net periodic benefit cost..................... $ 123  $ 214  $ 101  $ 53  $ 80  $ 61
                                               =====  =====  =====  ====  ====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The postretirement benefit plan assets and accumulated benefit obligation were remeasured effective July 1, 2004 in order to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced $201 million which will be recognized as adjustments of future benefits through the amortization of actuarial losses (gains) in accordance with FASB staff position 106-2 on a prospective basis and net periodic postretirement benefit cost for the year ended 2004 was reduced $16 million. The reduction of net periodic benefit cost is due to reductions in service cost of $2 million, interest cost of $6 million, and amortization of prior actuarial loss of $8 million.

ASSUMPTIONS

   Assumptions used in determining benefit obligations were as follows:

                                                      DECEMBER 31,
                                            -------------------------------
                                            PENSION BENEFITS OTHER BENEFITS
                                            ---------------- --------------
                                            2004     2003    2004    2003
                                             -----    -----   -----  -----
             Weighted average discount rate 5.86%    6.10%   5.86%   6.10%
             Rate of compensation increase. 4%-8%    4%-8%    N/A     N/A

   Assumptions used in determining net periodic benefit cost were as follows:

                                                   DECEMBER 31,
                                        -----------------------------------
                                        PENSION BENEFITS   OTHER BENEFITS
                                        ----------------- -----------------
                                        2004  2003  2002  2004  2003  2002
                                        ----- ----- ----- ----- ----- -----
    Weighted average discount rate..... 6.11% 6.75% 7.27% 6.10% 6.75% 7.40%
    Weighted average expected return on
      plan assets...................... 8.47% 8.50% 9.00% 7.91% 7.77% 8.16%
    Rate of compensation increase...... 4%-8% 4%-8% 4%-6%  N/A   N/A   N/A

   The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The weighted expected return on plan assets for use in that plan's valuation in 2005 is currently anticipated to be 8.50% for pension benefits and other postretirement medical benefits and 6.25% for postretirement life benefits.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                DECEMBER 31,
                               -----------------------------------------------
                                        2004                    2003
                               ---------------------- ------------------------
  Pre-Medicare eligible claims  8% down to 5% in 2010  8.5% down to 5% in 2010
  Medicare eligible claims.... 10% down to 5% in 2014 10.5% down to 5% in 2014

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                             ONE PERCENT ONE PERCENT
                                                              INCREASE    DECREASE
                                                             ----------- -----------
                                                              (DOLLARS IN MILLIONS)
Effect on total of service and interest cost components.....    $ 10        $  (9)
Effect of accumulated postretirement benefit obligation.....    $104        $(100)

PLAN ASSETS

   The weighted average allocation of pension plan and other benefit plan assets is as follows:

                                                                DECEMBER 31,
                                                             ------------------------------
                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------  -------------
                                                             2004     2003    2004    2003
ASSET CATEGORY                                               ----     ----    ----    ----
Equity securities...........................................  50%      48%     41%     38%
Fixed maturities............................................  36%      39%     57%     61%
Other (Real Estate and Alternative investments).............  14%      13%      2%      1%
                                                             ---      ---     ---     ---
   Total.................................................... 100%     100%    100%    100%
                                                             ===      ===     ===     ===

   The weighted average target allocation of pension plan and other benefit plan assets for 2005 is as follows:

                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------- --------------
ASSET CATEGORY
Equity securities...........................................     30%-65%         25%-45%
Fixed maturities............................................     20%-70%         45%-70%
Other (Real Estate and Alternative investments).............      0%-25%          0%-10%

   Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

   The Company expects to contribute $31 million to its pension plans and $91 million to its other benefit plans during 2005.

   The following gross benefit payments, which reflect expected future service as appropriate, are expected to be paid:

                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------- --------------
                                                                  (DOLLARS IN MILLIONS)
2005........................................................      $  295           $119
2006........................................................      $  306           $124
2007........................................................      $  313           $128
2008........................................................      $  324           $132
2009........................................................      $  333           $135
2010-2014...................................................      $1,823           $724

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Gross subsidy payments expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 are as follows:

                                                OTHER BENEFITS
                                             ---------------------
                                             (DOLLARS IN MILLIONS)
              2005..........................          $--
              2006..........................          $ 9
              2007..........................          $10
              2008..........................          $11
              2009..........................          $11
              2010-2014.....................          $67

SAVINGS AND INVESTMENT PLANS

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $58 million, $59 million and $58 million for the years ended December 31, 2004, 2003 and 2002, respectively.

12.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

   On December 16, 2003, the Holding Company contributed 2,532,600 shares of RGA's common stock to a subsidiary of the Company in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

   On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

DIVIDEND RESTRICTIONS

   Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay a dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Insurance (the "Superintendent") and the Superintendent does not disapprove the distribution. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The New York State Department of Insurance has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the years ended December 31, 2004, 2003 and 2002, Metropolitan Life paid to MetLife, Inc. $797 million, $698 million and $535 million, respectively, in dividends for which prior insurance regulatory clearance was not required and $0 million, $750 million and $369 million, respectively, in special dividends, as approved by the Superintendent. At

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2004, the maximum amount of the dividend which may be paid to the Holding Company from Metropolitan Life in 2005, without prior regulatory approval is $880 million. For the years ended December 31, 2004, 2003 and 2002, Metropolitan Life received dividends from affiliates of $14 million, $32 million and $230 million, respectively.

STOCK COMPENSATION PLANS

   Under the MetLife, Inc. 2000 Stock Incentive Plan, as amended, (the "Stock Incentive Plan"), awards granted may be in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of options to purchase shares of stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333.

   All options granted have an exercise price equal to the fair market value price of the Holding Company's common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three year period commencing with date of grant, while other options become exercisable three years after the date of grant.

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options- pricing model with the following weighted average assumptions used for grants for the:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2004     2003     2002
                                                             -------- -------- --------
Dividend yield..............................................    0.70%    0.79%    0.68%
Risk-free rate of return....................................    3.69%    3.62%    5.08%
Volatility..................................................   34.85%   38.56%   26.70%
Expected duration...........................................  6 years  6 years  6 years

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2004     2003     2002
                                                             -------- -------- --------
Weighted average fair value of options granted.............. $  13.25 $  10.41 $  10.48
                                                             ======== ======== ========

   MetLife, Inc. allocated stock option expense to the Company in each of the years ended December 31, 2004, 2003 and 2002. Options outstanding attributable to the expense allocated to Company were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                                2004       2003       2002
                                                             ---------- ---------- ----------
Outstanding Options......................................... 21,510,200 20,295,028 16,259,630
Exercisable Options......................................... 12,634,118  4,566,265  1,357,034

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Effective January 1, 2003, MetLife, Inc. and the Company elected to prospectively apply the fair value method of accounting for stock options granted by the Holding Company subsequent to December 31, 2002. As permitted under SFAS 148, options granted prior to January 1, 2003 will continue to be accounted for under APB 25. Had compensation expense for grants awarded prior to January 1, 2003 been determined based on fair value at the date of grant in accordance with SFAS 123, the Company's net income would have been reduced to the following pro forma amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                                       ----------------------
                                                                        2004     2003    2002
                                                                       ------   ------  ------
                                                                        (DOLLARS IN MILLIONS,
                                                                       EXCEPT PER SHARE DATA)
Net Income............................................................ $2,239   $2,001  $1,612
Add: Stock option-based employee compensation expense included in
  reported net income, net of income taxes............................ $   24   $   11  $    1
Deduct: Total Stock option-based employee compensation determined under fair value based method for all awards, net of income taxes... $  (42)  $  (40) $  (33)
                                                                       ------   ------  ------
Pro forma net income (1).............................................. $2,221   $1,972  $1,580
                                                                       ======   ======  ======

--------
(1)The pro forma earnings disclosures are not necessarily representative of the effects on net income.

   Certain levels of Company management also received awards of stock-based compensation under the MetLife, Inc. Long Term Performance Compensation Plan ("LTPCP"). LTPCP awards vest in their entirety at the end of the three year performance period. Each participant is assigned a target compensation amount at the inception of the performance period with the final compensation amount determined by the performance of the Holding Company's stock over the three-year vesting period, subject to management's discretion. Final awards may be paid in whole or in part with shares of the Holding Company's stock. Compensation expense related to the LTPCP was $45 million, $42 million and $19 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   For the years ended December 31, 2004, 2003 and 2002, stock-based compensation expense related to the Stock Incentive Plan and LTPCP was $82 million, $60 million, and $21 million, respectively, including stock- based compensation for non-employees of $468 thousand, $550 thousand and $2 million, respectively.

STATUTORY EQUITY AND INCOME

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

   Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

   Statutory net income of Metropolitan Life, a New York domiciled insurer, was $2,648 million, $2,169 million and $1,455 million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus, as filed with the New York State Department of Insurance, was $8,804 million and $7,967 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OTHER COMPREHENSIVE INCOME

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                    2004   2003    2002
                                                                                   -----  -----  -------
                                                                                   (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year.............................. $ 520  $ 783  $ 2,575
Income tax effect of holding gains................................................  (182)  (323)    (859)
Reclassification adjustments:
   Recognized holding (gains) losses included in current year income..............  (236)   363      668
   Amortization of premiums and accretion of discounts associated with
     investments..................................................................    (3)  (152)    (440)
   Income tax effect..............................................................    86    (84)     (71)
Allocation of holding losses on investments relating to other policyholder amounts  (284)  (576)  (2,592)
Income tax effect of allocation of holding losses to other policyholder amounts...   102    228      858
Unrealized investment gains of subsidiary at date of sale.........................    --    269       68
Deferred income taxes on unrealized investment gains of subsidiary at date of sale    --    (94)     (15)
                                                                                   -----  -----  -------
Net unrealized investment gains (losses)..........................................     3    414      192
                                                                                   -----  -----  -------
Foreign currency translation adjustment arising during the year...................    79    174      137
Foreign currency translation adjustment of subsidiary at date of sale.............    --     --      (65)
                                                                                   -----  -----  -------
Foreign currency translation adjustment...........................................    79    174       72
                                                                                   -----  -----  -------
Minimum pension liability adjustment arising during the year......................    (2)   (81)      --
Minimum pension liability adjustment of subsidiary at date of sale................    --     (1)      --
                                                                                   -----  -----  -------
Minimum pension liability adjustment..............................................    (2)   (82)      --
                                                                                   -----  -----  -------
Other comprehensive income (loss)................................................. $  80  $ 506  $   264
                                                                                   =====  =====  =======

13.  OTHER EXPENSES

   Other expenses were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                               2004     2003     2002
                                                             -------  -------  -------
                                                               (DOLLARS IN MILLIONS)
Compensation................................................ $ 2,038  $ 2,060  $ 2,441
Commissions.................................................   1,746    1,712    1,938
Interest and debt issue costs...............................     183      313      242
Amortization of policy acquisition costs....................   1,142    1,355    1,512
Capitalization of policy acquisition costs..................  (1,817)  (1,982)  (2,227)
Rent, net of sublease income................................     216      226      289
Minority interest...........................................     168      119       74
Other.......................................................   1,706    1,830    2,079
                                                             -------  -------  -------
   Total other expenses..................................... $ 5,382  $ 5,633  $ 6,348
                                                             =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  BUSINESS SEGMENT INFORMATION

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South Africa and Asia. At December 31, 2004, the Company's business is divided into three operating segments:
Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1. Significant operations of the International segment were sold to the Holding Company in the fourth quarter of 2002. The Company's remaining international operations consisting of the Company's Canadian branch, a subsidiary in Indonesia and a joint venture in China are reported in Corporate & Other for the year ended December 31, 2004.

   Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Reinsurance provides primarily reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets.

   Corporate & Other contains the excess capital not allocated to the business segments, various start up entities and run off entities, the Company's ancillary international operations in 2004, as well as the interest expense related to the majority of the Company's outstanding debt and expenses associated with the resolution of certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's ancillary asset management business is included in the results of operations for Corporate & Other for all periods. See Note 16 for disclosures regarding discontinued operations, including real estate.

   Set forth in the tables below is certain financial information with respect to the Company's operating segments for the years ended December 31, 2004, 2003 and 2002. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and the impact from the cumulative effect of changes in accounting, net of income taxes. Scheduled periodic settlement payments on derivative instruments not qualifying for hedge accounting are included in net investment gains (losses). The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AS OF OR FOR THE YEAR ENDED                                                                        CORPORATE
DECEMBER 31, 2004                                            INSTITUTIONAL INDIVIDUAL REINSURANCE & OTHER (1)   TOTAL
---------------------------                                  ------------- ---------- ----------- ----------- --------
                                                                               (DOLLARS IN MILLIONS)
Premiums....................................................   $ 10,103     $  4,051    $ 3,349     $     9   $ 17,512
Universal life and investment-type product policy fees......        716        1,325         --           1      2,042
Net investment income.......................................      4,470        5,496        539         300     10,805
Other revenues..............................................        632            3         56          21        712
Net investment gains (losses)...............................        185           68         60         (24)       289
Policyholder benefits and claims............................     11,134        4,870      2,694          37     18,735
Interest credited to policyholder account balances..........        958        1,187        212           1      2,358
Policyholder dividends......................................        107        1,634         --           2      1,743
Other expenses..............................................      1,906        2,264        965         247      5,382
Income from continuing operations before provision for
 income taxes...............................................      2,001          988        133          20      3,142
Income from discontinued operations, net of income taxes....         10            4         --          29         43
Cumulative effect of a change in accounting, net of income
 taxes......................................................        (59)           9         --          (2)       (52)
Net income..................................................      1,270          679         88         202      2,239
Total assets................................................    120,766      137,693     14,573      26,956    299,988
Deferred policy acquisition costs...........................        965        7,517      2,580           9     11,071
Goodwill, net...............................................         61           39         99          18        217
Separate account assets.....................................     36,913       31,594         14         (14)    68,507
Policyholder liabilities....................................     70,051       91,049     10,463         263    171,826
Separate account liabilities................................     36,913       31,594         14         (14)    68,507

AS OF OR FOR THE YEAR ENDED                                                       CORPORATE                    AUTO &
DECEMBER 31, 2003                            INSTITUTIONAL INDIVIDUAL REINSURANCE  & OTHER  INTERNATIONAL (1) HOME (2)   TOTAL
---------------------------                  ------------- ---------- ----------- --------- ----------------- -------- --------
                                                                            (DOLLARS IN MILLIONS)
Premiums....................................   $  9,093     $  4,242    $ 2,648    $    (6)      $    6        $2,168  $ 18,151
Universal life and investment-type
 product policy fees........................        633        1,287         --         --            1            --     1,921
Net investment income.......................      4,027        5,585        431         67           50           119    10,279
Other revenues..............................        592          204         48         38           14            23       919
Net investment gains (losses)...............       (293)        (299)        31         15           (7)           (4)     (557)
Policyholder benefits and claims............      9,842        4,876      2,102          4           16         1,604    18,444
Interest credited to policyholder
 account balances...........................        914        1,280        184         --            1            --     2,379
Policyholder dividends......................        198        1,697         --         (1)           3            --     1,897
Other expenses..............................      1,782        2,436        741         78           24           572     5,633
Income from continuing operations
 before provision for income taxes..........      1,316          730        131         33           20           130     2,360
Income from discontinued operations, net of
 income taxes...............................         37           34         --        263           --            --       334
Cumulative effect of a change in accounting,
 net of income taxes........................        (26)          --         --         --           --            --       (26)
Net income..................................        849          519         86        423           13           111     2,001
Total assets................................    109,492      133,335     12,879     24,490        1,069            --   281,265
Deferred policy acquisition costs...........        739        7,363      2,122          2            6            --    10,232
Goodwill, net...............................         59           42         99         18           --            --       218
Separate account assets.....................     35,632       28,028         13        (12)          --            --    63,661
Policyholder liabilities....................     61,565       88,096      9,272       (579)         297            --   158,651
Separate account liabilities................     35,632       28,028         13        (12)          --            --    63,661

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AS OF OR FOR THE YEAR ENDED                                                      CORPORATE                    AUTO &
DECEMBER 31, 2002                           INSTITUTIONAL INDIVIDUAL REINSURANCE  & OTHER  INTERNATIONAL (1) HOME (2)  TOTAL
---------------------------                 ------------- ---------- ----------- --------- ----------------- -------- -------
                                                                          (DOLLARS IN MILLIONS)
Premiums...................................    $8,245       $4,419     $1,984      $  (7)        $992         $2,828  $18,461
Universal life and investment-type
 product policy fees.......................       623        1,267         --         --           37             --    1,927
Net investment income......................     3,907        6,013        378       (163)         241            177   10,553
Other revenues.............................       607          454         42         49           10             26    1,188
Net investment gains (losses)..............      (491)        (255)         7        (38)          (9)           (46)    (832)
Policyholder benefits and claims...........     9,343        5,005      1,517          3          821          2,020   18,709
Interest credited to policyholder
 account balances..........................       930        1,608        146         (1)          28             --    2,711
Policyholder dividends.....................       115        1,769         --         --           28             (1)   1,911
Other expenses.............................     1,529        2,555        616        481          373            794    6,348
Income (loss) from continuing operations
 before provision (benefit) for income
 taxes.....................................       974          961        132       (642)          21            172    1,618
Income from discontinued operations, net of
 income taxes..............................       127          203         --        162           --             --      492
Net income (loss)..........................       759          811         86       (196)          21            131    1,612

--------
(1)Ancillary international results are reported in Corporate & Other for the year ended December 31, 2004.
(2)Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1.

   Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Beginning in 2003, the Company changed its methodology of allocating capital to its business segments from Risk-Based Capital ("RBC") to Economic Capital. Prior to 2003, the Company's business segments' allocated equity was primarily based on RBC, an internally developed formula based on applying a multiple to the National Association of Insurance Commissioners Statutory Risk-Based Capital and included certain adjustments in accordance with GAAP. Economic Capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The Economic Capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. This is in contrast to the standardized regulatory RBC formula, which is not as refined in its risk calculations with respect to the nuances of the Company's businesses.

   The change in methodology is being applied prospectively. This change has and will continue to impact the level of net investment income and net income of each of the Company's business segments. A portion of net investment income is credited to the segments based on the level of allocated equity. This change in methodology of allocating equity does not impact the Company's consolidated net investment income or net income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents actual and pro forma net investment income with respect to the Company's segments for the year ended December 31, 2002. The amounts shown as pro forma reflect net investment income that would have been reported in 2002 had the Company allocated capital based on Economic Capital rather than on the basis of RBC.

                                                        NET INVESTMENT INCOME
                                                        --------------------
                                                        FOR THE YEAR ENDED
                                                        DECEMBER 31, 2002
                                                        --------------------
                                                         ACTUAL    PRO FORMA
                                                         -------   ---------
                                                        (DOLLARS IN MILLIONS)
     Institutional..................................... $ 3,907     $ 3,969
     Individual........................................   6,013       5,924
     Reinsurance.......................................     378         339
     Corporate & Other.................................    (163)        (43)
     International.....................................     241         204
     Auto & Home.......................................     177         160
                                                         -------    -------
        Total.......................................... $10,553     $10,553
                                                         =======    =======

   Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $30,049 million, $29,708 million and $29,344 million for the years ended December 31, 2004, 2003 and 2002, respectively, which represented 96%, 97% and 94%, respectively, of consolidated revenues.

15.  ACQUISITIONS AND DISPOSITIONS

   On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million of cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of approximately $150 million, net of income taxes, comprised of a realized gain of $166 million, net of income taxes, and an operating expense related to a lease abandonment of $16 million, net of income taxes. Under the terms of the agreement, the Company will have an opportunity to receive, prior to the end of 2006, additional payments aggregating up to approximately 25% of the base purchase price, based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years, depending on retention of certain Company-related business. The Company has reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented in the consolidated financial statements. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The remaining asset management business, which is insignificant, has been reclassified into Corporate & Other. The Company's discontinued operations for the year ended December 31, 2004 also includes expenses of approximately $20 million, net of income taxes, related to the sale of SSRM. See Note 16.

   In 2003, RGA entered into a coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. The transaction added approximately $278 billion of life reinsurance in-force, $246 million of premium and $11 million of income before income tax expense, excluding minority interest expense, in 2003. The effects of such transaction are included within the Reinsurance segment.

   In October 2003, the Company completed its sale of MTL, MetLife General Insurance Agency, Inc., MetLife Securities, Inc. and N.L. Holding Corporation to the Holding Company. The amount received in excess of book value of $28 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $293 million and $195 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $156 million and $218 million for the years ended December 31, 2003 and 2002, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In October 2003, the Company sold Metropolitan Property and Casualty Insurance Company's common stock to the Holding Company for $1,990 million. The amount received in excess of book value of $120 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $5,806 million and $3,400 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $2,343 million and $3,013 million for the years ended December 31, 2003 and 2002, respectively.

   In December 2002, the Company completed its sale of Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A. to the Holding Company. The amount received in excess of book value of $149 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $17,853 million and $16,545 million, respectively. Total revenues of the entities sold included in the consolidated statements of the income were $1,648 million for the year ended December 31, 2002.

16.  DISCONTINUED OPERATIONS

REAL ESTATE

   The Company actively manages its real estate portfolio with the objective to maximize earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented as discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

   The following table presents the components of income from discontinued real estate operations:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                             2004     2003     2002
                                                             ----     -----   -----
                                                             (DOLLARS IN MILLIONS)
Investment income........................................... $ 84    $ 199    $ 530
Investment expense..........................................  (67)    (125)    (350)
Net investment gains (losses)...............................   20      420      581
                                                              ----    -----   -----
   Total revenues...........................................   37      494      761
Interest expense............................................   --        1        1
Provision for income taxes..................................   13      180      276
                                                              ----    -----   -----
   Income from discontinued operations, net of income taxes. $ 24    $ 313    $ 484
                                                              ====    =====   =====

   The carrying value of real estate related to discontinued operations was $252 million and $472 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the real estate discontinued operations by segment:

                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
                                                         2004    2003    2002
                                                         ----    ----    ----
                                                         (DOLLARS IN MILLIONS)
         Net investment income
            Institutional............................... $ 6     $ 12    $ 42
            Individual..................................   7       12      57
            Corporate & Other...........................   4       50      81
                                                         ---      ----    ----
                Total net investment income............. $17     $ 74    $180
                                                         ===      ====    ====
         Net investment gains (losses)..................
            Institutional............................... $ 9     $ 45    $156
            Individual..................................  (2)      43     262
            Corporate & Other...........................  13      332     163
                                                         ---      ----    ----
                Total net investment gains (losses)..... $20     $420    $581
                                                         ===      ====    ====
         Interest Expense...............................
            Individual.................................. $--     $  1    $  1
                                                         ---      ----    ----
                Total interest expense.................. $--     $  1    $  1
                                                         ===      ====    ====

OPERATIONS

   During the third quarter of 2004, the Company entered into an agreement to sell its wholly-owned subsidiary, SSRM, to a third party, which was sold on January 31, 2005. Accordingly, the assets, liabilities and operations of SSRM have been reclassified into discontinued operations for all periods presented. The operations of SSRM include affiliated revenues of $59 million, $54 million and $56 million, for the years ended December 31, 2004, 2003 and 2002, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions will continue after the sale of SSRM. The following tables present the amounts related to operations of SSRM that have been combined with the discontinued real estate operations in the consolidated income statements:

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                 ------------------------
                                                                                 2004     2003    2002
                                                                                 ----     ----    ----
                                                                                 (DOLLARS IN MILLIONS)
Revenues from discontinued operations........................................... $328     $231    $239
                                                                                   ====    ====    ====
Income from discontinued operations before provision for income taxes........... $ 32     $ 34    $ 14
Provision for income taxes......................................................   13       13       6
                                                                                   ----    ----    ----
   Income from discontinued operations, net of income taxes..................... $ 19     $ 21    $  8
                                                                                   ====    ====    ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                       DECEMBER 31,
                                                                       ------------------
                                                                       2004         2003
                                                                       ----         ----
                                                                       (DOLLARS IN MILLIONS)
Equity securities..................................................... $ 49         $ 14
Real estate and real estate joint ventures............................   96            3
Short term investments................................................   33           17
Other invested assets.................................................   20            8
Cash and cash equivalents.............................................   55           50
Premiums and other receivables........................................   38           23
Other assets..........................................................   88           68
                                                                         ----         ----
   Total assets held-for-sale......................................... $379         $183
                                                                         ====         ====
Short-term debt....................................................... $ 19         $ --
Current income taxes payable..........................................    1            1
Deferred income taxes payable.........................................    1            2
Other liabilities.....................................................  219           67
                                                                         ----         ----
   Total liabilities held-for-sale.................................... $240         $ 70
                                                                         ====         ====

   See Note 15 for further discussion of SSRM disposition.

17.  FAIR VALUE INFORMATION

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                  NOTIONAL CARRYING ESTIMATED
                                                   AMOUNT   VALUE   FAIR VALUE
 DECEMBER 31, 2004                                -------- -------- ----------
                                                     (DOLLARS IN MILLIONS)
 ASSETS:
    Fixed maturities.............................          $150,246  $150,246
    Equity securities............................          $  1,903  $  1,903
    Mortgage and other loans.....................          $ 31,571  $ 33,006
    Policy loans.................................          $  8,256  $  8,256
    Short-term investments.......................          $  1,195  $  1,195
    Cash and cash equivalents....................          $  2,373  $  2,373
    Mortgage loan commitments....................  $1,161  $     --  $      4
    Commitments to fund partnership investments..  $1,320  $     --  $     --
 LIABILITIES:
    Policyholder account balances................          $ 59,270  $ 58,456
    Short-term debt..............................          $  1,445  $  1,445
    Long-term debt...............................          $  2,050  $  2,244
    Shares subject to mandatory redemption.......          $    278  $    361
    Payable under securities loaned transactions.          $ 25,230  $ 25,230

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  NOTIONAL CARRYING ESTIMATED
                                                   AMOUNT   VALUE   FAIR VALUE
 DECEMBER 31, 2003                                -------- -------- ----------
                                                     (DOLLARS IN MILLIONS)
 ASSETS:
    Fixed maturities.............................          $143,148  $143,148
    Equity securities............................          $  1,232  $  1,232
    Mortgage and other loans.....................          $ 26,637  $ 28,572
    Policy loans.................................          $  8,180  $  8,180
    Short-term investments.......................          $  1,303  $  1,303
    Cash and cash equivalents....................          $  2,343  $  2,343
    Mortgage loan commitments....................  $  555  $     --  $     (4)
    Commitments to fund partnership investments..  $1,378  $     --  $     --
 LIABILITIES:
    Policyholder account balances................          $ 53,503  $ 55,195
    Short-term debt..............................          $  3,536  $  3,536
    Long-term debt...............................          $  2,055  $  2,236
    Shares subject to mandatory redemption.......          $    277  $    336
    Payable under securities loaned transactions.          $ 24,065  $ 24,065

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE AND OTHER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   Fair values for mortgage and other loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

POLICY LOANS

   The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

   The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SHORT-TERM AND LONG-TERM DEBT, PAYABLES UNDER SECURITIES LOANED TRANSACTIONS AND SHARES SUBJECT TO MANDATORY REDEMPTION

   The fair values of short-term and long-term debt, payables under securities loaned transactions and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE FINANCIAL INSTRUMENTS

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

18.  RELATED PARTIES

   Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services were approximately $1,713 million and $1,680 million in 2004 and 2003, respectively. (See Note 15.)

19.  SUBSEQUENT EVENTS

   On January 31, 2005, the Holding Company entered into an agreement to acquire all of the outstanding shares of capital stock of certain indirect subsidiaries of Citigroup, Inc., including The Travelers Insurance Company ("Travelers"), and substantially all of Citigroup Inc.'s international insurance businesses for a purchase price of $11.5 billion, subject to adjustment as described in the acquisition agreement. The transaction is expected to close in the summer of 2005. Some portion of the purchase price will be paid in Holding Company common stock issued to Citigroup, Inc. The remaining purchase price will be financed through a combination of cash on hand, debt, perpetual preferred stock, mandatorily convertible securities and selected asset sales depending on market conditions, timing, valuation considerations and the relative attractiveness of funding alternatives.

   On March 30, 2005, the Company announced that it had entered into a contract for the sale of one of its real estate investments. One Madison Avenue in New York City, to a third party. The sale is expected to close during the second quarter of 2005, subject to customary closing conditions. The carrying value of the property was $222 million as of December 31, 2004.

   The Company is also contemplating other asset sales, including selling some or all of its beneficially owned shares in RGA. The Company's reinsurance segment consists primarily of the operations of RGA.

   See also Note 15 for subsequent event related to the disposition of SSRM.

                                    PART II

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a) FINANCIAL STATEMENTS

      The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:


      Metropolitan Life Separate Account E
        Independent Registered Public Accounting Firm's Report



      Financial Statements for the Years Ended December 31, 2003 and 2004

         Statements of Assets and Liabilities
         Statements of Operations
         Statements of Changes in Net Assets
         Notes to Financial Statements


      Metropolitan Life Insurance Company
        Independent Registered Public Accounting Firm's Report



      Financial Statements for the Years Ended December 31, 2004, 2003 and 2002

         Consolidated Balance Sheets
         Consolidated Statements of Income
         Consolidated Statements of Cash Flow
         Consolidated Statements of Equity
         Notes to Consolidated Financial Statements


  (b) EXHIBITS


     (1)                --   Resolution of the Board of Directors of
                             Metropolitan Life establishing Separate
                             Account E.(2)
     (2)                --   Not applicable.
     (3) (a)            --   Not applicable.
         (b)            --   Form of Metropolitan Life Insurance
                             Company Sales Agreement.(14)
         (c)            --   Participation Agreement--Calvert.(5)
         (d)            --   Participation Agreements--Fidelity
                             Distributors Corp.(5)
         (d)(i)         --   Supplemental Agreements--Fidelity(6)
         (e)            --   Participation Agreement--New England
                             Zenith Fund(10)
         (f)            --   Participation Agreement--American Funds
                             Insurance Series(11)
         (g)            --   Participation Agreement--Met Investors
                             Series Trust(12)
     (4) (a)            --   Amended Form of IRC Section 401 Group
                             Annuity Contract (VestMet).(5)
         (a)(i)         --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Version
                             2).(5)
         (a)(ii)        --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated
                             and Unallocated).(5)
         (a)(iii)       --   Form IRC Section 401 Individual Annuity
                             Contract (Preference Plus).(5)
         (a)(iv)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Oregon).(2)
         (a)(v)         --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus)
                             (Allocated).(4)
         (a)(vi)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated)
                             (New York).(4)
         (a)(vii)       --   Form of Certificate under IRC Section
                             401 Group Annuity Contract (Preference
                             Plus) (New York).(4)
         (b)            --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (VestMet).(5)
         (b)(i)         --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (Preference Plus).(5)
         (b)(i)(A)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom-LIJ).(5)

         (b)(i)(B)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Enhanced Preference Plus
                             Contract-Montefiore Medical Center,
                             Maimonides Medical Center, The Mount
                             Sinai Hospital).(2)
         (b)(i)(C)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (New Jersey-ABP).(4)
         (b)(i)(D)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (Texas-ORP).(4)
         (b)(i)(E)      --   Form of IRC Section 403(b) Individual
                             Annuity Contract (Preference Plus)
                             (Oregon).(4)
         (b)(ii)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (VestMet).(5)
         (b)(iii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Version 2).(5)
         (b)(iii)(A)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Versions 1 and 2).(5)
         (b)(iii)(B)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus) (New York).(5)
         (b)(iii)(C)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account).(5)
         (b)(iii)(D)    --   Forms of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus--Enhanced TSA
                             Preference Plus Contract).(5)
         (b)(iii)(E)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus).(5)
         (b)(iii)(F)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Chapman).(5)
         (b)(iii)(G)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus, Enhanced Preference
                             Plus, Financial Freedom) (Oregon).(2)
         (b)(iii)(H)    --   Form of Endorsement under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus).(2)
         (b)(iii)(I)    --   Form of Endorsement under Section 403(b)
                             Group Annuity Contract (Preference Plus,
                             Enhanced Preference Plus, Financial
                             Freedom).(2)
         (b)(iv)        --   Form of Texas Rider for Certificate
                             under IRC Section 403(b) Group Annuity
                             Contract (VestMet).(5)
         (b)(v)         --   Form of Texas Endorsement for
                             Certificate under IRC Section 403(b)
                             Group Annuity Contract (Preference
                             Plus).(5)
         (b)(vi)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (New Jersey-ABP).(4)
         (b)(vii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Enhanced
                             Preference Plus) (Oregon).(4)
         (b)(viii)      --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom) (Texas-ORP).(4)
         (b)(ix)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (Texas-ORP).(4)
         (b)(x)         --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract, 403(a)
                             Group Annuity Contract and Individual
                             Retirement Annuity Contract.(4,5)
         (b)(xi)        --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract.(4,5,8)
         (b)(xii)       --   Forms of Endorsement under IRC Section
                             403(b) for Annuity Contract
                             (VestMet)--Forms R.S.1208 and
                             G.20247-567(7)
         (b)(xiii)      --   Forms of Endorsement under IRC Section
                             408(b) for Flexible Contribution
                             Individual Retirement Annuity
                             (38PP-90(IRA-1), and (G.4333-15, G.4333
                             (IRA/ENH)--Forms R.S.1228 and
                             G.20247-568(7,8)
         (b)(xiv)       --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7)--Form G.20247.563.(7)

         (b)(xv)        --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7, G.4333 (PPA/TSA- 5))--
                             Form G.20247-576 (Mutual Benefit
                             Life).(8)
         (c)            --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (VestMet).(5)
         (c)(i)(A)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Version 2).(5)
         (c)(i)(B)      --   Amended Form of IRC Section 408
                             Simplified Employee Pension Contract
                             (Preference Plus).(5)
         (c)(i)(C)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Oregon).(2)
         (c)(i)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (c)(ii)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Michigan)
                             (VestMet).(5)
         (c)(iii)       --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (New York)
                             (VestMet).(5)
         (c)(iv)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (South
                             Carolina) (VestMet).(5)
         (c)(v)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Pennsylvania)
                             (VestMet).(5)
         (c)(vi)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Washington)
                             (VestMet).(5)
         (c)(vii)       --   Information Statement concerning IRC
                             Section 408 Simplified Employee Pension
                             Contract (VestMet).(5)
         (d)            --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (VestMet).(5)
         (d)(i)(A)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Version 2).(5)
         (d)(i)(B)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (d)(i)(C)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Oregon).(2)
         (d)(i)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)
         (d)(iii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (d)(iv)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Michigan)
                             (VestMet).(5)
         (d)(v)         --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (New York)
                             (VestMet).(5)
         (d)(vi)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (South
                             Carolina) (VestMet).(5)
         (d)(vii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (Pennsylvania) (VestMet).(5)
         (d)(viii)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Washington)
                             (VestMet).(5)
         (d)(ix)        --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract (VestMet).(5)
         (d)(x)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(xi)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)

         (d)(xii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (South Carolina) (VestMet).(5)
         (d)(xiii)      --   Form of Endorsement to IRC Section 408
                             Individual Annuity Contract (Preference
                             Plus).(4)
         (e)            --   Amended Form of IRC Section 408 Group
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (e)(1)         --   Form of IRC Section 408 Group Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (e)(i)         --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (VestMet).(5)
         (e)(i)(A)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Preference Plus).(5)
         (e)(i)(B)      --   Forms of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Enhanced).(2,5)
         (e)(i)(C)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Oregon).(2)
         (e)(i)(D)      --   Form of Endorsement to IRC Section 408
                             Group Individual Retirement Annuity
                             Contract (G.4333.15).(8)
         (f)            --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans
                             (VestMet).(5)
         (f)(i)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Preference Plus)
                             (Version 2).(5)
         (f)(ii)        --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans (Preference
                             Plus).(5)
         (f)(iii)       --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(5)
         (f)(iv)        --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Financial
                             Freedom).(5)
         (f)(v)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(4)
         (f)(vi)        --   Form of Endorsement under IRC Section
                             457(b) for Public Employee Deferred
                             Compensation Plans (G.3068) (Preference
                             Plus)--Form G.7812-45.(7)
         (g)            --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             which Converts Contract into
                             Non-Qualified Status (VestMet).(5)
         (g)(1)         --   Form of Non-Qualified Contract
                             (Preference Plus) (Version 2).(5)
         (g)(i)(A)      --   Amended Form of Non-Qualified Contract
                             (Preference Plus).(5)
         (g)(i)(B)      --   Form of Non-Qualified Contract
                             (Preference Plus) (Oregon).(2)
         (g)(i)         --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract with Non-Qualified
                             Endorsement (VestMet).(5)
         (g)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement
                             (Michigan) (VestMet).(5)
         (g)(iii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement (South
                             Carolina) (VestMet).(5)
         (g)(iv)        --   Form of Endorsement to Group Annuity
                             Contract.(5)
         (h)            --   Amended Form of Non-Qualified Group
                             Contract (VestMet).(5)
         (h)(1)         --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)         --   Form of Certificate under Non-Qualified
                             Group Contract (VestMet).(5)
         (h)(i)(A)      --   Forms of Certificate under Non-Qualified
                             Group Contract (Preference Plus).(5)
         (h)(i)(A)(i)   --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus).(2)

         (h)(i)(A)(ii)  --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus)
                             (Oregon).(2)
         (h)(i)(B)      --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)(C)      --   Form of Non-Qualified Group Contract
                             (Enhanced Preference Plus).(5)
         (h)(i)(D)      --   Form of Endorsement Concerning Nursing
                             Home or Terminal Illness.(2)
         (h)(i)(E)      --   Form of Endorsement for death claim
                             settlement for MT-(37PP-90(NQ-1),
                             (38PP-90(IRA-)--Form R.S. 1234MT1998.(7)
         (h)(i)(F)      --   Form of Non-Qualified Group Contract
                             (Financial Freedom Account)
                             Form--G.3043.(7)
         (i)            --   Endorsement with respect to Individual
                             IRA and Individual Non-Qualified
                             Contract concerning Death Benefit
                             Provisions (VestMet).(5)
         (j)            --   Specimen of variable retirement annuity
                             contract for Metropolitan Variable
                             Account B.(5)
         (k)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account C.(5)
         (l)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account D.(5)
         (m)            --   Specimen of Flexible-Purchase Variable
                             Annuity Contract for Metropolitan
                             Variable Account A.(1)
         (n)            --   Specimen of Variable Annuity Contract,
                             Forms 37TV-65 and 20SV-65 for
                             Metropolitan Variable Account B.(5)
         (o)            --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Preference Plus).(5)
         (o)(i)         --   Forms of Certificate under IRC Section
                             403(a) Group Annuity Contract (Financial
                             Freedom).(5)
         (o)(ii)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (South
                             Carolina).(5)
         (o)(iii)       --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (SUNY).(5)
         (o)(iv)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Oregon).(2)
         (p)            --   Form of Single Premium Immediate Income
                             Payment Contract (Preference Plus).(5)
         (q)            --   Form of Single Premium Immediate Income
                             Payment Certificate (Enhanced Preference
                             Plus and Financial Freedom).(5)
         (r)            --   Endorsements for Single Premium
                             Immediate Income Payment Contract.(5)
         (r)(i)         --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract
                             (G.4333(VARPAY)--Form G.20247-560.(7)
         (r)(ii)        --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract (PSC
                             93-05A) for unlimited transfers.(8)
         (s)            --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA.(6)
         (s)(i)         --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (Minnesota).(6)
         (s)(ii)        --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (New Jersey).(6)
         (s)(iii)       --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA.(6)
         (s)(iv)        --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (Minnesota).(6)
         (s)(v)         --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (New Jersey).(6)
         (s)(vi)(A)     --   ROTH IRA Endorsements. Forms: R.S. 1233,
                             R.S. 1233OR, R.S. 1233TX(2000).(9)
         (s)(vi)(B)     --   ROTH IRA Amendments. Forms: R.S. 1238,
                             R.S. 1238OR, R.S. 1238TX(2000).(9)

           (t)                  --    Form of Group Annuity Contract and
                                      Amendment under IRC Section
                                      415(m)--Forms G. 3043A and G. 3043A-1
                                      (Financial Freedom Account).(6)
           (u)                  --    Form of Endorsement with respect to
                                      Waiver of Administrative Fee--Form R.S.
                                      1206.(6)
           (v)                  --    Forms of Endorsement with respect to
                                      exchange from Growth Plus Account to the
                                      Preference Plus Account--Form RSC
                                      E31910-2.(6)
           (w)                  --    Forms of Endorsement with respect to
                                      Enhanced 10% corridor (37PP-90(NQ-1),
                                      38PP-90 (IRA-1) NQ/IRA, NJ PPA and
                                      (PSC94-05)--Forms R.S. 1222, R.S.
                                      1222N.J., R.S. 1232 and G. 20247-573.(7)
           (x)                  --    Forms of Endorsement with respect to
                                      Fund Expansion (38PP-90(NQ-1),
                                      (38PP-90(IRA-1), TSA/403(a), PPI
                                      immediate (PSC 93-05A)--Forms R.S. 1230
                                      (11/98), G. 20247-572 and R.S. 1231
                                      (11/98)(7,8)
           (x)(i)(A)            --    Endorsement Regarding Availability of
                                      additional Investment Divisions on July
                                      5, 2000 (R.S. 1241).(9)
           (x)(i)(B)            --    Contract Endorsement (for NJ Alternate
                                      Benefit Plan) (G. 7812-56).(9)
           (x)(i)(C)            --    Certificate Endorsement (for NJ
                                      Alternate Benefit Plan) (G.
                                      20247-578).(9)
           (y)                  --    Forms of Endorsement with respect to
                                      Exchange (37PP-90(NQ-1), 38PP-90(IRA-1)
                                      and (G.4333-7)--Forms E31910-3 and
                                      G.7812-38-1.(7)
           (z)                  --    Forms of Endorsement for SIMPLE IRA
                                      (G.4333-15) and (G.4333-15+RSC
                                      96-37)--Forms RSC 96-37 and R.S.
                                      1209.(7)
           (a)(a)               --    Forms of demutualization
                                      endorsements.(8)
           (b)(b)               --    Replacement Endorsements for Systematic
                                      Withdrawal Program Forms: PSC 94-15 NJ
                                      (8/2000), PSC 94-15 MN (8/2000).(9)
           (b)(b)(i)            --    Replacement Endorsements for Systematic
                                      Withdrawal Program FL, NY, VT forms: PSC
                                      94-16 (8/2000), PSC 94-15 (8/2000).(9)
           (c)(c)               --    Forms of Endorsement for Non-Qualified
                                      Annuity Contracts Under IRC Section
                                      72(s)--ML-NQ(11/04)(19)
           (5)(a)               --    Participation Request and Agreement for
                                      the IRC Section 401 Group Annuity
                                      Contract.(5)
           (b)                  --    Enrollment Form with respect to the IRC
                                      Section 401 Group Annuity Contract.(5)
           (b)(i)               --    Enrollment Form with respect to the IRC
                                      Section 401 Group Annuity Contract
                                      (Preference Plus) (Allocated).(5)
           (c)                  --    Participation Request and Agreement for
                                      the IRC Section 403(b) Group Annuity
                                      Contract.(5)
           (c)(i)               --    Participation Request and Agreement for
                                      the IRC Section 403(b) Group Annuity
                                      Contract (Direct Mail Form).(5)
           (d)                  --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Contract and the
                                      IRC Section 457 Group Annuity
                                      Contract.(2)
           (d)(i)               --    403(b) Tax Deferred Annuity Customer
                                      Agreement Acknowledgement.(5)
           (d)(ii)              --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Annuity Contract
                                      (Enhanced Preference Plus TSA).(5)
           (d)(iii)             --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Annuity Contract
                                      (FFA-TSA).(5)
           (e)                  --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Annuity Contract
                                      and the IRC Section 457 Group Annuity
                                      Contract.(5)
           (f)                  --    Application for an IRC Section 408
                                      Simplified Employee Pension, IRA and
                                      Non-Qualified Deferred Annuities
                                      (Preference Plus).(2)
           (f)(i)               --    Application for Individual IRA and
                                      Non-Qualified Contract (Direct Mail
                                      Form).(3)
           (g)                  --    Employer Adoption Request Form.(5)
           (g)(i)               --    Employer Utilization Request Form.(5)
           (g)(ii)              --    Enrollment Form for IRC Section 408
                                      Group Individual Retirement Account
                                      Contract and Non-Qualified Group
                                      Contract.(5)

           (g)(iii)             --    Funding Authorization and Agreement.(5)
           (g)(iv)              --    Funding Authorization and Agreement
                                      (SEP).(5)
           (h)(i)               --    Enrollment Form for IRC Section 408
                                      Individual Retirement Annuity, IRC
                                      Section 408(k) Simplified Employee
                                      Pension and Non-Qualified Income Annuity
                                      Contract.(5)
           (h)(ii)              --    Enrollment Form for IRC Sections 403(b),
                                      403(a) and 457 Group Income Annuity
                                      Contract.(5)
           (h)(iii)             --    Enrollment Form for Group IRA Rollover
                                      Annuity (Preference Plus-Enhanced
                                      Contract).(2)
           (h)(iv)              --    Enrollment Form for Group Non-Qualified
                                      Supplemental Savings (Preference Plus-
                                      Enhanced Contract).(2)
           (i)                  --    Application for Variable Annuity
                                      (Preference Plus(R) Account) TSA/IRC
                                      Section 457(b) Deferred Compensation/IRC
                                      Section 403(a) for form G.4333-7
                                      FORM--038-PPA-TSA/PEDC (0998).(7)
           (i)(i)               --    Application for Variable Annuity
                                      (Preference Plus(R) Account) for 37PP-90
                                      (NQ-1), 38PP-90 (IRA-1)
                                      FORM--038-PPA-IRA/SEP/NQ (0998).(7)
           (i)(ii)              --    Application for the Preference Plus(R)
                                      Income Annuity for RSC 93-05A
                                      FORM--RSCINCAPNQIRASEP (10/98).(7)
           (i)(iii)             --    Application for Variable Annuity
                                      Enhanced Preference Plus(R) Account for
                                      MetLife Employees for forms G.4333-14,
                                      G.4333-15
                                      Form--038MEGPPAIRA/NQ(10/98).(7)
           (i)(iv)              --    Application Preference Plus Account.(8)
           (j)                  --    Variable Annuity Application for
                                      Non-Qualified IRA and SEP contracts
                                      (038-PPA (07/2000)-A)(9)
           (j)(i)               --    Variable Annuity Application for TSA and
                                      403(a) contracts (038-PPA
                                      (07/2000)-B)(9)
           (j)(ii)              --    ROTH Individual Retirement Annuity
                                      Endorsement--Form ML-446.2 (9/02).(13)
           (j)(iii)             --    401(a)/403(a) Plan Endorsement. Form
                                      ML-401.2 (9/02).(13)
           (j)(iv)              --    Individual Retirement Annuity
                                      Endorsement. Form: ML-408.2 (9/02).(13)
           (j)(v)               --    SIMPLE Individual Retirement Annuity
                                      Endorsement. Form: ML-439.1 (9/02).(13)
           (j)(vi)              --    Tax Sheltered Annuity Endorsement. Form
                                      ML-398.2 (9/02).(13)
      (6)                       --    Restated Charter and By-Laws of
                                      Metropolitan Life Insurance
                                      Company.(12,  )
      (7)                       --    Not applicable.
      (8)                       --    Not applicable.
      (9)                       --    Opinion and consent of counsel as to the
                                      legality of the securities being
                                      registered.(5,16)
     (10)                       --    Consent of Deloitte & Touche(19)
     (11)                       --    Not applicable.
     (12)                       --    Not applicable.
     (13)  (a)                  --    Powers of Attorney.(4,14,16,17,18)


---------------
 1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

 2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996.

 3. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.

 4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997.

 5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.

 6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998.

 7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.

 8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.

 9. Filed with Post-Effective Amendment No. 27 to this Registration Statement on Form N-4 on April 3, 2001.

10. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

11. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.


12. Amended and Restated Charter of Metropolitan Life Insurance Company filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 on April 10, 2003.

14. Filed with Post-Effective Amendment No. 30 to this Registration Statement on Form N-4 on October 22, 2003.

15. Filed with Post-Effective Amendment No. 31 to this Registration Statement on Form N-4 on February 9, 2004.


16. Power of Attorney for Sylvia M. Mathews filed with Post-Effective Amendment No. 32 to this Registration Statement on Form N-4 on April 20, 2004.


17. Power of Attorney for John M. Keene, William J. Wheeler and Joseph J. Prochaska filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-69320 for Metropolitan Life Separate Account E on Form N-4 on February 5, 2004. As incorporated herein by reference.


18. Amended and Restated By-Laws of Metropolitan Life Insurance Company and Power of Attorney for C. Robert Henrikson filed with Registration Statement No. 333-122883/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 17, 2005. As incorporated herein by reference.



19.  Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Robert H. Benmosche....................  Chairman of the Board and Chief Executive         Chairman, Chief Executive
                                         Officer,                                          Officer and Director
                                         MetLife, Inc. and Metropolitan Life Insurance
                                         Company,
                                         27-01 Queens Plaza North
                                         Long Island City, NY 11101.
Curtis H. Barnette.....................  Of Counsel                                        Director
                                         Skadden, Arps, Slate,
                                         Meagher & Flom, LLP and Affiliates,
                                         1440 New York Avenue, N.W.
                                         Washington, D.C. 20005.
Burton A. Dole, Jr. ...................  Retired Chairman,                                 Director
                                         Nellcor Puritan Bennett, Inc.,
                                         Pauma Valley Country Club,
                                         15835 Pauma Valley Drive,
                                         Pauma Valley, CA 92061.
Cheryl W. Grise........................  President, Utility Group,                         Director
                                         Northeast Utilities,
                                         P.O. Box 270,
                                         Hartford, CT 06141.
James R. Houghton......................  Chairman of the Board and Chief Executive         Director
                                         Officer
                                         Corning Incorporated,
                                         One Riverfront Plaza,
                                         MP HQE2-6,
                                         Corning, NY 14831
Harry P. Kamen.........................  Retired Chairman and Chief Executive Officer,     Director
                                         Metropolitan Life Insurance Company,
                                         200 Park Avenue, 32nd floor,
                                         New York, NY 10166-0188.
Helene L. Kaplan.......................  Of Counsel, Skadden, Arps, Slate, Meagher &       Director
                                         Flom, LLP,
                                         Four Times Square,
                                         New York, NY 10036.
John M. Keane..........................  General (Retired),                                Director
                                         United States Army,
                                         2020 K Street N.W.,
                                         Suite 800,
                                         Washington, D.C. 20006
James M. Kilts.........................  Chairman of the Board and Chief Executive         Director
                                         Officer,
                                         The Gillette Company,
                                         Prudential Tower Building, 48th floor
                                         Boston, MA 02199
Charles M. Leighton....................  Retired Chairman and Chief Executive Officer,     Director
                                         CML Group, Inc.,
                                         U.S. Sailing
                                         15 Maritime Drive,
                                         Portsmith, RI 02871.
Sylvia M. Mathews......................  Chief Operating Officer and Executive             Director
                                         Director,
                                         The Bill & Melinda Gates Foundation,
                                         1551 Eastlake Avenue East,
                                         Seattle, WA 98102.

                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Hugh B. Price..........................  Senior Adviser                                    Director
                                         DLA Piper Rudnick Gray Cary US LLP,
                                         1251 Avenue of the Americas,
                                         New York, NY 10020
Kenton J. Sicchitano...................  Retired Chairman of the Board,                    Director
                                         PricewaterhouseCoopers,
                                         101 Jericho Road,
                                         Weston, MA 02493
William C. Steere, Jr. ................  Retired Chairman of the Board,                    Director
                                         Pfizer Inc.,
                                         235 East 42nd Street,
                                         New York, NY 10016.



     Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of Metropolitan Life is 200 Park Avenue, New York, New York 10166.



                    NAME OF OFFICER                                     POSITION WITH METROPOLITAN LIFE
                    ---------------                                     -------------------------------
Robert H. Benmosche.....................................  Chairman, Chief Executive Officer and Director
C. Robert Henrikson.....................................  President and Chief Operating Officer
William J. Mullaney.....................................  President, MetLife Auto and Home
William J. Toppeta......................................  President, International
Catherine A. Rein.......................................  Senior Executive Vice-President and Chief Administrative
                                                          Officer
Leland C. Launer, Jr. ..................................  President, Institutional Business
Lisa M. Weber...........................................  President, Individual Business
James L. Lipscomb.......................................  Executive Vice-President and General Counsel
William J. Wheeler......................................  Executive Vice President and Chief Financial Officer
Joseph J. Prochaska.....................................  Senior Vice President and Chief Accounting Officer
Joseph A. Reali.........................................  Senior Vice-President and Tax Director
Anthony Williamson......................................  Senior Vice-President and Treasurer
Gwenn L. Carr...........................................  Senior Vice-President and Secretary
Timothy Journy..........................................  Senior Vice President and General Auditor


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACTOWNERS.


     As of February 29, 2005:



                                                              NUMBER OF
                       TITLE OF CLASS                          HOLDERS
                       --------------                         ---------
Contract holders
  Qualified.................................................   571,918
  Non-Qualified.............................................   157,842


ITEM 28.  INDEMNIFICATION

    UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933


     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains Directors' and Officers' Liability insurance coverage with limits of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc., are also covered under the Financial Institutions Bond as well as under the directors' and officers' policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

       Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter) Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)
       The New England Variable Account (depositor)
       New England Variable Annuity Fund I (depositor)

     (b) See response to Item 25 above.

     (c)


                     (1)                                            (2)
        NAME OF PRINCIPAL UNDERWRITER            NET UNDERWRITING DISCOUNTS AND COMMISSIONS
---------------------------------------------- ----------------------------------------------
     Metropolitan Life Insurance Company                            N/A
                     (3)                                            (4)
 COMPENSATION ON REDEMPTION OR ANNUITIZATION               BROKERAGE COMMISSIONS
---------------------------------------------- ----------------------------------------------
    $18,392,053 (early withdrawal charge)                       See Item 20
                     (5)
                 COMPENSATION
----------------------------------------------
    $135,918,112 (Separate Account charge)

ITEM 30.  LOCATION OF ACCOUNT AND RECORDS.

Metropolitan Life Insurance Company
One Madison Avenue
New York, N.Y. 10010

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 32.  UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

     (f) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES RULE 485(B) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 7TH DAY OF APRIL, 2005.

                                         METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                     (Registrant)

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:      /s/ JAMES L. LIPSCOMB
                                         ---------------------------------------
                                                   (James L. Lipscomb)
                                                Executive Vice President
                                                   and General Counsel

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:      /s/ JAMES L. LIPSCOMB
                                         ---------------------------------------
                                                   (James L. Lipscomb)
                                                Executive Vice President
                                                   and General Counsel

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                      SIGNATURE                                             TITLE                              DATE
                      ---------                                             -----                              ----

                          *                              Chairman, President, Chief Executive Officer
-----------------------------------------------------    and Director
                 Robert H. Benmosche

                          *                              President and Chief Operating Officer
-----------------------------------------------------
                 C. Robert Henrikson

                          *                              Senior Vice President and Chief Accounting
-----------------------------------------------------    Officer (Principal Financial Officer)
              Joseph J. Prochaska, Jr.

                          *                              Executive Vice President and Chief Financial
-----------------------------------------------------    Officer
                 William J. Wheeler

                          *                              Senior Vice President and General Auditor
-----------------------------------------------------
                  Timothy L. Journy

                          *                              Director
-----------------------------------------------------
                 Curtis H. Barnette

                          *                              Director
-----------------------------------------------------
                 Burton A. Dole, Jr.

                                                         Director
-----------------------------------------------------
                   Cheryl W. Grise

                          *                              Director
-----------------------------------------------------
                  James R. Houghton

                          *                              Director
-----------------------------------------------------
                   Harry P. Kamen

                          *                              Director
-----------------------------------------------------
                  Helene L. Kaplan

                          *                              Director
-----------------------------------------------------
                    John M. Keane

                                                         Director
-----------------------------------------------------
                   James M. Kilts

                          *                              Director
-----------------------------------------------------
                 Charles M. Leighton

                          *                              Director
-----------------------------------------------------
                  Sylvia M. Mathews

                          *                              Director
-----------------------------------------------------
                    Hugh B. Price

                          *                              Director
-----------------------------------------------------
               William C. Steere, Jr.

                          *                              Director
-----------------------------------------------------
                Kenton J. Sicchitano

             *By: /s/ MYRA L. SAUL, ESQ.                                                                    April 7, 2005
  ------------------------------------------------
                 Myra L. Saul, Esq.
                  Attorney-in-Fact

A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS FOR TSA,
   PEDC, KEOGH, 403(a) AND QUALIFIED                   PAGE
 1. Snoopy as MetLife Representative with briefcase    B-PPA first page and
                                                       cover

 2. Charlie Brown on step ladder looking at fold       B-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        B-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     B-PPA-15 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      B-PPA-27 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            B-PPA-28 Variable
                                                       Annuities

 7. Snoopy reading menu at restaurant table            B-PPA-30 Your Investment
                                                       Choices

 8. Linus building sand castle                         B-PPA-33 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      B-PPA-34 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      B-PPA-34 The Equalizer
    scale

11. The Rebalancer(Trademark) icon--A pie chart        B-PPA-34 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     B-PPA-34 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      B-PPA-35 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Woodstock making calculations on paper with        B-PPA-36 The Value of
    pencil                                             Your Investment

15. Marcie at desk with adding machine reviewing       B-PPA-37 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

16. Charlie Brown struggling to reach into jar of      B-PPA-40 Access to Your
    money                                              Money

17. Snoopy as WWI flying ace dispatching Woodstocks    B-PPA-41 Systematic
    with checks                                        Withdrawal Program
                                                       For TSA Deferred
                                                       Annuities

18. Woodstock with accountant's visor and adding       B-PPA-45 Early Withdrawal
    machine                                            Charges



A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS FOR TSA,
   PEDC, KEOGH, 403(a) AND QUALIFIED
   (continued)                                         PAGE
19. Franklin with magnifying glass                     B-PPA-46 When No Early
                                                       Withdrawal Charge Applies

20. Woodstock moving money bag from one pile of        B-PPA-49 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

21. Marcia reading paper                               B-PPA-50 Free Look

22. Snoopy floating in innertube with glasses and      B-PPA-52 Income Annuities
    drink

23. Snoopy lounging on beach chair with sunglasses     B-PPA-53 Income Payment
    and drink                                          Types

24. Snoopy with accountant's visor and adding          B-PPA-54 The Value of
    machine                                            Your Income Payments

25. Woodstock moving money bag from one pile of        B-PPA-55 Valuation
    money bags to another

26. Lucy with magnifying glass studying a piece of     B-PPA-60 Free Look
    paper

27. Charlie Brown receiving letter at mail box         B-PPA-61 Confirming
                                                       Transactions

28. Charlie Brown listening on telephone               B-PPA-62 By Telephone
                                                       or Internet

29. "Colonial" Snoopy as town cryer                    B-PPA-64 Advertising
                                                       Performance

30. Snoopy as MetLife Representative shaking paw/      B-PPA-67 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

33. Piggybank with "Do not open until age 59 1/2"      B-PPA-70 Income Taxes--
    printed on side                                    General

34. Snoopy as "Uncle Sam" presenting a tax bill        B-PPA-74 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

35. Woodstock flying with check                        B-PPA-76 TSA Annuities--
                                                       Withdrawals

36. Lucy in her advice box with "TAXES--The Expert     B-PPA-79 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

37. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     B-PPA-81 Table of
    Linus and Peppermint Patty                         Contents for the SAI



B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS (THE INCOME
   ANNUITY MAY ALSO BE KNOWN AS METLIFE PERSONAL
   INCOMEPLUS(SM) ANNUITY CONTRACTS) FOR
   NON-QUALIFIED, TRADITIONAL IRA, UNALLOCATED KEOGH
   AND QUALIFIED                                       PAGE

 1. Snoopy as MetLife Representative with briefcase    C-PPA first page and
                                                       cover

 2. Charlie Brown on step ladder looking at fold       C-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        C-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     C-PPA-14 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      C-PPA-25 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            C-PPA-26 Variable
                                                       Annuities

 7. Snoopy reading menu at restaurant table            C-PPA-28 Your Investment
                                                       Choices

 8. Linus building sand castle                         C-PPA-31 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      C-PPA-32 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      C-PPA-32 The Equalizer
    scale

11. The Rebalancer(Trademark) icon--A pie chart        C-PPA-32 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     C-PPA-32 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      C-PPA-33 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Marcie at desk with adding machine reviewing       C-PPA-35 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

15. Charlie Brown struggling to reach into jar of      C-PPA-38 Access to Your
    money                                              Money

16. Snoopy as WWI flying ace dispatching Woodstocks    C-PPA-38 Systematic
    with checks                                        Withdrawal Program

17. Woodstock with accountant's visor and adding       C-PPA-40 Charges
    machine

B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS (THE INCOME
   ANNUITY MAY ALSO BE KNOWN AS METLIFE PERSONAL
   INCOMEPLUS(SM) ANNUITY CONTRACTS) FOR NON-
   QUALIFIED, TRADITIONAL IRA AND UNALLOCATED
   KEOGH AND QUALIFIED (continued)                     PAGE
18. Franklin with magnifying glass                     C-PPA-43 When No Early
                                                       Withdrawal Charge Applies

19. Woodstock moving money bag from one pile of        C-PPA-45 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

20. Marcia reading paper                               C-PPA-46 Free Look

21. Snoopy floating in innertube with glasses and      C-PPA-49 Income Annuities
    drink

22. Snoopy lounging on beach chair with sunglasses     C-PPA-50 Income Payment
    and drink                                          Types

23. Woodstock writing out a check                      C-PPA-51 Minimum Purchase
                                                       Payment

24. Woodstock moving money bag from one pile of        C-PPA-52 Reallocation
    money bags to another                              Privilege

25. Lucy with magnifying glass studying a piece of     C-PPA-56 Free Look
    paper

26. Charlie Brown listening on telephone               C-PPA-58 By Telephone
                                                       or Internet

27. "Colonial" Snoopy as town cryer                    C-PPA-60 Valuation -
                                                       Suspension of Payments

28. Snoopy as MetLife Representative shaking paw/      C-PPA-64 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

29. Piggybank with "Do not open until age 59 1/2"      C-PPA-67 Income Taxes
    printed on side

30. Snoopy as "Uncle Sam" presenting a tax bill        C-PPA-70 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

31. Woodstock flying with check                        C-PPA-72 Non-Qualified
                                                       Annuities--Partial and
                                                       Full Withdrawals

32. Linus "walking" the hoop with "IRAs" on side       C-PPA-75 Traditional
                                                       IRA Annuities

33. Lucy in her advice box with "TAXES--The Expert     C-PPA-83 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

34. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     C-PPA-84 Table of
    Linus and Peppermint Patty                         Contents for the SAI

C. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA                                     PAGE
 1. Snoopy as MetLife Representative with briefcase    FFA first page and
                                                       covers

 2. Snoopy as MetLife Representative with briefcase    EPPA first page


 3. Charlie Brown on step ladder looking at fold       FFA-3 Table of Contents
    out map

 4. Snoopy in suit with pointer                        FFA-4 Important Terms You
                                                       Should Know

 5. Lucy reviewing ticker tape coming from machine     FFA-20 Accumulation Unit
                                                       Values Tables For
                                                       Enhanced Preference Plus

 6. Lucy reviewing ticker tape coming from machine     FFA-35 Accumulation Unit
                                                       Values Tables For
                                                       Financial Freedom

 7. Snoopy as MetLife Representative listening to      FFA-49 MetLife
    crowd of Woodstocks

 8. Snoopy and Woodstock balanced on seesaw            FFA-50 Variable
                                                       Annuities

 9. Snoopy reading menu at restaurant table            FFA-53 Your Investment
                                                       Choices

10. Linus building sand castle                         FFA-56 Deferred Annuities

11. The Equity Generator(Service Mark) icon--Safe      FFA-57 The Equity
    with arrow pointing to three dimensional graph     Generator

12. The Equalizer(Service Mark) icon--A balancing      FFA-58 The Equalizer
    scale

13. The Rebalancer(Trademark) icon--A pie chart        FFA-58 The Rebalancer
    with arrows around circumference

14. The Index Selector(Service Mark) icon--A world     FFA-58 The Index Selector
    globe with arrows around it

15. The Allocator(Service Mark) icon--An hourglass     FFA-58 The Allocator
    with safe in top portion with arrow to a three
    dimensional chart in the bottom portion

16. Woodstock making calculations on paper with        FFA-60 The Value of Your
    pencil                                             Investment

17. Marcie at desk with adding machine reviewing       FFA-60 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

C. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
18. Charlie Brown struggling to reach into jar of      FFA-64 Access to
    money                                              Your Money

19. Snoopy as WWI flying ace dispatching Woodstocks    FFA-65 Systematic
    with checks                                        Withdrawal Program for
                                                       Enhanced TSA and IRA and
                                                       Financial Freedom TSA and
                                                       403(a) Deferred Annuities

20. Woodstock with accountant's visor and adding       FFA-68 Charges - Investment -
    machine                                            Related Charge

21. Franklin with magnifying glass                     FFA-70 When No Early
                                                       Withdrawal Charge Applies
                                                       for TSA, 403(a), Non-
                                                       Qualified, PEDC and IRA
                                                       Enhanced Deferred
                                                       Annuities

22. Woodstock moving money bag from one pile of        FFA-72 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

23. Marcia reading paper                               FFA-73 Free Look

24. Snoopy floating in innertube with glasses and      FFA-76 Income Annuities
    drink

25. Snoopy lounging on beach chair with sunglasses     FFA-78 Income Payment
    and drink                                          Types

26. Woodstock moving money bag from one pile of        FFA-80 Reallocations
    money bags to another

27. Lucy with magnifying glass studying a piece of     FFA-84 Free Look
    paper

28. Charlie Brown receiving letter at mail box         FFA-85 Confirming
                                                       Transactions

29. Charlie Brown listening on telephone               FFA-86 By Telephone or
                                                       Internet

30. "Colonial" Snoopy as town cryer                    FFA-88 Advertising
                                                       Performance

31. Snoopy as MetLife Representative at booth with     FFA-91 Who Sells the
    "Your MetLife Rep is IN" printed on it holding     Deferred Annuities and
    brochures                                          Income Annuities

C. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
32. Piggybank with "Do not open until age 59 1/2"      FFA-95 Income Taxes--
    printed on side                                    General

33. Snoopy as "Uncle Sam" presenting tax bill          FFA-100 Income Taxes--
                                                       Withdrawals Before
                                                       Age 59 1/2 (except
                                                       PEDC)

34. "Corporate" Snoopy making presentation to          FFA-102 Income Taxes--
    boardroom with Franklin, Charlie Brown, Sally,     403(a)
    Lucy, Linus and Peppermint Patty

35. Woodstock flying with check                        FFA-106 Non-Qualified
                                                       Annuities--Partial and
                                                       Full Withdrawals

36. "Corporate" Snoopy with glasses and suspenders     FFA-109 Income Taxes--
                                                       Non-Qualified Annuity for
                                                       SS 457(f) Deferred
                                                       Compensation Plans.


37. Snoopy with accountant's visor and adding          FFA-111 Income Taxes--
    machine                                            Non-Qualified Annuity for
                                                       SS 451 Deferred
                                                       Compensation Plans.

38. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     FFA-116 Table of Contents
    Linus and Peppermint Patty                         for the SAI